Registration No. 2-73969
                                                    File No. 811-3255


                 SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                             FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X/

Pre-Effective Amendment No.                                 / /

Post-Effective Amendment No. 25                             /X/

                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
     COMPANY ACT OF 1940                                    /X/

Amendment No. 25                                            /X/

PANORAMA SERIES FUND, INC.
________________________________________________________________
            (Exact Name of Registrant as Specified in Charter)

             6803 South Tucson Way, Englewood, Colorado 80112
________________________________________________________________
                   (Address of Principal Office)(Zip Code)

                              (303)768-3200
_________________________________________________________________
                       Registrant's Telephone Number

                       Andrew J. Donohue, Secretary
                        Panorama Series Fund, Inc.
                           6803 South Tucson Way
                    Englewood, Colorado 80112
_________________________________________________________________
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

     / /  immediately upon filing pursuant to paragraph (b)

     /X/  on May 1, 1997 pursuant to paragraph (b)

     / /  60 days after filing pursuant to paragraph (a)

     / /  on (date) pursuant to paragraph (a), of Rule 485


Registrant has registered an indefinite number of securities under the Securities Act of 1933 pursuant to of Rule 24f-2 promulgated under the Investment Company Act of 1940. The Company's Rule 24f-2 Notice for the fiscal year ending December 31, 1996 was filed on or about February 27, 1997.

                         FORM N-1A

                        PANORAMA SERIES FUND, INC.

                           Cross Reference Sheet

Part A of
Form N-1A
Item No.       Prospectus Heading
---------      ------------------
1              Front Cover Page
2              Overview of the Portfolios
3              Financial Highlights; Performance of the
               Portfolios
4              Front Cover Page; How the Portfolios are Managed--
               Organization and History; Investment Objectives
               and Policies; Investment Restrictions
5              How the Portfolios are Managed; Expenses; Back
               Cover
5A             Performance of the Portfolios
6              How the Portfolios are Managed - Organization and
               History; The Transfer Agent; Dividends, Capital
               Gains and Taxes; Investment Objectives and
               Policies
8              How to Sell Shares
9                   *

Part B of
Form N-1A
Item No.   Statement of Additional Information Heading
---------  -------------------------------------------
10             Cover Page
11             Cover Page
12             *
13             Investment Objectives and Policies; Other
               Investment Techniques and Strategies; Additional
               Investment Restrictions
14             How the Portfolios are Managed--Directors and
               Officers of the Portofolios
15             How the Portfolios are Managed-- Major
               Shareholders
16             How the Portfolios are Managed
17             Brokerage Policies of the Portfolios
18             Additional Information About the Portfolios
19             Your Investment Account - How to Buy Shares; How
               to Sell Shares
20             Dividends, Capital Gains and Taxes
21             How the Portfolios are Managed; Brokerage Policies
               of the Portfolios
22             Performance of the Portfolios
23             Financial Statements
______________

* Not applicable or negative answer.

Panorama Series Fund, Inc.

   Prospectus Dated May 1, 1997

   Panorama Series Fund, Inc. (referred to in this Prospectus as the "Company") is an open-end investment company consisting of seven separate series (each is referred to as a "Portfolio" and collectively, as the "Portfolios"). Shares of the Portfolios are offered through certain variable annuity or variable life insurance contracts by insurance companies.

Total Return Portfolio seeks to maximize total investment return
(including both capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S.
Government securities and money market instruments according to changing market conditions.

Growth Portfolio seeks long term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. Realization of current income is a secondary consideration.

International Equity Portfolio seeks long-term growth of capital by investing primarily in equity securities of companies wherever located, the primary stock market of which is outside the United
States.

LifeSpan Capital Appreciation Portfolio ("Capital Appreciation
Portfolio") seeks long-term capital appreciation by investing in a strategically allocated portfolio consisting primarily of stocks.
Current income is not a primary consideration.

LifeSpan Balanced Portfolio ("Balanced Portfolio") seeks a blend of capital appreciation and income by investing in a strategically allocated portfolio of stocks and bonds with a slightly stronger emphasis on stocks.

LifeSpan Diversified Income Portfolio ("Diversified Income
Portfolio") seeks high current income, with opportunities for capital appreciation by investing in a strategically allocated portfolio consisting primarily of bonds.

Government Securities Portfolio seeks a high level of current income with a high degree of safety of principal by investing primarily in U.S. Government securities and U.S. Government related securities.

     Shares of the Company's Portfolios are offered as investment vehicles for the variable annuity or variable life insurance contracts offered through separate accounts of insurance companies (these are referred to as "Accounts"). Shares of the Portfolios cannot be purchased directly by investors. The term "shareholder" in this Prospectus refers only to the insurance companies issuing the variable contracts. The interests of contract owners with respect to shares of a Portfolio held for their contracts are subject to the terms of the contract and the prospectus for your insurance company's separate accounts, which you as a contract holder or prospective contract holder should read carefully.

          This Prospectus explains concisely what you should know before investing in the Portfolios. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about each Portfolio in the May 1, 1997 Statement of Additional Information. For a free copy, call OppenheimerFunds Services, the Portfolios' Transfer Agent, at 1-800-525-7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).



Shares of the portfolios are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the F.D.I.C. or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION  NOR HAS THE COMMISSION PASSED
UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents

ABOUT THE PORTFOLIOS
Overview of the Portfolios
Financial Highlights
Investment Objectives and Policies
Total Return Portfolio
Growth Portfolio
International Equity Portfolio
LifeSpan Portfolios
Government Securities Portfolio
Investment Risks
Investment Techniques and Strategies
How the Portfolios Are Managed
Performance of the Portfolios
ABOUT YOUR ACCOUNT
How to Buy Shares
     How to Sell Shares
     Dividends, Capital Gains and Taxes
Appendix A: Description of Ratings Categories of Ratings Services

   ABOUT THE PORTFOLIOS

Overview of the Portfolios

Some of the important facts about the Portfolios are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire Prospectus before making a decision about investing. Keep the Prospectus for reference after you invest.

        What Are the Portfolios' Investment Objectives? Total Return Portfolio's seeks to maximize total investment return (including both capital appreciation and income). Growth Portfolio's seeks long term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings. International Equity Portfolio's seeks long-term growth of capital by investing primarily in equity securities of companies wherever located, the primary stock market
of which is outside the United States.   LifeSpan Capital
Appreciation Portfolio's ("Capital Appreciation Portfolio") seeks long-term capital appreciation by investing in a strategically allocated portfolio consisting primarily of stocks. LifeSpan Balanced Portfolio's ("Balanced Portfolio") seeks a blend of capital appreciation and income by investing in a strategically allocated portfolio of stocks and bonds with a slightly stronger emphasis on stocks. LifeSpan Diversified Income Portfolio's ("Diversified Income Portfolio") seeks high current income, with opportunities for capital appreciation by investing in a strategically allocated portfolio consisting primarily of bonds. Government Securities Portfolio's seeks a high level of current income with a high degree of safety of principal by investing primarily in U.S. Government securities and U.S. Government related securities.

        What Do the Portfolios Invest In? To seek their respective investment objectives, the Portfolios invest as follows. Total Return Portfolio invests by principally allocating its assets among stocks, corporate bonds, U.S. Government securities and money market instruments according to changing market conditions. Growth Portfolio primarily invests in common stocks with low price-earnings ratios and better-than-anticipated earnings. International Equity Portfolio primarily invests in equity securities of companies wherever located, the primary stock market of which is outside the United States. LifeSpan Capital Appreciation Portfolio primarily invests in stocks. LifeSpan Balanced Portfolio primarily invests in stocks and bonds with a slightly stronger emphasis on stocks. LifeSpan Diversified Income Portfolio primarily invests in bonds. Government Securities Portfolio invests primarily in U.S. Government securities and U.S. Government related securities. These investments are more fully explained for each Fund in "Investment Objectives and Policies," starting on page ___.

        Who Manages the Portfolios? The Portfolio's investment adviser is OppenheimerFunds, Inc. (the "Manager"), which (including a subsidiary) advises investment company portfolios having over $62 billion in assets. Each Portfolio's portfolio manager is primarily responsible for the selection of securities of that Portfolio. The portfolio managers are as follows: for Total Return Portfolio, Peter M. Antos, CFA, Michael C. Strathearn, CFA, Stephen F. Libera, CFA, Kenneth B. White, CFA and Arthur Zimmer; for Growth Portfolio, Peter M. Antos, CFA, Michael C. Strathearn, CFA, and Kenneth B. White, CFA; for International Equity Portfolio, (Babson-Stewart) James W. Burns and John G.L. Wright; for LifeSpan Capital Appreciation Portfolio, LifeSpan Balanced Portfolio, and LifeSpan Diversified Portfolio, (the Manager) Peter M. Antos, CFA, Michael
C. Strathearn, CFA, Stephen F. Libera, CFA, Kenneth B. White, CFA, (Babson-Stewart) James W. Burns and John G.L. Wright, (Pilgrim Baxter) Gary L. Pilgrim, CFA and Michael D. Jones, CFA and (BEA Associates) Richard J. Lindquist; and for Government Securities Portfolio, David A. Rosenberg and David P. Negri. The Manager is paid an advisory fee by each Portfolio, based on its assets. The Company's Board of Directors, elected by shareholders, oversees the investment adviser and the portfolio manager and subadviser.
Please refer to "How The Portfolios Are Managed," starting on page ____ for more information about the Manager and Subadviser and their fees.

        How Risky Are The Portfolios? While different types of investments have risks that differ in type and magnitude, all investments carry risk to some degree. Changes in overall market movements or interest rates, or factors affecting a particular industry or issuer, can affect the value of the Portfolios' investments and their price per share. Equity investments are generally subject to a number of risks including the risk that values will fluctuate as a result of changing expectations for the economy and individual issuers, and stocks which are small to medium size in capitalization may fluctuate more than large capitalization stocks. For both equity and income investments, foreign investments are subject to the risk of adverse currency fluctuation and additional risks and expenses in comparison to domestic investments. In comparing levels of risk among the Portfolios that invest to some degree in equities, International Equity Portfolio is the most volatile with its exposure to international markets, followed by Growth Portfolio, LifeSpan Capital Appreciation Portfolio, Total Return Portfolio, and LifeSpan Balanced Portfolio. Fixed-income investments are generally subject to the risk that values will fluctuate with interest rates and inflation, with lower-rated fixed-income investments being subject to a greater risk that the issuer will default in its interest or principal payment obligations. In comparing levels of risk among the fixed-income funds, LifeSpan Diversified Income Portfolio is more volatile than Government Securities Portfolio.

     While the Manager and Subadvisers try to reduce risks by diversifying investments, by carefully researching securities before they are purchased and in some cases the Manager and Subadviser may use hedging techniques, there is no guarantee of success in achieving a Portfolio's objective. Please refer to "Investment Risks" starting on page __ for a more complete discussion of each Portfolio's investment risks.

        How Can I Buy or Sell Shares? Shares of each Portfolio are offered for purchase by Accounts as an investment medium for variable life insurance policies and variable annuity contracts.
Account owners should refer to the accompanying Account Prospectus
on ho    w to buy or sell shares of the Portfolios.

        How Have the Portfolios Performed?   Government Securities
Portfolio measures its performance by quoting their yields.   All
of the Portfolios may measure their performance by quoting average annual total return and cumulative total return, which measure historical performance. Those returns can be compared to the returns (over similar periods) of other funds. Of course, other funds may have different objectives, investments, and levels of risk. The performance of all the Portfolios can also be compared to broad market indices, which we have done starting on page ___. Please remember that past performance does not guarantee future results.



   Financial Highlights
The tables on the following pages present selected financial information about the Portfolios, including per share data and expense ratios and other data based on each Portfolio's respective average net assets. The information for the Portfolios has been audited by Deloitte & Touche LLP, the Company's independent auditors, whose reports for the Company's fiscal year ended December 31, 1996 are included in the Statement of Additional Information. Prior to and including the year ended December 31, 1995, the financial statements of the Portfolios were audited by other auditors. Additional information about the performance of the Portfolios is contained in the Company's 1996 Annual Reports which may be obtained without charge by calling or writing the Company at the telephone or address on the back cover.

PANORAMA SERIES FUND, INC. - TOTAL RETURN PORTFOLIO
FINANCIAL HIGHLIGHTS
DECEMBER 31, 1996


                                               YEAR ENDED DECEMBER 31,
                                               1996(1)       1995        1994        1993        1992
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period           $  1.75      $ 1.51      $ 1.65      $ 1.56      $ 1.57
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .07         .07         .06         .06         .07
Net realized and unrealized gain (loss)            .11         .30        (.09)        .20         .10
----------------------------------------------------------------------------------------------------------
Total income (loss) from investment
operations                                         .18         .37        (.03)        .26         .17
----------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income              (.01)       (.07)       (.06)       (.06)       (.07)
Distributions from net realized gain              (.01)       (.06)       (.05)       (.11)       (.11)
----------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                   (.02)       (.13)       (.11)       (.17)       (.18)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $  1.91      $ 1.75      $ 1.51      $ 1.65      $ 1.56
                                               -----------------------------------------------------------
                                               -----------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)              10.14%      24.66%      (1.97)%
16.28%      10.21%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)        $ 1,122      $  994      $  742      $  610      $  402
----------------------------------------------------------------------------------------------------------
Average net assets (in millions)               $ 1,058      $  864(3)   $  687(3)   $  502(3)   $  345(3)
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                             4.12%       4.48%       4.21%       3.90%       4.27%
Expenses                                          0.55%       0.59%       0.56%       0.60%       0.68%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate(3)                       104.3%       62.3%       88.3%      161.6%      182.1%
Average brokerage commission rate(4)           $0.0641          --          --          --          --


                                               YEAR ENDED DECEMBER 31,
                                               1991         1990       1989        1988        1987
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period          $ 1.33      $ 1.41      $ 1.27      $ 1.20      $ 1.42
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                            .07         .08         .09         .06         .06
Net realized and unrealized gain (loss)          .32        (.07)        .20         .08         .02
--------------------------------------------------------------------------------------------------------
Total income (loss) from investment
operations                                       .39         .01         .29         .14         .08
--------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income            (.07)       (.08)       (.09)       (.07)       (.06)
Distributions from net realized gain            (.08)       (.01)       (.06)         --        (.24)
--------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                 (.15)       (.09)       (.15)       (.07)       (.30)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                $ 1.57      $ 1.33      $ 1.41      $ 1.27      $ 1.20
                                              ----------------------------------------------------------
                                              ----------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)            28.79%       0.50%      22.98%
11.64%       4.26%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)       $  304      $  229      $  221      $  184      $  168
--------------------------------------------------------------------------------------------------------
Average net assets (in millions)              $  261(3)   $  225(3)   $  204(3)   $  178(3)   $  173(3)
--------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                           4.44%       5.65%       6.20%       4.93%       3.53%
Expenses                                        0.72%       0.78%       0.80%       0.79%       0.78%
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate(3)                     128.8%      109.2%      151.0%      244.7%      198.9%
Average brokerage commission rate(4)              --          --          --          --          --


1. On March 1, 1996, OppenheimerFunds, Inc. became the investment adviser to the Fund.
2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3.  This information is not covered by audit opinion.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $1,029,361,054 and $895,368,455, respectively.
5. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

PANORAMA SERIES FUND, INC. - GROWTH PORTFOLIO
Financial Highlights
DECEMBER 31, 1996


                                        YEAR ENDED DECEMBER 31,

                                        1996(1)       1995         1994        1993          1992
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of
 period                                   $2.53        $1.97        $2.08        $1.91     $1.87
--------------------------------------------------------------------------------------------------------


Income (loss) from investment
 operations:
Net investment income                       .04         .04           .03          .04       .04
Net realized and unrealized
 gain (loss)                                .43         .71          (.04)         .36       .19
--------------------------------------------------------------------------------------------------------

Total income (loss) from investment
 operations                                 .47         .75          (.01)         .40       .23
--------------------------------------------------------------------------------------------------------
Dividends and distributions to
 shareholders:
Dividends from net investment income       (.01)       (.04)         (.03)        (.04)     (.04)
Distributions from net realized gain       (.01)       (.15)         (.07)        (.19)     (.15)
--------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                            (.02)       (.19)         (.10)        (.23)     (.19)
--------------------------------------------------------------------------------------------------------

Net asset value, end of period            $2.98       $2.53         $1.97        $2.08     $1.91
                                     -------------------------------------------------------------------
                                     -------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)       18.87%      38.06%        (0.51)%
21.22%     12.36%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands)                        $586,222     $405,935     $230,195     $165,775     $101,215
--------------------------------------------------------------------------------------------------------
Average net assets (in thousands)      $494,281     $303,193(3)  $198,879(3)  $131,292(3)
$85,003(3)
--------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                      1.63%        2.01%        1.87%        2.30%        2.19%
Expenses                                   0.58%        0.66%        0.67%        0.69%        0.76%
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                 82.5%        69.3%        97.3%        97.6%       136.1%
Average brokerage commission rate(5)    $0.0697           --          --           --            --



                                           YEAR ENDED DECEMBER 31,
                                            1991       1990         1989        1988       1987
------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of
 period                                     $1.46       $1.65      $1.36       $1.22       $1.60
------------------------------------------------------------------------------------------------

Income (loss) from investment
 operations:
Net investment income                         .04         .05          .07        .03        .04
Net realized and unrealized
 gain (loss)                                  .51        (.18)         .42        .15        --
------------------------------------------------------------------------------------------------

Total income (loss) from investment
 operations                                   .55        (.13)         .49        .18        .04
------------------------------------------------------------------------------------------------
Dividends and distributions to
 shareholders:
Dividends from net investment income         (.04)       (.05)       (.07)       (.04)      (.04)
Distributions from net realized gain         (.10)       (.01)       (.13)        --        (.38)
------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                              (.14)       (.06)       (.20)       (.04)      (.42)
------------------------------------------------------------------------------------------------

Net asset value, end of period              $1.87       $1.46       $1.65       $1.36      $1.22
                                     -----------------------------------------------------------
                                     -----------------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)         37.53%      (7.90)%     35.81%
14.46%      0.25%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in thousands)                           $75,058     $50,998     $53,955     $41,434     $40,995
-------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $62,282(3)  $53,171(3)  $48,409(3)  $40,950(3)
$47,312(3)
-------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                        2.16%       3.04%       4.16%       2.24%       1.97%
Expenses                                     0.80%       0.84%       0.87%       0.88%       0.86%
-------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                  142.9%      146.8%      174.1%      246.4%      218.0%
Average brokerage commission rate(5)           --          --          --          --         --


1. On March 1, 1996, OppenheimerFunds, Inc. became the investment adviser to the Fund.
2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3.  This information is not covered by audit opinion.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $425,023,373 and $361,436,894, respectively.
5. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

PANORAMA SERIES FUND, INC. - GOVERNMENT SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
DECEMBER 31, 1996

                                                  YEAR ENDED DECEMBER 31,
                                                   1996(2)       1995         1994        1993       1992(1)
------------------------------------------------------------------------------------------------------------------
--
PER SHARE OPERATING DATA:
Net asset value, beginning of period                $1.07       $0.95        $1.06       $1.01        $1.00
------------------------------------------------------------------------------------------------------------------
--
Income (loss) from investment operations:
Net investment income                                 .07         .06          .06         .04          .02
Net realized and unrealized gain (loss)              (.05)        .12         (.11)        .07          .04
------------------------------------------------------------------------------------------------------------------
--
Total income (loss) from investment
operations                                            .02         .18         (.05)        .11          .06

------------------------------------------------------------------------------------------------------------------
--
Dividends and distributions to shareholders:
Dividends from net investment income                   -- (3)    (.06)        (.06)       (.04)        (.02)
Distributions from net realized gain                   --          --           --        (.02)        (.03)
------------------------------------------------------------------------------------------------------------------
--
Total dividends and distributions
to shareholders                                        --        (.06)        (.06)       (.06)        (.05)
------------------------------------------------------------------------------------------------------------------
--
Net asset value, end of period                      $1.09       $1.07        $0.95       $1.06        $1.01
                                               ---------------------------------------------------------------------
                                               ---------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
--
TOTAL RETURN, AT NET ASSET VALUE(4)                 1.93%      18.91%        (4.89)%
10.98%        6.61%
------------------------------------------------------------------------------------------------------------------
--
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)          $23,236     $24,309      $18,784     $15,687
$7,634
------------------------------------------------------------------------------------------------------------------
--
Average net assets (in thousands)                 $23,880     $23,157(5)   $17,589(5)  $11,421(5)
$3,780(5)
------------------------------------------------------------------------------------------------------------------
--
Ratios to average net assets:
Net investment income                               6.11%       6.08%        6.04%       5.13%
4.64%(6)
Expenses                                            0.62%       0.71%        0.85%       0.93%        1.20%(6)
------------------------------------------------------------------------------------------------------------------
--
Portfolio turnover rate(7)                           6.0%       54.7%       102.3%      178.2%
458.6%(6)


1. For the period from May 13, 1992 (commencement of operations) to December 31, 1992.
2. On March 1, 1996, OppenheimerFunds, Inc. became the investment adviser to the Fund.
3.  Less than $0.005 per share.
4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
5.  This information is not covered by audit opinion.
6.  Annualized.
7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $425,023,373 and $361,436,894, respectively.

PANORAMA SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
DECEMBER 31, 1996

                                                                            YEAR ENDED DECEMBER 31,

                                                       1996(2)         1995         1994         1993
1992(1)
----------------------------------------------------------------------------------------------------------------
------

PER SHARE OPERATING DATA:
Net asset value, beginning of period                   $1.15           $1.09        $1.09        $0.92
$1.00
----------------------------------------------------------------------------------------------------------------
------

Income (loss) from investment operations:
Net investment income (loss)                             .02             .03         (.01)         .00          .01
Net realized and unrealized gain (loss)                  .13             .08          .03          .20         (.06)
----------------------------------------------------------------------------------------------------------------
------

Total income (loss) from investment
operations                                               .15             .11          .02          .20         (.05)
----------------------------------------------------------------------------------------------------------------
------
Dividends and distributions to shareholders:
Dividends from net investment income                    (.01)           (.04)          --         (.02)        (.02)
Distributions from net realized gain                      --            (.01)        (.02)        (.01)        (.01)
----------------------------------------------------------------------------------------------------------------
------
Total dividends and distributions
to shareholders                                         (.01)           (.05)        (.02)        (.03)        (.03)
----------------------------------------------------------------------------------------------------------------
------
Net asset value, end of period                         $1.29           $1.15        $1.09        $1.09        $0.92

------------------------------------------------------------------

------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
------
TOTAL RETURN, AT NET ASSET VALUE(3)                    13.26%          10.30%        1.44%
   21.80%
(4.32)%
----------------------------------------------------------------------------------------------------------------
------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)              $62,585         $45,775      $31,603      $18,315

$10,493
----------------------------------------------------------------------------------------------------------------
------
Average net assets (in thousands)                     $56,893         $37,474(4)   $29,133(4)
$13,328(4)    $
9,973(4)
----------------------------------------------------------------------------------------------------------------
------
Ratios to average net assets:
Net investment income                                   0.76%           1.61%       (1.85)%      (0.31)%
1.63%(5)
Expenses                                                1.21%           1.26%        1.28%        1.50%
1.50%(5)
----------------------------------------------------------------------------------------------------------------
------
Portfolio turnover rate(6)                              53.7%           85.1%        76.5%        57.4%
206.7%(5)
Average brokerage commission rate(7)                   $0.0019           --           --           --           --

1. For the period from May 13, 1992 (commencement of operations) to December 31, 1992.
2. On March 1, 1996, OppenheimerFunds, Inc. became the investment adviser to the Fund.
3. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
4.  This information is not covered by audit opinion.
5.  Annualized.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $44,150,822 and $28,819,480, respectively.
7. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

PANORAMA SERIES FUND, INC. - LIFESPAN DIVERSIFIED INCOME PORTFOLIO FINANCIAL HIGHLIGHTS
DECEMBER 31, 1996

                                                       YEAR ENDED DECEMBER 31,
                                                       1996(2)                       1995(1)
------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                     $1.04                        $1.00
------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                      .06                          .02
Net realized and unrealized gain                           .01                          .04
------------------------------------------------------------------------------------------------
Total income from investment
operations                                                 .07                          .06
------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                      (.01)                        (.02)
Distributions from net realized gain                     --                              --
------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                           (.01)                        (.02)
------------------------------------------------------------------------------------------------
Net asset value, end of period                           $1.10                        $1.04
                                                       -----------------------------------------
                                                       -----------------------------------------

------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                       6.93%                        5.69%
------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)               $25,274                       $21,176
------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $22,854                       $20,364 (4)
------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                     5.84%                         5.11%(5)
Expenses                                                  1.07%                         1.50%(5)
------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                80.4%                         41.2%(5)
Average brokerage commission rate(7)                   $0.0678                           --

1. For the period from September 1, 1995 (commencement of operations) to December 31, 1995.
2. On March 1, 1996, OppenheimerFunds, Inc. became the investment adviser to the Fund.
3. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
 Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
4.  This information is not covered by audit opinion.
5.  Annualized.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $19,927,166 and $16,872,227, respectively.
7. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS
DECEMBER 31, 1996


                                                       YEAR ENDED DECEMBER 31,
                                                       1996(2)                                 1995(1)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                     $1.05                                   $1.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                      .03                                     .01
Net realized and unrealized gain                           .11                                     .05
----------------------------------------------------------------------------------------------------------
Total income from investment
operations                                                 .14                                     .06
----------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                      (.01)                                   (.01)
----------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                           (.01)                                   (.01)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $1.18                                   $1.05
                                                         -------------------------------------------------
                                                         -------------------------------------------------

----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                      13.38%
6.08%
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)               $51,336                                 $35,467
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $41,847                                 $33,925 (4)
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                     3.34%                                   3.08%(5)
Expenses                                                  1.17%                                   1.50%(5)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                69.7%                                   39.7%(5)
Average brokerage commission rate(7)                   $0.0025                                     --


1. For the period from September 1, 1995 (commencement of operations) to December 31, 1995.
2. On March 1, 1996, OppenheimerFunds, Inc. became the investment adviser to the Fund.
3. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
4.  This information is not covered by audit opinion.
5.  Annualized.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $34,475,999 and $26,945,206, respectively.
7. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO FINANCIAL HIGHLIGHTS
DECEMBER 31, 1996

                                                            YEAR ENDED DECEMBER 31,
                                                            1996(2)                            1995(1)
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                          $1.06                              $1.00
---------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                           .02                                .01
Net realized and unrealized gain                                .17                                .06
---------------------------------------------------------------------------------------------------------
Total income from investment
operations                                                      .19                                .07
---------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                           (.01)                              (.01)
Distributions from net realized gain                             --                                 --
---------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                                (.01)                              (.01)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $1.24                              $1.06
                                                          -----------------------------------------------
                                                          -----------------------------------------------

---------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                           17.97%
6.65%
---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                    $41,994                            $26,768
---------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                           $33,109                            $25,460 (4)
---------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                          1.92%                              1.73%(5)
Expenses                                                       1.30%                              1.50%(5)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                     70.7%                              38.7%(5)
Average brokerage commission rate(7)                        $0.0028                                 --


1. For the period from September 1, 1995 (commencement of operations) to December 31, 1995.
2. On March 1, 1996, OppenheimerFunds, Inc. became the investment adviser to the Fund.
3. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
4. This information is not covered by audit opinion.
5. Annualized.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $28,033,224 and $21,163,850, respectively.
7. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

Investment Objectives and Policies

The investment objective and the principal types of securities each Portfolio invests in are described in this section. The investment risks of these types of investments are discussed in the next section, entitled "Investment Risks," followed by an explanation of the characteristics of the types of securities and strategies each Portfolio uses, in "Investment Techniques and Strategies." Appendix A contains a description of the ratings categories of certain national ratings organizations that relate to debt securities that certain Portfolios invest in.

Total Return Portfolio. The Total Return Portfolio seeks to maximize total investment return (including both capital appreciation and income) by allocating its assets among stocks, bonds (including corporate debt securities, U.S. Government and U.S. Government-related securities) and money market instruments according to changing market conditions.

     In allocating the Portfolio's assets for investment, the Manager uses quantitative asset allocation tools, which measure the relative characteristics of these asset categories, in combination with the judgment of the Manager concerning current market dynamics. Allocating assets among different types of investments allows the Portfolio to take advantage of opportunities in different segments of the securities markets, but also subjects the Portfolio to the risks of those market segments. In selecting stocks, the Manager searches for stocks with low price-earnings ratios (for example, below the price-earnings ratio of the S&P 500 Index). If the company then demonstrates better earnings than market analysts expected (this is referred to as a favorable "earnings surprise"), the company's earnings expectations and price earnings multiple may be re-evaluated, which may cause the stock to increase in value.

     The Portfolio's debt securities are expected to have weighted average from current date to maturity of six to twelve years. At least 25% of the Portfolio's total assets will be invested in fixed income senior securities. Otherwise, the Manager may allocate the Portfolio's assets to one or more of these asset classes in amounts that may vary from time to time, without the requirement to allocate a fixed percentage in any particular category.

     The Portfolio may invest up to 20% of its total assets in the aggregate in debt securities and preferred stocks rated below investment grade (commonly called "junk bonds") and unrated securities determined by the Manager to be of comparable credit quality. However, the Manager presently does not intend to invest more than 5% of the Portfolio's assets in below investment grade securities in the current year. The Portfolio will not invest in securities rated below B at the time of purchase. Unrated debt securities will not exceed 10% of the Portfolio's total assets.

     The Portfolio may invest up to 20% of its total assets in mortgage dollar rolls. The Portfolio may also invest up to 5% of its total assets in inverse floating rate instruments, which are a type of derivative security. Consistent with the foregoing policies, the Portfolio may invest to a limited degree in securities of foreign issuers.

Growth Portfolio. The Growth Portfolio seeks long term growth of capital by investing primarily in common stocks with low price-earnings ratios and better-than-anticipated earnings.
Realization of current income is a secondary consideration.

     The Manager chooses investments for the Portfolio using a quantitative investment discipline in combination with fundamental securities analysis. A low price-earnings ratio (for example, below the price-earnings ratio of the S&P 500 Index) is often a characteristic of a stock which is out-of-favor in the market. When an out-of-favor company demonstrates better earnings than what most analysts were expecting, this is referred to as a favorable earnings surprise. An upward revaluation of both earnings expectations and the price-earnings multiple may result, which may cause the company's stock price to increase in value. As stocks with low price-earnings ratios and favorable earnings surprises are identified, the Manager uses fundamental securities analysis to select individual stocks for the Portfolio. When the price-earnings ratio of a stock held by the Portfolio moves significantly above the multiple of the overall stock market, or the company reports a material earnings disappointment, the Portfolio will normally sell the stock.

     The Portfolio may invest the remainder of its assets (up to 10% under normal circumstances) in U.S. Government and corporate debt obligations, including convertible bonds which may be rated as low as B by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Group ("Standard & Poor's") or other rating services. See Special Risks of Investing in Lower Grade Securities regarding risks of investing in lower-rated Securities. Consistent with the foregoing policies, the Portfolio may invest to a limited degree in securities of foreign issuers, including issuers in developing countries, which involve special risks (described below).

International Equity Portfolio. The International Equity Portfolio seeks to provide long-term growth of capital by investing, under normal circumstances, at least 90% of its assets in equity securities of companies wherever located, the primary stock market of which is outside the United States.

     The Manager employs a subadviser, Babson-Stewart Ivory International ("Babson-Stewart" or the "Subadviser"), to invest the Portfolio's assets. The Subadviser pursues the Portfolio's objective by investing in equity securities of seasoned companies which are listed on foreign stock exchanges and which the subadviser considers to have attractive characteristics in terms of profitability, growth and financial resources. "Seasoned" companies are those which in the Subadviser's opinion are known for the quality and acceptance of their products or services and for their ability to generate profits.

     The Portfolio will invest in large, intermediate and small capitalization stocks, with no emphasis on any particular category. As a result, investments within the Portfolio may include the lower 25% capitalization levels of a particular market's publicly-traded securities. Stocks will be purchased on the basis of a number of criteria, including fundamental and valuation analysis, but investment decisions are not based on the integration of any particular analytical disciplines. Capitalization levels are measured relative to specific markets; thus large and intermediate capitalization ranges vary country by country.

     The Portfolio may invest up to 25% of its total assets in securities of companies based in "emerging" countries, as defined by the International Bank for Reconstruction and Development, the International Finance Committee, the United Nations or its authorities or the MSCI Emerging Markets Index. An issuer is considered by the Portfolio to be located in an emerging country if the issuer is organized under the laws of an emerging country; the issuer's principal securities trading market is in an emerging market; or at least 50% of the issuer's noncurrent assets, capitalization, gross revenue or profit is derived (directly or indirectly through subsidiaries) from assets or activities located in emerging markets. The special risks of investing in securities of issuers located in emerging countries are discussed in "Investment Risks," below.

     When the Subadviser believes that it is appropriate to do so in order to seek the Portfolio's investment objective, the Portfolio may invest up to 20% of its total assets in debt securities. Those debt securities include debt securities of foreign governments, supranational organizations and private issuers, including bonds denominated in the European Currency Unit. Debt investments will be selected on the basis of, among other things, yield, credit quality, and the fundamental outlook for currency and interest rate trends in different parts of the globe. The Portfolio may purchase investment grade bonds, which are those rated Baa or higher by Moody's or BBB or higher by Standard & Poor's and unrated securities judged by the Subadviser to be of equivalent quality. The Portfolio may also invest up to 15% of its total assets in debt securities which are rated below investment grade. The Portfolio currently does not intend to invest more than 5% of its assets in debt securities rated below investment grade. These lower quality securities are commonly called "junk bonds." For a description of the risks associated with lower quality debt securities, see "Investment Risks," below. Changes in interest rates will affect the market value of fixed-income investments made by the Portfolio, as discussed in "Investment Risks," below.

     The Portfolio may enter into forward contracts, which are foreign currency exchange contracts, to manage the Portfolio's exposure to variations in foreign exchange rates. The Portfolio may also buy or sell futures and options contracts relating to foreign currencies or purchase securities indexed to foreign currencies. See "Investment Techniques and Strategies," below for additional information.

     In appropriate circumstances, such as when a direct investment cannot be made by the Portfolio in the securities of a particular country or when the securities of an investment company are more liquid than the underlying portfolio securities, the Portfolio may, consistent with the provisions of the Investment Company Act of 1940, as amended (the "Investment Company Act"), invest in the securities of closed-end investment companies that invest in foreign securities. Since the Portfolio's shareholders would be subject to additional fees, including management fees, for any Portfolio assets invested in closed-end funds, the Subadviser will make such investments only if, in its opinion, the potential returns justify incurring the additional expense.

     International investing can help investors reduce their overall portfolio risk through diversification. In addition, international investing enables investors to benefit from foreign economies that may have more favorable growth rates than the United States economy. However, international investments, particularly investments in developing countries, are subject to special risks. For a description of these risks, see "Investment Risks," below.

The LifeSpan Portfolios. There are three LifeSpan Portfolios, each of which is an asset allocation fund that seeks to achieve its objective by allocating its assets between two broad classes of investments stocks and bonds. The stock class includes equity securities of all types and the bond class includes a variety of fixed income investments. Within those broad classes are investment components among which the Portfolio's assets are further allocated. The three LifeSpan Portfolios are:

     LifeSpan Capital Appreciation Portfolio which seeks long-term capital appreciation (current income is not a primary consideration);

     LifeSpan Balanced Portfolio which seeks a blend of capital appreciation and income; and

     LifeSpan Diversified Income Portfolio which seeks high current income with opportunities for capital appreciation.

     Allocating assets among different types of investments allows each Portfolio to take advantage of a greater variety of opportunities than funds that invest in only one investment class, but also subjects the Portfolio to the risks of those types of investments. The general risks of stock and fixed income investments are discussed in "Investment Risks," below.

     The Manager has the ability to allocate a Portfolio's assets within specified ranges. A Portfolio's normal allocation indicates the benchmark for its combination of investments in each asset class over time. As market and economic conditions change, however, the Manager may adjust the asset mix between the stock and bond classes within a normal asset allocation range as long as the relative risk and return characteristics of the respective Portfolios remain distinct and each Portfolio's investment objective is preserved. The Manager will review normal allocations between the stock and bond classes quarterly and, if necessary, will rebalance the investment allocation at that time. Additional adjustments may be made at any time if in the judgment of the Manager an asset allocation shift of 5% or more appears warranted.

     The Portfolio Components. The Manager will diversify each LifeSpan Portfolio's stock investments among four stock components: international stocks, value/growth stocks, growth and income stocks and small-capitalization growth stocks ("small-cap" stocks). Each stock component is also permitted to invest a portion of its assets in bonds when the Manager or relevant Subadviser determines that increased flexibility in portfolio management is desirable to enhance the potential for appreciation or income. The Manager will diversify a Portfolio's bond investments among three bond components: government and corporate bonds, high yield/high risk bonds (also called "junk bonds") and short-term bonds. There is no requirement that the Manager allocate a Portfolio's assets among all stock or bond components at all times. These stock and bond components have been selected because the Manager believes that this additional level of asset diversification will provide each Portfolio with the potential for higher returns with lower overall volatility. Each Portfolio's normal allocation and potential range of allocations are shown in the chart below.


               Capital                                 Diversified
Asset Classes       Appreciation             Balanced            Income
and Components      Portfolio           Portfolio           Portfolio

               Normal              Normal                   Normal
               Allocation     Range          Allocation     Range          Allocation     Range
Stocks              80%       70-90%         60%       50-70%         25%       15-35%
  International     20%       15-25%         15%       5-20%          0%             0%
  Value/Growth      20%       15-30%         15%       10-25%         0%             0%
  Growth/Income     20%       15-30%         15%       10-25%         25%       15-35%
  Small Cap         20%       15-25%         15%       5-20%          0%             0%

Bonds               20%       10-30%         40%       30-50%         75%       65-85%
  Government/Corporate10%           5-15%         15%       10-25%         35%       30-45%
  High Yield/High
     Risk Bonds     10%        5-15%         15%       5-20%          15%       5-20%
  Short Term Bonds   0%          0%          10%       5-20%          25%       15-30%

     All percentage limitations are applied at the time of purchase of a security. The Manager may rebalance the asset allocations quarterly to realign them in response to market conditions. Once the Manager has determined the weighting of the stock and bond asset classes and the components of each LifeSpan Portfolio, the Manager or the relevant subadviser will then select the individual securities to be included in each component.

      Subadvisers. The Manager has engaged three subadvisers (each is referred to as a "Subadviser" and together they are referred to as the "Subadvisers") to manage a portion of the assets of the LifeSpan Portfolios. Each Subadviser manages the portion of a Portfolio's assets invested in the particular component assigned to it by the Manager. The Manager has assigned the management of the components as follows:


Subadviser                              Portfolio Component
Babson-Stewart                          International Stocks
Pilgrim Baxter & Associates             Small Cap Stocks
BEA Associates                          High Yield/High Risk Bonds

     The Manager manages the remaining components using its own investment management personnel. See "How the Portfolios are Managed" below for additional information.

   Stock Investments. Each LifeSpan Portfolio will invest the portion of its assets which are allocated to stock investments among four components each of which invests principally in equity securities. Each component differs with respect to investment criteria and characteristics as described below.

   International Component. This component seeks long-term growth of capital primarily through a diversified portfolio of marketable international equity securities. The investments in the international component normally will be allocated among several countries. In addition, up to 25% of the assets in this component may be invested in stocks and bonds of companies based in emerging countries. The component's assets generally will be invested in equity securities of seasoned companies that are listed on foreign stock exchanges and which are considered to have attractive characteristics as to profitability, growth and financial resources. "Seasoned" companies are those known for the quality and acceptance of their products or services and for their ability to generate profits. There are no issuer capitalization limits on investments. Stocks will be selected based on a number of criteria, including fundamental and valuation analysis, but investments are not based on the integration of any particular analytical disciplines. Consistent with the provisions of the Investment Company Act, the component's assets may be invested in the securities of closed-end investment companies that invest in foreign securities. A portion of the international component's investments may be held in corporate bonds and government securities of foreign issuers and cash and short-term instruments. The special risks of investing in foreign securities and in emerging markets are described in "Investment Risks," below.

      Value/Growth Component. This component seeks to achieve long-term growth of capital primarily through investments in common stocks with both low price-earnings ratios and better than anticipated earnings. Realization of current income is not a primary consideration. Stocks with low price-earnings ratios and favorable earnings surprises are identified by the Manager, which then uses fundamental securities analysis to select individual stocks for purchase. When the price earnings ratio of a stock held by the value/growth component moves significantly above the multiple of the overall stock market, or the company reports a material earnings disappointment, the Manager may consider selling the stock. Up to 15% of the component's assets may be invested in stocks of foreign issuers that generally have a substantial portion of their business in the United States, and in American Depository Receipts (ADRs) for foreign stocks. A portion of the component's assets may be held in cash and in short-term investments.

      Growth/Income Component. This component seeks to enhance the Portfolio's total return through capital appreciation and dividend income primarily from investments in common stocks with low price-earnings ratios, better-than-anticipated earnings and better-than-market-average dividend yields. Stocks with low price-earnings ratios (for example, below the price-earnings ratio of the S&P 500 Index), favorable earnings surprises and above-average yields are identified by the Manager, which then uses fundamental securities analysis to select individual stocks for this component. When the price-earnings ratio of a stock held by the component moves significantly above the multiple of the overall stock market, or the company reports a material earnings disappointment, or when the yield drops significantly below the market yield, normally that stock will be sold. Up to 15% of the component's assets may be invested in stocks of foreign issuers that generally have a substantial portion of their business in the United States, and in ADRs. A portion of the component's investments may be held in investment grade or below investment grade convertible securities, corporate bonds and U.S. Government securities, cash and short-term instruments.

   Small Cap Component. This component seeks long-term growth of capital primarily through investments in stocks of companies with relatively small market capitalization, typically between $250 million to $1.5 billion. Capitalization is the aggregate value of a company's stock, or its price per share times the number of shares outstanding. Current income is a secondary consideration. When selecting individual securities for the component's portfolio, the Subadviser seeks companies that have an outlook for strong growth in earnings and the potential for significant capital appreciation, particularly in industry segments that are experiencing rapid growth. Securities will be sold when the Subadviser believes that anticipated appreciation is no longer probable and that alternative investments offer superior appreciation prospects, or the risk of a decline in market price is too great. A portion of the component's investments may also be held in cash and short-term instruments.

      Bond Investments. Each LifeSpan Portfolio will invest those assets which are allocated to the bond class among three components, each of which invests in an array of fixed-income securities as described below:

      Government/Corporate Component. This component seeks current income and the potential for capital appreciation primarily through investments in fixed-income debt securities, including investment grade corporate debt obligations of U.S. and foreign issuers and securities issued by the U.S. Government and its agencies and instrumentalities or by foreign governments. Although the component may invest in securities with maturities across the entire slope of the yield curve, including long bonds (having maturities of 10 or more years), intermediate notes (with maturities of 3 to 10 years) and short term notes (with maturities of 1 to 3 years), the Manager expects that normally the component will have an intermediate average maturity and duration. The Manager may take into account prepayment features when determining the maturity of an investment. The Manager's investment strategy includes the purchase of bonds that are underpriced relative to other debt securities having similar risk profiles. The Manager evaluates a broad array of factors, including maturity, creditworthiness, cash flow certainty and interest rate volatility, and compares yields in relation to trends in the economy, the financial and commodity markets and prevailing interest rates. The component may also invest a portion of its assets in cash and short-term instruments.

   High Yield/High Risk Bond Component. This component seeks to earn as high a level of current income as is consistent with the risks associated with high yield investments. The component's assets are invested primarily in bonds that are rated BB or lower by Standard & Poor's or Ba or lower by Moody's or, if not rated, that are deemed by the Subadviser to be of comparable quality to rated securities in those categories. These are commonly referred to as "junk bonds." This component may invest in bonds that are in default. Bonds in default are not making interest or principal payments on the date due. The Subadviser employs an active sector rotational style utilizing all sectors of the high yield market, with an emphasis on diversification to control risk. The Subadviser typically favors higher quality companies in the non-investment grade market, senior debt over junior debt, and secured over unsecured investments. The Subadviser screens individual securities for such characteristics as minimum yield and issue size, issue liquidity and financial and operational strength. In-depth credit research is then conducted to arrive at a core group of securities within the high yield universe for the component. Continuous credit monitoring and adherence to sell disciplines associated with both price appreciation and depreciation are utilized to seek the overall yield and price objectives of the component. The component may also invest a portion of its assets in cash and short-term instruments. The special risks of investing in below investment grade securities are described in "Investment Risks," below.

      Short-Term Bond Component. This component seeks a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in debt obligations of U.S. and foreign issuers and securities issued by the U.S. Government and its agencies and instrumentalities and by foreign governments. This component invests primarily in fixed-income securities generally maturing within five years of the date of purchase, or in securities having prepayment or similar features which, in the view of the Manager, give the instrument a remaining effective maturity of up to five years. It is anticipated that the average dollar weighted maturity of the component will generally range between two and three years. The Manager's investment management process incorporates analysis of an issuer's debt service capability, financial flexibility and liquidity, as well as the fundamental trends and the outlook for an issuer and its industry. Credit risk management is also an important factor. The Manager conducts credit research, and carefully selects individual issues. The Manager attempts to broadly diversify portfolio holdings by industry sector and issuer. The Manager believes that determination of an issuer's attractiveness relative to alternative issues and valuations within the marketplace are important considerations in its investment decision-making. The component may also invest a portion of its assets in cash and money market securities.

   Government Securities Portfolio. The Government Securities Portfolio seeks a high level of current income with a high degree of safety of principal by investing primarily (at least 65% of its total assets under normal market conditions) in U.S. Government securities and U.S. Government-related securities.

     U.S. Government securities are high quality instruments issued or guaranteed as to principal and interest by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. These may include bills, notes and bonds of the U.S. Treasury, mortgage participation certificates guaranteed by the Government National Mortgage Association (Ginnie Mae Certificates), or obligations of the Federal Home Loan Mortgage Corporation or the Federal National Mortgage Association. U.S. Government-related securities are obligations that are fully collateralized or otherwise secured by U.S. Government securities. U.S. Government securities and U.S. Government-related securities may include pools of consumer loans or mortgages, such as collateralized mortgage obligations (CMOs). The Portfolio's investments in privately issued CMOs will be limited to those rated within the two highest rating categories by a nationally recognized rating agency. CMOs are derivative securities; for a discussion of derivative securities, see "Investment Techniques and Strategies." The U.S. Government and U.S. Government-related securities in which the Portfolio will invest may have fixed or floating rates of interest.

     U.S. Government and U.S. Government-related securities do not generally involve the credit risks associated with corporate debt securities. As a result, the Portfolio's yield is generally lower than the yield of most general purpose fixed-income funds, which assume certain credit risks in exchange for higher potential yield. Like corporate debt securities, however, the value of U.S. Government and U.S. Government-related securities, and thus the Portfolio's net asset value, generally fluctuates inversely with changes in interest rates. The Manager may seek to take advantage of market developments and yield disparities by shortening average maturity in anticipation of rising interest rates and by lengthening average maturity in anticipation of declining interest rates. The Portfolio may also invest up to 20% of its total assets in mortgage dollar rolls. The Portfolio may invest up to 5% of its total assets in inverse floating rate instruments. For additional information, see "Investment Techniques and Strategies," below. Under normal circumstances, the Portfolio may invest the remainder of its assets (up to 35%) in investment grade debt obligations of private issuers.

     Although the Government Securities Portfolio invests primarily in U.S. Government and U.S. Government related securities which generally have less credit risk than other securities, an investment in the Government Securities Portfolio is not insured or guaranteed.

Can a Portfolio's Investment Objective and Policies Change? Each Portfolio has an investment objective, described above, as well as investment policies it follows to try to achieve its objective. Additionally, a Portfolio uses certain investment techniques and strategies in carrying out those investment policies. A Portfolio's investment policies and practices are not "fundamental" unless this Prospectus or the Statement of Additional Information says that a particular policy is "fundamental." Each Portfolio's investment objective is not a fundamental policy. Portfolio shareholders will be given 30 days' advance written notice of a change to a Portfolio's investment objective.

     Fundamental policies are those that cannot be changed without the approval of a "majority" of a Portfolio's outstanding voting shares. The term "majority" is defined in the Investment Company Act to be a particular percentage of outstanding voting shares (and this term is explained in the Statement of Additional Information). The Company's Board of Directors may change a Portfolio's non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.

   Portfolio Turnover. A change in the securities held by a Portfolio is known as "portfolio turnover." Government Securities Portfolio may take advantage of short-term differentials in yields when short-term trading is consistent with its objective of seeking income. While short-term trading increases portfolio turnover and may increase the Portfolios' transaction costs, the Portfolios incur little or no brokerage costs for U.S. Government securities. The "Financial Highlights," above, show the Portfolios' portfolio turnover rates during past fiscal years. High portfolio turnover may affect the ability of a Portfolio to qualify as a "regulated investment company" under the Internal Revenue Code and to avoid being taxed on amounts distributed as dividends and capital gains to shareholders. Each Portfolio qualified in its fiscal period ended December 31, 1996 and intends to do so in the current and coming fiscal years.

Investment Risks

All investments carry risks to some degree, whether they are risks that market prices of the investment will fluctuate (this is known as "market risk"), or that the underlying issuer will experience financial difficulties and may default on its obligation under a fixed income investment to pay interest and repay principal (this is referred to as "credit risk."). These general investment risks, and the special risks of certain types of investments that some of the Portfolios may hold are described below. They affect the value of a Portfolio's investments, its investment performance, and the price of its shares. These risks collectively form the risk profile of a particular Portfolio. Certain of the Portfolios are more aggressive than others, and therefore entail more risk.

     While the Manager (and Subadvisers in the applicable Portfolios) try to reduce risks by diversifying investments, by carefully researching securities before they are purchased for a Portfolio, and in some cases by using hedging techniques, there is no assurance that the Portfolios will achieve their investment objectives, and when shares of a Portfolio are redeemed, they may be worth more or less than their original cost.

   Stock Investment Risks. At times, the stock markets can be volatile, and stock prices can change substantially. This market risk will affect a Portfolio's net asset values per share, which will fluctuate as the values of the portfolio securities change. Not all stock prices change uniformly or at the same time, not all stock markets move in the same direction at the same time, and other factors can affect a particular stock's prices (for example, poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors can be predicted. Each Portfolio attempts to limit market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of a Portfolio's assets in any one company. Small cap stocks may be more volatile than those of more highly capitalized issuers.

   Risks of Debt Securities. Debt securities are subject to changes in their value due to changes in prevailing interest rates. When prevailing interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally decline. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. Changes in the value of securities held by a Portfolio mean that the Portfolio's share prices can go up or down when interest rates change, because of the effect of the change on the value of the Portfolio's investments in debt securities. Debt securities are also subject to credit risks. Credit risk relates to the ability of the issuer of a debt security to make interest or principal payments on the security as they become due. Generally, higher-yielding, lower-rated bonds are subject to greater credit risk than higher-rated bonds. See "Special Risks of Investing in Lower-Grade Securities," below.

      Special Risks of Investing in Lower-Grade Securities. Each Portfolio except Government Securities Portfolio can invest in high-yield, below investment grade debt securities (including both rated and unrated securities). These "lower-grade" securities are commonly known as "junk bonds." They generally offer higher income potential than investment grade securities. Lower-grade securities have a rating below BBB by Standard & Poor's or Baa by Moody's or similar ratings by other domestic or foreign rating organizations, or they are not rated by a nationally-recognized rating organization, but the Manager judges them to be comparable to lower-rated securities. Total Return Portfolio and Growth Portfolio may not invest in lower-rated securities rated below B by Moody's or Standard & Poor's or other rating services. Each of those Portfolios may retain securities whose ratings fall below B after purchase unless and until the Manager determines that disposing of the securities is in the best interests of the respective Portfolio. Each LifeSpan Portfolio may invest in securities rated as low as D by Standard & Poor's or C by Moody's or other rating services. Appendix A to this Prospectus describes the rating categories of Moody's and Standard & Poor's.

     All corporate debt securities (whether foreign or domestic) are subject to some degree of credit risk. High yield, lower-grade securities, whether rated or unrated, often have speculative characteristics and have special risks that make them riskier investments than investment grade securities. They may be subject to greater market fluctuations and risk of loss of income and principal than lower yielding, investment grade securities. There may be less of a market for them and therefore they may be harder to sell at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest due on the bonds. The issuer's low creditworthiness may increase the potential for its insolvency.
For foreign lower-grade debt securities, these risks are in addition to the risks of investing in foreign securities, described below. Further, a decline in the high-yield bond market is likely during economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high-yield securities and adversely affect the value of outstanding securities and the ability of issuers to repay principal and interest. These risks mean that a Portfolio may not achieve the expected income from lower-grade securities, and that a Portfolio's net asset value per share may be affected by declines in value of these securities.

   Foreign Securities Have Special Risks. There are special risks in investing in foreign securities and in securities issued by companies and governments located in emerging market countries. Because each Portfolio (other than Government Securities Portfolio) may purchase securities denominated in foreign currencies or traded primarily in foreign markets, a change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of those foreign securities. Foreign issuers are not required to use generally-accepted accounting principles that apply to U.S. issuers. If foreign securities are not registered for sale in the U.S. under U.S. securities laws, the issuer does not have to comply with the disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by other factors, including exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental, economic or monetary policy in the U.S. or abroad, or other political and economic factors.

     In addition, it is generally more difficult to obtain court judgements outside the U.S. if a Portfolio were to sue a foreign issuer or broker. Additional costs may be incurred because foreign brokerage commissions are generally higher than U.S. rates, and there are additional custodial costs associated with holding securities abroad.

   Special Risks of Investing in Emerging Market Countries. The Portfolios' definition of "emerging countries" includes any country that is defined as an emerging or developing economy by the International Bank for Reconstruction and Development, the International Finance Committee, the United Nations or its authorities, or the MSCI Emerging Markets Index. Investments in emerging market countries may involve risks in addition to those that generally apply to investments in foreign securities. Securities issued by emerging market countries and by companies located in those countries may be subject to extended settlement periods, so that a Portfolio might not receive principal and/or income on a timely basis and its net asset values could be affected. Emerging market countries may have smaller, less well-developed markets and exchanges; there may be a lack of liquidity for emerging market securities. Interest rates and foreign currency exchange rates may be more volatile than in more developed markets. Sovereign limitations on foreign investments may be more likely to be imposed. There may be significant balance of payment deficits; and their economies and markets may respond in a more volatile manner to economic changes than those of developed countries. More information about the risks and potential rewards of investing in foreign securities is contained in the Statement of Additional Information.

   Hedging Instruments can be volatile investments and may involve special risks. The use of hedging instruments requires special skills and knowledge of investment techniques that are different from what is required for normal portfolio management. If the Manager or a Subadviser uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce a Portfolio's return. A Portfolio could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

     Options trading involves the payment of premiums, and options, futures and forward contracts are subject to special tax rules that may affect the amount, timing and character of a Portfolio's income and distributions. There are also special risks in particular hedging strategies. For example, if a covered call written by a Portfolio is exercised on an investment that has increased in value, the Portfolio will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. In writing puts, there is a risk that a Portfolio may be required to buy the underlying security at a disadvantageous price. The use of Forward Contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. Interest rate swaps are subject to the risk that the other party will fail to meet its obligations (or that the underlying issuer will fail to pay on time), as well as interest rate risks. A Portfolio could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes. These risks are described in greater detail in the Statement of Additional Information.

      There are special risks in investing in derivative investments. The Portfolios may invest in different types of derivatives. In general, a derivative investment is a specially designed investment whose performance is linked to the performance of another investment or security, such as an option, future, index, currency or commodity. The company issuing the instrument may fail to pay the amount due on the maturity of the instrument. Also, the underlying investment or security on which the derivative is based, and the derivative itself, might not perform the way the Manager or relevant Subadviser expected it to perform. Markets, underlying securities and indices may move in a direction not anticipated by the Manager or relevant Subadviser. Performance of derivative investments may also be influenced by interest rate and stock market changes in the U.S. and abroad. All of this can mean that a Portfolio will realize less principal or income from the investment than expected. Certain derivative investments held by a Portfolio may be illiquid. Please refer to "Illiquid and Restricted Securities."

Investment Techniques and Strategies

The Portfolios may use the investment techniques and strategies described below, each of which involves certain risks. Not all of the Portfolios use all of these techniques and strategies, and each section indicates which Portfolios use a particular technique or strategy. The Statement of Additional Information contains more detailed information about these practices, including limitations on their use that may help to reduce some of the risks.

      Foreign Securities. (All Portfolios). Foreign securities offer special investment opportunities but also entail special risks, described above. Neither the Growth Portfolio nor the Total Return Portfolio may invest more than 10% of its total assets in foreign securities, except the following securities, in which such Portfolios may invest up to 25% of their total assets: foreign equity and debt securities (i) issued, assumed or guaranteed by foreign governments or their political subdivisions or instrumentalities, (ii) assumed or guaranteed by domestic issuers, including Eurodollar securities, and (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on The New York Stock Exchange.

      ADRs, EDRs and GDRs. (All Portfolios except Government Securities Portfolio). ADRs are receipts issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign corporations. ADRs are traded on domestic exchanges or in the U.S. over-the-counter market and, generally, are in registered form. To the extent a Portfolio acquires ADRs through banks which do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service such ADRs, there may be an increased possibility that the Portfolio would not become aware of and be able to respond in a timely manner to corporate actions such as stock splits or rights offerings involving the foreign issuer. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

      Convertible Securities (All Portfolios Except Government Securities Portfolio ). Convertible securities are bonds, preferred stocks and other securities that normally pay a fixed rate of interest or dividend and give the owner the option to convert the security into common stock. While the value of convertible securities depends in part on interest rate changes and the credit quality of the issuer, the price will also change based on the price of the underlying stock. While convertible securities generally have less potential for gain than common stock, their income provides a cushion against the stock price's declines. They generally pay less income than non-convertible bonds. The Manager generally analyzes these investments from the perspective of the growth potential of the underlying stock and treats them as "equity substitutes."

   Debt Securities. Each Portfolio may purchase a variety of debt securities. Debt securities include corporate debt obligations, U.S. Government securities, mortgage-backed and asset-backed securities, adjustable rate securities, "stripped" securities, custodial receipts for Treasury certificates, zero coupon bonds, equipment trust certificates, loan participation notes, structured notes and money market instruments. The issuer of a debt security normally pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Debt securities have varying degrees of credit quality and respond differently to changes in interest rates.

     Some debt securities, such as zero coupon bonds, do not pay interest but are purchased at a discount from their face value. However, they accrue income for tax and accounting purposes, which must be distributed to shareholders. Because no cash is received by a Portfolio at such accrual periods, the Portfolio may be required to liquidate other securities to meet distribution requirements.

   U.S. Government Securities. (All Portfolios). U.S. Government Securities include debt securities issued by the U.S. Government, or its agencies and instrumentalities. Certain U.S. Government Securities, including U.S. Treasury bills, notes and bonds, and mortgage participation certificates guaranteed by the Government National Mortgage Association ("GNMA") are supported by the full faith and credit of the U.S. Government, which in general terms means that the U.S. Treasury stands behind the obligation to pay principal and interest.

     GNMA certificates are one type of mortgage-related U.S. Government Securities in which a Portfolio may invest. Other mortgage-related U.S. Government Securities the Portfolios invest in that are issued or guaranteed by federal agencies or government-sponsored entities are not supported by the full faith and credit of the U.S. Government. Those securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Mortgage Corporation ("FHLMC"), obligations supported only by the credit of the instrumentality, such as Federal National Mortgage Association ("FNMA") or the Student Loan Marketing Association and obligations supported by the discretionary authority of the U.S. Government to repurchase certain obligations of U.S. Government agencies or instrumentalities such as the Federal Land Banks and the Federal Home Loan Banks. Certain mortgage-backed securities, whether issued by the U.S. Government or by private issuers, "pass-through" to investors the interest and principal payments generated by a pool of mortgages assembled for sale by government agencies. Pass-through mortgage-backed securities entail the risk that principal may be repaid at any time because of prepayments on the underlying mortgages. That may result in greater price and yield volatility than traditional fixed-income securities that have a fixed maturity and interest rate. The Growth Portfolio and Interantional Equity Portfolio may not purchase mortgage-backed securities.

     The value of U.S. Government Securities will fluctuate until they mature depending on prevailing interest rates. Because the yields on U.S. Government Securities are generally lower than on corporate debt securities, when a Portfolio holds U.S. Government Securities it may attempt to increase the income it can earn from them by writing covered call options against them, when market conditions are appropriate. Writing covered calls is explained below, under "Hedging."

      Collateralized Mortgage Obligations. (All Portfolios except Growth Portfolio and International Equity Portfolio). Collateralized mortgage obligations ("CMOs") generally are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of the interest and principal generated by the pool of mortgages relating to the CMOs are passed through to the holders as the payments are received. CMOs are issued with a variety of classes or series which have different maturities. Certain CMOs may be more volatile and less liquid than other types of mortgage-related securities, because of the possibility of the prepayment of principal due to prepayments on the underlying mortgage loans.

     Certain CMOs are "stripped." That means that the security is divided into two parts, one of which receives some or all of the principal payments (and is known as a "principal-only" or "P/O" security) and the other which receives some or all of the interest (and is known as an "interest-only" or "I/O" security). P/Os and I/Os are generally referred to as "derivative investments," discussed further below. The yield to maturity on the class that receives only interest is extremely sensitive to the rate of payment of the principal on the underlying mortgages. Principal prepayments increase that sensitivity. Stripped securities that pay "interest only" are therefore subject to greater price volatility when interest rates change, and they have the additional risk that if the underlying mortgages are prepaid, a Portfolio will lose the anticipated cash flow from the interest on the prepaid mortgages. That risk is increased when general interest rates fall, and in times of rapidly falling interest rates, a Portfolio might receive back less than its investment. The value of "principal only" securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity.

     Private-issuer stripped securities are generally purchased and sold by institutional investors through investment banking firms. At present, established trading markets have not yet developed for these securities. Therefore, most private-issuer stripped securities may be deemed "illiquid." If a Portfolio holds illiquid stripped securities, the amount it can hold will be subject to the Portfolio's investment policy limiting investments in illiquid securities to 15% of the Portfolio's net assets.

      Asset-backed Securities. (All Portfolios except Growth Portfolio and International Equity Portfolio). Asset-backed securities represent interests in pools of consumer loans and other trade receivables, similar to mortgage-backed securities. They are issued by trusts and special purpose corporations. They are backed by a pool of assets, such as credit card or auto loan receivables, which are the obligations of a number of different parties. The income from the underlying pool is passed through to holders, such as one of the Portfolios. These securities may be supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right. However, the extent of the credit enhancement may be different for different securities and generally applies to only a fraction of the security's value. These securities present special risks. For example, in the case of credit card receivables, the issuer of the security may have no security interest in the related collateral.

      Inverse Floating Rate Instruments. (All Portfolios except Growth Portfolio and International Equity Portfolio). Inverse floating rate debt instruments ("inverse floaters") include leveraged inverse floaters and inverse floating rate mortgage-backed securities, such as inverse floating rate "interest only" stripped mortgage-backed securities. The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values.

      Mortgage Dollar Rolls. (Government Securities Portfolio and Total Return Portfolio only). Certain Portfolios may invest up to 20% of their total assets in mortgage dollar rolls. In a mortgage dollar roll the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the mortgage-backed securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. All rolls entered into by a Portfolio will be covered rolls. Covered rolls are not treated as a borrowing or other senior security and are excluded from the calculation of a Portfolio's borrowings and other senior securities. A Portfolio is also permitted to purchase mortgage-backed securities and to sell such securities without regard to the length of time held in separate transactions that do not constitute dollar rolls. For financial reporting and tax purposes, the Portfolios treat mortgage rolls as two separate transactions: one involving the purchase of securities and a separate transaction involving a sale. The Portfolios do not currently intend to enter into mortgage dollar roll transactions that are accounted for as a financing.

      Structured Notes (All Portfolios except International Equity Portfolio and Growth Portfolio) A structured note is a debt security having an interest rate or principal repayment requirement based on the performance of a benchmark asset or market, such as stock prices, currency exchange rates and commodity prices. They provide exposure to the benchmark market while fixing the maximum loss if the market does not perform as expected. Depending on the terms of the note, a Portfolio could forego all or part of the interest and principal that would be payable on a comparable conventional note, and the Portfolio's loss could not exceed that amount.

   Eurodollar and Yankee Dollar Bank Obligations. (All Portfolios except Government Securities Portfolio). The Portfolios may also invest in obligations of foreign branches of U.S. banks referred to as Eurodollar obligations and U.S. branches of foreign banks (Yankee dollars) as well as foreign branches of foreign banks. These investments involve risks that are different from investment in securities of U.S. banks.

      Short-term Debt Securities. (All Portfolios). Each Portfolio may invest in high quality, short-term money market instruments such as U.S. Treasury and agency obligations; commercial paper (short-term, unsecured, negotiable promissory notes of a domestic or foreign company); short-term debt obligations of corporate issuers; bank participation certificates; and certificates of deposit and bankers' acceptances (time drafts drawn on commercial banks usually in connection with international transactions) of banks and savings and loan associations. When the Manager believes it appropriate for temporary defensive purposes or for liquidity purposes, each Portfolio may hold cash or invest without limit in money market instruments.

      Warrants and Rights. (All Portfolios except Government Securities Portfolio). Warrants are options to purchase stock at set prices that are valid for a limited period of time. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. A Portfolio may invest up to 5% of its total assets in warrants or rights. That 5% limitation does not apply to warrants a Portfolio has acquired as part of units with other securities or that are attached to other securities. No more than 2% of a Portfolio's total assets may be invested in warrants that are not listed on either The New York Stock Exchange or The American Stock Exchange.

      Small, Unseasoned Companies. (LifeSpan Portfolios only). Each LifeSpan Portfolio may invest no more than 5% of its total assets in securities of small, unseasoned companies. These are companies that have been in operation less than three years, including the operations of any predecessors. Securities of these companies may have limited liquidity (which means that a Portfolio may have difficulty selling them at an acceptable price when it wants to) and the price of these securities may be volatile.

      Loans of Portfolio Securities. (All Portfolios). To attempt to increase its income or raise cash for liquidity purposes, each Portfolio may lend its portfolio securities, in transactions other than repurchase agreements, to brokers, dealers and other financial institutions. A Portfolio must receive collateral for a loan. As a matter of non-fundamental operating policy, the Manager limits such loans to 10% of the Portfolio's total assets, and such loans are subject to other conditions described in the Statement of Additional Information.

      "When-Issued" and Delayed Delivery Transactions. (All
Portfolios). Each Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "delayed delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. There may be a risk of loss to a Portfolio if the value of the security declines prior to the settlement date.

   Repurchase Agreements. (All Portfolios). Each Portfolio may enter into repurchase agreements. In a repurchase transaction, a Portfolio buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, a Portfolio may experience costs in disposing of the collateral and may experience losses if there is any delay in doing so.

      Illiquid and Restricted Securities. (All Portfolios). Under the policies established by the Portfolios' Board of Directors, the Manager determines the liquidity of certain of the Portfolios' investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. A LifeSpan Portfolio will not invest more than 15% of its net assets in illiquid securities (including restricted securities that are illiquid). The LifeSpan Portfolios will not invest more than 15% of their assets in restricted securities, including those that are eligible for resale to qualified institutional purchasers. The remaining Portfolios will not invest more than 15% of their net assets in illiquid or restricted securities (excluding restricted securities eligible for resale to qualified institutional investors). The Manager monitors holdings of illiquid securities on an on going basis and at times the Fund may be required to sell some holdings to maintain adequate liquidity.

      Hedging. (All Portfolios). All Portfolios may write (sell) and Government Securities Portfolio and International Equity Portfolio may also purchase, exchange traded covered call options (the LifeSpan Portfolios are not limited to purchasing exchange traded options) on securities, securities indices and foreign currencies, in each case as a hedge against decreases in prices of existing portfolio securities or increases in prices of securities whose purchase is anticipated. The International Equity Portfolio and the international component of the LifeSpan Portfolios may purchase options on currency in the over-the-counter ("OTC") markets. The Portfolios may use covered call options for non-hedging purposes as described below.

     Each LifeSpan Portfolio may not, as a non-fundamental policy, write covered call or put options with respect to more than 25% of the value of their respective total assets, invest more than 25% of its total assets in protective put options or invest more than 5% of its total assets in puts, calls, spreads or straddles, or any combination thereof, other than protective put options. The aggregate value of premiums paid on all options, other than protective put options, held by a LifeSpan Portfolio at any time will not exceed 20% of that Portfolio's total assets.

     A Portfolio may, subject to its investment policies, sell or purchase covered call options and buy and sell futures and forward contracts for a number of purposes. It may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. It may do so to try to manage its exposure to changing interest rates. Some of these strategies, such as selling futures and writing covered calls, hedge a Portfolio's portfolio against price fluctuations.

     Other hedging strategies, such as buying futures, tend to increase a Portfolio's exposure to the securities market. Forward contracts are used to try to manage foreign currency risks on a Portfolio's foreign investments. Foreign currency options are used to try to protect against declines in the dollar value of foreign securities a Portfolio owns, or to protect against an increase in the dollar cost of buying foreign securities. Writing covered call options may also provide income to a Portfolio for liquidity purposes or may be for defensive reasons, or to raise cash to distribute to shareholders. Hedging strategies entail special risks, described in "Investment Risks," above.

      Futures. To hedge against changes in interest rates, securities prices or currency exchange rates, each Portfolio may, subject to its investment objectives and policies, purchase and sell various kinds of futures contracts and International Equity Portfolio may purchase and write call and put options on any futures contracts.
A Portfolio may also enter into closing purchase and sale transactions with respect to these contracts and options. Futures contracts may be based on various securities (such as U.S.
Government securities), securities indices, foreign currencies and other financial instruments and indices.

     The Growth Portfolio, International Equity Portfolio, Government Securities Portfolio and Total Return Portfolio may purchase and sell futures contracts on stock indices and sell such futures. The Total Return Portfolio may purchase and sell interest rate futures and sell options on such futures. In addition, each Portfolio that may invest in securities that are denominated in foreign currency may purchase and sell futures on currencies. The International Equity Portfolio and the LifeSpan Portfolios may purchase and sell, options on such futures. A Portfolio will engage in futures and related options transactions only for bona fide hedging and non-hedging purposes as permitted in regulations of the Commodity Futures Trading Commission. No Portfolio will enter into futures contracts or options thereon for non-hedging purposes if, immediately thereafter, the aggregate initial margin and premiums required to establish non-hedging positions in futures contracts and options on futures will exceed 5 percent of the net asset value of the Portfolio's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.

      Covered Call Options. A Portfolio may write (that is, sell) call options on securities, indices and foreign currencies for hedging or non-hedging purposes and write call options on Futures for hedging purposes but only if they are "covered." This means a Portfolio owns the investment on which the call was written. Calls on Futures must be covered by securities or other liquid assets a Portfolio owns and segregates to enable it to satisfy its obligations if the call is exercised. When a Portfolio writes a call, it receives cash (called a premium). The call gives the buyer the ability to buy the investment on which the call was written from a Portfolio at the call price during the period in which the call may be exercised. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised, while the Portfolio keeps the cash premium (and the investment). After a Portfolio writes a call, not more than 20% of the value of its total assets may be subject to calls.

     A Portfolio may sell covered call options that are traded on U.S. or foreign securities or commodity exchanges or which are issued by the Options Clearing Corporation. In the case of foreign currency options, they may be quoted by major recognized dealers in those options. The International Equity Portfolio and the international component of the respective LifeSpan Portfolios may purchase options on currency in the over-the-counter markets.

      Forward Contracts. (All Portfolios). Forward Contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. A Portfolio uses them to try to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Portfolio has purchased or sold, or to protect against possible losses from changes in the relative value of the U.S. dollar and a foreign currency. A
Portfolio may also use "cross hedging," where the Portfolio hedges against changes in currencies other than the currency in which a security it holds is denominated. No Portfolio will speculate in foreign exchange.

      Interest Rate Swaps. (Government Securities Portfolio and LifeSpan Portfolios only). Government Securities Portfolio and LifeSpan Portfolios may enter into interest rate swaps both for hedging and to seek to increase total return. In an interest rate swap, the Portfolio and another party exchange their right to receive, or their obligation to pay, interest on a security. For example, they may swap a right to receive floating rate interest payments for fixed rate payments. The Portfolio enters into swaps only on a net basis, which means the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio will segregate liquid assets of any kind (such as cash or U.S. Government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed. Each Portfolio will not invest more than 25% of its assets in interest rate swap transactions and only on securities it owns.

   Derivative Investments. A Portfolio may not purchase or sell physical commodities; however, a Portfolio may purchase and sell foreign currency in hedging transactions. The restriction against purchasing commodities shall not prevent a Portfolio from buying or selling futures contracts or from investing in securities or other instruments backed by physical commodities.

     Derivative investments may be used by a Portfolio in some cases for hedging purposes and in other cases to seek income. In the broadest sense, exchange-traded options and futures contracts (discussed in "Hedging," above) may be considered derivative investments, and other examples of derivatives are CMOs, stripped securities, asset-backed securities, structured notes and floating interest rate securities. Some of the special risks of derivatives are described in "Investment Risks," above.

     Index-linked or commodity-linked notes are debt securities of companies that call for interest payments and/or payment on the maturity of the note in different terms than the typical note where the borrower agrees to pay a fixed sum on the maturity of the note. Principal and/or interest payments on an index-linked note depend on the performance of one or more market indices, such as the S&P 500 Index or a weighted index of commodity futures, such as crude oil, gasoline and natural gas. A Portfolio may invest in debt exchangeable for common stock of an issuer or equity-linked debt securities of an issuer. At maturity, the principal amount of the debt security is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. In either case there is a risk that the amount payable at maturity will be less than the expected principal amount of the debt.

Temporary Defensive Investments. When stock or bond market prices are falling or in other unusual economic or business circumstances, each Portfolio may invest substantially all of its assets in cash equivalents, cash, or short-term money market instruments for temporary defensive purposes.

Other Investment Restrictions. The Portfolios have other investment restrictions which are "fundamental" policies. A Portfolio cannot deviate from its other fundamental policies described in "Investment Objectives and Policies" and "Other Investment
Techniques and Strategies" in the Statement of Additional
Information.

    Each Portfolio, other than the LifeSpan Portfolios, may not:

        Borrow amounts in excess of 10% of the Portfolio's total assets, taken at market value at the time of the borrowing, and then only from banks as a temporary measure for extraordinary or emergency purposes, or make investments in portfolio securities while such outstanding borrowings exceed 5% of the Portfolio's total assets.

       (a) Invest more than 5% of the Portfolio's total assets (taken at market value at the time of each investment) in the securities (other than U.S. Government agency securities) of any one issuer (including repurchase agreements with any one bank); and
(b) purchase more than either (i) 10% of the principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the U.S. Government or its agencies, bank money instruments or bank repurchase agreements. (This restriction does not apply to the Government Securities Portfolio.)

        Invest more than 25% of its assets in securities of issuers in any single industry, provided that this limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For the purpose of this restriction, each utility that provides a separate service (e.g., gas, gas transmission, electric or telephone) shall be considered a separate industry. This test shall be applied on a pro forma basis using the market value of all assets immediately prior to making any investment. (This restriction does not apply to the International Equity Portfolio or the Government Securities Portfolio). (Each Portfolio subject to this restriction has undertaken to apply it to 25% or more of its assets.)


    Each LifeSpan Portfolio may not:

        Borrow money, except from banks for temporary purposes in amounts not in excess of 331 3% of the value of its assets. Borrowings may also be made for liquidity purposes to satisfy redemption requests when liquidation of portfolio securities is considered inconvenient or disadvantageous. However, a Portfolio may enter into futures contracts, options on futures contracts, securities or indices and when-issued and delayed delivery transactions.

        With respect to 75% of its total assets, purchase any securities (other than U.S. Government Securities) that would cause more than 5% of a Portfolio's total assets to be invested in securities of a single issuer, or purchase more than 10% of the outstanding voting securities of an issuer.

         Invest more than 25% of its assets in securities of issuers in any single industry, provided that this limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For the purpose of this restriction, each utility that provides a separate service (e.g., gas, gas transmission, electric or telephone) shall be considered a separate industry. This test shall be applied on a pro forma basis using the market value of all assets immediately prior to making any investment. (The Portfolios have undertaken to apply this restriction to 25% or more of their assets.)

     Unless the prospectus states that a percentage restriction applies continuously, it applies only at the time the Fund makes an investment, and the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Other investment restrictions are listed in "Investment Restrictions" in the Statement of Additional Information.

How the Portfolios Are Managed

   Organization and History. The Company was organized in 1981 as a Maryland corporation. The Company is an open-end management investment company. Organized as a series fund, the Company presently has seven diversified series.

     The Company is governed by a Board of Directors, which is responsible for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee each Portfolio's activities, review its performance, and review the actions of the Manager and Subadvisers. "Directors and Officers of the Portfolios" in the Statement of Additional Information names the Directors and officers of the Portfolios and provides more information about them. Although the Company will not normally hold annual meetings of shareholders, they may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Director or to take other action described in the Company's Articles of Incorporation. On matters affecting only one Portfolio, only the shareholders of that Portfolio are entitled to vote. Separate votes by Portfolio are required for matters relating to all Portfolios but affecting the Portfolios differently. An insurance company issuing a variable contract for which shares of a Portfolio are held by the insurance company's separate account will vote the shares in accordance with applicable law, which currently requires the insurance company to request voting instructions from policy owners and to vote the shares in proportion to the voting instructions received. For more information, please refer to your insurance company's separate account prospectus.

     The Board of Directors has the power, without shareholder approval, to classify or reclassify unissued shares of the Company into additional series. Shares of each Portfolio currently consist of a single class and have equal rights as to voting, redemption, dividends and liquidation with respect to that Portfolio. Shares are freely transferrable. Please refer to "How the Portfolios are Managed" in the Statement of Additional Information for further information on voting of shares.

   The Manager, The Subadvisers and their Affiliates. The Portfolios are managed by the Manager, OppenheimerFunds, Inc., which supervises each Portfolio's investment program and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Directors, under separate Investment Advisory Agreements for each Portfolio which state the Manager's responsibilities. The Agreements set forth the fees paid by a Portfolio to the Manager, and describe the expenses that a Portfolio is responsible to pay to conduct its business.

     The Manager has operated as an investment adviser since 1959. The Manager and its affiliates currently manage investment companies, including other Oppenheimer funds, with assets of more than $62 billion as of March 31, 1996, and with more than 3 million shareholder accounts. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

        The Subadvisers. The Manager has engaged three Subadvisers to provide day-to-day portfolio management for certain components of the LifeSpan Portfolios. The Manager has engaged Babson-Stewart to provide day-to-day portfolio management services to the International Equity Portfolio and for the international components of the Capital Appreciation Portfolio and Balanced Portfolio. Babson-Stewart, One Memorial Drive, Cambridge, MA 02142, was originally established in 1987. The general partners of Babson-Stewart are David L. Babson & Co., which is an indirect subsidiary of Massachusetts Mutual Life Insurance Company, and
Stewart Ivory & Co., Ltd. As of December 31, 1996, Babson-Stewart had approximately $4.4 billion in assets under management.

     BEA Associates, One Citicorp Center, 153 East 53rd Street, 57th Floor, New York, NY 10022, the Subadviser to the high yield/high risk bond component of the LifeSpan Portfolios, has been providing fixed-income and equity management services to institutional clients since 1984. BEA is a partnership between Credit Suisse Capital Corporation and CS Advisors Corp. As of December 31, 1996, BEA Associates, together with its global affiliate, had $31.3 billion in assets under management.

     Pilgrim Baxter, 1255 Drummers Lane, Wayne, PA 19087, the Subadviser to the small cap component of the Capital Appreciation and Balanced Portfolios, was established in 1982 to provide specialized equity management for institutional investors including other investment companies. Pilgrim Baxter is a wholly-owned subsidiary of United Asset Management Corporation. As of December
 31, 1996, Pilgrim Baxter had over $14 billion in assets under management.

     Each Subadviser is responsible for choosing the investments of its respective component for each Portfolio and its duties and responsibilities are set forth in its respective contract with the Manager. Babson-Stewart is responsible for choosing all investments for the International Equity Portfolio. The Manager, not the Portfolios, pays the Subadvisers.

  Portfolio Managers. The Manager supervises each Portfolio's investment program and regularly reviews the asset allocation among each Portfolio's classes and components. The Manager's personnel manage certain of the components. The Portfolio Managers of each component are listed below.




Portfolio/Principal              Year Became            Business Experience
Portfolio Manager                Portfolio Manager      (last 5 years)
___________________________________________________________________________
Total Return Portfolio
Peter M. Antos, C.F.A.             1989                 Principal Portfolio Manager of the
                                   Portfolio;  Senior Vice President and
                                   Portfolio Manager of the Portfolios and of
                                   the Manager since March, 1996;  Senior Vice
                                   President of Harbour View; portfolio
                                   manager of other Oppenheimer funds;
                                   previously  Vice President and Senior
                                   Portfolio Manager, Equities G.R. Phelps,
                                   a subsidiary of Connecticut Mutual Life
                                   Insurance Company ("CML") (1989-1996)

Michael C. Strathearn, C.F.A.
                          1988  Vice President and Portfolio Manager of the
                                Portfolios and of the Manager since March, 1996; Vice President of Harbour View;
                                Portfolio Manager of other Oppenheimer
                                funds; previously a Portfolio Manager,
                                Equities Connecticut Mutual Life Insurance
                                Company (1988-1996)

Stephen F. Libera, C.F.A.
                            1985 Vice President and Portfolio Manager of the
                                 Portfolios and of the Manager since March
                                 1996; Vice President of Harbour View;
                                 Portfolio Manager of other Oppenheimer
                                 funds; previously Vice President and Senior
                                 Portfolio Manager, Fixed Income G.R. Phelps
                                (1985-1996)

Kenneth B. White, C.F.A.
                        1992    Vice President and Portfolio Manager of the
                                Portfolios and  the Manager since March, 1996
                                Vice President of Harbour View; Portfolio
                                Manager of other Oppenheimer funds;
                                previously a Portfolio Manager,
                                Equities CML (1987-1996)

Arthur Zimmer
                     1996 Vice President and Portfolio Manager of the Manager and Centennial; an officer of other
                            Oppenheimer funds

______________________________________________________________________________
__

Growth Portfolio
Peter M. Antos, C.F.A.        1989             (see biographical data above)

Michael C. Strathearn, C.F.A. 1988             (see biographical data above)


Kenneth B. White, C.F.A.      1992            (see biographical data above)



International Equity Portfolio
(Babson-Stewart)
James W. Burns
                          1996      Managing Director, Babson-Stewart
                                   (1993-present) and Director, Stewart Ivory
                                   & Co., Ltd. (since 1990)

John G.L. Wright         1996      Managing Director, Babson-Stewart
                                   (1987-present); Director, Stewart Ivory &
                                    Co., Ltd. (since 1971)

______________________________________________________________________________
__

The Components of the LifeSpan Portfolios
International Component
(Babson-Stewart)
James W. Burns          1996                 (see biographical data above)

John G.L. Wright        1996                 (see biographical data above)

Value/Growth and Growth/Income Components
(the Manager)
Peter M. Antos, C.F.A.  1995                 (see biographical data above)

Michael C. Strathearn, C.F.A.    1995        (see biographical data above)

Kenneth B. White, C.F.A.         1992        (see biographical data above)

Small Cap Component
(Pilgrim Baxter)
Gary L. Pilgrim, C.F.A.
                                 1995     Director, Member of Executive
                                          Committee, President and Chief
                                          Investment Officer, Pilgrim Baxter
                                          (1985-Present)

Michael D. Jones, C.F.A.
                              1995   Principal Portfolio Manager of the
                                     Portfolio and Analyst, Pilgrim Baxter
                                     (since 1995); Vice President/Portfolio
                                     Manager, Bank of New York (1990-1995)

______________________________________________________________________________
_

Government Securities/Corporate Bonds Component
(the Manager)
Stephen F. Libera, C.F.A.        1992         (see biographical data above)

High Yield Bonds Component
(BEA Associates)
Richard J. Lindquist
                        1995      Executive Director and High Yield Portfolio
                                  Manager, BEA Associates (1995); CS First
                                  Boston (1989-1995)

Short-Term Bond Component
(the Manager)
Stephen F. Libera, C.F.A.
                      1992       (see biographical data above)

______________________________________________________________________________
_
Government Securities Portfolio
(the Manager)

David A. Rosenberg    1996        Vice President of the Manager
                                 (1994-present) and an Officer and Portfolio
                                 Manager of other Oppenheimer funds;
                                 formerly an officer and Senior Portfolio
                                 Manager, for Delaware Investment Advisors
                                 (until 1994)


David P. Negri     1996           Vice President of the Manager and an Officer
                                  and Portfolio Manager of other
                                  Oppenheimer funds.


     Fees and Expenses. Under separate Investment Advisory Agreements with each Portfolio, each Portfolio pays the Manager a monthly fee equal to a percentage of the Portfolio's average daily net assets as follows: For the Total Return Portfolio, the annual rates are: 0.625% of the average daily net assets up to $600 million and 0.45% of the average daily net assets over $600 million. For the International Equity Portfolio, the annual rates are: 1.00% of the average daily net assets up to $250 million and 0.90% of average daily net assets over $250 million. For the Growth Portfolio, the annual rates are: 0.625% of the average daily net assets up to $300 million, 0.500% of the next $100 million and 0.450% of the average daily net assets over $400 million. For the Government Securities Portfolio, the annual rates are: 0.525% of the average daily net assets up to $300 million, 0.500% of the next $100 million and 0.450% of the average daily net assets over $400 million.

     Under separate Investment Advisory Agreements, the Capital Appreciation Portfolio, Balanced Portfolio and Diversified Income Portfolio pay the Manager an annual fee equal to 0.85%, 0.85% and 0.75%, respectively, of the Portfolio's average annual net asset value up to $250 million and 0.75%, 0.75% and 0.65%, respectively on such assets over $250 million.

     Under its Investment Subadvisory Agreements with Babson-Stewart, the Manager pays Babson-Stewart a monthly fee at the following annual rates, which decline as the average daily net assets of the International Equity Portfolio and that portion of Capital Appreciation Portfolio and Balanced Portfolio allocated to Babson-Stewart grows: 0.75% of the first $10 million of average daily net assets allocated to Babson-Stewart, 0.625% of the next $15 million, 0.50% of the next $25 million and 0.375% of such assets in excess of $50 million. The portion of the net assets of all Portfolios allocated to Babson-Stewart will not be aggregated in applying these breakpoints.

     Under its Investment Subadvisory Agreements with BEA, the Manager pays BEA a quarterly fee which declines as the combined average daily net assets of each Portfolio allocated to BEA grow at the following annual rates: 0.45% of the first $25 million of combined average daily net assets allocated to BEA, 0.40% of the next $25 million, 0.35% of the next $50 million and 0.25% of the such assets in excess of $100 million.

     Under its Investment Subadvisory Agreements with Pilgrim Baxter, the Manager pays Pilgrim Baxter a monthly fee at the annual rate of 0.60% of the combined average daily net assets of the
Portfolios allocated to Pilgrim Baxter.   For purposes of
calculating the fee payable to BEA and Pilgrim Baxter, the net asset values of that portion of the assets of each Portfolio subadvised by BEA and Pilgrim Baxter are aggregated with that portion of the net asset value of the assets of Oppenheimer Series Fund, Inc. managed by BEA and Pilgrim Baxter, respectively.

     During the fiscal year ended December 31, 1996, the management fees (computed on an annualized basis as a percentage of the net assets of the Portfolios as of the close of business each day) paid to the investment adviser and the total operating expenses as a percentage of average net assets of each Portfolio, were as follows:




                           Management          Total Operating
Portfolio                       Fees                Expense(1)
Total Return                     .55%                .55%
Growth                           .57%                .58%
International Equity            1.00%               1.21%
Capital Application (2)          .85%               1.30%
Balanced (2)                     .85%               1.17%
Diversified Income (2)           .75%               1.07%
Government Securities           .53%                 .62%







___________
[FN]
(1)This table does not reflect expenses that apply at the Account level or to related insurance products.

     Each Portfolio pays expenses related to its daily operations, such as custodian fees, certain Directors' fees, transfer agency fees, legal and auditing costs. Those expenses are paid out of a Portfolio's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment. More information about the Investment Advisory Agreements and the other expenses paid by the Portfolios is contained in the Statement of Additional Information.

        There is also information about the Portfolios' brokerage policies and practices in "Brokerage Policies of the Portfolios" in the Statement of Additional Information. That section discusses how brokers and dealers are selected for the Portfolios' portfolio transactions. When deciding which brokers to use, the Manager and Subadvisers are permitted by the Investment Advisory Agreements to consider whether brokers have sold shares of the Portfolios or any other funds for which the Manager serves as investment adviser.

   Shareholder Inquiries. Inquiries by policy owners for Account information are to be directed to the insurance company issuing the Account at the address or telephone number shown in the accompanying Account Prospectus.

Performance of the Portfolios

   Explanation of Performance Terminology. Each Portfolio uses the term "total return" and certain Portfolios may use the term "yield" to illustrate their performance. These returns measure the performance of a hypothetical account in a Portfolio over various periods, and do not show the performance of each shareholder's account (which will vary if all dividends are reinvested, or shares are sold or purchased). A Portfolio's performance data may help you see how well your investment has done over time and to compare it to market indices. However, the performance data published by the Portfolios does not include expenses that apply at the Account level or to related insurance products which, if considered, would reduce such performance. Since shares of the Portfolios may be purchased through a variable contract, you should carefully review the prospectus of the insurance product you have chosen for information on charges and expenses.

     It is important to understand that a Portfolio's yields and total returns represent past performance and should not be considered to be predictions of future returns or performance. This performance data is described below, but more detailed information about how total returns and yields are calculated is contained in the Statement of Additional Information, which also contains information about other ways to measure and compare a Portfolio's performance. A Portfolio's investment performance will vary over time, depending on market conditions, the composition of the portfolio and expenses.

   Total Returns. There are different types of "total returns" used to measure a Portfolio's performance. Total return is the change in value of a hypothetical investment in a Portfolio over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show a Portfolio's actual year-by-year performance.

      Yield. Government Securities Portfolio calculates yield by dividing the annualized net investment income per share on the portfolio during a 30-day period by the maximum offering price on the last day of the period. The yield data represents a hypothetical investment return on the portfolio, and does not measure an investment return based on dividends actually paid to shareholders. To show that return, a dividend yield may be calculated. Dividend yield is calculated by dividing the dividends of a class derived from net investment income during a stated period by the maximum offering price on the last day of the period.

   How Have the Portfolios Performed? Below is a discussion by the Manager of the Portfolios' performance during their last fiscal year ended December 31, 1996, followed by a graphical comparison of each Portfolio's performance to an appropriate broad-based market index.

   Management's Discussion of Performance.

     During the Portfolios' fiscal year ended December 31, 1996, the domestic stock market performed strongly, reaching record highs which segments of the bond market declined. During that period, the Manager emphasized the following investment strategies and techniques: Total Return Portfolio maintained its strategy of allocating its assets between stocks with low price-to-earnings ratios and recent positive earnings surprises, high grade bonds, and money market instruments by identifying which among the three is the more undervalued group with the most potential for return. In the growing but volatile market during that period, the Manager determined that equity securities it targets were by many historic standards over-valued. As a result, the Manager invested a smaller percentage of the Portfolio's assets in equity securities which negatively affected its performance. Growth Portfolio maintained its strategy of targeting stocks with low price-to-earnings ratios and recent positive earnings surprises. During that period, the Portfolio underperformed the stock market, due in part to investor anxiety about the economic and political environments and a resulting willingness to pay up for stocks with higher price-to-earnings ratios that offered a greater level of certainty. The result was that the Manager's stock selection strategy was out of favor in 1996. International Equity Portfolio performed well over the past year, due in part to the Portfolio's concentration in European companies and companies in the fast-growing Asian markets, such as Hong Kong and Singapore. The Manager also reduced the number of the Portfolio's holdings to include more selective stocks, many of which were medium-sized which typically offer faster growth than the more established large growth companies.

     LifeSpan Capital Appreciation Portfolio outperformed the S&P 500, due primarily to the Manager's allocation of Portfolio assets primarily in equity securities. The Portfolio's small cap equity component was the strongest performing equity component of the Fund, whose returns were fueled by a relatively large weighing in technology stocks. The High Yield and International components followed with above-average returns. The Value/Growth component of the portfolio provided a moderate increase, primarily from the Portfolio's investments in U.S. companies undergoing corporate restructuring. The Corporate/Government component returns were down, mainly the result of rising interest rates.

     LifeSpan Balanced Portfolio. The Portfolio's performance was positively affected by the larger allocation of portfolio assets in equities. The majority of the Portfolio's return during the period came from the Small Cap and International components, with the Value/Growth and Growth/Income components reporting more modest contributions to the Portfolio's performance. Of the fixed income portion of the portfolio, the High Yield component was the strongest performer while the Short-Term Bond and Government/Corporate Bond components underperformed.

     LifeSpan Diversified Income Portfolio. The Portfolio performance was favorably affected by the Manager's focus on earning high current income. The High Yield Bond segment provided the greatest contribution to performance while the Growth/Income component was also a primary contributor to the Portfolio's positive performance. However, the Government/Corporate Bond component declined and the Short-Term Bond component showed only a modest increase as a result of the rising interest rate environment.

     Government Securities Portfolio provided competitive returns when the market was up and limited its volatility when the market moved down. This was due primarily to the Manager's defensive, income-focused investment approach.

     Each Portfolio's portfolio and its portfolio manager's strategies are subject to change.

        Comparing each Portfolio's Performance to the Market. The charts below show the performance of hypothetical $10,000 investments in each Portfolio held until December 31, 1996. Performance information does not reflect charges that apply to
separate accounts investing in the Funds.   If these charges and
expenses were taken into account, performance w ould be lower.

     Total Return Portfolio's performance is compared to the performance of the Merrill Lynch Corporate & Government Master Index and S&P 500 Index. The Merrill Lynch Corporate & Government Master Index is a composite of Corporate and Government Master indices exclusive of pass-through securities and flower bonds. The S&P 500 Index is a broad-based index of equity securities widely regarded as a general measurement of the performance of the U.S. equity securities market. The performance of Growth Portfolio is compared to the performance of the S&P 500 Index. LifeSpan Capital Appreciation Portfolio is compared to the Wilshire 5000 Index and the S&P 500 Index. The Wilshire 5000 Index measures the performance of all U.S. headquartered equity securities with readily available price data. Approximately 6500 capitalization weighted security returns are used to adjust the index. The index is an approximator of dollar changes in the U. S. equity market. The Wilshire 5000 capitalization is about 82% NYSE, 2% AMEX and 16% OTC. International Equity Portfolio is compared to the Morgan Stanley Europe, Australia & Far East Index which is an index including approximately 1000 companies representing the stock markets of 18 countries. The average company has a market capitalization of over $3 billion. LifeSpan Balanced Portfolio is compared to the Lehman Brothers Corporate/Government Bond Index and the S&P 500 Index. The Lehman Brothers Corporate/Government Bond Indexincludes the Government and Corporate Bond Indices, including U.S. government treasury and agency securities, corporate and yankee bonds. LifeSpan Diversified Income Portfolio is compared to Lehman Brothers Intermediate Government/Corporate Bond Index which includes fixed rate debt issues rated investment grade or high by Moody's, S&P, or Fitch, in that order. Government Securities Portfolio is compared to Merrill Lynch Government Master Index which is a composite of both the Treasury and Agency Master indices. It includes all issues of the U.S. Government and agencies thereof, exclusive of pass-through securities and flower bonds. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data below shows the effect of taxes. Also, a Portfolio's performance reflects the effect of that Portfolio's business and operating expenses. While index comparisons may be useful to provide a benchmark for a Portfolio's performance, it must be noted that the Portfolio's investments are not limited to the securities in the one index. Moreover, the index performance data does not reflect any assessment of the risk of the investments included in the index.

   Comparison of Change in Value of $10,000 Hypothetical
Investments in Total Return Portfolio
Versus Merrill Lynch Corporate & Government Master Index and S&P
500 Index

[Graph comparing total return of Total Return Portfolio shares to performance of Merrill Lynch Corporate & Government Master Index and S&P 500 Index]

Average Annual Total Return at 12/31/96(1)

          1 year        5 years       10 years

          10.14%        11.52%    12.32%

(1) The inception date of the Portfolio was 9/30/82. Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions.
Past performance is not predictive of future performance.
Graphs are not drawn to same scale.

Comparison of Change in Value of $10,000 Hypothetical Investments in Growth Portfolio Versus S&P 500 Index

[Graph comparing total return of Growth Portfolio shares to performance of S&P 500 Index]

Average Annual Total Returns at 12/31/96(1)


          1 year        5 years       10 years

          18.87%        17.33%    15.94%

(1) The inception date of the Fund was 1/21/82. Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions.
Past performance is not predictive of future performance.
Graphs are not drawn to same scale.

Comparison of Change in Value of $10,000 Hypothetical Investments in International Equity Portfolio Versus Morgan Stanley Europe,
Australia & Far East Index

[Graph comparing total return of International Equity Portfolio shares to performance of Morgan Stanley Europe, Australia & Far
East Index]

Average Annual Total Returns at 12/31/96(1)

          1 year        Life of Fund

          13.26%        8.78%

(1) The inception date of the Fund was 5/13/92. Total returns and the ending account value in the graph show change in shares value and include reinvestment of all dividends and capital gains distributions.
Past performance is not predictive of future performance.
Graphs are not drawn to same scale.

Comparison of Change in Value of $10,000 Hypothetical Investments in LifeSpan Capital Appreciation Portfolio Versus S&P 500 Index and Wilshire 5000 Index

[Graph comparing total return of LifeSpan Capital Appreciation
Portfolio shares to performance of S&P 500 Index and Wilshire 5000
Index]

Average Annual Total Returns at 12/31/96(1)

          1 year        Life of Fund

          17.97%        18.80%

(1) The inception date of the Fund was 9/1/95. Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions.
Past performance is not predictive of future performance.
Graphs are not drawn to same scale.

Comparison of Change in Value of $10,000 Hypothetical Investments in LifeSpan Balanced Portfolio Versus S&P 500 Index and Lehman
Brothers Corporate/Government Bond Index

[Graph comparing total return of LifeSpan Balanced Portfolio shares to performance of S&P 500 Index and Lehman Brothers
Corporate/Government Bond Index]

Average Annual Total Returns at 12/31/96(1)

          1 year        Life of Fund

          13.38%        14.85%

(1) The inception date of the Fund was 9/1/95. Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions.
Past performance is not predictive of future performance.
Graphs are not drawn to same scale.

Comparison of Change in Value of $10,000 Hypothetical Investments in LifeSpan Diversified Income Portfolio Versus Lehman Brothers
Intermediate Government/Corporate Bond Index

[Graph comparing total return of LifeSpan Diversified Income
Portfolio shares to performance of Lehman Brothers Intermediate
Government/Corporate Bond  Index]

Average Annual Total Returns at 12/31/96(1)

          1 year    Life of Fund

          6.93%     9.61%

(1) The inception date of the Fund was 9/1/95. Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions.
Past performance is not predictive of future performance.
Graphs are not drawn to same scale.

Comparison of Change in Value of $10,000 Hypothetical Investments in Government Securities Portfolio Versus Merrill Lynch Government Master Index

[Graph comparing total return of Government Securities Portfolio to performance of Merrill Lynch Government Master Index]

Average Annual Total Returns at 12/31/96(1)

          1 year        Life of Fund

          1.93%         6.93%
______________
(1) The inception date of the Fund was 5/13/92. Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions.
Past performance is not predictive of future performance.
Graphs are not drawn to same scale.


ABOUT YOUR ACCOUNT

How to Buy Shares

   Shares of each Portfolio are offered for purchase by insurance company Accounts as an investment medium for variable life insurance policies and variable annuity contracts, as described in the accompanying Account Prospectus. Charges and deductions made from purchase payments for variable contracts are stated in the current prospectus for those contracts. Shares of each Portfolio are offered at their respective offering price, which (as used in this Prospectus and the Statement of Additional Information) is net asset value (without a sales charge).

      All purchase orders are processed at the offering price next determined after receipt by the Company of a purchase order in proper form from an Account. The offering price (and net asset value) is determined as of the close of The New York Stock Exchange, which is normally 4:00 P.M., New York time, but may be earlier on some days. Net asset value per share of each Portfolio is determined by dividing the value of that Portfolio's net assets by the number of its shares outstanding. The sale of shares of a Portfolio will be suspended during any period when the determination of net asset value is suspended and may be suspended by the Board of Directors whenever the Board judges it in that Portfolio's best interest to do so. The Board of Directors has established procedures for valuing each Portfolio's securities. In general, those valuations are based on market value. Further details are in "About Your Account How to Buy Shares" in the Statement of Additional Information.

How to Sell Shares

   Because shares of the Portfolios are held by insurance company Accounts, and not directly by investors, you should refer to the prospectus of your insurance company's Account for information on how to redeem shares of a Portfolio held for your policy or contract. Payment for shares tendered by an Account for redemption is made ordinarily in cash and forwarded within seven days after receipt by the Company's transfer agent, OppenheimerFunds Services (the "Transfer Agent"), of redemption instructions in proper form from an Account, except under unusual circumstances as determined by the Securities and Exchange Commission. The redemption price will be the net asset value next determined after the receipt by the Transfer Agent of a request in proper form. The market value of the securities in the portfolio of the Portfolios is subject to daily fluctuations and the net asset value of the Portfolios' shares will fluctuate accordingly. Therefore, the redemption value may be more or less than the original cost.

Dividends, Capital Gains and Taxes

      Dividends of the Portfolios.

   Each Portfolio intends to pay out all of its net investment income and net realized capital gains, if any, on an annual basis. The Portfolios distribute their dividends, if any, each year on a date set by the Board of Directors. Normally, net realized capital gains, if any, are distributed annually for the Portfolios. Such income and capital gains are reinvested in additional shares of the Portfolios. Each Portfolio makes dividend and capital gain distributions on a per-share basis. After every distribution from each of these Portfolios, the Portfolio's share price drops by the amount of the distribution. Since dividends and capital gain distributions are reinvested, the total value of an account will not be affected by such distributions because, although the shares will have a lower price, there will be correspondingly more of them.

   Tax Treatment to the Account as Shareholder. The portion of distributions attributable to the excess of a Portfolio's net long-term capital gain over its net short-term capital loss is generally characterized as long-term capital gain. The tax treatment of such dividends and distributions to an Account depends on the tax status of and the tax rules applicable to that Account, concerning which you should consult the prospectus of your insurance company's separate account. It is expected that shares of the Portfolios will be held by life insurance company separate accounts that fund variable contracts. Under current federal tax law, dividends and capital gains distributions paid by any Portfolio to reserves for a variable contract are not currently taxable.

   Tax Status of the Portfolios. If each Portfolio qualifies as a "regulated investment company" under the Internal Revenue Code, that Portfolio will not be liable for Federal income taxes on amounts paid as dividends and distributions in accordance with the Code's requirements. The Portfolios did qualify during their last fiscal year and the Company intends that they will qualify in current and future years. Each Portfolio also intends to follow certain portfolio diversification requirements under the Internal Revenue Code so that Accounts investing in the Portfolios may satisfy the tax diversification requirements to which they are subject. The above discussion relates solely to Federal tax laws. This discussion is not exhaustive and a qualified tax adviser should be consulted if you have any questions about the tax effects of your investment through a variable contract.

APPENDIX A:

Description of Ratings Categories of Rating Services

Description of Moody's Investors Service, Inc. Bond Ratings

    Aaa:    Bonds rated "Aaa" are judged to be the best quality and
to carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

    Aa:    Bonds rated "Aa" are judged to be of high quality by all
standards. Together with the "Aaa" group, they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of "Aaa" securities.

    A:    Bonds rated "A" possess many favorable investment
attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa:    Bonds rated "Baa" are considered medium grade
obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

    Ba:    Bonds rated "Ba" are judged to have speculative
elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B:    Bonds rated "B" generally lack characteristics of
desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa:    Bonds rated "Caa" are of poor standing and may be in
default or there may be present elements of danger with respect to principal or interest.

    Ca:    Bonds rated "Ca" represent obligations which are
speculative in a high degree and are often in default or have other marked shortcomings.

    C:    Bonds rated "C" can be regarded as having extremely poor
prospects of ever attaining any real investment standing.

Description of Standard & Poor's Bond Ratings

    AAA:    "AAA" is the highest rating assigned to a debt
obligation and indicates an extremely strong capacity to pay principal and interest. AA: Bonds rated "AA" also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

    A:    Bonds rated "A" have a strong capacity to pay principal
and interest, although they are somewhat more susceptible to adverse effects of change in circumstances and economic conditions.

    BBB:    Bonds rated "BBB" are regarded as having an adequate
capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the "A" category.

    BB, B, CCC, CC:    Bonds rated "BB," "B," "CCC" and "CC" are
regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    C, D:    Bonds on which no interest is being paid are rated
"C." Bonds rated "D" are in default and payment of interest and/or repayment of principal is in arrears.

APPENDIX TO PROSPECTUS

   Graphic material included in Prospectus of Panorama Series Fund,
Inc.: "Comparison of Total Return of Panorama Series Fund, Inc.
with Broad-Based Indices - Changes in Value of a $10,000
Hypothetical Investment"

   Linear graphs will be included in the Prospectus of Panorama Series Fund, Inc. (the"Portfolios") depicting the initial account value and subsequent account value of a hypothetical $10,000 investment in shares of the Portfolios for the life of each Portfolio and comparing such values with the same investments over the same time periods in Broad-Based Indices. Set forth below are the relevant data points that will appear on the linear graphs. Additional information with respect to the foregoing, including a description of the Broad-Based Indices, is set forth in the Prospectus under "How Have the Portfolios Performed? - Management's Discussion of Performance."

                                                       Merrill
                                                       Lynch
Fiscal         Total Return        S&P 500             Corp.&Gov't
Year Ended     Portfolio           Index               Master Index
12/31/86       $10,000             $10,000             $10,000
12/31/87       $10,427             $10,525             $10,210
12/31/88       $11,641             $12,268             $10,998
12/31/89       $14,316             $16,149             $12,551
12/31/90       $14,387             $15,647             $13,618
12/31/91       $18,529             $20,404             $15,781
12/31/92       $20,421             $21,956             $16,994
12/31/93       $23,746             $24,164             $18,873
12/31/94       $23,278             $24,482             $18,223
12/31/95       $29,019             $33,671             $21,723
12/31/96       $31,963             $41,397             $22,368


Fiscal         Growth              S&P 500
Year Ended     Portfolio            Index
12/31/86       $10,000             $10,000
12/31/87       $10,026             $10,525
12/31/88       $11,475             $12,268
12/31/89       $15,584             $16,149
12/31/90       $14,353             $15,647
12/31/91       $19,740             $20,404
12/31/92       $22,180             $21,956
12/31/93       $26,885             $24,164
12/31/94       $26,750             $24,482
12/31/95       $36,931             $33,671
12/31/96       $43,899             $41,397



Fiscal         International       Morgan Stanley
Year Ended     Equity Portfolio    EAFE Index
5/13/92(1)     $10,000             $10,000
12/31/92       $9,567              $9,944
12/31/93       $11,653             $13,219
12/31/94       $11,822             $14,285
12/31/95       $13,039             $15,935
12/31/96       $14,768             $16,949

Fiscal         LifeSpan Capital                        Wilshire
Year Ended     Appreciation Portfolio                  S&P 500 Index  5000 Index
9/1/95(1)      $10,000             $10,000             $10,000
12/31/95       $10,665             $11,049             $10,812
12/31/96       $12,582             $13,584             $12,849


Fiscal         LifeSpan Balanced                       Lehman Brothers
Year Ended     Portfolio           S&P 500 Index       Corp./Gov't.
Bond Index
9/1/95(1)      $10,000             $10,000             $10,000
12/31/95       $10,608             $11,049             $10,572
12/31/96       $12,027             $13,584             $10,879

                                   Lehman Brothers
Fiscal         LifeSpan Diversified                    Intermediate
Year Ended     Income Portfolio    Corporate Bond Index
9/1/95(1)      $10,000             $10,000
12/31/95       $10,569             $10,427
12/31/96       $11,301             $10,849

                                   Merrill Lynch
Fiscal         Government          Government
Year Ended     Securities Portfolio               Master Index
05/13/92(1)    $10,000             $10,000
12/31/92       $10,661             $10,834
12/31/93       $11,832             $11,986
12/31/94       $11,254             $11,597
12/31/95       $13,382             $13,722
12/31/96       $13,640             $14,102
_______________________
(1)  Commencement of operations.


Panorama Series Fund, Inc.
6803 South Tucson Way
Englewood, Colorado 80112
1-800-525-7048

Investment Advisor
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

Custodian of Portfolio Securities
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

Independent Auditors
Deloitte & Touche, LLP
555 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202


No dealer, broker, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information, and if given or made, such information and representations must not be relied upon as having been authorized by the Portfolios, OppenheimerFunds, Inc., or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such an offer in such state.


i:\legal\prosp\panopsp.#2

   Panorama Series Fund, Inc.
6803 South Tucson Way, Englewood, Colorado 80112
1-800-525-7048

Statement of Additional Information dated May 1, 1997

   PANORAMA SERIES FUND, INC. (referred to as the "Company") is an investment company consisting of seven separate series (each is referred to as a "Portfolio" and collectively as the "Portfolios"):

Total Return Portfolio
Growth Portfolio
International Equity Portfolio
Government Securities Portfolio
     (collectively, these are referred to as the "Panorama
Portfolios")

and

LifeSpan Capital Appreciation Portfolio ("Capital Appreciation
     Portfolio")
LifeSpan Balanced Portfolio ("Balanced Portfolio")
LifeSpan Diversified Income Portfolio ("Diversified Income
     Portfolio")
     (collectively, these are referred to as the "LifeSpan
Portfolios")

     Shares of the Portfolios are sold only to provide benefits under variable life insurance policies and variable annuity contracts (collectively, these are referred to as the "Accounts"), as described in such Accounts' Prospectuses.

     This Statement of Additional Information is not a Prospectus. This document contains additional information about the Portfolios and supplements information in the Portfolios' Prospectus dated May 1, 1997. It should be read together with the Prospectus which may be obtained by writing to the Portfolios' Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above.

Contents

                                                           Page
ABOUT THE PORTFOLIOS
Investment Objective and Policies. . . . . . . . . . . . 3
Investment Techniques and Strategies . . . . . . . . . . 3
Other Investment Restrictions. . . . . . . . . . . . . .22
How the Portfolios are Managed . . . . . . . . . . . . .27
  Organization and History . . . . . . . . . . . . . . .27
  Directors and Officers of the Company. . . . . . . . .27
  The Manager, and Subadvisers and their Affiliates. . .32
Brokerage Policies of the Portfolios . . . . . . . . . .35
Performance of the Portfolios. . . . . . . . . . . . . .37

ABOUT YOUR ACCOUNT
How to Buy Shares. . . . . . . . . . . . . . . . . . . .40
Dividends, Capital Gains and Taxes . . . . . . . . . . .42
Additional Information About the Portfolios. . . . . . .44

FINANCIAL INFORMATION ABOUT THE PORTFOLIOS
Independent Auditors' Report . . . . . . . . . . . . . .45
Financial Statements . . . . . . . . . . . . . . . . . .46

APPENDIX A: Industry Classifications . . . . . . . . . A-1

ABOUT THE PORTFOLIOS

         The Portfolios' investment adviser is OppenheimerFunds, Inc. (the "Manager"). In the case of the LifeSpan Portfolios, the Manager has engaged Babson-Stewart Ivory International ("Babson-Stewart"), BEA Associates ("BEA Associates")and Pilgrim, Baxter & Assoc. Ltd. ("Pilgrim") as subadvisers to assist in the management of the LifeSpan Portfolios. Babson-Stewart also serves as subadviser to the International Equity Portfolio. Babson-Stewart, BEA Associates and Pilgrim are sometimes referred to herein individually as a "Subadviser" and collectively as the "Subadvisers."

Investment Objectives And Policies

         The investment objectives and policies of each Portfolio are described in the Prospectus. Set forth below is supplemental information about those policies and the types of securities in which the Portfolios may invest, as well as the strategies the Portfolios may use to try to achieve their objective. Certain capitalized terms used in this Statement of Additional Information have the same meaning as those terms have in the Prospectus. Not all of the Portfolios engage in all of the investment practices described below, and each section indicates which Portfolios engage in a particular practice.

Investment Techniques and Strategies

   Foreign Securities (All Portfolios except Government Securities Portfolio). Consistent with any limitations a Portfolio may have on foreign investing set forth in the Prospectus, each Portfolio and, in particular, the International Equity Portfolio, may invest in foreign securities. The Portfolios may also invest in debt and equity securities of corporate and governmental issuers of countries with emerging economies or securities markets. The International Equity Portfolio, Growth Portfolio and Total Return Portfolio are subject to restrictions on the amount of its assets that may be invested in foreign securities. See "Other Investment Restrictions," below.

         Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock or bond markets that do not move in a manner parallel to U.S. markets. If a Portfolio's portfolio securities are held abroad, the countries in which such securities may be held and the sub-custodians holding them must be approved by the Portfolio's
Board of Directors under applicable rules of the Securities and Exchange Commission ("SEC"). In buying foreign securities, a Portfolio may convert U.S. dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to hold such currency as an investment.

         "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments that are traded primarily on foreign securities exchanges or in the foreign over-the-counter markets. Securities of foreign issuers that are represented by American depository receipts, or that are primarily traded on a U.S. securities exchange, or are traded primarily in the U.S. over-the-counter market are not considered "foreign securities" for purposes of a Portfolio's investment allocations, because they are not subject to many of the special considerations and risks (discussed below) that apply to foreign securities traded and held abroad.

         Risks of Foreign Investing. Investing in foreign securities, and in particular in securities in emerging countries, involves special additional risks and considerations not typically associated with investing in securities of issuers traded in the U.S. These include: reduction of income by foreign taxes;
fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity in some foreign markets than in the U.S.; less regulation of foreign issuers, stock exchanges and brokers than in the U.S.; greater difficulties in commencing lawsuits against foreign issuers; higher brokerage commission rates than in the U.S.;
increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities; possibilities in some countries, and in particular emerging countries, of expropriation or nationalization of assets, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and unfavorable differences between the U.S. economy and foreign economies. In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

         Because the Portfolios may invest in securities that are denominated or quoted in foreign currencies, the strength or weakness of the U.S. dollar against such currencies may account for part of a Portfolio's investment performance. A decline in value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Portfolio's holdings of securities denominated in that currency, and therefore will cause an overall decline in the Portfolio's net asset value and any net investment income (and capital gains) to be distributed in U.S. dollars to shareholders of the Portfolios.

         A Portfolio's investment income or, in some cases, capital gains from foreign issuers may be subject to foreign withholding or other foreign taxes, thereby reducing a Portfolio's net investment income and/or net realized capital gains.

   Convertible Securities (All Portfolios except Government Securities Portfolio). While convertible securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities) causes them to be regarded more as "equity equivalents." As a result, any rating assigned to the security has less impact on the Manager's or relevant Subadviser's investment decision with respect to convertible securities than in the case of non-convertible debt securities. To determine whether convertible securities should be regarded as "equity equivalents," the Manager or relevant Subadviser examines the following factors:
(1) whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer, (2) whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis (considering the effect of converting the convertible securities), and (3) the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

Debt Securities (All Portfolios). All debt securities are subject to two types of risks: credit risk and interest rate risk (these are in addition to other investment risks that may affect a particular security).

         Credit Risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. Generally, higher yielding bonds are subject to credit risk to a greater extent than higher quality bonds.

         Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting solely from the inverse relationship between the market value of outstanding fixed-income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed-income investments, and a decline in interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Fluctuations in the market value of fixed-income securities subsequent to their acquisition will not affect the interest payable on those securities, and thus the cash income from such securities, but will be reflected in the valuations of those securities used to compute a Portfolio's net asset values.

         U.S. Government Securities (All Portfolios). U.S. Government Securities are debt obligations issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, and include "zero coupon" Treasury securities. Some of these obligations, including U.S. Treasury notes and bonds, and mortgage-backed securities guaranteed by the Government National Mortgage
Association ("GNMA"), are supported by the full faith and credit of the United States, which means that the government pledges to use its taxing power to repay the debt. Other U.S. Government
Securities issued or guaranteed by Federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. They may include obligations supported by the ability of the issuer to borrow from the U.S. Treasury. However, the Treasury is not under a legal obligation to make a loan. Examples of these are obligations of Federal Home
Loan Mortgage Corporation ("FHLMC") Other obligations are supported by the credit of the instrumentality, such as bonds issued by Federal National Mortgage Association ("FNMA").

         U.S. Treasury Obligations. These include Treasury Bills (which have maturities of one year or less when issued), Treasury Notes (which have maturities of one to ten years when issued) and Treasury Bonds (which have maturities generally greater than ten years when issued). U.S. Treasury obligations are backed by the full faith and credit of the United States.

         Mortgage-Backed Securities (All Portfolios except, Growth Portfolio and International Equity Portfolio). These securities represent participation interests in pools of residential mortgage loans which are guaranteed by agencies or instrumentalities of the U.S. Government. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which the Portfolios may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., GNMA direct pass-through certificates; some are supported by the right of the issuer to borrower from the U.S. Government (e.g., FHLMC obligations); and some are backed by only the credit of the issuer itself. Those guarantees do not extend to the value of or yield of the mortgage-backed securities themselves or to the net asset value of a Portfolio's shares.

         The yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans.
The actual life of any particular pool will be shortened by any unscheduled or early payments of principal and interest. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Portfolio to differ from the yield calculated on the basis of the expected average life of the pool.

         Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments will most likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the value of other debt securities rise, because of the prepayment feature of pass-through securities. A Portfolio's reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of such Portfolio. Monthly interest payments received by a Portfolio have a compounding effect which may increase the yield to the Portfolio more than debt obligations that pay interest semi-annually. A Portfolio may purchase mortgage-backed securities at par, at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

         As new types of mortgage-related securities are developed and offered to investors, the Manager will, subject to the direction of the Board of Directors and consistent with a Portfolio's investment objective and policies, consider making investments in such new types of mortgage-related securities.

         GNMA Certificates. GNMA certificates are mortgaged-backed securities of GNMA that evidence an undivided interest in a pool or pools of mortgages ("GNMA Certificates"). The GNMA Certificates that a Portfolio may purchase may be of the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether the mortgagor actually makes the payments.

         The National Housing Act authorizes GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

         The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Portfolio has purchased the certificates at a premium in the secondary market.

         FNMA Securities. The Federal National Mortgage Association ("FNMA") was established to create a secondary market in mortgages insured by the FHA. FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble
GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. Government.

         FHLMC Securities. The Federal Home Loan Mortgage Corporation ("FHLMC") was created to promote development of a nationwide secondary market for conventional residential mortgages. FHLMC issues two types of mortgage pass-through certificates ("FHLMC Certificates"): mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government. GMCs also represent a pro rata interest in a pool of mortgages.
However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.

         Private-Issuer Mortgage-Backed Securities. Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of and institutional investors in mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such mortgage-backed securities are not guaranteed by an entity having the credit standing of GNMA, FNMA or FHLMC, in order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." Such credit enhancements fall generally into two categories; (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. Such protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

         Collateralized Mortgage-Backed Obligations ("CMOs"). Total Return Portfolio, and Government Securities Portfolio and each of the LifeSpan Portfolios may invest in collateralized mortgage obligations ("CMOs"). CMOs are fully-collateralized bonds that are the general obligations of the issuer thereof, either the U.S. Government, a U.S. Government instrumentality, or a private issuer, which may be a domestic or foreign corporation. Such bonds generally are secured by an assignment to a trustee (under the indenture pursuant to which the bonds are issued) of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (i.e., the character of payments of principal and interest is not passed through, and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. CMOs often are issued in two or more classes with different characteristics such as varying maturities and stated rates of interest. Because interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest on each class and to retire successive maturities in sequence. Unlike other mortgage-backed securities (discussed above), CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down.
Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure CMOs that remain outstanding.

         "Stripped" Mortgage-Backed Securities. The Total Return Portfolio, and Government Securities Portfolio and each LifeSpan Portfolio may invest in "stripped" mortgage-backed securities, in which the principal and interest portions of the security are separated and sold. Stripped mortgage-backed securities usually have at least two classes, each of which receives different proportions of interest and principal distributions on the underlying pool of mortgage assets. One common variety of stripped mortgage-backed security has one class that receives some of the interest and most of the principal, while the other class receives most of the interest and remainder of the principal. In some cases, one class will receive all of the interest (the "interest-only" or "IO" class), while the other class will receive all of the principal (the "principal-only" or "PO" class).

         Interest only securities are extremely sensitive to interest rate changes, and prepayments of principal on the underlying mortgage assets. An increase in principal payments or prepayments will reduce the income available from the IO security. In accordance with a requirement imposed by the staff of the SEC, the Manager or the relevant Subadviser will consider privately-issued fixed rate IOs and POs to be illiquid securities for purposes of a Portfolio's limitation on investments in illiquid securities.
Unless the Manager or the relevant Subadviser, acting pursuant to guidelines and standards established by the Board of Directors, determines that a particular government-issued fixed rate IO or PO is liquid, they will also consider these IOs and POs to be illiquid. In other types of CMOs, the underlying principal payments may apply to various classes in a particular order, and therefore the value of certain classes or "branches" of such securities may be more volatile than the value of the pool as a whole, and losses may be more severe than on other classes.

         Custodial Receipts. In addition to stripped mortgage-backed securities, each of the Portfolios may acquire U.S. Government Securities and their unmatured interest coupons that have been separated (stripped) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government Securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including Treasury
Income Growth Receipts (TIGRs) and Certificate of Accrual on
Treasury Securities (CATS). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying
U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank.

         Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government Securities for federal tax and securities purposes. In the case of CATS and TIGRs, the IRS has reached this conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as the Portfolios. CATS and TIGRs are not considered U.S. Government Securities by the staff of the SEC, however. Further, the IRS' conclusion is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by the Portfolios. The Company is not aware of any binding legislative, judicial or administrative authority on this issue.

         Asset-Backed Securities. (All Portfolios except, Growth Portfolio and International Equity Portfolio). The value of an asset-backed security is affected by changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement, and is also affected if any credit enhancement has been exhausted. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, a Portfolio would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for the prepayments of a pool of mortgage loans underlying mortgage-backed securities.

         Mortgage Dollar Rolls. The Total Return Portfolio, and Government Securities Portfolio may enter into "forward roll" transactions with respect to mortgage-backed securities issued by GNMA, FNMA or FHLMC. In a forward roll transaction, which is considered to be a "borrowing" by a Portfolio, a Portfolio will sell a mortgage security to a bank or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Risks of mortgage-backed security rolls include: (i) the risk of prepayment prior to maturity, (ii) the possibility that the proceeds of the sale may have to be invested in money market instruments (typically repurchase agreements) maturing not later than the expiration of the roll, and (iii) the possibility that the market value of the securities sold by a Portfolio may decline below the price at which the Portfolio is obligated to purchase the securities. Upon entering into a mortgage-backed security roll, a Portfolio will be required to place cash, U.S. Government Securities or other high-grade debt securities in a segregated account with its Custodian in an amount equal to its obligation under the roll.

         High Yield Securities (All Portfolios). A Portfolio may invest in high-yield/high risk securities (commonly called junk bonds).

         The Manager does not rely solely on credit ratings assigned by rating agencies in assessing investment opportunities in debt securities. Ratings by credit agencies assess safety of principal and interest payments and do not reflect market risks. In addition, ratings by credit agencies may not be changed by the agencies in a timely manner to reflect subsequent economic events.
By carefully selecting individual issues and diversifying portfolio holdings by industry sector and issuer, the Manager believes that the risk of the Portfolio holding defaulted lower grade securities can be reduced. Emphasis on credit risk management involves the Manager's own internal analysis to determine the debt service capability, financial flexibility and liquidity of an issuer, as well as the fundamental trends and outlook for the issuer and its industry. The Manager's rating helps it determine the attractiveness of specific issues relative to the valuation by the market place of similarly rated credits.

         Special Risks of Lower Rated Securities. High yield, lower-grade securities, whether rated or unrated, often have speculative characteristics. Lower-grade securities have special risks that make them riskier investments than investment grade securities.
They may be subject to limited liquidity and secondary market support, as well as substantial market price volatility resulting from changes in prevailing interest rates. They may be subordinated to the prior claims of banks and other senior lenders. The operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates may cause the Portfolio to invest premature redemption proceeds in lower yielding portfolio securities. There is a possibility that earnings of the issuer may be insufficient to meet its debt service, and the issuer may have low creditworthiness and potential for insolvency during periods of rising interest rates and economic downturn. As a result of the limited liquidity of some high yield securities, their prices have at times experienced significant and rapid decline when a substantial number of holders decided to sell. A decline is also likely in the high yield bond market during an economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, there have been several Congressional attempts to limit the use of tax and other advantages of high yield bonds which, if enacted, could adversely affect the value of these securities and the net asset value of a Portfolio. For example, federally-insured savings and loan associations have been required to divest their investments in high yield bonds.

         Zero Coupon Securities and Deferred Interest Bonds. The Portfolios may invest in zero coupon securities and deferred interest bonds issued by the U.S. Treasury or by private issuers such as domestic or foreign corporations. Zero coupon U.S. Treasury securities include: (1) U.S. Treasury bills without interest coupons, (2) U.S. Treasury notes and bonds that have been stripped of their unmatured interest coupons and (3) receipts or certificates representing interests in such stripped debt obligations or coupons. Zero coupon securities and deferred interest bonds usually trade at a deep discount from their face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make current payments of interest. An additional risk of private-issuer zero coupon securities and deferred interest bonds is the credit risk that the issuer will be unable to make payment at maturity of the obligation.

         While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. Although this period of delay is different for each deferred interest bond, a typical period is approximately one-third of the bond's term to maturity. Such investments benefit the issuer by mitigating its initial need for cash to meet debt service, but some also provide a higher rate of return to attract investors who are willing to defer receipt of such cash. With zero coupon securities, however, the lack of periodic interest payments means that the interest rate is "locked in" and the investor avoids the risk of having to reinvest periodic interest payments in securities having lower rates.

         Because a Portfolio accrues taxable income from zero coupon and deferred interest securities without receiving cash and is required to distribute its net investment income for each taxable year, including such accrued income, in order to avoid liability for federal income tax, a Portfolio may be required to sell portfolio securities in order to obtain cash necessary to pay dividends or redemption proceeds for its shares, which require the payment of cash. This will depend on several factors: the proportion of shareholders who elect to receive dividends in cash rather than reinvesting dividends in additional shares of a Portfolio, and the amount of cash a Portfolio receives from other investments and the sale of shares.

Short Term Debt Securities

         Commercial Paper (All Portfolios). Each Portfolio may purchase commercial paper for temporary defensive purposes as described in the Prospectus. In addition, a Portfolio may invest in floating rate notes as follows:

         Floating Rate/Variable Rate Notes.   Government Securities
Portfolio, Total Return Portfolio and the LifeSpan Portfolios may purchase floating rate/variable rate notes. Some of the notes a Portfolio may purchase may have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals; floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate. Such obligations may be secured by bank letters of credit or other support arrangements. Any bank providing such a bank letter, line of credit, guarantee or loan commitment will meet a Portfolio's investment quality standards relating to investments in bank obligations.

         A Portfolio will invest in variable and floating rate instruments only when the Manager or relevant Subadviser deems the investment to meet the investment guidelines applicable to a Portfolio. The Manager or relevant Subadviser will also continuously monitor the creditworthiness of issuers of such instruments to determine whether a Portfolio should continue to hold the investments.

         The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Portfolio could suffer a loss if the issuer defaults or during periods in which the Portfolio is not entitled to exercise its demand rights.

         Variable and floating rate instruments held by a Portfolio will be subject to the Portfolio's limitation on investments in illiquid securities when a reliable trading market for the instruments does not exist and the Portfolio may not demand payment of the principal amount of such instruments within seven days.

         Bank Obligations and Instruments Secured Thereby (All Portfolios). The bank obligations a Portfolio may invest in include time deposits, certificates of deposit, and bankers' acceptances if they are: (i) obligations of a domestic bank with total assets of at least $1 billion or (ii) obligations of a foreign bank with total assets of at least U.S. $1 billion. A Portfolio may also invest in instruments secured by such obligations (e.g., debt which is guaranteed by the bank). For purposes of this section, the term "bank" includes commercial banks, savings banks, and savings and loan associations which may or may not be members of the Federal Deposit Insurance Corporation.

         Time deposits are non-negotiable deposits in a bank for a specified period of time at a stated interest rate, whether or not subject to withdrawal penalties. However, time deposits that are subject to withdrawal penalties, other than those maturing in seven days or less, are subject to the limitation on investments by a Portfolio in illiquid investments, set forth in the Prospectus under "Illiquid and Restricted Securities."

         Banker's acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are deemed "accepted" when a bank guarantees their payment at maturity.

Warrants and Rights (All Portfolios except Government Securities Portfolio). Warrants are options to purchase equity securities at set prices valid for a specified period of time. The prices of warrants do not necessarily move in a manner parallel to the prices of the underlying securities. The price a Portfolio pays for a warrant will be lost unless the warrant is exercised prior to its expiration. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Preferred Stock (All Portfolios except Government Securities Portfolio). Preferred stocks are equity securities, but possess certain attributes of debt securities and are generally considered fixed income securities. Holders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to dividend payments to common stockholders. Because of this preference, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stocks. However, preferred stocks are equity securities in that they do not represent a liability of the issuer and therefore do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Loans of Portfolio Securities. Each Portfolio may lend its portfolio securities (other than in repurchase transactions) to brokers, dealers and other financial institutions subject to the restrictions stated in the Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral must, on each business day, at least equal the market value of the loaned securities and must consist of cash, bank letters of credit, U.S. Government Securities, or other cash equivalents in which the Portfolio is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Portfolio if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Portfolio. In a portfolio securities lending transaction, the Portfolio receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any finders', administrative or other fees the Portfolio pays in connection with the loan. The Portfolio may share the interest it receives on the collateral securities with the borrower as long as it realizes at least a minimum amount of interest required by the lending guidelines established by the Board of Directors. A Portfolio will not lend its portfolio securities to any officer, director, employee or affiliate of the Portfolio, the Manager or any Subadviser. The terms of a Portfolio's loans must meet certain tests under the Internal Revenue Code and permit the Portfolio to reacquire loaned securities on five business days' notice or in time to vote on any important matter.

"When-Issued" and Delayed Delivery Transactions. (All Portfolios). Securities may be purchased by a Portfolio on a "when-issued" or on a "forward commitment" basis. These transactions, which involve a commitment by a Portfolio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Portfolio to lock in a price or yield on a security, regardless of future changes in interest rates. A Portfolio will purchase securities on a "when-issued" or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed appropriate by the Manager or, in the case of the LifeSpan Portfolios and the International Equity Portfolio, the relevant Subadviser, however, a Portfolio may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases, the Portfolio may realize a gain or loss.

         When a Portfolio agrees to purchase securities on a "when-issued" or forward commitment basis, the Portfolio's custodian will set aside cash or High Grade Debt Securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Portfolio may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Portfolio's commitments. The market value of a Portfolio's net assets may fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments then when it sets aside cash. Because a Portfolio's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, each Portfolio expects that its commitments to purchase when-issued securities and forward commitments will not exceed 33% of the value of its total assets absent unusual market conditions. When a Portfolio engages in "when-issued" and forward commitment transactions, it relies on the other party to the transaction to consummate the trade. Failure of such party to do so may result in the Portfolio incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of a Portfolio starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest or dividends on the securities it has committed to purchase until the settlement date.

Repurchase Agreements. Each Portfolio may acquire securities that are subject to repurchase agreements, in order to generate income while providing liquidity. In a repurchase transaction, the Portfolio acquires a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. An "approved vendor" is a U.S. commercial bank, the U.S. branch of a foreign bank or a broker-dealer which has been designated a primary dealer in government securities, which must meet the credit requirements set by the Portfolio's Board of Directors from time to time. The sale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to resale typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the Investment Company Act collateralized by the underlying security. The Portfolio's repurchase agreements will require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager or relevant Subadviser will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value. If the vendor of a repurchase agreement fails to pay the agreed-upon resale price on the delivery date, the Portfolio's risks in such event may include any costs of disposing of the collateral, and any loss from any delay in foreclosing on the collateral.

Reverse Repurchase Agreements. The LifeSpan Portfolios are permitted to engage in reverse repurchase transactions but have no current intention to do so. A LifeSpan Portfolio that does so will maintain, in a segregated account with its Custodian, cash, Treasury bills or other U.S. Government Securities having an aggregate value equal to the amount of such commitment to repurchase, including accrued interest, until payment is made. The Portfolio will use reverse repurchase agreements as a source of funds on a short-term basis (and not for leverage). In determining whether to enter into a reverse repurchase agreement with a bank or broker-dealer, the Portfolio will take into account the creditworthiness of such party.

Restricted and Illiquid Securities. To enable each Portfolio to sell restricted securities not registered under the Securities Act of 1933, the Portfolio may have to cause those securities to be registered. The expenses of registration of restricted securities may be negotiated by the Portfolio with the issuer at the time such securities are purchased by the Portfolio, if such registration is required before such securities may be sold publicly. When registration must be arranged because the Portfolio wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the securities and the time the Portfolio would be permitted to sell them. The Portfolio would bear the risks of any downward price fluctuation during that period. A Portfolio may also acquire, through private placements, securities having contractual restrictions on their resale, which might limit the Portfolio's ability to dispose of such securities and might lower the amount realized upon the sale of such securities.

Hedging. (All Portfolios). Consistent with the limitations set forth in the Prospectus and below, a Portfolio may employ one or more of the types of hedging instruments described below. In the future, a Portfolio may employ hedging instruments and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with the Portfolio's investment objective, legally permissible and adequately disclosed.

         Hedging Strategies. Hedging, by use of futures contracts, seeks to establish with more certainty the effective price and rate of return on portfolio securities and securities that a Portfolio proposes to acquire. The Portfolios may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of a Portfolio's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Portfolio or securities with characteristics similar to those of the Portfolio's portfolio securities.

         If, in the opinion of the Portfolio's Manager or, in the case of the LifeSpan Portfolios and the International Equity Portfolio, the relevant Subadviser, there is a sufficient degree of correlation between price trends for a Portfolio's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Portfolio may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Portfolio's portfolio may be more or less volatile than prices of such futures contracts, the Manager or, in the case of the LifeSpan Portfolios and the International Equity Portfolio, the relevant Subadviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Portfolio enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting a Portfolio's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Portfolio's portfolio securities would be substantially offset by a decline in the value of the futures position.

         On other occasions, the Portfolios may take a "long" position by purchasing futures contracts. This would be done, for example, when a Portfolio anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available.

         Futures Contracts and Related Options. To hedge against changes in interest rates, securities prices or currency exchange rates, each Portfolio may, subject to its investment objectives and policies, purchase and sell various kinds of futures contracts and write covered call options on such contracts. The International Equity Portfolio and the Government Securities Portfolio may also purchase and sell call and put options on such futures contracts.
A Portfolio may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The Total Return Portfolio, the International Equity Portfolio, the Growth Portfolio and the Government Securities Portfolio may purchase and sell stock index futures contracts; and the Total Return Portfolio, International Equity Portfolio, and the Government Securities Portfolio may purchase and sell interest rate future contracts. In addition, each Portfolio that may invest in securities that are denominated in a foreign currency may purchase and sell futures on currencies. The International Equity Portfolio may purchase and sell options on futures on currencies. A Portfolio will engage in futures and related options transactions only for bona fide hedging purposes as defined in regulations promulgated by the CFTC. All futures contracts entered into by the Portfolios are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges approved by the CFTC.

         Total Return Portfolio, International Equity Portfolio and Government Securities Portfolio may buy and sell futures contracts on interest rates ("Interest Rate Futures"). No price is paid or received upon the purchase or sale of an Interest Rate Future. An Interest Rate Future obligates the seller to deliver and the purchaser to take a specific type of debt security at a specific future date for a fixed price. That obligation may be satisfied by actual delivery of the debt security or by entering into an offsetting contract.

         Total Return Portfolio, International Equity Portfolio and Government Securities Portfolio may buy and sell futures contracts related to financial indices (a "Financial Future"). A financial index assigns relative values to the securities included in the index and fluctuates with the changes in the market value of those securities. Financial indices cannot be purchased or sold directly. The contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction or to enter into an offsetting contract. No physical delivery of the securities underlying the index is made on settling the futures obligation. No price is paid or received by a Portfolio on the purchase or sale of a Financial Future.

         Upon entering into a futures transaction, a Portfolio will be required to deposit an initial margin payment in cash or U.S.
Treasury bills with the futures commission merchant (the "futures broker"). The initial margin will be deposited with a Portfolio's Custodian in an account registered in the futures broker's name; however the futures broker can gain access to that account only under specified conditions. As the Future is marked to market to reflect changes in its market value, subsequent margin payments, called variation margin, will be made to or by the futures broker on a daily basis. Prior to expiration of the Future, if a Portfolio elects to close out its position by taking an opposite position, a final determination of variation margin is made and additional cash is required to be paid by or released to the Portfolio. Although Financial Futures and Interest Rate Futures by their terms call for settlement by delivery of cash or securities, respectively, in most cases the obligation is fulfilled by entering into an offsetting position. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

         Options on Futures Contracts. The Portfolios may use options on futures contracts solely for bona fide hedging purposes as described below. The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Portfolio's assets. By writing a call option, a Portfolio becomes obligated, in exchange for the premium, to sell a futures contract (if the option is exercised), which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that a Portfolio intends to purchase. However, a Portfolio becomes obligated to purchase a futures contract (if the option is exercised) which may have a value lower than the exercise price.
Thus, the loss incurred by a Portfolio in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The Portfolios will incur transaction costs in connection with the writing of options on futures.

         The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. The Portfolios' ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

         Options on Securities, Securities Indices and Foreign Currencies. Each Portfolio may write covered call options. In addition, the International Equity Portfolio and the Government Securities Portfolio may purchase covered call options. Such options may relate to particular U.S. or non-U.S. securities, to various U.S. or non-U.S. stock indices or to U.S. or non-U.S. currencies. To the extent that a Portfolio engages in options transactions, the Portfolio may purchase and write call options which are issued by the Options Clearing Corporation (the "OCC") or which are traded on U.S. and non-U.S. exchanges. The International Equity Portfolio may purchase options on currency in the over-the-counter markets ("OTC Markets").

         Writing Covered Calls. When a Portfolio writes a call on an investment, it receives a premium and agrees to sell the callable investment to a purchaser of a corresponding call on the same investment if the option is exercised during the call period
(usually not more than nine months) at a fixed exercise price
(which may differ from the market price of the underlying investment), regardless of market price changes during the call period. A Portfolio retains the risk of loss should the price of the underlying investment decline during the call period, which may be offset to some extent by the premium.

         To terminate its obligation on a call it has written, a Portfolio may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call written was more or less than the price of the call subsequently purchased. A profit may also be realized if the call expires unexercised, because a Portfolio retains the underlying investment and the premium received. If a Portfolio could not effect a closing purchase transaction due to lack of a market, it would have to hold the callable investments until the call lapsed or was exercised.

         Purchasing Covered Calls. When a Portfolio purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on indices or futures, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. When a Portfolio purchases a call on a securities index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Portfolio. In purchasing a call, a Portfolio benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the exercise price, transaction costs and the premium paid, and the call is exercised.
If the call is neither exercised nor sold (whether or not at a profit), it will become worthless at its expiration date and the Portfolio will lose its premium payment and the right to purchase the underlying investment.

         Calls on broadly-based indices or futures are similar to calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the underlying market generally) rather than on price movements in individual securities or futures contracts. When a Portfolio buys a call on an index or future, it pays a premium. During the call period, upon exercise of a call by a Portfolio, a seller of a corresponding call on the same investment will pay the Portfolio an amount of cash to settle the call if the closing level of the index or future upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of difference.

         An option position may be closed out only on a market which provides secondary trading for options of the same series and there is no assurance that a liquid secondary market will exist for any particular option. A Portfolio's option activities may affect its turnover rate and brokerage commissions. A Portfolio may pay a brokerage commission each time it buys a call, sells a call, or buys or sells an underlying investment in connection with the exercise of a call. Such commissions may be higher than those which would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, call options offer large amounts of leverage. The leverage offered by trading in options could result in a Portfolio's net asset value being more sensitive to changes in the value of the underlying investments.

         Forward Contracts. Each Portfolio (except the Government Securities Portfolio) may enter into foreign currency exchange contracts ("Forward Contracts") for hedging and non-hedging purposes. A forward currency exchange contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades. A Forward Contract involves bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. A Portfolio generally will not enter into a forward currency exchange contract with a term of greater than one year. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

A Portfolio may use Forward Contracts to protect against uncertainty in the level of future exchange rates. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Portfolio owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

         A Portfolio may enter into Forward Contracts with respect to specific transactions. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receipt of dividend payments in a foreign currency, a Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction ("transaction hedge"). A Portfolio will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

         A Portfolio may also use Forward Contracts to lock in the U.S. dollar value of portfolio positions ("position hedge"). In a position hedge, for example, when a Portfolio believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of a Portfolio's portfolio securities denominated in such foreign currency, or when it believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount. In this situation a Portfolio may, in the alternative, enter into a Forward Contract to sell a different foreign currency for a fixed U.S. dollar amount where the Portfolio believes that the U.S. dollar value of the currency to be sold pursuant to the Forward Contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Portfolio are denominated ("cross hedge").

         A Portfolio will not enter into such Forward Contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's portfolio securities or other assets denominated in that currency or another currency that is also the subject of the hedge.
However, in order to avoid excess transactions and transaction costs, a Portfolio may maintain a net exposure to Forward Contracts in excess of the value of the Portfolio's portfolio securities or other assets denominated in those currencies provided the excess amount is "covered" by liquid, high-grade debt securities, denominated in any currency, at least equal at all times to the amount of such excess. As an alternative, a LifeSpan Portfolio may purchase a call option permitting the Portfolio to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. A LifeSpan Portfolio may purchase a put option permitting the Portfolio to sell the amount of foreign currency subject to a forward purchase contract at a price as high as or higher than the forward contract price. Unanticipated changes in currency prices may result in poorer overall performance for a Portfolio than if it had not entered into such contracts.

         The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency a Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency a Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing a Portfolio to sustain losses on these contracts and transactions costs.

         At or before the maturity of a Forward Contract requiring a Portfolio to sell a currency, a Portfolio may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Portfolio may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

         The cost to a Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, a Portfolio must evaluate the credit and performance risk of each particular counter party under a Forward Contract.

         Although a Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Portfolio may convert foreign currency from time to time, and there are costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to resell that currency to the dealer.

         Interest Rate Swap Transactions. Government Securities Portfolio and the LifeSpan Portfolios may enter into swap transactions. A Portfolio will enter into swap transactions with appropriate counterparties pursuant to master netting agreements.
A master netting agreement provides that all swaps done between a Portfolio and that counterparty under that master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable in the same currency in respect of one or more swap transactions, the net amount payable on that date in that currency shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under such agreements, if there is a default resulting in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap with respect to each swap (i.e., the mark-to-market value at the time of the termination of each swap). The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

         Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by a Portfolio under a swap agreement will have been greater than those received by them. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, a Portfolio's loss will consist of the net amount of contractual interest payments that the Portfolio has not yet received. The Manager or relevant Subadviser will monitor the creditworthiness of counterparties to a Portfolio's interest rate swap transactions on an ongoing basis.

         The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market. However, the staff of the SEC currently takes the position that swaps, caps and floors are illiquid investments that are subject to a limitation on such investments by investment companies.

         Additional Information About Hedging Instruments and Their Use. A Portfolio's Custodian, or a securities depository acting for the Custodian, will act as a Portfolio's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which a Portfolio has written options traded on exchanges or as to other acceptable escrow securities, so that no margin will be required for such transactions. OCC will release the securities covering a call on the expiration of the option or upon a Portfolio entering into a closing purchase transaction. An option position may be closed out only on a market which provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.

         If International Equity Portfolio writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary
U.S. Government securities dealer, which would establish a formula price at which the Portfolio would have the absolute right to repurchase that OTC option. That formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the extent to which the option "is in-the-money"). When International Equity Portfolio writes an OTC option, it will treat as illiquid (for purposes of the limit on its assets that may be invested in illiquid securities, stated in the Prospectus) the mark-to-market value of any OTC option it holds. The SEC is evaluating whether OTC options should be considered liquid securities, and the procedure described above could be affected by the outcome of that evaluation.

         Regulatory Aspects of Hedging Instruments. The Portfolios are required to operate within certain guidelines and restrictions with respect to their use of futures and options thereon as established by the Commodities Futures Trading Commission ("CFTC"). In particular, the Portfolios are excluded from registration as a "commodity pool operator" if they comply with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Portfolios' assets that may be used for Futures margin and related options premiums for a bona fide hedging position. However, under the Rule a Portfolio must limit its aggregate initial futures margin and related option premiums to no more than 5% of the Portfolios' net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule.

         Transactions in options by the Portfolios are subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges through one or more brokers. Thus, the number of options which the Portfolios may write or hold may be affected by options written or held by other entities, including other investment companies having the same or an affiliated investment adviser. Position limits also apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the Investment Company Act, when the Portfolios purchase a Future, the Portfolios will maintain, in a segregated account or accounts with their Custodian, cash or readily-marketable, short-term (maturing in one year or less) debt instruments in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.

         Tax Aspects of Covered Calls and Hedging Instruments. Each Portfolio intends to qualify as a "regulated investment company" under the Internal Revenue Code. That qualification enables a Portfolio to "pass through" its income and realized capital gains to shareholders without the Portfolio having to pay tax on them.
One of the tests for a Portfolio's qualification is that less than 30% of its gross income (irrespective of losses) must be derived from gains realized on the sale of securities or certain other investments held for less than three months. To comply with that 30% cap, a Portfolio will limit the extent to which it engages in the following activities, but will not be precluded from them: (i) selling investments, including Futures, held for less than three months, whether or not they were purchased on the exercise of a call held by the Portfolio; (ii) purchasing calls or puts which expire in less than three months; (iii) effecting closing transactions with respect to calls or puts written or purchased less than three months previously; (iv) exercising puts or calls held by a Portfolio for less than three months; or (v) writing calls on investments held for less than three months.

         Risks Of Hedging With Options and Futures. In addition to the risks with respect to hedging discussed in the Prospectus and above, there is a risk in using short hedging by selling Futures to attempt to protect against a decline in value of a Portfolio's portfolio securities (due to an increase in interest rates) that the prices of such Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of a Portfolio's securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

 Portfolio Turnover. Each Portfolio's particular portfolio securities may be changed without regard to the holding period of these securities (subject to certain tax restrictions), when the Manager or respective Subadviser deems that this action will help achieve the Portfolio's objective given a change in an issuer's operations or changes in general market conditions. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Portfolios do not generally intend to invest for the purpose of seeking short-term profits. Variations in portfolio turnover rate from year to year reflect the investment discipline applied to the particular Portfolio and do not generally reflect trading for short-term profits.

Other Investment Restrictions

         Investment Restrictions That Are Fundamental Policies. Each Portfolio has adopted the following investment restrictions that are "fundamental policies." Each Portfolio's most significant investment restrictions are also set forth in the Prospectus. Fundamental policies cannot be changed without the vote of a "majority" of a Portfolio's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of (i) 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present, or (ii) more than 50% of the outstanding shares.

         With respect to each Panorama Portfolio, the Company does not issue senior securities; in addition, except as noted, each Panorama Portfolio may not:

1. (a) Invest more than 5% of its total assets (taken at market value at the time of each investment) in the securities (other than U.S. Government agency securities) of any one issuer (including repurchase agreements with any one bank); and (b) purchase more than either (i) 10% of the principal amount of the outstanding debt securities of an issuer, or (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the U.S. Government or its agencies, bank money instruments or bank repurchase agreements. (This restriction is not applicable to the Government Securities Portfolio).

2. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmissions, electric and telephone each will be considered a separate industry for purposes of this restriction; provided that this limitation shall not apply to the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit issued by domestic banks and bankers' acceptances. (This restriction is not applicable to the International Equity Portfolio or the Government Securities Portfolio).

3. Alone, or together with any other Portfolio or Portfolios, make investments for the purpose of exercising control over, or management of, any issuer.

4. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved, and only if immediately thereafter not more than 10% of such Portfolio's total assets, taken at market value, would be invested in such securities.

5. Purchase or sell interests in oil, gas or other mineral exploration or development programs, commodities, commodity contracts or real estate, except that the Total Return Portfolio, the International Equity Portfolio, the Growth Portfolio, and the Government Securities Portfolio each may: (1) purchase securities of issuers which invest or deal in any of the above and (2) invest for hedging purposes in futures contracts on securities, financial instruments and indices, and foreign currency, as are approved for trading on a registered exchange. The International Equity Portfolio may also invest in options on foreign futures contracts on securities, financial instruments and indices and foreign currency.

6. Purchase any securities on margin (except that the Company may obtain such short term credits as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position. The deposit or payment by a Portfolio of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

7. Make loans, except that the Portfolio (1) may lend portfolio securities in accordance with the Portfolio's investment policies up to 33 1/3% of the Portfolio's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

8. Borrow amounts in excess of 10% of its total assets, taken at market value at the time of the borrowing, and then only from banks as a temporary measure for extraordinary or emergency purposes; or make investments in portfolio securities while its outstanding borrowings exceed 5% of its total assets.

9. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by such Portfolio except as may be necessary in connection with borrowings mentioned in (8) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of such Portfolio's total assets, taken at market value at the time thereof. The deposit of cash equivalents and liquid debt securities in a segregated account with the custodian and/or with a broker in connection with futures contracts or related options transactions and the purchase of securities on a "when-issued" basis are not deemed to be pledges.

10. Underwrite securities of other issuers except insofar as the Portfolio may be deemed an underwriter under the 1933 Act in selling portfolio securities.

11. Write, purchase or sell puts, calls or combinations thereof, except that the Total Return Portfolio, and the Growth Portfolio may write covered call options and engage in closing purchase transactions. (This restriction is not applicable to the International Equity Portfolio and the Government Securities
Portfolio.)

12. Invest in securities of foreign issuers if at the time of acquisition more than 10% of its total assets, taken at market value at the time of the investment, would be invested in such securities. However, up to 25% of the total assets of such Portfolio may be invested in securities (i) issued, assumed or guaranteed by foreign governments, or political subdivisions or instrumentalities thereof, (ii) assumed or guaranteed by domestic issuers, including Eurodollar securities, or (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on The New York Stock Exchange. (This restriction is not applicable to the International Equity Portfolio.)

         Each LifeSpan Portfolio may not:

1. Issue senior securities, except as permitted by paragraphs 2, 3, 6 and 7 below. For purposes of this restriction, the issuance of shares of common stock in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments and repurchase agreements entered into in accordance with the Portfolio's investment policies, are not deemed to be senior securities.

2. Purchase any securities on margin (except that the Company may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales of securities or maintain a short position. The deposit or payment by a Portfolio of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

3. Borrow money, except for emergency or extraordinary purposes including (i) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) taken at market value, (ii) in connection with the redemption of Portfolio shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; and (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets, but only if after each such borrowing there is asset coverage of at least
300% as defined in the Investment Company Act. For purposes of this investment restriction, reverse repurchase agreements, mortgage dollar rolls, short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.

4. Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Portfolio may be deemed to be an underwriter for purposes of the 1933 Act.

5. Purchase or sell real estate except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities.

6. Invest in commodities, except the Portfolio may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call options and repurchase agreements entered into in accordance with the Portfolio's investment policies.

 7. Make loans, except that the Portfolio (1) may lend portfolio securities in accordance with the Portfolio's investment policies up to 33 1/3% of the Portfolio's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of publicly distributed bonds, debentures or other similar obligations.

8. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

9. With respect to 75% of total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities), if:

         (a) such purchase would cause more than 5% of the Portfolio's total assets taken at market value to be invested in the securities of such issuer; or

         (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.

         Investment Restrictions That Are Non-Fundamental. The following restrictions are non-fundamental and may be changed by the Board of Directors without the approval of shareholders.

         Each LifeSpan Portfolio may not:

(1) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings and then only if such pledging, mortgaging or hypothecating does not exceed 33 1/3% of the Portfolio's total assets taken at market value. Collateral arrangements with respect to margin, option and other risk management and when-issued and forward commitment transactions are not deemed to be pledges or other encumbrances for purposes of this restriction.

(2) Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Manager or the relevant Subadvisers to save commissions or to average prices among them is not deemed to result in a joint securities trading account.


(3) Purchase or retain securities of an issuer if one or more of the Directors or officers of the Company or directors or officers of the Manager or any Subadviser or any investment management subsidiary of the Manager or any Subadviser individually owns beneficially more than 0.5% and together own beneficially more than 5% of the securities of such issuer.

(4) Purchase a security if, as a result, (i) more than 10% of the Portfolio's assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Portfolio or (iii) more than 5% of the Portfolio's assets would be invested in any one such investment company. The Portfolio will not purchase the securities of any open-end investment company except when such purchase is part of a plan of merger, consolidation, reorganization or purchase of substantially all of the assets of any other investment company, or purchase the securities of any closed-end investment company except in the open market where no commission or profit to a sponsor or dealer results from the purchase, other than customary brokerage fees. The Portfolio has no current intention of investing in other investment companies.

(5) Invest more than 15% of total assets in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933.

(6) Invest more than 5% of total assets in securities of any issuer which, together with its predecessors, has been in operation for less than three years.

(7) Invest in securities which are illiquid if, as a result, more than 15% of its net assets would consist of such securities, including repurchase agreements maturing in more than seven days, securities that are not readily marketable, certain restricted securities, purchased OTC options, certain assets used to cover written OTC options, and privately issued stripped mortgage-backed securities.

(8) Purchase securities while outstanding borrowings exceed 5% of the Portfolio's total assets.

(9)      Invest in real estate limited partnership interests.

(10) Purchase warrants of any issuer, if, as a result of such purchase, more than 2% of the value of the Portfolio's total assets would be invested in warrants which are not listed on an exchange or more than 5% of the value of the total assets of the Portfolio would be invested in warrants generally, whether or not so listed. For these purposes, warrants are to be valued at the lesser of cost or market, but warrants acquired by the Portfolio in units with or attached to debt securities shall be deemed to be without value.

(11) Purchase interests in oil, gas, or other mineral exploration programs or mineral leases; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals.

(12) Write covered call or put options with respect to more than 25% of the value of its total assets, invest more than 25% of its total assets in protective put options or invest more than 5% of its total assets in puts, calls, spreads or straddles, or any combination thereof, other than protective put options. The aggregate value of premiums paid on all options, other than protective put options, held by the Portfolio at any time will not exceed 20% of the Portfolio's total assets.

(13) Invest for the purpose of exercising control over or management of any company.

         For purposes of a Portfolios' policy not to concentrate their assets, described above in Restriction (2) for the Panorama
Portfolios and Restriction (8) for the LifeSpan Portfolios, the
Portfolios have adopted the industry classifications set forth in the Appendix to this Statement of Additional Information. This is not a fundamental policy.

         The percentage restrictions described above and in the Prospectus are applicable only at the time of investment and require no action by a Portfolio as a result of subsequent changes in value of the investments or the size of a Portfolio.

         As a matter of non-fundamental policy, each Portfolio has undertaken to limit its investments in illiquid securities to a stated percentage of net assets.

         In order to permit the sale of shares of the Portfolios in certain states, the Board of Directors may, in its sole discretion, adopt restrictions on investment policy more restrictive than those described above. Should the Board of Directors determine that any such more restrictive policy is no longer in the best interest of a Portfolio and its shareholders, the Portfolio may cease offering shares in the state involved and the Board of Directors may revoke such restrictive policy. Moreover, if the states involved shall no longer require any such restrictive policy, the Board of Directors may, in its sole discretion, revoke that policy.

How the Portfolios are Managed

Organization and History. The Company was incorporated in Maryland on August 17, 1981. Prior to May 1, 1996, the Company was named
Connecticut Mutual Financial Services Series Fund I, Inc.

         As series of a Maryland corporation, the Portfolios are not required to hold, and do not plan to hold, regular annual meetings of shareholders. The Portfolios will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Directors or upon proper request of the shareholders.

Directors and Officers of the Company. The Company's Directors and officers and their principal occupations and business affiliations during the past five years are listed below. All of the Directors are also trustees, directors or managing general partners of Oppenheimer Total Return Fund, Inc., Oppenheimer Equity Income Fund, Oppenheimer Cash Reserves, Centennial America Fund, L.P., Oppenheimer Variable Account Funds, Oppenheimer Champion Income Fund, Oppenheimer High Yield Fund, Oppenheimer Main Street Funds, Inc., Oppenheimer Strategic Income Fund, Oppenheimer Strategic Income & Growth Fund, Oppenheimer International Bond Fund, Oppenheimer Integrity Funds, Oppenheimer Limited-Term Government Fund, Oppenheimer Municipal Fund, The New York Tax-Exempt Income Fund, Inc., Oppenheimer Real Asset Fund, Centennial Money Market Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, Daily Cash Accumulation Fund, Inc. and Centennial Tax-Exempt Trust (which together with the Fund, comprise the "Denver Oppenheimer funds"). Ms. Macaskill is the President and Mr. Swain is the Chairman and CEO, of all the Denver Oppenheimer funds. As of April 1, 1997, none of the Directors or officers were account owners and thus none owned any Portfolio shares.

ROBERT G. AVIS, Director*; Age 65
One North Jefferson Ave., St. Louis, Missouri 63103
Vice Chairman of A.G. Edwards & Sons, Inc. (a broker-dealer) and
A.G. Edwards, Inc. (its parent holding company); Chairman of A.G.E. Asset Management and A.G. Edwards Trust Company (its affiliated investment adviser and trust company, respectively).

WILLIAM A. BAKER, Director; Age 82
197 Desert Lakes Drive, Palm Springs, California 92264
Management Consultant.

CHARLES CONRAD, JR., Director; Age 66
1501 Quail Street, Newport Beach, CA 92660
Chairman and CEO of Universal Space Lines, Inc. (a space services management company); formerly Vice President of McDonnell Douglas Space Systems Co. and associated with the National Aeronautics and Space Administration.

SAM FREEDMAN, Director; Age 56
4975 Lakeshore Drive, Littleton, Colorado  80123
Formerly Chairman and Chief Executive Officer of OppenheimerFunds Services, Chairman, Chief Executive Officer and a director of Shareholder Services, Inc. ("SSI"), Chairman, Chief Executive and Officer and director of Shareholder Financial Services, Inc. ("SFSI"), Vice President and director of Oppenheimer Acquisition Corp. ("OAC") and a director of OppenheimerFunds, Inc.

RAYMOND J. KALINOWSKI, Director; Age 67
44 Portland Drive, St. Louis, Missouri 63131
Director of Wave Technologies International, Inc. (a computer products training company); formerly Vice Chairman and a director of A.G. Edwards, Inc., parent holding company of A.G. Edwards &
Sons, Inc. (a broker-dealer), of which he was a Senior Vice
President.

C. HOWARD KAST, Director; Age 75
2552 East Alameda, Denver, Colorado 80209
Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

ROBERT M. KIRCHNER, Director; Age 75
7500 E. Arapahoe Road, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

NED M. STEEL, Director; Age 81
3416 South Race Street, Englewood, Colorado 80110
Chartered Property and Casualty Underwriter; a director of Visiting Nurse Corporation of Colorado; formerly Senior Vice President and a Director of Van Gilder Insurance Corp. (insurance brokers).
_______________
   *  Director who is an  "interested person" of the Fund.



JAMES C. SWAIN, Chairman, Chief Executive Officer and Director*;
Age 63
6803 South Tucson Way, Englewood, Colorado 80112
Vice Chairman of the Manager; formerly President and a director of Centennial Asset Management Corporation, an investment adviser subsidiary of the Manager ("Centennial"), and Chairman of the Board of SSI.

BRIDGET A. MACASKILL, President ; Age 48
President, Chief Executive Officer and a Director of the Manager and HarbourView Asset Management Corporation ("HarbourView"), a subsidiary of the Manager; Chairman and a director of SSI and Shareholder Financial Services, Inc.; President and a director of OAC and Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; a director of Oppenheimer Real Asset Management, Inc.; formerly an Executive Vice President of the Manager.

ANDREW J. DONOHUE, Vice President and Secretary ; Age 46 Executive Vice President, General Counsel and a Director of the Manager, the Distributor, HarbourView, SSI, SFSI, Oppenheimer
Partnership Holdings, Inc. and   MultiSource Services, Inc. (a
broker-dealer); President and a director of Centennial; President and a director of Oppenheimer Real Asset Management, Inc.; General Counsel of OAC; an officer of other Oppenheimer funds.

GEORGE C. BOWEN, Vice President, Treasurer, and Assistant Secretary
; Age 60
6803 Tucson Way,  Englewood, Colorado 80112
Senior Vice President and Treasurer of the Manager; Vice President and Treasurer of the Distributor and HarbourView; Senior Vice President, Treasurer, Assistant Secretary and a director of Centennial; President, Treasurer and a director of Centennial Capital Corporation; Senior Vice President, Treasurer and Secretary of SSI; Vice President, Treasurer and Secretary of SFSI;
Treasurer of OAC;   Treasurer of Oppenheimer Partnership Holdings,
Inc.; Vice President and Treasurer of Oppenheimer Real Asset Management, Inc.; Chief Executive Officer, Treasurer and a director of MultiSource Services, Inc. (a broker-dealer); an officer of other Oppenheimer funds.

ROBERT J. BISHOP, Assistant Treasurer; Age 38
6803 Tucson Way,  Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; formerly a Fund Controller for the Manager.

SCOTT T. FARRAR, Assistant Treasurer; Age 31
6803 Tucson Way,  Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; formerly a Fund Controller for the Manager.

   ROBERT G. ZACK, Assistant Secretary; Age 48
Senior Vice President and Associate General Counsel of the Manager, Assistant Secretary of SSI and SFSI; an officer of other
Oppenheimer funds.

__________
   *  Director who is an  "interested person" of the Fund.


PETER M. ANTOS, Vice President and Portfolio Manager; Age 51
One Financial Plaza, 755 Main Street, Hartford, CT 06103-2603 Certified Financial Analyst: Principal Portfolio Manager, Vice President of the Fund and Senior Vice President of the Manager and HarbourView; portfolio manager of other Oppenheimer funds; previously Vice President and Senior Portfolio Manager,
Equities G.R. Phelps & Co. ("G.R. Phelps") (1989-1996).

MICHAEL C. STRATHEARN, Vice President and Portfolio Manager; Age 44 One Financial Plaza, 755 Main Street, Hartford, CT 06103-2603 Certified Financial Analyst: Vice President of the Funds and the Manager since March, 1996; Vice President of HarbourView;
portfolio manager of other Oppenheimer funds; previously a Portfolio Manager, Equities Connecticut Mutual Life Insurance Company ("CML") (1988-1996).

KENNETH B. WHITE, Vice President and  Portfolio Manager; Age 45
One Financial Plaza, 755 Main Street, Hartford, CT 06103-2603 Certified Financial Analyst: Vice President of the Funds and the Manager since March, 1996; Vice President of HarbourView; portfolio manager of other Oppenheimer funds; previously a Portfolio Manager, Equities CML (1982-1996); Senior Investment Officer, Equities CML (1987-1992).

STEPHEN F. LIBERA, Vice President and Portfolio Manager; Age 46
One Financial Plaza, 755 Main Street, Hartford, CT 06103-2603 Certified Financial Analyst: Vice President of the Funds and the Manager since March, 1996; Vice President of HarbourView; portfolio manager of other Oppenheimer funds; previously a Vice President and Senior Portfolio Manager, Fixed Income--G.R. Phelps (1985-1996).

ARTHUR J. ZIMMER, Vice President and Portfolio Manger; Age 50
Vice President of the Manager and Centennial; an officer of other
Oppenheimer funds.

DAVID P. NEGRI, Vice President and Portfolio Manager; Age 43
Vice President of the Manager; an officer of other Oppenheimer funds.

DAVID ROSENBERG, Vice President and Portfolio Manager; Age 38
Vice President of the Manager; an officer of other Oppenheimer funds; formerly Vice President and Senior Portfolio Manager for
Delaware Investment Advisors.

          Remuneration of Directors. The officers of the Company and one Director of the Company (Mr. Swain) who are affiliated with the Manager receive no salary or fee from the Fund. Mr. Fossel did not receive any salary or fees from the Fund prior to January 1, 1997. The remaining Directors of the Company received the compensation shown below. Mr. Freedman became a Director June 27, 1996, and received no compensation from the Company before that date. The compensation from the Company was paid during its fiscal year ended December 31, 1996. The compensation from all of the Denver-based Oppenheimer funds includes the Company and is compensation received as a director, trustee, managing general partner or member of a committee of the Board during the calendar year 1996.

                                        Total Compensation
                    Aggregate           From All
                    Compensation        Denver-based
Name and Position        from Fund           Oppenheimer funds1
Robert G. Avis      $1,698              $58,003
  Trustee

William A. Baker         $2,334            79,715
  Audit and Review
  Committee Chairman
  and Trustee

Charles Conrad, Jr. $2,187              74,717
  Audit and Review
  Committee Member
  and Trustee

Raymond J. Kalinowski    $2,172            74,173
  Risk Management
  Oversight Committee Member
  and Trustee

C. Howard Kast      $2,172              74,173
  Risk Management
  Oversight Committee Member
  and Trustee

Robert M. Kirchner  $2,187              74,717
  Audit and Review
  Committee Member
  and Trustee

Ned M. Steel        $1,698              $58,003
  Trustee

Sam Freedman
  Trustee           $  865              29,502

______________________

1    For the 1996 calendar year.



        As of December 31, 1996, the then Directors and officers of the Company as a group owned of record or beneficially less than 1% of the outstanding shares of the Company.

     Major Shareholders. As of April 1,1997 Massachusetts Mutual Life Insurance Company ("MML") and its affiliates (and not on behalf of any separate account) owned 100% of the shares of the Portfolios. MML and its affiliates are deemed to be controlling persons of any Portfolio of the Company of which they own more than 25% of the shares outstanding. As such, the exercise by MML and its affiliates of their voting rights may diminish the voting power of other shareholders. As of April 1, 1997, no other shareholder of the Company owned of record or beneficially 5% or more of the shares outstanding of any Portfolio.

The Manager, the Subadvisers and Their Affiliates. The Manager is wholly-owned by Oppenheimer Acquisition Corporation ("OAC"), a holding company controlled by MML. OAC is also owned in part by certain of the Manager's directors and officers, some of whom also serve as officers of the Portfolios, and one of whom (Mr. James C. Swain) serves as a Director of the Company.

     The Manager and the Company have a Code of Ethics, as does each Subadviser. The Codes of Ethics are designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of a Portfolio's portfolio transactions. Compliance with the respective Code of Ethics is carefully monitored and strictly enforced by the Manager or the relevant Subadviser.

     The Investment Advisory Agreements. Each Portfolio has entered into an Investment Advisory Agreement with the Manager, effective March 1, 1996. The investment advisory agreement between the Manager and each Portfolio requires the Manager, at its expense, to provide each Portfolio with adequate office space, facilities and equipment, and to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for each Portfolio, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for the continuous public sale of shares of each Portfolio.

     Expenses not expressly assumed by the Manager under an advisory agreement are paid by the relevant Portfolio. The advisory agreement lists examples of expenses to be paid by a Portfolio, the major categories of which relate to interest, taxes, brokerage commissions, fees to certain Directors, legal, and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation.

   The advisory fees paid by the Portfolios to G.R. Phelps, the Portfolios' prior investment advisor (until March 1, 1996), and the management fees paid to the Manager from March 1, 1996 to December
    31, 1996 were as follows:

                             1994      1995           1996
Total Return Portfolio  $3,672,463          $4,780,963          $5,817,245

Growth Portfolio        $1,249,284          $1,890,963          $2,801,667

International Equity
         Portfolio      $  269,195          $  374,740          $569,471

                             1994           1995           1996


Life Span Capital
          Appreciation  $        0          $   72,333          $281,564

LifeSpan Balanced
         Portfolio      $        0          $   96,385          $355,893

LifeSpan Diversified
         Income         $        0          $   51,050          $171,569

Government Securities
         Portfolio      $  110,313          $  117,370          $125,427

Total All Portfolios    $6,243,372          $8,324,959          $10,122,836
                        __________          __________          _________

         The advisory agreements provide that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard of its obligations and duties under the advisory agreement, the Manager is not liable for any loss resulting from any good faith errors or omissions in connection with any matters to which the agreement relates. Each advisory agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with its other investment activities. The agreement permits the Company to use the name "Oppenheimer" as part of its corporate name and for the names of the series, if the Board of Directors so elects. If the Manager shall no longer act as investment adviser to the Portfolios, the right of the Portfolios to use the name "Oppenheimer" as part of their names may be withdrawn.

         The Investment Subadvisory Agreements. The advisory agreements permit the Manager to hire one or more subadvisers to assist with the management of the Portfolios. The Manager has done so for the International Equity Portfolio and the LifeSpan
Portfolios.

         With respect to the International Equity Portfolio and the international component for the LifeSpan Capital Appreciation Portfolio and LifeSpan Balanced Portfolio, the Manager has entered into investment subadvisory agreements with Babson-Stewart Ivory International ("Babson-Stewart"). With respect to the small cap component of the LifeSpan Capital Appreciation and LifeSpan Balanced Portfolios, the Manager has entered into investment subadvisory agreements with Pilgrim Baxter & Associates ("Pilgrim"). With respect to the high yield/high risk bond component for each LifeSpan Portfolio, the Manager has entered into investment subadvisory agreements with BEA Associates.

         Babson-Stewart, One Memorial Drive, Cambridge, Massachusetts 02142, is a Massachusetts general partnership and a registered investment adviser and was originally established in 1987. The general partners of Babson-Stewart are David L. Babson & Co., which is an indirect subsidiary of Massachusetts Life Insurance Company, and Stewart Ivory & Co. (International), Ltd. As of December 31, 1996, Babson-Stewart had approximately $4.4 billion in assets under management.

         BEA Associates, One Citicorp Center, 153 E. 53rd Street, 57th Floor, New York, NY 10022, is a partnership between Credit Suisse Capital Corporation and CS Advisors Corp. BEA Associates has been providing domestic and global fixed income and equity investment management services for institutional clients and mutual funds since 1984 and, had $31.3 billion in assets under management as of December 31, 1996.

         Pilgrim, 1255 Drummers Lane, Wayne, Pennsylvania 19087, was established in 1982 to provide specialized equity management for institutional investors. Pilgrim is a Delaware corporation and a wholly owned subsidiary of United Asset Management Corporation. As of December 31, 1996, Pilgrim had over $14 billion in assets under management.

         Under the respective investment subadvisory agreements, the corresponding Subadviser, subject to the review of the Board of Directors and the overall supervision of the Manager, is responsible for managing the investment operations of the corresponding LifeSpan Portfolio component and the composition of the component's portfolio and furnishing the LifeSpan Portfolio with advice and recommendations with respect to investments and the purchase and sale of securities for the respective component. The shareholders of the Portfolios approved new subadvisory agreements with the relevant subadvisers effective March 1, 1996. The
Manager, not the Portfolios, pays the subadvisers. The subadvisers are paid at the rate set forth in the Prospectus.

         The investment subadvisory agreements with Babson-Stewart provide that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard with respect to its obligations and duties under the agreements, Babson-Stewart will not be subject to liability for any loss sustained by reason of its good faith errors of omissions in connection with any matters to which the agreements relate.

         The investment subadvisory agreements with Pilgrim provide that in the absence of willful misfeasance, bad faith, negligence, or reckless disregard of the performance of its duties under the agreements, Pilgrim is not subject to liability for any error of judgment or mistake of law or for any other action or omission in the course of, or connected with, rendering services or for any losses that may be sustained in the purchase, holding or sale of any security, or otherwise.

         The investment subadvisory agreements with BEA Associates provide that in the absence of willful misfeasance, bad faith, negligence, or reckless disregard of the performance of its duties under the agreement, BEA Associates is not subject to liability for losses as a result of its activities in connection with the adoption of any investment policy or the purchase, sale or retention of securities on behalf of the LifeSpan Portfolios subadvised by BEA Associates if such activities were made with due care and in good faith.

         For the period from June, 1996 through December, 1996, the Manager paid subadvisory fees to Babson-Stewart totaling
$251,772.80; Pilgrim Baxter totaling $55,857.40 and BEA Associates totaling $35,061.40.

         The Transfer Agent. OppenheimerFunds Services, a division of the Manager, each Portfolio's transfer agent, is responsible for maintaining each Portfolio's shareholder registry and shareholder accounting records, and for shareholder servicing and administrative functions. It provides these services "at cost."

 Brokerage Policies Of The Portfolios

         The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to any policy established by the Board of Directors, the Manager and the relevant Subadvisers are primarily responsible for the investment decisions of each Portfolio or Portfolio component and the placing of its portfolio transactions.
It is the policy of each Portfolio to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While the Manager and the Subadvisers generally seek reasonably competitive spreads or commissions, the Portfolios will not necessarily pay the lowest spread or commission available.

Brokerage Provisions of the Investment Advisory Agreements. One of the duties of the Manager under each advisory agreement is to arrange the portfolio transactions for each Portfolio. Each advisory agreement contains provisions relating to the employment of broker-dealers ("brokers") to effect a Portfolio's portfolio transactions. In doing so, the Manager is authorized by the advisory agreement to employ such broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act, as may, in its best judgment based on all relevant factors, implement the policy of a Portfolio to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Manager need not seek competitive commission bidding, but is expected to minimize the commissions paid to the extent consistent with the interest and policies of a Portfolio as established by its Board of Directors. Purchases of securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchasers from dealers include a spread between the bid and asked price.

         Under each advisory agreement, the Manager is authorized to select brokers that provide brokerage and/or research services for a Portfolio and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would have charged, if a good faith determination is made by the Manager and the commission is fair and reasonable in relation to the services provided. Subject to the foregoing considerations, the Manager may also consider sales of shares of a Portfolio and other investment companies managed by the Manager or its affiliates as a factor in the selection of brokers for a Portfolio's portfolio transactions.

Description of Brokerage Practices Followed by the Manager and Subadvisers. Most purchases of debt securities, commercial paper, and money market instruments made by the Portfolios are principal transactions at net prices, and the Portfolios incur little or no brokerage costs for these transactions.

         Subject to the provisions of the advisory agreements and the subadvisory agreements and the procedures and rules described above, allocations of brokerage are generally made by the Manager's or the Subadviser's portfolio traders based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage, also subject to the provisions of the advisory agreements and the subadvisory agreements and the procedures and rules described above. In either case, brokerage is allocated under the supervision of the Manager's or the Subadviser's executive officers. Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. Brokerage commissions are paid primarily for effecting transactions in listed securities or for certain fixed income agency transactions in the secondary market and otherwise only if it appears likely that a better price or execution can be obtained.

         When the Portfolios engage in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager, the Subadvisers and their affiliates are combined.
The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates, or a Subadviser, and investment research received for the commissions of those other accounts may be useful both to the Portfolios and one or more of such other accounts.
Such research, which may be supplied by a third party at the instance of a broker, includes information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager (or Subadviser) in the investment decision-making process may be paid in commission dollars. The Board of Directors permits the Manager to use concessions on fixed price offerings to obtain research, in the same manner as is permitted for agency transactions. The Board also permits the Manager to use stated commissions on secondary fixed-income trades to obtain research where the broker has represented to the Manager that (i) the trade is not from the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction.

         The research services provided by brokers broadens the scope and supplements the research activities of the Manager and Subadvisers, by making available additional views for consideration and comparisons, and enabling the Manager and Subadvisers to obtain market information for the valuation of securities held in a Portfolio's portfolio or being considered for purchase.

         As most purchases made by Government Securities Portfolio are principal transactions at net prices, that Portfolio incurs little or no brokerage costs. Purchases of securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price. No principal transactions and, except under unusual circumstances, no agency transactions for this Portfolio will be handled by any affiliated securities dealer. In the unusual circumstance when this Portfolio pays brokerage commissions, the above-described brokerage practices and policies are followed. However, since brokerage commissions, if any, are small, high portfolio turnover does not have an appreciable adverse effect upon net asset value of the Portfolio.

         During the Portfolios' fiscal years ended December 31, 1994, 1995 and 1996, total brokerage commissions paid by the portfolios listed below were:

                             1994           1995           1996
                             Brokerage      Brokerage      Brokerage
         Portfolio           Commissions         Commissions         Commissions

Growth Portfolio             $  727,310          $781,682       $558,861
Total Return Portfolio       $ 1,311,239         $910,605       $802,877
International Equity          $ 56,589      $216,759       $190,606
         Portfolio
LifeSpan Capital
         Appreciation
         Portfolio           N/A               $91,744          $29,204
Lifespan Diversified
         Income Portfolio         N/A                $ 9,149          $ 2,766
LifeSpan Balanced
         Portfolio           N/A                $ 40,872    $24,827


Performance of the Portfolios


    Yield and Total Return Information. From time to time, as set forth in the Prospectus, the "standardized yield," "dividend yield," "average annual total return," or "cumulative total return," as the case may be, of an investment in a Portfolio may be advertised. An explanation of how yields and total returns are calculated and the components of those calculations is set forth below.

         A Portfolio's advertisement of its performance must, under applicable rules of the SEC, include the average annual total returns for the Portfolio for the 1, 5 and 10-year periods (or the life of the Portfolio, if less) as of the most recently ended calendar quarter prior to the publication of the advertisement. This enables an investor to compare a Portfolio's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. The performance data for a Portfolio does not reflect the effect of any charges or costs of the insurance company separate account that invests in the Portfolio on behalf of the variable contracts of contract owners. An investment in a Portfolio is not insured; its yields and total returns and share prices are not guaranteed and normally will fluctuate on a daily basis. When redeemed, shares may be worth more or less than their original cost. Yields and total returns for any given past period are not a prediction or representation by a Portfolio of future yields or rates of return on its shares. The yields and total returns of a Portfolio are affected by portfolio quality, the type of investments the Portfolio holds and its operating expenses.

Standardized Yields.  A Portfolio's "yields" (referred to as
"standardized yield") for a given 30-day period are calculated using the following formula set forth in rules adopted by the SEC that apply to all funds that quote yields:

                           2 [( a-b  + 1)6 - 1]
Standardized Yield =               ( cd      )

         The symbols above represent the following factors:

a  =     dividends and interest earned during the 30-day period.
b  =     net expenses accrued for the period (expense reimbursements).
c  =     the average daily number of Portfolio shares outstanding
         during the 30-day period that were entitled to receive
         dividends.
d  =     the Portfolio's maximum offering price per share on the last day of the period, adjusted for undistributed net investment income.

         The standardized yield of a Portfolio for a 30-day period may differ from its yield for any other period. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. For the 30 days ended December 31, 1996, the yield of Total Return Portfolio, LifeSpan Diversified Income Portfolio and Government Securities Portfolio, calculated as described above was %, % and 6.29%, respectively. This standardized yield is not based on actual distributions paid by a Portfolio to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from a Portfolio's portfolio investments calculated for that period. The standardized yield may differ from the "dividend yield" of the Portfolio, described below.

         Dividend Yield and Distribution Return. From time to time a Portfolio may quote a "dividend yield" or a "distribution return." Dividend yield is based on a Portfolio's dividends derived from net investment income during a stated period. Distribution return includes dividends derived from net investment income and from realized capital gains declared during a stated period. Under those calculations, a Portfolio's dividends and/or distributions declared during a stated period of one year or less (for example, 30 days) are added together, and the sum is divided by the Portfolio's maximum offering price) on the last day of the period. When the result is annualized for a period of less than one year, the "dividend yield" is calculated as follows:

Dividend Yield =       Dividends     divided by Number of days (accrual
              Max. Offering Price                 period) x 365
              (last day of period)

Total Return Information

         Average Annual Total Returns. A Portfolio's "average annual total return" is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years
("n") to achieve an Ending Redeemable Value ("ERV") of that investment according to the following formula:

         (ERV)1/n  -  1  =  Average Annual Total Return
           P

         Cumulative Total Returns. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

         ERV-P  =  Total Return
          P

   Both formulas assume that all dividends and capital gains distributions during the period are reinvested at net asset value per share, and that the investment is redeemed at the end of the period. Set forth below is the "average annual total return" and "total return" for each Fund (using the method described above) during the periods indicated:

                    Average Annual Total Return for:
                                                            Cumulative
                                                            Total
                    Fiscal Year    Five Year      Ten Year            Return From
                    Ended               Period    Period    Inception(1)        Inception(1)
Fund                12/31/96       Ended 12/31/96  Ended 12/31/96 to 12/31/96   to 12/31/96
Total Return Portfolio   10.14%         11.52%           12.32%       13.73 %   525.63%
Growth Portfolio         18.87%         17.33%           15.94%       17.79%    1054.61%
International Equity          13.26%         N/A                 8.78%     47.68%
LifeSpan CapApp          17.97%         N/A                 18.80%    25.82%
LifeSpan Balanced        13.38%         N/A                 14.85%    20.27%
LifeSpan Div. Income          6.93%          N/A                 9.61 %    13.01%
Government Securities         1.93%                              6.93%     36.40%

______________

(1)Inception dates are as follows:  May 13, 1992 for International Equity Portfolio and
Government
Securities Portfolio; and September 1, 1995 for LifeSpan Capital Appreciation Portfolio, LifeSpan
Balanced
Portfolio and LifeSpan Diversified Income Portfolio.

         From time to time a Portfolio may also include in its advertisements and sales literature performance information about a Portfolio or rankings of a Portfolio's performance cited in newspapers or periodicals, such as The New York Times or the Wall Street Journal. These articles may include quotations of performance from other sources, such as Lipper Analytical Services, Inc. or Morningstar, Inc.

Other Performance Comparisons. From time to time a Portfolio may publish the ranking of its shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Portfolios, and ranks their performance for various periods based on categories relating to investment objectives. The performance of the Portfolios is ranked against other mutual funds offered under variable contracts. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take taxes into consideration.

         From time to time a Portfolio may publish the star ranking of the performance of its shares by Morningstar, Inc., an independent mutual fund monitoring service that ranks mutual funds, including the Portfolios, in broad investment categories (domestic stock, international stock, taxable bond, municipal bond and hybrid) based on risk-adjusted investment return. Investment return measures a fund's three, five and ten-year average annual total returns (when available) in excess of 90-day U.S. Treasury bill returns after considering expenses. Risk measures fund performance below 90-day U.S. Treasury bill monthly returns. Risk and investment return are combined to produce star rankings reflecting performance relative to the average fund in a fund's category. Five stars is the "highest" ranking (top 10%), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). Morningstar may rank the shares of the Portfolio in relation to other funds in their respective categories. Rankings are subject to change monthly.

         A Portfolio may also compare its performance to that of other funds in its Morningstar Category. In addition to its star rankings, Morningstar also categorizes and compares a fund's 3-year performance based on Morningstar's classification of the fund's investments and investment style, rather than how a fund defines its investment objective. Morningstar's four broad categories (domestic equity, international equity, municipal bond and taxable bond) are each further subdivided into categories based on types of investments and investment styles. Those comparisons by Morningstar are based on the same risk and return measurements as its star rankings but do not consider the effect of sales charges.


         From time to time, the Manager may publish rankings or ratings of the Manager (or the Transfer Agent), by independent third-parties, on the investor services provided by them to shareholders of the Oppenheimer funds, other than the performance rankings of the Oppenheimer funds themselves. These ratings or rankings of shareholder/investor services by third parties may compare the Oppenheimer funds services to those of other mutual fund families selected by the rating or ranking services, and may be based upon the opinions of the rating or ranking service itself, using its own research or judgment, or based upon surveys of investors, brokers, shareholders or others.

ABOUT YOUR ACCOUNT

How To Buy Shares

         Insurance Companies are the record holders and the owners of shares of beneficial interest in each Portfolio of the Company. In accordance with any limitations set forth in their variable contracts, contract holders may direct their Insurance Companies to allocate amounts available for investment among the Company's Portfolios. Instructions for any such allocation, or for the purpose of redemption of shares of a Portfolio, must be made by the investor's Insurance Company. The rights of Insurance Companies as record holders and owners of shares of a Portfolio are different from the rights of variable contract holders. The term
"shareholder" in this Statement of Additional Information refers only to Insurance Companies and not to contract holders. The
Company reserves the right to limit the types of separate accounts that may invest in any Portfolio.

         The sale of shares of the Portfolios is currently limited to Accounts as explained on the cover page of this Statement of Additional Information and the Prospectus. Such shares are sold at their respective offering prices (net asset values without sales charges) and redeemed at their respective net asset values as described in the Prospectus.

Determination of Net Asset Value Per Share. The net asset value per share of each Portfolio is determined as of the close of business of The New York Stock Exchange on each day the Exchange is open by dividing the value of a Portfolio's net assets by the number of shares outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual holiday schedule (which is subject to change) states that it will close New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day; it may close on other days. Trading may occur at times when the Exchange is closed (including weekends and holidays or after 4:00 P.M., on a regular business day). Because the net asset values of a Portfolio will not be calculated at such times, if securities held by a Portfolio are traded at such time, the net asset values per share of a Portfolio may be significantly affected on such days when shareholders do not have the ability to purchase or redeem shares.

   The Board of Directors has established procedures for the valuation of each Portfolio's securities, generally as follows: (i) equity securities traded on a U.S. securities exchange or on NASDAQ for which last sale information is regularly reported are valued at the last reported sale price on their primary exchange or NASDAQ that day (or, in the absence of sales that day, at values based on the last sale prices of the preceding trading day or the closing "bid" price on the day of valuation); (ii) securities traded on a foreign securities exchange are valued generally at the last sales price available to the pricing service approved by the Board of Directors or to the Manager as reported by the principal exchange on which the security is traded at its last trading session on or immediately preceding the valuation date, or at the mean between "bid" and "ask" prices obtained from the principal exchange or two active market makers in the security; (iii) long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "ask" prices determined by a portfolio pricing service approved by the Board of Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (iv) debt instruments having a maturity of more than 397 days when issued, and non-money market type instruments having a maturity of 397 days or less when issued, which have a remaining maturity of 60 days or less are valued at the mean between the "bid" and "ask" prices determined by a pricing service approved by the Board of Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (v) money market debt securities that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less are valued at cost, adjusted for amortization of premiums and accretion of discounts; and (vi) securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes (see
(ii), (iii) and (iv) above), the security may be priced (i) at the mean of the "bid" and "ask" prices provided by a single active and reliable market maker (which in certain cases may be the "bid" price if no "ask" price is available) provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect the current market value; or (ii) at the "official bid" or "market maker bid" available to the pricing service or the Manager as reported by the principal exchange at its last trading session on or immediately prior to the Valuation Date.


         In the case of U.S. Government Securities and mortgage-backed securities, where last sale information is not generally available, such pricing procedures may include "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity and other special factors involved. The Manager may use pricing services approved by the Board of Directors to price U.S. Government Securities for which last sale information is not generally available. The Manager will monitor the accuracy of such pricing services, which may include comparing prices used for portfolio evaluation to actual sales prices of selected securities.


         Trading in securities on European and Asian exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange. Events affecting the values of foreign securities traded in securities markets that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the Portfolio's calculation of net asset value unless the Board of Directors or the Manager, under procedures established by the Board of Directors, determines that the particular event is likely to effect a material change in the net asset value of a Portfolio's share. Foreign currency, including forward contracts, will be valued at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service. The values of securities denominated in foreign currency will be converted to U.S. dollars at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service.


         Puts, calls and Futures are valued at the last sales price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Directors or by the Manager. If there were no sales that day, value shall be the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "ask" prices on the principal exchange or on NASDAQ on the valuation date, or, if not, value shall be the closing "bid" price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued at the mean between "bid" and "ask" prices obtained by the Manager from two active market makers (which in certain cases may be the "bid" price if no "ask" price is available).

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Company intends for each Portfolio to qualify and be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") for each taxable year. By so qualifying, the Portfolios will not be subject to Federal income taxes on amounts paid by them as dividends and distributions, as described in the Prospectus. Each Portfolio is treated as a separate entity for purposes of determining Federal tax treatment. The Company will endeavor to ensure that each Portfolio's assets are so invested so that all such requirements are satisfied, but there can be no assurance that it will be successful in doing so.

         In order to qualify as a regulated investment company under Subchapter M of the Code, a Portfolio must, among other things, derive at least 90% of its gross income for the taxable year from dividends, interest, gains from the sale or other disposition of stock, securities or foreign currencies, fees from certain securities loans or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% income test"), limit its gains from the sale of stock, securities and certain other investments held for less than three months to less than 30% of its gross income for the taxable year (the "30% test") and satisfy certain annual distribution and quarterly diversification requirements. For purposes of the 90% income test, income that a Portfolio earns from equity interests in certain entities that are not treated as corporations (e.g., are treated as partnerships or trusts) for U.S. tax purposes will generally have the same character for the Portfolio as in the hands of such entities; consequently, the Portfolio may be required to limit its equity investments in such entities that earn fee income, rental income, or other nonqualifying income.

         As noted in the Prospectus, each Portfolio must, and intends to, comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on a Portfolio by the Investment Company Act and Subchapter M of the Code, place certain limitations on the assets of each separate account and, because Section 817(h) and those regulations treat the assets of the Portfolio as assets of the related separate account, the assets of a Portfolio, that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a Portfolio to both qualify as a regulated investment company and satisfy the Section 817(h) requirements would generally result in treatment of the variable contract holders other than as described in the applicable variable contract prospectus, including inclusion in ordinary income of income accrued under the contracts for the current and all prior taxable years. Any such failure may also result in adverse tax consequences for the Portfolio and the insurance company issuing the contracts.

         Foreign exchange gains and losses realized by a Portfolio in connection with certain transactions involving foreign currency denominated debt securities, certain options and futures contracts relating to foreign currency, forward foreign currency contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Portfolio's investment in stock or securities may increase the amount of gain it is deemed to recognize from the sale of certain investments held for less than three months for purposes of the 30% test and may under future Treasury regulations produce income not among the types of "qualifying income" for purposes of the 90% income test. If the net foreign exchange loss for a year were to exceed the Portfolio's investment company taxable income (computed without regard to such loss) the resulting overall ordinary loss for such year would not be deductible by the Portfolio or its shareholders in future years.

         Limitations imposed by the Code on regulated investment companies like the Portfolios may restrict the Portfolios' ability to enter into futures, options and currency forward transactions.

         The Portfolios may be subject to withholding and other taxes imposed by foreign countries with respect to their investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

         The federal income tax rules applicable to mortgage dollar rolls and interest rate swaps, caps, floors and collars are unclear in certain respects, and the Portfolios may be required to account for these instruments under tax rules in a manner that, under certain circumstances, may limit their transactions in these instruments.

         If a Portfolio acquires stock in certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Portfolio could be subject to Federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Portfolio is timely distributed to its shareholders. The Portfolio would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the Portfolio to recognize taxable income or gain without the concurrent receipt of cash. Each Portfolio may limit and/or manage its stock holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

The Custodian.  State Street Bank and Trust Company is the
Custodian of the Portfolios' assets. The Custodian's responsibilities include safeguarding and controlling the Portfolios' portfolio securities, collecting income on the portfolio securities and handling the delivery of such securities to and from the Portfolios.

Independent Auditors. The independent auditors of the Portfolios audit the Portfolios' financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT
The Board of Trustees and Shareholders of Panorama Series Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Total Return Portfolio, Growth Portfolio, Government Securities Portfolio, International Equity Portfolio, LifeSpan Diversified Income Portfolio, LifeSpan Balanced Portfolio and LifeSpan Capital Appreciation Portfolio (all of which are a series of Panorama Series Fund, Inc.) as of December 31, 1996 and the related statements of operations and changes in net assets and the financial highlights for the year ended December 31, 1996. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets for the year ended December 31, 1995 and the financial highlights for the period January 1, 1992 to December 31, 1995 were audited by other auditors whose report dated February 15, 1996, expressed an unqualified opinion on this information.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned at December 31, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Total Return Portfolio, Growth Portfolio, Government Securities Portfolio, International Equity Portfolio, LifeSpan Diversified Income Portfolio, LifeSpan Balanced Portfolio and LifeSpan Capital Appreciation Portfolio at December 31, 1996, the results of their operations, the changes in their net assets, and the financial highlights for the year ended December 31, 1996, in conformity with generally accepted accounting principles.



/s/ Deloitte & Touche LLP
DELOITTE & TOUCHE LLP

Denver, Colorado
January 22, 1997


PANORAMA SERIES FUND, INC. - TOTAL RETURN PORTFOLIO
STATEMENT OF INVESTMENTS
DECEMBER 31, 1996


                                                                    PRINCIPAL           MARKET VALUE
                                                                    AMOUNT              (NOTE 1)
----------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS - 8.8%
----------------------------------------------------------------------------------------------------
     BankAmerica Manufactured Housing Contract,
     Series 1996-1, Cl. A1, 6.125%, 10/10/26                        $  2,051,213        $  2,052,175
     -----------------------------------------------------------------------------------------------
     Chase Commercial Mortgage Securities Corp., Commercial
     Mtg. Obligations, Series 1996-1, Cl. A2, 7.60%, 7/18/28           6,000,000           6,038,320
     -----------------------------------------------------------------------------------------------
     Contimortgage Home Equity Loan Trust, Series 1995-2,
     Cl. A2, 7.95%, 4/15/10                                              730,464             737,084
     -----------------------------------------------------------------------------------------------
     Federal Home Loan Mortgage Corp:
     Series 1843, Cl. VB, 7%, 4/15/03                                  3,578,600           3,594,238
     Series 1849, Cl. VA, 6%, 12/15/10                                 5,299,461           5,203,383
     Collateralized Mtg. Obligations, Gtd. Multiclass Mtg.
     Participation Certificates:
     6%, 3/1/09                                                        4,015,999           3,898,371
     Series 1992-15, Cl. KZ, 7%, 2/25/22                               2,101,844           1,816,120
     Series 1337, Cl. D, 6%, 8/15/07                                   3,000,000           2,802,180
     Series 1574, Cl. PD, 5.55%, 3/15/13                                 775,000             770,637
     Series 1694, Cl. PG, 5.75%, 12/15/21                              5,000,000           4,798,400
     Series 1820, Cl. Pl, 5.75%, 7/15/06                               4,880,000           4,764,291
     Series 1994-43, Cl. PE, 6%, 12/25/19                              2,950,000           2,903,892
     -----------------------------------------------------------------------------------------------
     Federal National Mortgage Assn.:
     6%, 12/1/03                                                       3,566,389           3,499,377
     6.50%, 4/1/24-4/1/26                                              3,470,763           3,315,251
     7%, 4/1/00                                                        1,239,250           1,245,187
     7.50%, 5/1/07-12/1/08                                             1,602,480           1,630,175
     8%, 3/1/17-6/1/17                                                   270,693             279,342
     Interest-Only Stripped Mtg.-Backed Security,
     Series 1993-223, Cl. PM, 7.274%, 10/25/23              (1)       10,496,463           1,741,678
     Collateralized Mtg. Obligations, Gtd. Real Estate Mtg.
     Investment Conduit Pass-Through Certificates:
     Series 1993-181, Cl. C, 5.40%, 10/25/02                           1,400,000           1,389,052
     Series 1993-190, Cl. Z, 5.85%, 7/25/08                            1,407,483           1,384,337
     -----------------------------------------------------------------------------------------------
     GE Capital Mortgage Securities, Inc., Series-HE2, Cl. A3,
     7.30%, 3/25/12                                                    2,700,000           2,733,750
     -----------------------------------------------------------------------------------------------
     Government National Mortgage Assn.:
     6.50%, 10/15/23-4/15/26                                          25,274,868          24,243,220
     7%, 11/15/08-1/15/24                                              3,075,257           3,064,133
     7.50%, 1/15/09-6/15/24                                            7,356,558           7,441,467
     8%, 5/15/17                                                       1,228,703           1,272,716
     -----------------------------------------------------------------------------------------------
     Green Tree Financial Corp., Series 1994-7, Cl. A3, 8%,
     3/15/20                                                           1,500,000           1,528,125
     -----------------------------------------------------------------------------------------------
     Housing Securities, Inc., Series 1994-3, Cl. A3, 7.25%,
     9/25/12                                                           1,087,986           1,088,666
     -----------------------------------------------------------------------------------------------
     Olympic Automobile Receivables Trust, Series 1996-A,
     Cl. A4, 5.85%, 7/15/01                                            4,000,000           3,976,250
                                                                                      --------------
     Total Mortgage-Backed Obligations (Cost $98,688,070)                                 99,211,817


PANORAMA SERIES FUND, INC. - TOTAL RETURN PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)


                                                                    PRINCIPAL           MARKET VALUE
                                                                    AMOUNT              (NOTE 1)
-----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 13.4%
-----------------------------------------------------------------------------------------------------
      Federal Home Loan Bank, 5.27%, 1/2/97                         $  18,000,000       $  17,997,365
      -----------------------------------------------------------------------------------------------
      Federal Home Loan Mortgage Corp.:
      5.40%, 1/14/97                                                   20,000,000          19,956,500
      5.29%, 1/14/97                                                   20,000,000          19,961,505
      5.33%, 1/7/97                                                    10,000,000           9,991,117
      -----------------------------------------------------------------------------------------------
      Federal National Mortgage Assn.:
      5.27%, 1/3/97                                                    22,000,000          21,993,559
      5.28%, 1/6/97-1/9/97                                             40,000,000          39,961,866
      5.30%, 1/8/97                                                    20,000,000          19,979,389
                                                                                      ---------------
      Total U.S. Government Agencies (Cost $149,841,301)                                  149,841,301

-----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 10.3%
-----------------------------------------------------------------------------------------------------
      U.S. Treasury Bonds:
      10.375%, 11/15/12                                                 3,000,000           3,865,314
      7.50%, 11/15/16                                                  60,775,000          65,788,993
      8.75%, 5/15/17                                                    3,000,000           3,659,064
      8.875%, 8/15/17                                                   1,000,000           1,234,688
      STRIPS, Zero Coupon, 7.835%, 5/15/15                     (2)      2,250,000             648,385
      -----------------------------------------------------------------------------------------------
      U.S. Treasury Nts.:
      6.50%, 8/15/05                                                   10,000,000          10,071,880
      6.75%, 6/30/99                                                   15,000,000          15,267,194
      7.25%, 8/15/04                                                   14,960,000          15,754,764
                                                                                      ---------------

      Total U.S. Government Obligations (Cost $112,780,257)                               116,290,282

-----------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS - 0.2%
-----------------------------------------------------------------------------------------------------
      Colombia (Republic of) Unsub. Nts., 7.125%, 5/11/98                 600,000             605,625
      -----------------------------------------------------------------------------------------------
      United Mexican States Bonds, 6.97%, 8/12/00                       1,750,000           1,671,250
                                                                                      ---------------

      Total Foreign Government Obligations (Cost $2,301,362)                                2,276,875

-----------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES - 21.3%
-----------------------------------------------------------------------------------------------------
BASIC MATERIALS - 2.4%
-----------------------------------------------------------------------------------------------------
CHEMICALS - 1.3%
      -----------------------------------------------------------------------------------------------
      Burmah Castrol plc, 7% Gtd. Medium-Term Nts., 12/15/97            2,000,000
2,021,500
      -----------------------------------------------------------------------------------------------
      Du Pont (E.I.) De Nemours & Co., 8.50% Debs., 2/15/03             2,320,000           2,478,880
      -----------------------------------------------------------------------------------------------
      FMC Corp., 8.75% Sr. Nts., 4/1/99                                 2,500,000           2,610,300
      -----------------------------------------------------------------------------------------------
      Lyondell Petrochemical Co., 8.25% Nts., 3/15/97                   3,500,000           3,515,428
      -----------------------------------------------------------------------------------------------
      Morton International, Inc., 9.25% Credit Sensitive Nts.,
      6/1/20                                                            2,512,000           3,076,722
      -----------------------------------------------------------------------------------------------
      PPG Industries, Inc., 9% Debs., 5/1/21                            1,190,000           1,420,092
                                                                                      ---------------
                                                                                           15,122,922
-----------------------------------------------------------------------------------------------------
METALS - 0.4%
      -----------------------------------------------------------------------------------------------
      Alcan Aluminum Ltd., 9.625% Debs., 7/15/19                        4,000,000           4,347,080
-----------------------------------------------------------------------------------------------------
PAPER - 0.7%
      -----------------------------------------------------------------------------------------------
      Celulosa Arauco y Constitucion SA, 7.25% Debs., 6/11/98           2,250,000           2,272,500
      -----------------------------------------------------------------------------------------------
      Fort Howard Corp., 9.25% Sr. Nts., 3/15/01                        2,000,000           2,085,000


PANORAMA SERIES FUND, INC. - TOTAL RETURN PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                    PRINCIPAL           MARKET VALUE
                                                                    AMOUNT              (NOTE 1)
----------------------------------------------------------------------------------------------------
PAPER (CONTINUED)
     -----------------------------------------------------------------------------------------------
     Georgia-Pacific Corp., 9.85% Credit Sensitive Nts.,
     6/15/97                                                        $  2,950,000        $  3,001,757
                                                                                      --------------
                                                                                           7,359,257
----------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 2.9%
----------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 0.2%
     -----------------------------------------------------------------------------------------------
     Black & Decker Corp., 6.625% Nts., 11/15/00                       2,700,000           2,699,492
----------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 1.2%
     -----------------------------------------------------------------------------------------------
     Blockbuster Entertainment Corp., 6.625% Sr. Nts., 2/15/98         1,750,000           1,755,888
     -----------------------------------------------------------------------------------------------
     Dresser Industries, Inc., 6.25% Nts., 6/1/00                      6,000,000           5,945,706
     -----------------------------------------------------------------------------------------------
     Walt Disney Co., 6.375% Sr. Unsec. Bonds, Series A,
     3/30/01                                                           5,350,000           5,331,333
                                                                                      --------------
                                                                                          13,032,927
----------------------------------------------------------------------------------------------------
MEDIA - 0.8%
     -----------------------------------------------------------------------------------------------
     Reed Elsevier, Inc., 6.625% Nts., 10/15/23            (3)         1,600,000           1,431,104
     -----------------------------------------------------------------------------------------------
     Tele-Communications, Inc., 7.14% Sr. Medium-Term Nts.,
     2/3/98                                                            3,100,000           3,118,749
     -----------------------------------------------------------------------------------------------
     Time Warner, Inc., 7.45% Nts., 2/1/98                             3,900,000           3,951,199
                                                                                      --------------
                                                                                           8,501,052
----------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 0.7%
     -----------------------------------------------------------------------------------------------
     Dayton Hudson Co., 9.40% Debs., 2/15/01                             820,000             897,301
     -----------------------------------------------------------------------------------------------
     Federated Department Stores, Inc., 10% Sr. Nts., 2/15/01          1,770,000           1,922,437
     -----------------------------------------------------------------------------------------------
     Price/Costco, Inc., 7.125% Sr. Nts., 6/15/05                      2,000,000           1,980,358
     -----------------------------------------------------------------------------------------------
     Sears Roebuck & Co., 8.39% Medium-Term Nts., 3/23/99              1,590,000
1,661,062
     -----------------------------------------------------------------------------------------------
     Wal-Mart Stores, Inc., 5.875% Nts., 10/15/05                      2,000,000           1,876,790
                                                                                      --------------
                                                                                           8,337,948
----------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 1.8%
----------------------------------------------------------------------------------------------------
BEVERAGES - 0.2%
     -----------------------------------------------------------------------------------------------
     Bass America, Inc., 6.75% Gtd. Nts., 8/1/99                       1,250,000           1,261,077
     -----------------------------------------------------------------------------------------------
     Fomento Economico Mexico SA, 9.50% Unsub. Nts.,
     7/22/97                                                           1,300,000           1,316,250
                                                                                      --------------
                                                                                           2,577,327
----------------------------------------------------------------------------------------------------
FOOD - 0.9%
     -----------------------------------------------------------------------------------------------
     ConAgra, Inc., 9.75% Sr. Nts., 11/1/97                            1,500,000           1,546,110
     -----------------------------------------------------------------------------------------------
     CPC International, Inc., 6.15% Unsec. Nts., Series C,
     1/15/06                                                           2,000,000           1,908,744
     -----------------------------------------------------------------------------------------------
     Dole Food Co., 6.75% Nts., 7/15/00                                3,500,000           3,513,275
     -----------------------------------------------------------------------------------------------
     Great Atlantic & Pacific Tea Co., 9.125% Debs., 1/15/98           2,000,000           2,048,380
     -----------------------------------------------------------------------------------------------
     Safeway, Inc., 9.35% Sr. Sub. Nts., 3/15/99                       1,000,000           1,051,968
                                                                                      --------------
                                                                                          10,068,477
----------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 0.2%
     -----------------------------------------------------------------------------------------------
     Roche Holdings, Inc., 2.75% Bonds, 4/14/00                        3,000,000           2,730,000
----------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 0.2%
     -----------------------------------------------------------------------------------------------
     Tenet Healthcare Corp., 8.625% Sr. Unsec. Nts., 12/1/03           2,000,000           2,125,000
----------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 0.3%
     -----------------------------------------------------------------------------------------------
     Electrolux AB, 7.75% Sr. Unsub. Debs., 6/17/97                    2,000,000           2,015,000
     -----------------------------------------------------------------------------------------------
     Procter & Gamble Co., 9.36% Debs., 1/1/21                           750,000             914,229
                                                                                      --------------
                                                                                           2,929,229

                                                 3

PANORAMA SERIES FUND, INC. - TOTAL RETURN PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                            PRINCIPAL        MARKET VALUE
                                                                               AMOUNT            (NOTE 1)
---------------------------------------------------------------------------------------------------------
ENERGY - 3.3%
---------------------------------------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 2.3%
     ----------------------------------------------------------------------------------------------------
     Coastal Corp., 8.125% Sr. Nts., 9/15/02                             $  3,190,000        $  3,381,078
     ----------------------------------------------------------------------------------------------------
     Colorado International Gas Corp., 10% Sr. Debs., 6/15/05                 455,000             539,230
     ----------------------------------------------------------------------------------------------------
     Columbia Gas System, Inc., 6.80% Nts., Series C,
     11/28/05                                                               2,000,000           1,968,894
     ----------------------------------------------------------------------------------------------------
     Falcon Drilling Co., Inc., 9.75% Sr. Nts., Series B, 1/15/01           2,430,000           2,548,462
     ----------------------------------------------------------------------------------------------------
     Ferrellgas LP/Ferrellgas Finance Corp., 10% Sr. Nts.,
     Series A, 8/1/01                                                       2,000,000           2,117,500
     ----------------------------------------------------------------------------------------------------
     HNG Internorth/Enron Corp., 9.625% Debs., 3/15/06                        700,000             821,956
     ----------------------------------------------------------------------------------------------------
     Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                 4,000,000
4,044,860
     ----------------------------------------------------------------------------------------------------
     NorAm Energy Corp.:
     8.43% Medium-Term Nts., Series B, 9/17/98                              2,000,000           2,064,336
     9.875% Nts., 4/15/97                                                   3,000,000           3,032,994
     ----------------------------------------------------------------------------------------------------
     Petroliam Nasional Berhad, 6.875% Nts., 7/1/03                   (3)   2,500,000           2,516,160
     ----------------------------------------------------------------------------------------------------
     TransCanada PipeLines Ltd., 9.875% Debs., 1/1/21                       2,250,000           2,822,445
                                                                                             ------------
                                                                                               25,857,915
---------------------------------------------------------------------------------------------------------
OIL-INTEGRATED - 1.0%
     ----------------------------------------------------------------------------------------------------
     BP America, Inc., 8.875% Gtd. Debs., 12/1/97                           1,000,000           1,026,031
     ----------------------------------------------------------------------------------------------------
     Occidental Petroleum Corp., 6.27% Medium-Term Nts., 11/8/00            4,000,000
3,956,476
     ----------------------------------------------------------------------------------------------------
     Phillips Petroleum Co., 7.53% Pass-Through Certificates,
     Series 1994-A1, 9/27/98                                                2,566,442           2,595,906
     ----------------------------------------------------------------------------------------------------
     Standard Oil/British Petroleum Co. plc, 9% Debs., 6/1/19               3,190,000           3,358,502
     ----------------------------------------------------------------------------------------------------
     Texaco Capital, Inc., 8.875% Gtd. Debs., 9/1/21                          500,000             590,300
                                                                                             ------------
                                                                                               11,527,215
---------------------------------------------------------------------------------------------------------
FINANCIAL - 7.8%
---------------------------------------------------------------------------------------------------------
BANKS - 1.0%
     ----------------------------------------------------------------------------------------------------
     BankAmerica Corp., 7.75% Sub. Nts., 7/15/02                            1,250,000           1,308,486
     ----------------------------------------------------------------------------------------------------
     Chase Manhattan Corp. (New), 10.125% Sub. Nts.,
     11/1/00                                                                1,000,000           1,119,846
     ----------------------------------------------------------------------------------------------------
     Citicorp, 5.625% Sr. Nts., 2/15/01                                     2,135,000           2,067,088
     ----------------------------------------------------------------------------------------------------
     First Fidelity Bancorporation, 8.50% Sub. Capital Nts.,
     4/1/98                                                                 1,500,000           1,538,953
     ----------------------------------------------------------------------------------------------------
     Fleet Mtg./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01                 750,000             840,046
     ----------------------------------------------------------------------------------------------------
     Marshall & Ilsley Corp., 6.95% Medium-Term Nts.,
     Series C, 3/31/97                                                      1,500,000           1,505,065
     ----------------------------------------------------------------------------------------------------
     Mellon Capital I, 7.72% Bonds, 12/1/26                                 1,250,000           1,215,875
     ----------------------------------------------------------------------------------------------------
     Mellon Financial Bank Corp., 6.50% Gtd. Sr. Nts., 12/1/97              1,350,000
1,357,014
     ----------------------------------------------------------------------------------------------------
     Shawmut Corp., 8.125% Debs., 2/1/97                                      500,000             500,823
                                                                                             ------------
                                                                                               11,453,196
---------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 6.1%
     ----------------------------------------------------------------------------------------------------
     American General Finance Corp.:
     5.875% Sr. Nts., 7/1/00                                                1,500,000           1,471,798
     7.70% Sr. Nts., 11/15/97                                               2,000,000           2,029,200
     ----------------------------------------------------------------------------------------------------
     Aristar, Inc., 8.125% Sr. Nts., 12/1/97                                1,250,000           1,273,859
     ----------------------------------------------------------------------------------------------------
     Associates Corp. of North America, 6.75% Sr. Nts.,
     10/15/99                                                               1,500,000           1,514,907



PANORAMA SERIES FUND, INC. - TOTAL RETURN PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                            PRINCIPAL        MARKET VALUE
                                                                               AMOUNT            (NOTE 1)
---------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL (CONTINUED)
     ----------------------------------------------------------------------------------------------------
     AVCO Financial Services Asia Ltd., 5.875% Sr. Nts.,
     10/15/97                                                            $  1,500,000        $  1,500,826
     ----------------------------------------------------------------------------------------------------
     Capital One Financial Corp., 6.83% Sr. Nts., 5/17/99                   2,500,000           2,512,900
     ----------------------------------------------------------------------------------------------------
     Capital One Funding Corp., 7.25% Nts., 12/1/03                         2,300,000           2,277,000
     ----------------------------------------------------------------------------------------------------
     Chelsea GCA Realty Partner, Inc., 7.75% Gtd. Unsec.
     Unsub. Nts., 1/26/01                                                   3,220,000           3,260,887
     ----------------------------------------------------------------------------------------------------
     Chrysler Financial Corp.:
     5.08% Medium-Term Nts., 1/24/97                                        2,000,000           1,999,582
     5.875% Nts., 2/7/01                                                    1,500,000           1,462,309
     ----------------------------------------------------------------------------------------------------
     Commercial Credit Co., 5.55% Unsec. Nts., 2/15/01                      4,000,000           3,855,148
     ----------------------------------------------------------------------------------------------------
     Countrywide Funding Corp.:
     6.05% Gtd. Medium-Term Nts., Series D, 3/1/01                          1,285,000           1,257,855
     6.085% Gtd. Medium-Term Nts., Series B, 7/14/99                        1,800,000           1,789,020
     6.57% Gtd. Medium-Term Nts., Series A, 8/4/97                          1,000,000           1,004,950
     ----------------------------------------------------------------------------------------------------
     Fleet Mtg. Group, Inc.:
     6.125% Nts., 8/15/97                                                   3,000,000           3,006,222
     6.50% Nts., 9/15/99                                                      750,000             752,214
     ----------------------------------------------------------------------------------------------------
     Ford Motor Credit Co.:
     6.25% Unsub. Nts., 2/26/98                                             1,000,000           1,005,620
     8% Nts., 12/1/97                                                       1,000,000           1,018,094
     ----------------------------------------------------------------------------------------------------
     General Motors Acceptance Corp.:
     5.625% Nts., 2/15/01                                                   1,200,000           1,157,237
     5.65% Medium-Term Nts., 12/15/97                                       2,000,000           1,996,452
     7.75% Medium-Term Nts., 1/17/97                                        2,500,000           2,502,190
     ----------------------------------------------------------------------------------------------------
     Golden West Financial Corp.:
     10.25% Sub. Nts., 5/15/97                                              1,250,000           1,269,634
     8.625% Sub. Nts., 8/30/98                                                500,000             518,752
     ----------------------------------------------------------------------------------------------------
     Grand Metropolitan plc, 7% Gtd. Nts., 6/15/99                          3,000,000           3,048,750
     ----------------------------------------------------------------------------------------------------
     Household Finance Corp.:
     7.50% Nts., 3/15/97                                                      250,000             250,840
     8.95% Debs., 9/15/99                                                   1,200,000           1,275,348
     ----------------------------------------------------------------------------------------------------
     Household International BV, 6% Gtd. Sr. Nts., 3/15/99                  1,500,000           1,485,937
     ----------------------------------------------------------------------------------------------------
     Merrill Lynch & Co., Inc.:
     6% Nts., 3/1/01                                                        1,500,000           1,467,079
     6.50% Nts., 4/1/01                                                     2,500,000           2,488,977
     ----------------------------------------------------------------------------------------------------
     Norsk Hydro AS, 8.75% Bonds, 10/23/01                                  1,500,000           1,631,250
     ----------------------------------------------------------------------------------------------------
     Norwest Financial, Inc., 6.50% Sr. Nts., 11/15/97                      1,500,000           1,508,571
     ----------------------------------------------------------------------------------------------------
     Penske Truck Leasing Co. LP, 7.75% Sr. Nts., 5/15/99                   3,250,000
3,359,580
     ----------------------------------------------------------------------------------------------------
     PHH Corp., 6.50% Nts., 2/1/00                                          1,250,000           1,252,542
     ----------------------------------------------------------------------------------------------------
     Salomon, Inc., 8.69% Sr. Medium-Term Nts., Series D,
     3/1/99                                                                 4,000,000           4,172,992
     ----------------------------------------------------------------------------------------------------
     Sears Roebuck Acceptance Corp., 5.99% Medium-Term
     Nts., Series 1, 12/26/00                                               2,000,000           1,963,650
     ----------------------------------------------------------------------------------------------------
     TransAmerica Finance Corp.:
     6.75% Sr. Nts., 8/15/97                                                2,000,000           2,011,384
     6.80% Sr. Nts., 3/15/99                                                  725,000             732,411
     ----------------------------------------------------------------------------------------------------
     U.S. Leasing International, 7% Nts., 11/1/97                           1,500,000           1,513,263
                                                                                             ------------
                                                                                               68,599,230


PANORAMA SERIES FUND, INC. - TOTAL RETURN PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                            PRINCIPAL        MARKET VALUE
                                                                               AMOUNT            (NOTE 1)
---------------------------------------------------------------------------------------------------------
INSURANCE - 0.7%
     ----------------------------------------------------------------------------------------------------
     Cigna Corp., 7.90% Nts., 12/14/98                                     $  320,000          $  329,248
     ----------------------------------------------------------------------------------------------------
     Equitable Life Assurance Society (U.S.A.), 6.95% Surplus
     Nts., 12/1/05                                                    (3)   2,000,000           1,962,524
     ----------------------------------------------------------------------------------------------------
     SunAmerica, Inc., 9% Sr. Nts., 1/15/99                                 1,700,000           1,778,968
     ----------------------------------------------------------------------------------------------------
     Travelers/Aetna Property Casualty Corp., 6.75% Nts.,
     4/15/01                                                                3,500,000           3,518,725
                                                                                                7,589,465
---------------------------------------------------------------------------------------------------------
INDUSTRIAL - 1.7%
---------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.3%
     ----------------------------------------------------------------------------------------------------
     Honeywell, Inc., 6.60% Nts., 4/15/01                                   3,000,000           3,005,106
---------------------------------------------------------------------------------------------------------
INDUSTRIAL MATERIALS - 0.3%
     ----------------------------------------------------------------------------------------------------
     American Standard, Inc., 10.875% Sr. Nts., 5/15/99                     2,750,000           2,942,500
---------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 0.2%
     ----------------------------------------------------------------------------------------------------
     USI American Holdings, Inc., 7.25% Gtd. Sr. Nts., 12/1/06        (4)   2,860,000
2,820,675
---------------------------------------------------------------------------------------------------------
MANUFACTURING - 0.2%
     ----------------------------------------------------------------------------------------------------
     Mark IV Industries, Inc., 8.75% Sub. Nts., 4/1/03                      2,200,000           2,279,750
---------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.7%
     ----------------------------------------------------------------------------------------------------
     Federal Express Corp., 6.25% Nts., 4/15/98                             3,485,000           3,487,523
     ----------------------------------------------------------------------------------------------------
     Union Pacific Corp.:
     7% Nts., 6/15/00                                                       2,030,000           2,060,340
     7.60% Nts., 5/1/05                                                     2,000,000           2,069,972
                                                                                             ------------
                                                                                                7,617,835
---------------------------------------------------------------------------------------------------------
TECHNOLOGY - 0.6%
---------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.1%
     ----------------------------------------------------------------------------------------------------
     British Aerospace plc, 8% Debs., 5/27/97                               1,500,000           1,512,187
---------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.2%
     ----------------------------------------------------------------------------------------------------
     Electric Data Systems Corp., 7.125% Nts., 5/15/05                (3)   2,000,000           2,030,160
---------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY - 0.3%
     ----------------------------------------------------------------------------------------------------
     Continental Cablevision, Inc., 10.625% Sr. Sub. Nts.,
     6/15/02                                                                  750,000             804,313
     ----------------------------------------------------------------------------------------------------
     MCI Communications Corp., 7.125% Sr. Nts., 1/20/00                     2,000,000
2,037,414
                                                                                             ------------
                                                                                                2,841,727
---------------------------------------------------------------------------------------------------------
UTILITIES - 0.8%
---------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.4%
     ----------------------------------------------------------------------------------------------------
     Consumers Power Co., 8.75% Mtg. Nts., 2/15/98                          2,000,000           2,046,714
     ----------------------------------------------------------------------------------------------------
     El Paso Electric Co., 7.25% First Mtg. Nts., Series A,
     2/1/99                                                                 2,000,000           2,012,500
                                                                                             ------------
                                                                                                4,059,214
---------------------------------------------------------------------------------------------------------
GAS UTILITIES - 0.2%
     ----------------------------------------------------------------------------------------------------
     Northern Illinois Gas Co., 6.45% First Mtg. Bonds, 8/1/01              2,000,000
1,999,136
---------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 0.2%
     ----------------------------------------------------------------------------------------------------
     GTE Corp., 8.85% Debs., 3/1/98                                         2,350,000           2,421,038
                                                                                             ------------

     Total Non-Convertible Corporate Bonds and Notes (Cost $239,083,616)
238,387,060



                                                    6


PANORAMA SERIES FUND, INC. - TOTAL RETURN PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                               MARKET VALUE
                                                                 SHARES          (NOTE 1)
--------------------------------------------------------------------------------------------
COMMON STOCKS - 46.0%
--------------------------------------------------------------------------------------------
BASIC MATERIALS - 1.5%
--------------------------------------------------------------------------------------------
CHEMICALS - 0.6%
     ---------------------------------------------------------------------------------------
     Potash Corp. of Saskatchewan, Inc.                          81,500        $  6,927,500
--------------------------------------------------------------------------------------------
PAPER - 0.9%
     ---------------------------------------------------------------------------------------
     Fort Howard Corp.                                  (5)     362,500          10,036,719
--------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 3.5%
--------------------------------------------------------------------------------------------
AUTOS & HOUSING - 0.3%
     ---------------------------------------------------------------------------------------
     Crescent Real Estate Equities, Inc.                         58,500           3,085,875
--------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 1.0%
     ---------------------------------------------------------------------------------------
     AMR Corp.                                          (5)      67,100           5,913,187
     ---------------------------------------------------------------------------------------
     Galoob Toys, Inc.                                  (5)      27,400             383,600
     ---------------------------------------------------------------------------------------
     Northwest Airlines Corp., Cl. A                    (5)     125,900           4,925,837
                                                                               ------------
                                                                                 11,222,624
--------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 1.5%
     ---------------------------------------------------------------------------------------
     Federated Department Stores, Inc.                  (5)     208,800           7,125,300
     ---------------------------------------------------------------------------------------
     Price/Costco, Inc.                                 (5)     402,600          10,115,325
                                                                               ------------
                                                                                 17,240,625
--------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 0.7%
     ---------------------------------------------------------------------------------------
     Toys 'R' Us, Inc.                                  (5)     279,600           8,388,000
--------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 6.4%
--------------------------------------------------------------------------------------------
BEVERAGES - 0.9%
     ---------------------------------------------------------------------------------------
     Anheuser-Busch Cos., Inc.                                  249,800           9,992,000
--------------------------------------------------------------------------------------------
FOOD - 2.4%
     ---------------------------------------------------------------------------------------
     American Stores Co.                                        222,600           9,098,775
     ---------------------------------------------------------------------------------------
     Archer-Daniels-Midland Co.                                 399,290           8,784,380
     ---------------------------------------------------------------------------------------
     Kroger Co.                                         (5)     192,900           8,969,850
                                                                               ------------
                                                                                 26,853,005
--------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 0.6%
     ---------------------------------------------------------------------------------------
     Bristol-Myers Squibb Co.                                    59,800           6,503,250
--------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 1.5%
     ---------------------------------------------------------------------------------------
     Columbia/HCA Healthcare Corp.                              187,150           7,626,362
     ---------------------------------------------------------------------------------------
     OrNda Healthcorp                                   (5)     229,200           6,704,100
     ---------------------------------------------------------------------------------------
     WellPoint Health Networks, Inc.                    (5)      81,900           2,815,312
                                                                               ------------
                                                                                 17,145,774
--------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 1.0%
     ---------------------------------------------------------------------------------------
     Premark International, Inc.                                352,300           7,838,675
     ---------------------------------------------------------------------------------------
     Tupperware Corp.                                            65,800           3,528,525
                                                                               ------------
                                                                                 11,367,200
--------------------------------------------------------------------------------------------
ENERGY - 3.2%
     Amoco Corp.                                                115,400           9,289,700
     ---------------------------------------------------------------------------------------
     Chevron Corp.                                              172,500          11,212,500
     ---------------------------------------------------------------------------------------
     Exxon Corp.                                                 65,800           6,448,400
     ---------------------------------------------------------------------------------------
     Mobil Corp.                                                 70,200           8,581,950
                                                                               ------------
                                                                                 35,532,550
--------------------------------------------------------------------------------------------
FINANCIAL - 9.0%
--------------------------------------------------------------------------------------------
BANKS - 4.6%
     ---------------------------------------------------------------------------------------
     Bank of Boston Corp.                                       178,600          11,475,050
     ---------------------------------------------------------------------------------------
     BankAmerica Corp.                                          166,800          16,638,300

PANORAMA SERIES FUND, INC. - TOTAL RETURN PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                MARKET VALUE
                                                                 SHARES           (NOTE 1)
--------------------------------------------------------------------------------------------
BANKS (CONTINUED)
--------------------------------------------------------------------------------------------
     Chase Manhattan Corp. (New)                                 76,900        $  6,863,325
     ---------------------------------------------------------------------------------------
     NationsBank Corp.                                           93,100           9,100,525
     ---------------------------------------------------------------------------------------
     PNC Bank Corp.                                             200,100           7,528,762
                                                                               -------------
                                                                                 51,605,962
--------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 1.1%
     ---------------------------------------------------------------------------------------
     Salomon, Inc.                                               85,300           4,019,762
     ---------------------------------------------------------------------------------------
     Travelers Group, Inc.                                      173,400           7,868,025
                                                                               -------------
                                                                                 11,887,787
--------------------------------------------------------------------------------------------
INSURANCE - 3.3%
     ---------------------------------------------------------------------------------------
     AFLAC, Inc.                                                209,300           8,947,575
     ---------------------------------------------------------------------------------------
     Conseco, Inc.                                              106,600           6,795,750
     ---------------------------------------------------------------------------------------
     General Re Corp.                                            54,900           8,660,475
     ---------------------------------------------------------------------------------------
     Travelers/Aetna Property Casualty Corp., Cl. A             342,900          12,130,087
                                                                               -------------
                                                                                 36,533,887
--------------------------------------------------------------------------------------------
INDUSTRIAL - 8.3%
--------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 0.3%
     ---------------------------------------------------------------------------------------
     DT Industries, Inc.                                         98,400           3,444,000
--------------------------------------------------------------------------------------------
MANUFACTURING - 7.3%
     ---------------------------------------------------------------------------------------
     AGCO Corp.                                                 260,700           7,462,537
     ---------------------------------------------------------------------------------------
     Case Corp.                                                 183,100           9,978,950
     ---------------------------------------------------------------------------------------
     Deere & Co.                                                211,400           8,588,125
     ---------------------------------------------------------------------------------------
     General Signal Corp.                                       167,400           7,156,350
     ---------------------------------------------------------------------------------------
     Ingersoll-Rand Co.                                         177,700           7,907,650
     ---------------------------------------------------------------------------------------
     Mark IV Industries, Inc.                                   137,534           3,111,707
     ---------------------------------------------------------------------------------------
     PACCAR, Inc.                                               113,100           7,690,800
     ---------------------------------------------------------------------------------------
     Textron, Inc.                                              152,400          14,363,700
     ---------------------------------------------------------------------------------------
     Tyco International Ltd.                                    117,200           6,196,950
     ---------------------------------------------------------------------------------------
     U.S. Industries, Inc.                              (5)     291,200          10,010,000
                                                                               -------------
                                                                                 82,466,769
--------------------------------------------------------------------------------------------
TRANSPORTATION - 0.7%
     ---------------------------------------------------------------------------------------
     Union Pacific Corp.                                        123,900           7,449,487
--------------------------------------------------------------------------------------------
TECHNOLOGY - 7.8%
--------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 4.9%
     ---------------------------------------------------------------------------------------
     General Dynamics Corp.                                     123,200           8,685,600
     ---------------------------------------------------------------------------------------
     Goodrich (B.F.) Co.                                        102,000           4,131,000
     ---------------------------------------------------------------------------------------
     Lockheed Martin Corp.                                      113,151          10,353,317
     ---------------------------------------------------------------------------------------
     McDonnell Douglas Corp.                                    213,400          13,657,600
     ---------------------------------------------------------------------------------------
     Rockwell International Corp.                               139,300           8,479,888
     ---------------------------------------------------------------------------------------
     Rockwell International Corp.                                22,800           1,387,950
     ---------------------------------------------------------------------------------------
     TRW, Inc.                                                  162,200           8,028,900
                                                                               -------------
                                                                                 54,724,255
--------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 2.0%
     ---------------------------------------------------------------------------------------
     Dell Computer Corp.                                (5)     128,400           6,821,250
     ---------------------------------------------------------------------------------------
     Gateway 2000, Inc.                                 (5)      72,500           3,883,281
     ---------------------------------------------------------------------------------------
     Storage Technology Corp. (New)                     (5)     246,100          11,720,513
                                                                               -------------
                                                                                 22,425,044

PANORAMA SERIES FUND, INC. - TOTAL RETURN PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                               MARKET VALUE
                                                                  SHARES          (NOTE 1)
--------------------------------------------------------------------------------------------
ELECTRONICS - 0.9%
     ---------------------------------------------------------------------------------------
     Intel Corp.                                                  61,400        $  8,039,563
     ---------------------------------------------------------------------------------------
     Waters Corp.                                        (5)      57,500           1,746,563
                                                                               -------------
                                                                                   9,786,126
--------------------------------------------------------------------------------------------
UTILITIES - 6.3%
--------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 2.3%
     ---------------------------------------------------------------------------------------
     American Electric Power Co., Inc.                            94,700           3,894,538
     ---------------------------------------------------------------------------------------
     CalEnergy, Inc.                                     (5)     161,100           5,416,988
     ---------------------------------------------------------------------------------------
     Entergy Corp.                                               215,800           5,988,450
     ---------------------------------------------------------------------------------------
     FPL Group, Inc.                                             135,100           6,214,600
     ---------------------------------------------------------------------------------------
     Texas Utilities Co.                                         120,500           4,910,375
                                                                               -------------
                                                                                  26,424,951
--------------------------------------------------------------------------------------------
GAS UTILITIES - 3.4%
     ---------------------------------------------------------------------------------------
     Columbia Gas System, Inc.                                   284,300          18,088,588
     ---------------------------------------------------------------------------------------
     PanEnergy Corp.                                             338,200          15,219,000
     ---------------------------------------------------------------------------------------
     Questar Corp.                                               128,800           4,733,400
                                                                               -------------
                                                                                  38,040,988
--------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 0.6%
     ---------------------------------------------------------------------------------------
     GTE Corp.                                                   158,700           7,220,850

     Total Common Stocks (Cost $441,743,218)                                     516,305,228

     ---------------------------------------------------------------------------------------
     TOTAL INVESTMENTS, AT VALUE (COST $1,044,437,823)             100.0%
1,122,312,563
     ---------------------------------------------------------------------------------------
     LIABILITIES IN EXCESS OF OTHER ASSETS                          (0.0)          (236,895)
                                                                 -------       -------------
     NET ASSETS                                                    100.0%   $  1,122,075,668
                                                                 -------       -------------
                                                                 -------       -------------

     1. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed-income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
     2. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
     3. Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $7,939,948 or 0.71% of the Fund's net assets, at December 31, 1996.
     4. Identifies issues considered to be illiquid. These securities amount to $2,820,675 or 0.25% of the Fund's net assets, at December 31, 1996.
     5. Non-income producing security.

See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC. - GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS
DECEMBER 31, 1996

                                                           PRINCIPAL         MARKET VALUE
                                                            AMOUNT             (NOTE 1)
-----------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 10.8%
-----------------------------------------------------------------------------------------
    Federal Home Loan Mortgage Corp.:
    5.38%, 1/10/97                                      $  10,000,000        $  9,986,550
    5.29%, 1/14/97                                         20,000,000          19,961,795
    5.33%, 1/7/97                                          10,000,000           9,991,117
    5.37%, 1/8/97                                          10,000,000           9,989,558
    5.70%, 1/2/97                                           3,000,000           2,999,458
    -------------------------------------------------------------------------------------
    Federal National Mortgage Assn., 5.40%, 1/13/97        10,000,000           9,982,000
                                                                              -----------
    Total U.S. Government Agencies (Cost $62,910,478)                          62,910,478

                                                        SHARES
-----------------------------------------------------------------------------------------
COMMON STOCKS - 90.3%
-----------------------------------------------------------------------------------------
BASIC MATERIALS - 2.9%
-----------------------------------------------------------------------------------------
CHEMICALS - 1.2%
    -------------------------------------------------------------------------------------
    Potash Corp. of Saskatchewan, Inc.                         81,500           6,927,500
-----------------------------------------------------------------------------------------
PAPER - 1.7%
    -------------------------------------------------------------------------------------
    Fort Howard Corp.                            (1)          357,500           9,898,281
-----------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 7.2%
-----------------------------------------------------------------------------------------
AUTOS & HOUSING - 0.6%
    -------------------------------------------------------------------------------------
    Crescent Real Estate Equities, Inc.                        65,300           3,444,575
-----------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 2.2%
    -------------------------------------------------------------------------------------
    AMR Corp.                                    (1)           77,300           6,812,062
    -------------------------------------------------------------------------------------
    Galoob Toys, Inc.                            (1)           39,700             555,800
    -------------------------------------------------------------------------------------
    Northwest Airlines Corp., Cl. A              (1)          136,700           5,348,387
                                                                              -----------
                                                                               12,716,249
-----------------------------------------------------------------------------------------
RETAIL:  GENERAL - 2.9%
    -------------------------------------------------------------------------------------
    Federated Department Stores, Inc.            (1)          251,100           8,568,787
    -------------------------------------------------------------------------------------
    Price/Costco, Inc.                           (1)          334,400           8,401,800
                                                                               16,970,587
-----------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 1.5%
    -------------------------------------------------------------------------------------
    Toys 'R' Us, Inc.                            (1)          294,500           8,835,000
-----------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 12.3%
-----------------------------------------------------------------------------------------
BEVERAGES - 1.4%
    -------------------------------------------------------------------------------------
    Anheuser-Busch Cos., Inc.                                 208,000           8,320,000
-----------------------------------------------------------------------------------------
FOOD - 4.7%
    -------------------------------------------------------------------------------------
    American Stores Co.                                       243,800           9,965,325
    -------------------------------------------------------------------------------------
    Archer-Daniels-Midland Co.                                394,170           8,671,740
    -------------------------------------------------------------------------------------
    Kroger Co.                                   (1)          196,800           9,151,200
                                                                              -----------
                                                                               27,788,265
-----------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 1.0%
    -------------------------------------------------------------------------------------
    Bristol-Myers Squibb Co.                                   54,900           5,970,375
-----------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 3.1%
    -------------------------------------------------------------------------------------
    Columbia/HCA Healthcare Corp.                             154,950           6,314,212
    -------------------------------------------------------------------------------------
    OrNda Healthcorp                             (1)          287,800           8,418,150
    -------------------------------------------------------------------------------------
    WellPoint Health Networks, Inc.              (1)          104,900           3,605,937
                                                                              -----------
                                                                               18,338,299

PANORAMA SERIES FUND, INC. - GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                             MARKET VALUE
                                                        SHARES                 (NOTE 1)
-----------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 2.1%
    -------------------------------------------------------------------------------------
    Premark International, Inc.                               397,600        $  8,846,600
    -------------------------------------------------------------------------------------
    Tupperware Corp.                                           64,100           3,437,362
                                                                              -----------
                                                                               12,283,962
-----------------------------------------------------------------------------------------
ENERGY - 6.5%
-----------------------------------------------------------------------------------------
    Amoco Corp.                                               108,100           8,702,050
    -------------------------------------------------------------------------------------
    Chevron Corp.                                             187,300          12,174,500
    -------------------------------------------------------------------------------------
    Exxon Corp.                                                88,700           8,692,600
    -------------------------------------------------------------------------------------
    Mobil Corp.                                                72,200           8,826,450
                                                                              -----------
                                                                               38,395,600
-----------------------------------------------------------------------------------------
FINANCIAL - 16.9%
-----------------------------------------------------------------------------------------
BANKS - 8.5%
    -------------------------------------------------------------------------------------
    Bank of Boston Corp.                                      168,100          10,800,425
    -------------------------------------------------------------------------------------
    BankAmerica Corp.                                         147,300          14,693,175
    -------------------------------------------------------------------------------------
    Chase Manhattan Corp. (New)                                88,300           7,880,775
    -------------------------------------------------------------------------------------
    NationsBank Corp.                                          89,300           8,729,075
    -------------------------------------------------------------------------------------
    PNC Bank Corp.                                            208,200           7,833,525
                                                                              -----------
                                                                               49,936,975
-----------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 2.4%
    -------------------------------------------------------------------------------------
    Salomon, Inc.                                             125,400           5,909,475
    -------------------------------------------------------------------------------------
    Travelers Group, Inc.                                     185,400           8,412,525
                                                                              -----------
                                                                               14,322,000
-----------------------------------------------------------------------------------------
INSURANCE - 6.0%
    -------------------------------------------------------------------------------------
    AFLAC, Inc.                                               196,800           8,413,200
    -------------------------------------------------------------------------------------
    Conseco, Inc.                                             106,200           6,770,250
    -------------------------------------------------------------------------------------
    General Re Corp.                                           55,200           8,707,800
    -------------------------------------------------------------------------------------
    Travelers/Aetna Property Casualty Corp., Cl. A            323,800          11,454,425
                                                                              -----------
                                                                               35,345,675
-----------------------------------------------------------------------------------------
INDUSTRIAL - 16.8%
-----------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 0.9%
    -------------------------------------------------------------------------------------
    DT Industries, Inc.                                       146,800           5,138,000
-----------------------------------------------------------------------------------------
MANUFACTURING - 14.6%
    -------------------------------------------------------------------------------------
    AGCO Corp.                                                263,800           7,551,275
    -------------------------------------------------------------------------------------
    Case Corp.                                                181,600           9,897,200
    -------------------------------------------------------------------------------------
    Deere & Co.                                               231,700           9,412,812
    -------------------------------------------------------------------------------------
    General Signal Corp.                                      178,600           7,635,150
    -------------------------------------------------------------------------------------
    Ingersoll-Rand Co.                                        189,800           8,446,100
    -------------------------------------------------------------------------------------
    Mark IV Industries, Inc.                                  118,518           2,681,470
    -------------------------------------------------------------------------------------
    PACCAR, Inc.                                              115,900           7,881,200
    -------------------------------------------------------------------------------------
    Textron, Inc.                                             129,600          12,214,800
    -------------------------------------------------------------------------------------
    Tyco International Ltd.                                   157,100           8,306,663
    -------------------------------------------------------------------------------------
    U.S. Industries, Inc.                        (1)          336,200          11,556,875
                                                                              -----------
                                                                               85,583,545
-----------------------------------------------------------------------------------------
TRANSPORTATION - 1.3%
    -------------------------------------------------------------------------------------
    Union Pacific Corp.                                       127,500           7,665,938
-----------------------------------------------------------------------------------------
TECHNOLOGY - 15.5%
-----------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 9.3%
    -------------------------------------------------------------------------------------
    General Dynamics Corp.                                    114,700           8,086,350
    -------------------------------------------------------------------------------------
    Goodrich (B.F.) Co.                                       128,000           5,184,000

PANORAMA SERIES FUND, INC. - GROWTH PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                            MARKET VALUE
                                                        SHARES                (NOTE 1)
-----------------------------------------------------------------------------------------
AEROSPACE/DEFENSE (CONTINUED)
    -------------------------------------------------------------------------------------
    Lockheed Martin Corp.                                     110,452       $  10,106,358
    -------------------------------------------------------------------------------------
    McDonnell Douglas Corp.                                   206,400          13,209,600
    -------------------------------------------------------------------------------------
    Rockwell International Corp.                              146,600           8,924,275
    -------------------------------------------------------------------------------------
    TRW, Inc.                                                 179,000           8,860,500
                                                                              -----------
                                                                               54,371,083
-----------------------------------------------------------------------------------------
COMPUTER HARDWARE - 4.3%
    -------------------------------------------------------------------------------------
    Dell Computer Corp.                          (1)          134,200           7,129,375
    -------------------------------------------------------------------------------------
    Gateway 2000, Inc.                           (1)           81,900           4,386,769
    -------------------------------------------------------------------------------------
    Storage Technology Corp. (New)               (1)          286,100          13,625,513
                                                                              -----------
                                                                               25,141,657
-----------------------------------------------------------------------------------------
ELECTRONICS - 1.9%
    -------------------------------------------------------------------------------------
    Intel Corp.                                                65,800           8,615,688
    -------------------------------------------------------------------------------------
    Waters Corp.                                 (1)           73,500           2,232,563
                                                                              -----------
                                                                               10,848,251
-----------------------------------------------------------------------------------------
UTILITIES - 12.2%
-----------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 4.9%
    -------------------------------------------------------------------------------------
    American Electric Power Co., Inc.                         113,800           4,680,025
    -------------------------------------------------------------------------------------
    CalEnergy, Inc.                              (1)          189,600           6,375,300
    -------------------------------------------------------------------------------------
    Entergy Corp.                                             221,300           6,141,075
    -------------------------------------------------------------------------------------
    FPL Group, Inc.                                           116,700           5,368,200
    -------------------------------------------------------------------------------------
    Texas Utilities Co.                                       149,400           6,088,050
                                                                              -----------
                                                                               28,652,650
-----------------------------------------------------------------------------------------
GAS UTILITIES - 6.1%
    -------------------------------------------------------------------------------------
    Columbia Gas System, Inc.                                 268,300          17,070,588
    -------------------------------------------------------------------------------------
    PanEnergy Corp.                                           303,100          13,639,500
    -------------------------------------------------------------------------------------
    Questar Corp.                                             137,700           5,060,475
                                                                              -----------
                                                                               35,770,563
-----------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 1.2%
    -------------------------------------------------------------------------------------
    GTE Corp.                                                 150,800           6,861,400
                                                                              -----------

    Total Common Stocks (Cost $415,283,467)                                   529,526,430

    -------------------------------------------------------------------------------------
    TOTAL INVESTMENTS, AT VALUE (COST $478,193,945)            101.1%
592,436,908
    -------------------------------------------------------------------------------------
    LIABILITIES IN EXCESS OF OTHER ASSETS                        (1.1)         (6,214,630)
                                                          -----------         -----------
    NET ASSETS                                                 100.0%      $  586,222,278
                                                          -----------         -----------
                                                          -----------         -----------


1. Non-income producing security.


See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC. - GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF INVESTMENTS
DECEMBER 31, 1996


                                                                     PRINCIPAL           MARLET VALUE
                                                                     AMOUNT              (NOTE 1)
-----------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS - 29.4%
-----------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED - 17.2%
    -------------------------------------------------------------------------------------------------
    Federal Home Loan Mortgage Corp.:
    Collateralized Mtg. Obligations, Gtd. Multiclass Mtg.
    Participation Certificates, 10.50%, 10/1/20                      $  225,812          $  250,015
    Mtg.-Backed Certificates, 6.11%, 7/31/98                          1,000,000           1,003,120
    Mtg.-Backed Certificates, 7.125%, 7/21/99                         1,000,000           1,024,395
    -------------------------------------------------------------------------------------------------
    Federal National Mortgage Assn.:
    6.50%, 12/1/23                                                      818,040             784,787
    6.50%, 2/1/09                                                       212,612             210,193
    7.50%, 9/1/22                                                       708,355             712,209
                                                                                      ---------------
                                                                                          3,984,719
-----------------------------------------------------------------------------------------------------
GNMA/GUARANTEED - 12.2%
    -------------------------------------------------------------------------------------------------
    Government National Mortgage Assn., 7%,
    10/15/23-3/15/26                                                  2,895,662           2,843,038
                                                                                      ---------------
    Total Mortgage-Backed Obligations (Cost $6,932,430)                                   6,827,757
-----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 5.2%
-----------------------------------------------------------------------------------------------------
    Federal Home Loan Bank, 5.84%, 9/8/97                             1,000,000           1,001,250
    -------------------------------------------------------------------------------------------------
    Federal Home Loan Mortgage Corp., 5.70%, 1/2/97                     200,000             199,964
                                                                                      ---------------

    Total U.S. Government Agencies (Cost $1,199,842)                                      1,201,214
-----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 56.7%
-----------------------------------------------------------------------------------------------------
AGENCY - 8.6%
-----------------------------------------------------------------------------------------------------
    Federal Farm Credit Bank, Medium-Term Nts., 6.37%,
    9/1/00                                                            1,000,000           1,003,120
    -------------------------------------------------------------------------------------------------
    Federal Home Loan Bank, 5.725%, 6/15/98                           1,000,000             998,199
                                                                                      ---------------
                                                                                          2,001,319
-----------------------------------------------------------------------------------------------------
TREASURY - 48.1%
-----------------------------------------------------------------------------------------------------
    U.S. Treasury Bonds:
    7.50%, 11/15/16                                                   2,175,000           2,354,440
    8.125%, 8/15/19                                                     500,000             577,969
    9.25%, 2/15/16                                                    1,200,000           1,522,876
    -------------------------------------------------------------------------------------------------
    U.S. Treasury Nts.:
    5.50%, 7/31/97                                                    1,350,000           1,348,735
    5.75%, 8/15/03                                                      500,000             485,156
    6.75%, 2/28/97                                                      875,000             876,641
    7.25%, 8/15/04                                                    2,700,000           2,843,440
    7.50%, 11/15/01                                                     405,000             426,516
    7.50%, 2/15/05                                                      500,000             535,000
    8.50%, 2/15/00                                                      200,000             213,625
                                                                                      ---------------
                                                                                         11,184,398
                                                                                      ---------------
    Total U.S. Government Obligations (Cost $13,038,629)                                 13,185,717

PANORAMA SERIES FUND, INC. - GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                     PRINCIPAL           MARKET VALUE
                                                                     AMOUNT              (NOTE 1)
-----------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES - 6.7%
-----------------------------------------------------------------------------------------------------
    Private Export Funding Corp.:
    6.90% Nts., 1/31/03                                              $  500,000          $  511,272
    7.30% Debs., 1/31/02                                              1,000,000           1,039,707
                                                                                      ---------------

    Total Corporate Bonds and Notes (Cost $1,627,081)                                     1,550,979

    -------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS, AT VALUE (COST $22,797,982)                        98.0%
22,765,667
    -------------------------------------------------------------------------------------------------
    OTHER ASSETS NET OF LIABILITIES                                         2.0             469,911
                                                                      ---------       ---------------
    NET ASSETS                                                           100.0%       $  23,235,578
                                                                      ---------       ---------------
                                                                      ---------       ---------------


See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF INVESTMENTS
DECEMBER 31, 1996

                                                                                     MARKET VALUE
                                                                      SHARES         (NOTE 1)
-------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.0%
-------------------------------------------------------------------------------------------------
BASIC MATERIALS - 3.8%
-------------------------------------------------------------------------------------------------
CHEMICALS - 1.8%
     --------------------------------------------------------------------------------------------
     Daicel Chemical Industries Ltd.                                     101,000      $  472,499
     --------------------------------------------------------------------------------------------
     Hoechst AG                                                           14,000         647,715
                                                                                      -----------
                                                                                       1,120,214
-------------------------------------------------------------------------------------------------
GOLD - 0.4%
     --------------------------------------------------------------------------------------------
     Normandy Mining Ltd.                                                171,130         236,502
-------------------------------------------------------------------------------------------------
METALS - 1.6%
     --------------------------------------------------------------------------------------------
     RTZ Corp. plc                                                        34,260         550,488
     --------------------------------------------------------------------------------------------
     Western Mining Corp. Holdings Ltd.                                   73,900         465,455
                                                                                      -----------
                                                                                       1,015,943
-------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 24.6%
-------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 6.3%
     --------------------------------------------------------------------------------------------
     Autoliv AB                                                           20,000         875,802
     --------------------------------------------------------------------------------------------
     Bridgestone Corp.                                                    22,000         416,990
     --------------------------------------------------------------------------------------------
     Cheung Kong (Holdings) Ltd.                                          80,000         711,054
     --------------------------------------------------------------------------------------------
     Groupe SEB SA                                                         4,000         782,498
     --------------------------------------------------------------------------------------------
     Honda Motor Co.                                                      25,000         712,932
     --------------------------------------------------------------------------------------------
     Rinnai Corp.                                                         22,000         441,630
                                                                                      -----------
                                                                                       3,940,906
-------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 3.5%
     --------------------------------------------------------------------------------------------
     CDL Hotels International Ltd.                                     1,540,000         880,996
     --------------------------------------------------------------------------------------------
     EMI Group plc                                                        29,000         685,419
     --------------------------------------------------------------------------------------------
     Granada Group plc                                                    43,000         635,677
                                                                                      -----------
                                                                                       2,202,092
-------------------------------------------------------------------------------------------------
MEDIA - 5.2%
     --------------------------------------------------------------------------------------------
     Benpres Holdings Corp., Sponsored GDR                  (1)           40,000         300,000
     --------------------------------------------------------------------------------------------
     Reed International plc                                               44,000         827,585
     --------------------------------------------------------------------------------------------
     Reuters Holdings plc                                                 60,000         772,392
     --------------------------------------------------------------------------------------------
     Television Broadcasts Ltd.                                          175,000         699,095
     --------------------------------------------------------------------------------------------
     Wolters Kluwer NV                                      (1)            5,000         663,396
                                                                                      -----------
                                                                                       3,262,468
-------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 2.4%
     --------------------------------------------------------------------------------------------
     Marks & Spencer plc                                                 100,000         842,796
     --------------------------------------------------------------------------------------------
     Zeneca Group plc                                                     23,000         648,114
                                                                                      -----------
                                                                                       1,490,910
-------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 7.2%
     --------------------------------------------------------------------------------------------
     adidas AG                                                             8,000         690,412
     --------------------------------------------------------------------------------------------
     Cifra SA de CV, Unsponsored ADR, B Shares              (1)          350,000         427,700
     --------------------------------------------------------------------------------------------
     Dickson Concepts International Ltd.                                 187,000         701,099
     --------------------------------------------------------------------------------------------
     Jusco Co.                                                            16,000         541,742
     --------------------------------------------------------------------------------------------
     Koninklijke Ahold NV                                                 11,000         686,810
     --------------------------------------------------------------------------------------------
     Next plc                                                             93,000         906,468
     --------------------------------------------------------------------------------------------
     Shimamura Co. Ltd.                                                   16,000         548,634
                                                                                      -----------
                                                                                       4,502,865

PANORAMA SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                    MARKET VALUE
                                                                          SHARES    (NOTE 1)
------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 12.7%
------------------------------------------------------------------------------------------------
BEVERAGES - 1.3%
     -------------------------------------------------------------------------------------------
     Embotelladora Andina SA, Sponsored ADR                               12,400      $  378,200
     -------------------------------------------------------------------------------------------
     Quilmes Industrial Quinsa SA, Sponsored ADR                          50,000         456,250
                                                                                      ----------
                                                                                         834,450
------------------------------------------------------------------------------------------------
FOOD - 3.6%
     -------------------------------------------------------------------------------------------
     Carrefour Supermarche SA                                              1,200         779,266
     -------------------------------------------------------------------------------------------
     Danisco AS                                                           10,000         606,892
     -------------------------------------------------------------------------------------------
     William Morrison Supermarkets plc                                   306,000         862,273
                                                                                      ----------
                                                                                       2,248,431
------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 4.1%
     -------------------------------------------------------------------------------------------
     Astra AB Free, Series A                                              15,000         740,331
     -------------------------------------------------------------------------------------------
     Novartis AG                                            (1)              550         627,941
     -------------------------------------------------------------------------------------------
     Schering AG                                                           6,700         564,743
     -------------------------------------------------------------------------------------------
     Takeda Chemical Industries Ltd.                                      31,000         649,005
                                                                                      ----------
                                                                                       2,582,020
------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 2.0%
     -------------------------------------------------------------------------------------------
     Luxottica Group SpA, Sponsored ADR                                   12,000         624,000
     -------------------------------------------------------------------------------------------
     SmithKline Beecham plc                                               45,185         626,569
                                                                                      ----------
                                                                                       1,250,569
------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 1.3%
     -------------------------------------------------------------------------------------------
     L'OREAL                                                               2,100         789,307
------------------------------------------------------------------------------------------------
TOBACCO - 0.4%
     -------------------------------------------------------------------------------------------
     PT Gudang Garam                                        (1)           64,000         276,317
------------------------------------------------------------------------------------------------
ENERGY - 1.5%
------------------------------------------------------------------------------------------------
     Total SA, B Shares                                                   11,157         905,653
------------------------------------------------------------------------------------------------
FINANCIAL - 14.2%
------------------------------------------------------------------------------------------------
BANKS - 4.3%
     -------------------------------------------------------------------------------------------
     Banco Popular Espanol SA                                              3,500         687,332
     -------------------------------------------------------------------------------------------
     HSBC Holdings plc                                                    30,000         641,888
     -------------------------------------------------------------------------------------------
     Malayan Banking Berhad                                               62,000         687,387
     -------------------------------------------------------------------------------------------
     Overseas Union Bank Ltd.                                             90,000         694,872
                                                                                      ----------
                                                                                       2,711,479
------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 8.8%
     -------------------------------------------------------------------------------------------
     First Pacific Co. Ltd.                                              422,000         548,300
     -------------------------------------------------------------------------------------------
     Haw Par Brothers International Ltd.                                 230,000         522,870
     -------------------------------------------------------------------------------------------
     ING Groep NV                                                         16,032         576,498
     -------------------------------------------------------------------------------------------
     Lend Lease Corp. Ltd.                                                45,000         872,092
     -------------------------------------------------------------------------------------------
     Nichiei Co. Ltd.                                                      9,000         659,860
     -------------------------------------------------------------------------------------------
     Perlis Plantations Berhad                                           175,000         543,950
     -------------------------------------------------------------------------------------------
     Southcorp Holdings Ltd.                                             200,000         635,404
     -------------------------------------------------------------------------------------------
     Swire Pacific Ltd., Cl. B                                           430,000         650,420
     -------------------------------------------------------------------------------------------
     United Industrial Corp. Ltd.                                        600,000         506,141
                                                                                      ----------
                                                                                       5,515,535
------------------------------------------------------------------------------------------------
INSURANCE - 1.1%
     -------------------------------------------------------------------------------------------
     Sumitomo Marine & Fire Insurance Co.                                110,000         682,347

PANORAMA SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                    MARKET VALUE
                                                                          SHARES    (NOTE 1)
------------------------------------------------------------------------------------------------
INDUSTRIAL - 17.1%
------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.3%
     -------------------------------------------------------------------------------------------
     ABB AG                                                                  395      $  489,808
     -------------------------------------------------------------------------------------------
     Johnson Electric Holdings Ltd.                                      300,000         829,994
     -------------------------------------------------------------------------------------------
     Mabuchi Motor Co.                                                     2,800         140,639
                                                                                      ----------
                                                                                       1,460,441
------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 4.4%
     -------------------------------------------------------------------------------------------
     Hays plc                                                             78,000         750,911
     -------------------------------------------------------------------------------------------
     Kurita Water Industries Ltd.                                         29,000         584,647
     -------------------------------------------------------------------------------------------
     NGK Spark Plug Co.                                                   61,000         667,442
     -------------------------------------------------------------------------------------------
     SGS Societe Generale de Surveillance Holding SA, Series B               300         735,075
                                                                                      ----------
                                                                                       2,738,075
------------------------------------------------------------------------------------------------
MANUFACTURING - 9.2%
     -------------------------------------------------------------------------------------------
     Bic Corp.                                                             6,000         897,910
     -------------------------------------------------------------------------------------------
     Canon Sales Co., Inc.                                                24,200         537,917
     -------------------------------------------------------------------------------------------
     Hutchison Whampoa Ltd.                                               88,000         691,145
     -------------------------------------------------------------------------------------------
     Komatsu Ltd.                                                        101,000         826,656
     -------------------------------------------------------------------------------------------
     Mannesmann AG                                                         1,200         515,629
     -------------------------------------------------------------------------------------------
     NSK Ltd.                                                             61,000         368,933
     -------------------------------------------------------------------------------------------
     Shinmaywa Industries Ltd.                                            30,000         220,470
     -------------------------------------------------------------------------------------------
     Sidel SA                                                             10,000         686,705
     -------------------------------------------------------------------------------------------
     SMC Corp.                                                             8,400         563,763
     -------------------------------------------------------------------------------------------
     Sophus Berendsen AS, Series B                                         3,700         475,444
                                                                                      ----------
                                                                                       5,784,572
------------------------------------------------------------------------------------------------
TRANSPORTATION - 1.2%
     -------------------------------------------------------------------------------------------
     Brambles Industries Ltd.                                             40,000         779,958
------------------------------------------------------------------------------------------------
TECHNOLOGY - 18.5%
------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 1.2%
     -------------------------------------------------------------------------------------------
     Canon, Inc.                                                          33,000         727,837
------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.4%
     -------------------------------------------------------------------------------------------
     SAP AG, Preference                                                    2,000         274,867
------------------------------------------------------------------------------------------------
ELECTRONICS - 10.6%
     -------------------------------------------------------------------------------------------
     Bowthorpe plc                                                       111,000         861,348
     -------------------------------------------------------------------------------------------
     Electrocomponents plc                                               114,000         900,250
     -------------------------------------------------------------------------------------------
     Getronics NV                                                         16,240         440,331
     -------------------------------------------------------------------------------------------
     Keyence Corp.                                                         4,300         529,766
     -------------------------------------------------------------------------------------------
     Kyocera Corp.                                                         9,000         559,835
     -------------------------------------------------------------------------------------------
     Matsushita Electric Industrial Co.                                   29,000         472,215
     -------------------------------------------------------------------------------------------
     Matsushita Electric Works Ltd.                                       40,000         343,586
     -------------------------------------------------------------------------------------------
     Nitto Denko Corp.                                                    52,000         761,609
     -------------------------------------------------------------------------------------------
     Samsung Electronics Co., Sponsored GDR                 (2)           18,000         332,100
     -------------------------------------------------------------------------------------------
     Sony Corp.                                                           13,000         850,090
     -------------------------------------------------------------------------------------------
     TDK Corp.                                                             9,000         585,423
                                                                                      ----------
                                                                                       6,636,553
------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY - 6.3%
     -------------------------------------------------------------------------------------------
     British Sky Broadcasting Group plc                                   65,000         581,221
     -------------------------------------------------------------------------------------------
     L.M. Ericsson Telephone Co., Cl. B, ADR                              21,560         650,843
     -------------------------------------------------------------------------------------------
     Royal PTT Nederland NV                                               18,000         685,769
     -------------------------------------------------------------------------------------------
     Telecom Corp. of New Zealand Ltd.                                   110,000         561,131

PANORAMA SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                    MARKET VALUE
                                                                          SHARES        (NOTE 1)
------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY (CONTINUED)
------------------------------------------------------------------------------------------------
     Telecom Italia Mobile SpA                                            67,000       $  95,620
------------------------------------------------------------------------------------------------
     Telecom Italia Mobile SpA                                           200,000         505,603
------------------------------------------------------------------------------------------------
     Vodafone Group plc                                                  197,000         831,842
                                                                                       ---------
                                                                                       3,912,029
------------------------------------------------------------------------------------------------
UTILITIES - 4.6%
------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.1%
     -------------------------------------------------------------------------------------------
     Veba AG                                                              11,650         669,015
------------------------------------------------------------------------------------------------
GAS UTILITIES - 1.9%
     -------------------------------------------------------------------------------------------
     Hong Kong & China Gas Co. Ltd.                                      309,600         598,387
     -------------------------------------------------------------------------------------------
     RWE AG, Preference                                                   17,000         568,097
                                                                                      ----------
                                                                                       1,166,484
------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 1.6%
     -------------------------------------------------------------------------------------------
     DDI Corp.                                                                75         494,960
     -------------------------------------------------------------------------------------------
     Telefonica de Espana, ADS                                            21,800         506,176
                                                                                      ----------
                                                                                       1,001,136
                                                                                      ----------

     Total Common Stocks (Cost $52,385,155)                                           60,718,975

------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.0%
------------------------------------------------------------------------------------------------
     Renong Berhad, 4% Irredeemable Cv. Unsec. Loan
     Stocks (Cost $13,291)                                  (1)           33,200          13,934

                                                                         UNITS
------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES - 0.1%
------------------------------------------------------------------------------------------------
     Haw Par Brothers International Ltd. Wts., Exp. 7/01                  23,000          22,855
     -------------------------------------------------------------------------------------------
     Hong Kong & China Gas Co. Ltd. Wts., Exp. 9/97                       25,800          14,343
     -------------------------------------------------------------------------------------------
     Renong Berhad Wts., Exp. 11/00                                       20,750          10,188
                                                                                       ---------
     Total Rights, Warrants and Certificates (Cost $19,448)                               47,386

                                                                        PRINCIPAL
                                                                         AMOUNT
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.9%
------------------------------------------------------------------------------------------------
     Repurchase agreement with State Street Bank and Trust
     Co., 4.50%, dated 12/31/96, to be repurchased at
     $1,802,451 on 1/2/97, collateralized by U.S. Treasury Bonds,
     11.25%, 2/15/15, with a value of $1,841,063 (Cost $1,802,000)  $  1,802,000       1,802,000

     -------------------------------------------------------------------------------------------
     TOTAL INVESTMENTS, AT VALUE (COST $54,219,894)                        100.0%
62,582,295
     -------------------------------------------------------------------------------------------
     OTHER ASSETS NET OF LIABILITIES                                         0.0           3,166
                                                                     -----------      ----------
     NET ASSETS                                                            100.0%  $  62,585,461
                                                                     -----------      ----------
                                                                     -----------      ----------

     1. Non-income producing security.
     2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $332,100 or 0.53% of the Fund's net assets, at December 31, 1996.

PANORAMA SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

     Distribution of investments by country of issue, as a percentage of total investments at value, is as follows:

     COUNTRY                                 MARKET VALUE           PERCENT
     --------------------------------------------------------------------------
     Japan                                  $  14,361,429             23.0%
     Great Britain                             11,283,352             18.0
     Hong Kong                                  6,966,721             11.1
     France                                     4,841,340              7.7
     Germany                                    3,930,478              6.3
     The Netherlands                            3,052,803              4.9
     Australia                                  2,989,410              4.8
     Sweden                                     2,266,976              3.6
     Switzerland                                1,852,823              3.0
     United States                              1,802,000              2.9
     Singapore                                  1,746,738              2.8
     Malaysia                                   1,255,460              2.0
     Italy                                      1,225,223              2.0
     Spain                                      1,193,508              1.9
     Denmark                                    1,082,336              1.7
     New Zealand                                  561,131              0.9
     Luxembourg                                   456,250              0.7
     Mexico                                       427,700              0.7
     Chile                                        378,200              0.6
     Korea, Republic of (South)                   332,100              0.5
     Ecuador                                      300,000              0.5
     Indonesia                                    276,317              0.4
                                            -------------        ---------
     TOTAL                                  $  62,582,295            100.0%
                                            -------------        ---------
                                            -------------        ---------





See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC. - LIFESPAN DIVERSIFIED INCOME PORTFOLIO STATEMENT OF INVESTMENTS
DECEMBER 31, 1996


                                                                                PRINCIPAL        MARKET VALUE
                                                                                AMOUNT           (NOTE 1)
-------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS - 9.3%
-------------------------------------------------------------------------------------------------------------
    Federal Home Loan Mortgage Corp.:
    Interest-Only Stripped Mtg.-Backed Security, Trust 1542,
    Cl. QC, 9.115%, 10/15/20                                         (1)       $  500,000          $  129,844
    Series 1843, Cl. VB, 7%, 4/15/03                                               75,000              75,328
    Series 1849, Cl. VA, 6%, 12/15/10                                             231,498             227,301
    Collateralized Mtg. Obligations, Gtd. Multiclass Mtg.
    Participation Certificates:
    5.50%, 12/1/97                                                   (2)           41,693              41,277
    6%, 3/1/09                                                                    246,352             239,137
    Series 1574, Cl. PD, 5.55%, 3/15/13                                           125,000             124,296
    ---------------------------------------------------------------------------------------------------------
    Federal National Mortgage Assn.:
    6%, 12/1/03                                                                   227,365             223,093
    6.50%, 4/1/26                                                                 196,672             187,633
    7%, 4/1/00                                                                    139,665             140,334
    Medium-Term Nts., 6.56%, 11/13/01                                             125,000             124,534
    Series 1994-13, Cl. B, 6.50%, 2/25/09                                         150,000             143,577
    Collateralized Mtg. Obligations, Gtd. Real Estate Mtg.
    Investment Conduit Pass-Through Certificates:
    Series 1993-181, Cl. C, 5.40%, 10/25/02                                       270,000             267,889
    Series 1993-190, Cl. Z, 5.85%, 7/25/08                                        168,416             165,647
    ---------------------------------------------------------------------------------------------------------
    GE Capital Mortgage Securities, Inc., Series-HE2, Cl. A3,
    7.30%, 3/25/12                                                                130,000             131,625
    ---------------------------------------------------------------------------------------------------------
    Olympic Automobile Receivables Trust, Series 1996-A,
    Cl. A4, 5.85%, 7/15/01                                                        125,000             124,258
                                                                                                  -----------
    Total Mortgage-Backed Obligations (Cost $2,340,098)                                             2,345,773

-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 14.4%
-------------------------------------------------------------------------------------------------------------
    U.S. Treasury Bonds, 7.50%, 11/15/16                                        1,245,000           1,347,713
    ---------------------------------------------------------------------------------------------------------
    U.S. Treasury Nts.:
    5.125%, 4/30/98                                                               250,000             247,500
    6.50%, 8/15/05                                                                850,000             856,110
    6.75%, 6/30/99                                                              1,170,000           1,190,841
                                                                                                  -----------

    Total U.S. Government Obligations (Cost $3,560,031)                                             3,642,164

-------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES - 45.7%
-------------------------------------------------------------------------------------------------------------
BASIC INDUSTRY - 6.6%
-------------------------------------------------------------------------------------------------------------
CHEMICALS - 3.1%
    ---------------------------------------------------------------------------------------------------------
    Burmah Castrol plc, 7% Gtd. Medium-Term Nts., 12/15/97                        125,000
126,344
    ---------------------------------------------------------------------------------------------------------
    Du Pont (E.I.) De Nemours & Co., 8.50% Debs., 2/15/03                         140,000
149,588
    ---------------------------------------------------------------------------------------------------------
    ISP Holdings, Inc., 9.75% Sr. Nts., 2/15/02                      (3)           42,000              43,995
    ---------------------------------------------------------------------------------------------------------
    Lyondell Petrochemical Co., 8.25% Nts., 3/15/97                               100,000             100,441
    ---------------------------------------------------------------------------------------------------------
    Morton International, Inc., 9.25% Credit Sensitive Nts.,
    6/1/20                                                                         75,000              91,861
    ---------------------------------------------------------------------------------------------------------
    NL Industries, Inc., 0%/13% Sr. Sec. Disc. Nts., 10/15/05        (4)          100,000
86,750
    ---------------------------------------------------------------------------------------------------------
    PPG Industries, Inc., 9% Debs., 5/1/21                                         75,000              89,502

PANORAMA SERIES FUND, INC. - LIFESPAN DIVERSIFIED INCOME PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                PRINCIPAL        MARKET VALUE
                                                                                AMOUNT           (NOTE 1)
-------------------------------------------------------------------------------------------------------------
CHEMICALS (CONTINUED)
    ---------------------------------------------------------------------------------------------------------
    Rexene Corp. (New), 11.75% Sr. Nts., 12/1/04                                $  75,000           $  83,625
                                                                                                  -----------
                                                                                                      772,106
-------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.3%
    ---------------------------------------------------------------------------------------------------------
    Portola Packaging, Inc., 10.75% Sr. Nts., 10/1/05                              75,000              78,187
-------------------------------------------------------------------------------------------------------------
METALS/MINING - 0.5%
    ---------------------------------------------------------------------------------------------------------
    Alcan Aluminum Ltd., 9.625% Debs., 7/15/19                                    125,000             135,846
-------------------------------------------------------------------------------------------------------------
PAPER - 2.7%
    ---------------------------------------------------------------------------------------------------------
    Celulosa Arauco y Constitucion SA, 7.25% Debs., 6/11/98                       125,000
126,250
    ---------------------------------------------------------------------------------------------------------
    Fort Howard Corp.:
    9% Sr. Sub. Nts., 2/1/06                                                       75,000              76,406
    9.25% Sr. Nts., 3/15/01                                                        70,000              72,975
    ---------------------------------------------------------------------------------------------------------
    Gaylord Container Corp., 12.75% Sr. Sub. Disc. Debs.,
    5/15/05                                                                        75,000              83,062
    ---------------------------------------------------------------------------------------------------------
    Georgia-Pacific Corp., 9.85% Credit Sensitive Nts., 6/15/97                   250,000
254,386
    ---------------------------------------------------------------------------------------------------------
    Stone Container Corp., 9.875% Sr. Nts., 2/1/01                                 75,000              76,125
                                                                                                  -----------
                                                                                                      689,204
-------------------------------------------------------------------------------------------------------------
CONSUMER RELATED - 7.1%
-------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS - 1.8%
    ---------------------------------------------------------------------------------------------------------
    Black & Decker Corp., 6.625% Nts., 11/15/00                                   125,000             124,976
    ---------------------------------------------------------------------------------------------------------
    Electrolux AB, 7.75% Sr. Unsub. Debs., 6/17/97                                250,000             251,875
    ---------------------------------------------------------------------------------------------------------
    Kimberly-Clark Corp., 7.875% Debs., 2/1/23                                     75,000              77,104
                                                                                                  -----------
                                                                                                      453,955
-------------------------------------------------------------------------------------------------------------
FOOD/BEVERAGES/TOBACCO - 0.8%
    ---------------------------------------------------------------------------------------------------------
    Dole Food Co., 6.75% Nts., 7/15/00                                            125,000             125,474
    ---------------------------------------------------------------------------------------------------------
    Van De Kamps, Inc., 12% Sr. Sub. Nts., 9/15/05                                 75,000              82,875
                                                                                                  -----------
                                                                                                      208,349
-------------------------------------------------------------------------------------------------------------
HEALTHCARE - 1.7%
    ---------------------------------------------------------------------------------------------------------
    Columbia/HCA Healthcare Corp., 6.875% Nts., 7/15/01                           145,000
146,580
    ---------------------------------------------------------------------------------------------------------
    Dade International, Inc., 11.125% Sr. Sub. Nts., 5/1/06                        75,000              81,375
    ---------------------------------------------------------------------------------------------------------
    Graphic Controls Corp., 12% Sr. Sub. Nts., Series A,
    9/15/05                                                                        75,000              83,437
    ---------------------------------------------------------------------------------------------------------
    Paracelsus Healthcare Corp., 10% Sr. Sub. Unsec. Nts.,
    8/15/06                                                                        50,000              47,125
    ---------------------------------------------------------------------------------------------------------
    Regency Health Services, Inc., 9.875% Gtd. Sr. Sub. Nts.,
    10/15/02                                                                       75,000              75,937
                                                                                                  -----------
                                                                                                      434,454
-------------------------------------------------------------------------------------------------------------
HOTEL/GAMING - 2.3%
    ---------------------------------------------------------------------------------------------------------
    Casino America, Inc., 12.50% Sr. Nts., 8/1/03                                  75,000              71,531
    ---------------------------------------------------------------------------------------------------------
    Casino Magic of Louisiana Corp., 13% First Mtg. Nts.,
    8/15/03                                                          (3)           75,000              74,437
    ---------------------------------------------------------------------------------------------------------
    Griffin Gaming & Entertainment, Inc., 11% Mtg. Debs.,
    9/15/03                                                                        75,000              79,687
    ---------------------------------------------------------------------------------------------------------
    Mohegan Tribal Gaming Authority, 13.50% Sr. Sec. Nts.,
    Series B, 11/15/02                                                             75,000              99,375
    ---------------------------------------------------------------------------------------------------------
    Rio Hotel & Casino, Inc., 10.625% Sr. Sub. Nts., 7/15/05                       75,000
79,125
    ---------------------------------------------------------------------------------------------------------
    Trump Atlantic City Associates/Trump Atlantic City Funding,
    Inc., 11.25% First Mtg. Nts., 5/1/06                                           50,000              49,750
    ---------------------------------------------------------------------------------------------------------
    Trump's Castle Funding, Inc., 11.75% Mtg. Nts., 11/15/03                       75,000
66,937

PANORAMA SERIES FUND, INC. - LIFESPAN DIVERSIFIED INCOME PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)


                                                                                PRINCIPAL          MARKET VALUE
                                                                                AMOUNT             (NOTE 1)
---------------------------------------------------------------------------------------------------------------
HOTEL/GAMING (CONTINUED)
    -----------------------------------------------------------------------------------------------------------
    Wyndham Hotel Corp., 10.50% Sr. Sub. Nts., 5/15/06                         $   50,000          $
53,250
                                                                                                    -----------
                                                                                                      574,092
---------------------------------------------------------------------------------------------------------------
TEXTILE/APPAREL - 0.5%
    -----------------------------------------------------------------------------------------------------------
    Synthetic Industries, Inc., 12.75% Sr. Sub. Debs., 12/1/02                     75,000              83,062
    -----------------------------------------------------------------------------------------------------------
    William Carter Co., 10.375% Sr. Sub. Nts., 12/1/06               (3)           50,000              52,000
                                                                                                    -----------
                                                                                                      135,062
---------------------------------------------------------------------------------------------------------------
ENERGY - 3.3%
---------------------------------------------------------------------------------------------------------------
    Coastal Corp.:
    8.125% Sr. Nts., 9/15/02                                                       75,000              79,492
    8.75% Sr. Nts., 5/15/99                                                        50,000              52,437
    -----------------------------------------------------------------------------------------------------------
    Falcon Drilling Co., Inc., 9.75% Sr. Nts., Series B, 1/15/01                   70,000              73,412
    -----------------------------------------------------------------------------------------------------------
    Falcon Holdings Group LP, 11% Sr. Sub. Nts., 9/15/03             (5)           83,476
71,395
    -----------------------------------------------------------------------------------------------------------
    Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                         75,000
75,841
    -----------------------------------------------------------------------------------------------------------
    Maxus Energy Corp., 9.375% Nts., 11/1/03                                       75,000              76,500
    -----------------------------------------------------------------------------------------------------------
    NorAm Energy Corp., 9.875% Nts., 4/15/97                                      250,000             252,749
    -----------------------------------------------------------------------------------------------------------
    Standard Oil/British Petroleum Co. plc, 9% Debs., 6/1/19                       75,000
78,962
    -----------------------------------------------------------------------------------------------------------
    Williams Holdings of Delaware, Inc., 6.25% Sr. Unsec.
    Debs., 2/1/06                                                                  75,000              71,106
                                                                                                    -----------
                                                                                                      831,894
---------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 11.3%
---------------------------------------------------------------------------------------------------------------
BANKS & THRIFTS - 3.5%
    -----------------------------------------------------------------------------------------------------------
    Barnett Banks, Inc., 8.50% Sub. Exchangeable Nts., 3/1/99                      55,000
57,420
    -----------------------------------------------------------------------------------------------------------
    Chase Manhattan Corp. (New), 6.625% Sr. Nts., 1/15/98                          50,000
50,304
    -----------------------------------------------------------------------------------------------------------
    Chevy Chase Bank FSB, 9.25% Sub. Debs., 12/1/08                                50,000
51,000
    -----------------------------------------------------------------------------------------------------------
    Citicorp, 5.625% Sr. Nts., 2/15/01                                             75,000              72,614
    -----------------------------------------------------------------------------------------------------------
    First Fidelity Bancorporation, 8.50% Sub. Capital Nts.,
    4/1/98                                                                         50,000              51,298
    -----------------------------------------------------------------------------------------------------------
    First Union Corp., 6.75% Sr. Nts., 1/15/98                                     50,000              50,400
    -----------------------------------------------------------------------------------------------------------
    Fleet Mtg./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01                      125,000
140,008
    -----------------------------------------------------------------------------------------------------------
    Integra Financial Corp., 6.50% Sub. Nts., 4/15/00                             125,000             125,039
    -----------------------------------------------------------------------------------------------------------
    Mellon Capital I, 7.72% Bonds, 12/1/26                                        100,000              97,270
    -----------------------------------------------------------------------------------------------------------
    Mellon Financial Bank Corp., 6.50% Gtd. Sr. Nts., 12/1/97                     175,000
175,909
                                                                                                    -----------
                                                                                                      871,262
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 6.2%
    -----------------------------------------------------------------------------------------------------------
    American General Finance Corp., 8.50% Sr. Nts., 8/15/98                        55,000
57,033
    -----------------------------------------------------------------------------------------------------------
    Associates Corp. of North America, 7.40% Medium-Term
    Nts., 7/7/99                                                                   55,000              56,469
    -----------------------------------------------------------------------------------------------------------
    Beneficial Corp., 9.125% Debs., 2/15/98                                       125,000             129,095
    -----------------------------------------------------------------------------------------------------------
    Capital One Financial Corp., 6.83% Sr. Nts., 5/17/99                           60,000              60,310
    -----------------------------------------------------------------------------------------------------------
    Capital One Funding Corp., 7.25% Nts., 12/1/03                                 50,000              49,500
    -----------------------------------------------------------------------------------------------------------
    Chelsea GCA Realty Partner, Inc., 7.75% Gtd. Unsec.
    Unsub. Nts., 1/26/01                                                           60,000              60,762
    -----------------------------------------------------------------------------------------------------------
    Commercial Credit Co., 5.55% Unsec. Nts., 2/15/01                             125,000
120,473
    -----------------------------------------------------------------------------------------------------------
    Countrywide Funding Corp.:
    6.05% Gtd. Medium-Term Nts., Series D, 3/1/01                                  75,000              73,416
    6.085% Gtd. Medium-Term Nts., Series B, 7/14/99                                55,000
54,664
    6.57% Gtd. Medium-Term Nts., Series A, 8/4/97                                  55,000              55,272
    -----------------------------------------------------------------------------------------------------------
    Ford Motor Credit Co., 6.25% Unsub. Nts., 2/26/98                             125,000
125,702

PANORAMA SERIES FUND, INC. - LIFESPAN DIVERSIFIED INCOME PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)


                                                                                PRINCIPAL          MARKET VALUE
                                                                                AMOUNT             (NOTE 1)
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL (CONTINUED)
    -----------------------------------------------------------------------------------------------------------
    General Motors Acceptance Corp., 5.625% Nts., 2/15/01                      $  250,000          $
241,091
    -----------------------------------------------------------------------------------------------------------
    Golden West Financial Corp., 8.625% Sub. Nts., 8/30/98                         50,000
51,875
    -----------------------------------------------------------------------------------------------------------
    GPA Delaware, Inc., 8.75% Gtd. Nts., 12/15/98                                  75,000              76,687
    -----------------------------------------------------------------------------------------------------------
    Merrill Lynch & Co., Inc., 6.50% Nts., 4/1/01                                 125,000             124,449
    -----------------------------------------------------------------------------------------------------------
    Norwest Financial, Inc., 6.50% Sr. Nts., 11/15/97                              50,000              50,286
    -----------------------------------------------------------------------------------------------------------
    Penske Truck Leasing Co. LP, 7.75% Sr. Nts., 5/15/99                           50,000
51,686
    -----------------------------------------------------------------------------------------------------------
    Salomon, Inc., 8.69% Sr. Medium-Term Nts., Series D,
    3/1/99                                                                        130,000             135,622
                                                                                                    -----------
                                                                                                    1,574,392
---------------------------------------------------------------------------------------------------------------
INSURANCE - 1.6%
    -----------------------------------------------------------------------------------------------------------
    Cigna Corp., 7.90% Nts., 12/14/98                                             140,000             144,046
    -----------------------------------------------------------------------------------------------------------
    SunAmerica, Inc., 9% Sr. Nts., 1/15/99                                        135,000             141,271
    -----------------------------------------------------------------------------------------------------------
    Travelers/Aetna Property Casualty Corp., 6.75% Nts.,
    4/15/01                                                                       125,000             125,669
                                                                                                    -----------
                                                                                                      410,986
---------------------------------------------------------------------------------------------------------------
HOUSING RELATED - 0.6%
---------------------------------------------------------------------------------------------------------------
    American Standard, Inc., 10.875% Sr. Nts., 5/15/99                            140,000             149,800
---------------------------------------------------------------------------------------------------------------
MANUFACTURING - 1.4%
---------------------------------------------------------------------------------------------------------------
AEROSPACE/ELECTRONICS/COMPUTERS - 1.0%
    -----------------------------------------------------------------------------------------------------------
    Alpine Group, Inc., 12.25% Sr. Nts., 7/15/03                                   37,000              40,515
    -----------------------------------------------------------------------------------------------------------
    British Aerospace plc, 8% Debs., 5/27/97                                       55,000              55,447
    -----------------------------------------------------------------------------------------------------------
    Digital Equipment Corp., 7% Nts., 11/15/97                                    165,000             165,012
                                                                                                    -----------
                                                                                                      260,974
---------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 0.4%
    -----------------------------------------------------------------------------------------------------------
    Jordan Industries, Inc., 10.375% Sr. Nts., 8/1/03                              75,000              74,250
    -----------------------------------------------------------------------------------------------------------
    Mark IV Industries, Inc., 8.75% Sub. Nts., 4/1/03                              35,000              36,269
                                                                                                    -----------
                                                                                                      110,519
---------------------------------------------------------------------------------------------------------------
MEDIA - 5.4%
---------------------------------------------------------------------------------------------------------------
BROADCASTING - 1.1%
    -----------------------------------------------------------------------------------------------------------
    Argyle Television, Inc., 9.75% Sr. Sub. Nts., 11/1/05                          75,000              76,125
    -----------------------------------------------------------------------------------------------------------
    New World Communications Group Holding Corp., Zero
    Coupon Sr. Disc. Nts., Series B, 11.022%, 6/15/99                (6)          150,000
125,625
    -----------------------------------------------------------------------------------------------------------
    Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05                     75,000
76,781
                                                                                                    -----------
                                                                                                      278,531
---------------------------------------------------------------------------------------------------------------
CABLE TELEVISION - 1.6%
    -----------------------------------------------------------------------------------------------------------
    Comcast Corp., 9.125% Sr. Sub. Debs., 10/15/06                                 75,000              77,063
    -----------------------------------------------------------------------------------------------------------
    Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs.,
    11/15/07                                                         (4)           75,000              53,813
    -----------------------------------------------------------------------------------------------------------
    International CableTel, Inc., 0%/11.50% Sr. Deferred
    Coupon Nts., Series B, 2/1/06                                    (4)          100,000              68,500
    -----------------------------------------------------------------------------------------------------------
    TeleWest plc:
    0%/11% Sr. Disc. Debs., 10/1/07                                  (4)           50,000              35,000
    9.625% Sr. Debs., 10/1/06                                                      50,000              51,500
    -----------------------------------------------------------------------------------------------------------
    United International Holdings, Inc., Zero Coupon Sr. Sec.
    Disc. Nts.:
    Series B, 14%, 11/15/99                                          (6)           50,000              35,750
    11.657%, 11/15/99                                                (6)          100,000              71,500
                                                                                                    -----------
                                                                                                      393,126

PANORAMA SERIES FUND, INC. - LIFESPAN DIVERSIFIED INCOME PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                PRINCIPAL        MARKET VALUE
                                                                                AMOUNT           (NOTE 1)
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED MEDIA - 0.7%
    ----------------------------------------------------------------------------------------------------------
    MDC Communications Corp., 10.50% Sr. Sub. Nts., 12/1/06                     $  50,000        $
51,813
    ----------------------------------------------------------------------------------------------------------
    Time Warner, Inc., 7.45% Nts., 2/1/98                                         125,000             126,641
                                                                                                 -------------
                                                                                                      178,454
--------------------------------------------------------------------------------------------------------------
ENTERTAINMENT/FILM - 1.7%
    ----------------------------------------------------------------------------------------------------------
    American Skiing Corp., 12% Sr. Sub. Nts., 7/15/06                (2)           50,000              52,875
    ----------------------------------------------------------------------------------------------------------
    Blockbuster Entertainment Corp., 6.625% Sr. Nts., 2/15/98                     125,000
125,421
    ----------------------------------------------------------------------------------------------------------
    Marvel III Holdings, Inc., 9.125% Sr. Sec. Nts., Series B,
    2/15/98                                                                        75,000              11,250
    ----------------------------------------------------------------------------------------------------------
    Stuart Entertainment, Inc., 12.50% Sr. Sub. Nts., 11/15/04       (3)           50,000
51,125
    ----------------------------------------------------------------------------------------------------------
    Walt Disney Co., 6.375% Sr. Unsec. Bonds, Series A,
    3/30/01                                                                       190,000             189,337
                                                                                                 -------------
                                                                                                      430,008
--------------------------------------------------------------------------------------------------------------
PUBLISHING/PRINTING - 0.3%
    ----------------------------------------------------------------------------------------------------------
    Reed Publishing (USA), Inc., 7.24% Gtd. Medium-Term
    Nts., 2/10/97                                                                  65,000              65,094
--------------------------------------------------------------------------------------------------------------
OTHER - 0.3%
--------------------------------------------------------------------------------------------------------------
    USI American Holdings, Inc., 7.25% Gtd. Sr. Nts., 12/1/06        (1)           70,000
69,038
--------------------------------------------------------------------------------------------------------------
RETAIL - 3.4%
--------------------------------------------------------------------------------------------------------------
DEPARTMENT STORES - 2.3%
    ----------------------------------------------------------------------------------------------------------
    Dayton Hudson Co., 9.40% Debs., 2/15/01                                       140,000             153,198
    ----------------------------------------------------------------------------------------------------------
    Federated Department Stores, Inc., 10% Sr. Nts., 2/15/01                       50,000
54,306
    ----------------------------------------------------------------------------------------------------------
    Price/Costco, Inc., 7.125% Sr. Nts., 6/15/05                                  100,000              99,018
    ----------------------------------------------------------------------------------------------------------
    Sears Roebuck & Co., 8.39% Medium-Term Nts., 3/23/99                          255,000
266,397
                                                                                                 -------------
                                                                                                      572,919
--------------------------------------------------------------------------------------------------------------
SPECIALTY RETAILING - 0.2%
    ----------------------------------------------------------------------------------------------------------
    Hines Horticulture, Inc., 11.75% Gtd. Sr. Sub. Nts., Series B,
    10/15/05                                                                       50,000              53,500
--------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.9%
    ----------------------------------------------------------------------------------------------------------
    Great Atlantic & Pacific Tea Co., 9.125% Debs., 1/15/98                       125,000
128,024
    ----------------------------------------------------------------------------------------------------------
    Pathmark Stores, Inc., 0%/10.75% Jr. Sub. Deferred Coupon Nts.,
    11/1/03                                                          (4)          150,000              97,875
                                                                                                 -------------
                                                                                                      225,899
--------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.9%
--------------------------------------------------------------------------------------------------------------
RAILROADS - 0.4%
    ----------------------------------------------------------------------------------------------------------
    Union Pacific Corp., 7% Nts., 6/15/00                                          95,000              96,420
--------------------------------------------------------------------------------------------------------------
SHIPPING - 0.5%
    ----------------------------------------------------------------------------------------------------------
    Federal Express Corp., 6.25% Nts., 4/15/98                                    135,000             135,098
--------------------------------------------------------------------------------------------------------------
UTILITIES - 5.4%
--------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 1.6%
    ----------------------------------------------------------------------------------------------------------
    Consumers Power Co., 8.75% Mtg. Nts., 2/15/98                                 125,000
127,920
    ----------------------------------------------------------------------------------------------------------
    El Paso Electric Co., 7.25% First Mtg. Nts., Series A, 2/1/99                  65,000
65,406
    ----------------------------------------------------------------------------------------------------------
    Northern Illinois Gas Co., 6.45% First Mtg. Bonds, 8/1/01                     200,000
199,914
                                                                                                 -------------
                                                                                                      393,240

PANORAMA SERIES FUND, INC. - LIFESPAN DIVERSIFIED INCOME PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)


                                                                                PRINCIPAL        MARKET VALUE
                                                                                AMOUNT           (NOTE 1)
--------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 3.8%
    ----------------------------------------------------------------------------------------------------------
    American Communications Services, Inc., 0%/13% Sr. Disc. Nts.,
    11/1/05                                                          (4)           50,000           $  29,750
    ----------------------------------------------------------------------------------------------------------
    Arch Communications Group, Inc., 0%/10.875% Sr. Disc. Nts.,
    3/15/08                                                          (4)          100,000              57,625
    ----------------------------------------------------------------------------------------------------------
    Brooks Fiber Properties, Inc., 0%/11.875% Sr. Disc. Nts.,
    11/1/06                                                          (3)(4)        75,000              48,188
    ----------------------------------------------------------------------------------------------------------
    Continental Cablevision, Inc., 10.625% Sr. Sub. Nts.,
    6/15/02                                                                       150,000             160,863
    ----------------------------------------------------------------------------------------------------------
    GTE Corp., 8.85% Debs., 3/1/98                                                 55,000              56,663
    ----------------------------------------------------------------------------------------------------------
    MCI Communications Corp., 7.125% Sr. Nts., 1/20/00                            125,000
127,338
    ----------------------------------------------------------------------------------------------------------
    Metrocall, Inc., 10.375% Sr. Sub. Nts., 10/1/07                                75,000              64,125
    ----------------------------------------------------------------------------------------------------------
    MFS Communications Co., Inc., 0%/9.375% Sr. Disc. Nts.,
    1/15/04                                                          (4)          100,000              87,500
    ----------------------------------------------------------------------------------------------------------
    Omnipoint Corp., 11.625% Sr. Nts., 8/15/06                       (3)           50,000              52,250
    ----------------------------------------------------------------------------------------------------------
    PriCellular Wireless Corp., 0%/12.25% Sr. Sub. Disc. Nts.,
    10/1/03                                                          (4)          100,000              86,000
    ----------------------------------------------------------------------------------------------------------
    Sprint Spectrum LP/Sprint Spectrum Finance Corp., 11% Sr.
    Nts., 8/15/06                                                                  50,000              54,375
    ----------------------------------------------------------------------------------------------------------
    Teleport Communications Group, Inc.:
    0%/11.125% Sr. Disc. Nts., 7/1/07                                (4)           50,000              34,500
    9.875% Sr. Nts., 7/1/06                                                        50,000              53,750
    ----------------------------------------------------------------------------------------------------------
    Western Wireless Corp., 10.50% Sr. Sub. Nts., 2/1/07             (3)           50,000
52,438
                                                                                                 -------------
                                                                                                      965,365
                                                                                                 -------------

    Total Corporate Bonds and Notes (Cost $11,505,462)                                             11,547,774

                                                                                SHARES
--------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 21.7%
--------------------------------------------------------------------------------------------------------------
BASIC INDUSTRY - 1.6%
--------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.9%
    ----------------------------------------------------------------------------------------------------------
    Dexter Corp.                                                                    3,500             111,562
    ----------------------------------------------------------------------------------------------------------
    IMC Global, Inc.                                                                2,834             110,880
    ----------------------------------------------------------------------------------------------------------
    Millennium Chemicals, Inc.                                       (7)              478               8,484
                                                                                                 -------------
                                                                                                      230,926
--------------------------------------------------------------------------------------------------------------
STEEL - 0.7%
    ----------------------------------------------------------------------------------------------------------
    Carpenter Technology Corp.                                                      2,800             102,550
    ----------------------------------------------------------------------------------------------------------
    UNR Industries, Inc.                                                           12,000              72,000
                                                                                                 -------------
                                                                                                      174,550
--------------------------------------------------------------------------------------------------------------
CONSUMER RELATED - 1.5%
--------------------------------------------------------------------------------------------------------------
FOOD/BEVERAGES/TOBACCO - 0.5%
    ----------------------------------------------------------------------------------------------------------
    Anheuser-Busch Cos., Inc.                                                       2,600             104,000
    ----------------------------------------------------------------------------------------------------------
    Imperial Tobacco Group plc, ADR                                  (7)            1,675              21,613
                                                                                                 -------------
                                                                                                      125,613
--------------------------------------------------------------------------------------------------------------
HEALTHCARE - 0.8%
    ----------------------------------------------------------------------------------------------------------
    Bristol-Myers Squibb Co.                                                        1,000             108,750

PANORAMA SERIES FUND, INC. - LIFESPAN DIVERSIFIED INCOME PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                  MARKET VALUE
                                                                                    SHARES           (NOTE 1)
--------------------------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
    ----------------------------------------------------------------------------------------------------------
    Glaxo Wellcome plc, Sponsored ADR                                               3,100           $  98,425
                                                                                                    ---------
                                                                                                      207,175
--------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.2%
    ----------------------------------------------------------------------------------------------------------
    Piccadilly Cafeterias, Inc.                                                     6,300              58,275
--------------------------------------------------------------------------------------------------------------
ENERGY - 2.6%
--------------------------------------------------------------------------------------------------------------
    Amoco Corp.                                                                     1,200              96,600
    ----------------------------------------------------------------------------------------------------------
    Atlantic Richfield Co.                                                          1,100             145,750
    ----------------------------------------------------------------------------------------------------------
    Chevron Corp.                                                                   2,200             143,000
    ----------------------------------------------------------------------------------------------------------
    Exxon Corp.                                                                     1,400             137,200
    ----------------------------------------------------------------------------------------------------------
    Mobil Corp.                                                                     1,100             134,475
                                                                                                    ---------
                                                                                                      657,025
--------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 2.8%
--------------------------------------------------------------------------------------------------------------
BANKS & THRIFTS - 2.3%
    ----------------------------------------------------------------------------------------------------------
    Bank of Boston Corp.                                                            2,300             147,775
    ----------------------------------------------------------------------------------------------------------
    BankAmerica Corp.                                                               1,700             169,575
    ----------------------------------------------------------------------------------------------------------
    Chase Manhattan Corp. (New)                                                       700              62,475
    ----------------------------------------------------------------------------------------------------------
    NationsBank Corp.                                                                 700              68,425
    ----------------------------------------------------------------------------------------------------------
    PNC Bank Corp.                                                                  3,700             139,212
                                                                                                    ---------
                                                                                                      587,462
--------------------------------------------------------------------------------------------------------------
INSURANCE - 0.5%
    ----------------------------------------------------------------------------------------------------------
    Hartford Steam Boiler Inspection & Insurance Co.                                2,500             115,937
--------------------------------------------------------------------------------------------------------------
HOUSING RELATED - 2.1%
--------------------------------------------------------------------------------------------------------------
    Camden Property Trust                                                           4,300             123,087
    ----------------------------------------------------------------------------------------------------------
    Capstone Capital Corp.                                                          4,900             109,638
    ----------------------------------------------------------------------------------------------------------
    Crescent Real Estate Equities, Inc.                                             1,600              84,400
    ----------------------------------------------------------------------------------------------------------
    Health & Retirement Property Trust                                              5,700             110,438
    ----------------------------------------------------------------------------------------------------------
    Meditrust Corp.                                                                 2,800             112,000
                                                                                                    ---------
                                                                                                      539,563
--------------------------------------------------------------------------------------------------------------
MANUFACTURING - 2.9%
--------------------------------------------------------------------------------------------------------------
AEROSPACE/ELECTRONICS/COMPUTERS - 2.3%
    ----------------------------------------------------------------------------------------------------------
    General Dynamics Corp.                                                          2,500             176,250
    ----------------------------------------------------------------------------------------------------------
    Goodrich (B.F.) Co.                                                             2,800             113,400
    ----------------------------------------------------------------------------------------------------------
    Lockheed Martin Corp.                                                           1,100             100,650
    ----------------------------------------------------------------------------------------------------------
    Rockwell International Corp.                                                    1,700             103,488
    ----------------------------------------------------------------------------------------------------------
    TRW, Inc.                                                                       1,800              89,100
                                                                                                    ---------
                                                                                                      582,888
--------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 0.6%
    ----------------------------------------------------------------------------------------------------------
    PACCAR, Inc.                                                                    2,100             142,800
--------------------------------------------------------------------------------------------------------------
OTHER - 0.2%
--------------------------------------------------------------------------------------------------------------
    Hanson plc, ADR                                                                 6,700              45,225
--------------------------------------------------------------------------------------------------------------
RETAIL - 0.8%
--------------------------------------------------------------------------------------------------------------
    Brown Group, Inc.                                                               5,700             104,738
    ----------------------------------------------------------------------------------------------------------
    New England Business Service, Inc.                                              4,200              90,300
                                                                                                    ---------
                                                                                                      195,038

PANORAMA SERIES FUND, INC. - LIFESPAN DIVERSIFIED INCOME PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                  MARKET VALUE
                                                                                    SHARES           (NOTE 1)
--------------------------------------------------------------------------------------------------------------
UTILITIES - 7.2%
--------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 5.8%
    ----------------------------------------------------------------------------------------------------------
    American Electric Power Co., Inc.                                               2,400           $  98,700
    ----------------------------------------------------------------------------------------------------------
    El Paso Natural Gas Co.                                                         3,400             171,700
    ----------------------------------------------------------------------------------------------------------
    Entergy Corp.                                                                   4,200             116,550
    ----------------------------------------------------------------------------------------------------------
    FPL Group, Inc.                                                                 3,100             142,600
    ----------------------------------------------------------------------------------------------------------
    Illinova Corp.                                                                  3,400              93,500
    ----------------------------------------------------------------------------------------------------------
    Kansas City Power & Light Co.                                                   4,500             128,250
    ----------------------------------------------------------------------------------------------------------
    National Fuel Gas Co.                                                           3,300             136,125
    ----------------------------------------------------------------------------------------------------------
    PanEnergy Corp.                                                                 5,600             252,000
    ----------------------------------------------------------------------------------------------------------
    Questar Corp.                                                                   3,900             143,325
    ----------------------------------------------------------------------------------------------------------
    Texas Utilities Co.                                                             2,000              81,500
    ----------------------------------------------------------------------------------------------------------
    Western Resources, Inc.                                                         3,500             108,063
                                                                                                    ---------
                                                                                                    1,472,313
--------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.4%
    ----------------------------------------------------------------------------------------------------------
    Ameritech Corp.                                                                 2,000             121,250
    ----------------------------------------------------------------------------------------------------------
    GTE Corp.                                                                       2,500             113,750
    ----------------------------------------------------------------------------------------------------------
    NYNEX Corp.                                                                     2,300             110,688
                                                                                                    ---------
                                                                                                      345,688
                                                                                                    ---------
    Total Common Stocks (Cost $4,629,600)                                                           5,480,478
--------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.8%
--------------------------------------------------------------------------------------------------------------
    Case Corp., $4.50 Cum. Cv., Series A, Non-vtg.                                  1,100             147,125
    ----------------------------------------------------------------------------------------------------------
    K-III Communications Corp., 10% Exchangeable Preferred
    Stock, Series D                                                  (2)              500              49,125
                                                                                                    ---------
    Total Preferred Stocks (Cost $155,325)                                                            196,250

                                                                                UNITS
--------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES - 0.0%
--------------------------------------------------------------------------------------------------------------
    In-Flight Phone Corp. Wts., Exp. 8/02 (Cost $0)                                    75                  --

                                                                                PRINCIPAL        MARKET VALUE
                                                                                 AMOUNT            (NOTE 1)
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 6.6%
--------------------------------------------------------------------------------------------------------------
    Repurchase agreement with State Street Bank and Trust
    Co., 4.50%, dated 12/31/96, to be repurchased at
    $1,678,420 on 1/2/97, collateralized by U.S. Treasury
    Bonds, 7.50%-8.875%, 11/15/16-2/15/19, with a value of
    $1,541,543 and U.S. Treasury Nts., 6.50%, 5/15/97, with a
    value of $197,372 (Cost $1,678,000)                                      $  1,678,000           1,678,000

    ----------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS, AT VALUE (COST $23,868,516)                                     98.5%
  24,890,439
    ----------------------------------------------------------------------------------------------------------
    OTHER ASSETS NET OF LIABILITIES                                                     1.5
383,660
                                                                             --------------     -------------
    NET ASSETS                                                                        100.0%    $  25,274,099
                                                                             --------------     -------------
                                                                             --------------     -------------

PANORAMA SERIES FUND, INC. - LIFESPAN DIVERSIFIED INCOME PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

    1. Interest-Only Strips represent the right to receive the monthly interest payments on an underlyingpool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

    2. Identifies issues considered to be illiquid. These securities amount to $212,315 or 0.84% of the Fund's net assets at December 31, 1996.

    3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $374,433 or 1.48% of the Fund's net assets, at December 31, 1996.

    4. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

    5.  Interest or dividend is paid in kind.

    6. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

    7.  Non-income producing security.





See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
STATEMENT OF INVESTMENTS
DECEMBER 31, 1996


                                                                                     PRINCIPAL        MARKET VALUE
                                                                                        AMOUNT            (NOTE 1)
------------------------------------------------------------------------------------------------------------------
-
------------------------------------------------------------------------------------------------------------------
-
MORTGAGE-BACKED OBLIGATIONS - 4.0%
    Federal Home Loan Mortgage Corp.:
    Series 1843, Cl. VB, 7%, 4/15/03                                                 $  50,000           $  50,218
    Series 1849, Cl. VA, 6%, 12/15/10                                                  157,418             154,565
    Collateralized Mtg. Obligations, Gtd. Multiclass Mtg.
    Participation Certificates:
    5.50%, 6/1/98                                                    (1)                17,019              16,850
    6%, 3/1/09                                                                         192,603             186,962
    Series 1574, Cl. PD, 5.55%, 3/15/13                                                100,000              99,437
    Interest-Only Stripped Mtg.-Backed Security, Trust 1542:
    Cl. QC, 9.115%, 10/15/20                                         (2)               500,000             129,844
    Cl. QC, 9.115%, 10/15/20                                         (2)               400,000             103,875
    ---------------------------------------------------------------------------------------------------------------
    Federal National Mortgage Assn.:
    6%, 12/1/03                                                                        162,403             159,352
    6.50%, 4/1/26                                                                      147,504             140,725
    7%, 4/1/00                                                                         186,220             187,112
    Medium-Term Nts., 6.56%, 11/13/01                                                  225,000             224,161
    Series 1994-13, Cl. B, 6.50%, 2/25/09                                              100,000              95,718
    Collateralized Mtg. Obligations, Gtd. Real Estate Mtg.
    Investment Conduit Pass-Through Certificates:
    Series 1993-181, Cl. C, 5.40%, 10/25/02                                            200,000             198,436
    Series 1993-190, Cl. Z, 5.85%, 7/25/08                                             120,242             118,265
    ---------------------------------------------------------------------------------------------------------------
    GE Capital Mortgage Securities, Inc., Series-HE2, Cl. A3,
    7.30%, 3/25/12                                                                     100,000             101,250
    ---------------------------------------------------------------------------------------------------------------
    Olympic Automobile Receivables Trust, Series 1996-A,
    Cl. A4, 5.85%, 7/15/01                                                              90,000              89,466
                                                                                                         ----------
    Total Mortgage-Backed Obligations (Cost $2,053,755)                              2,056,236
------------------------------------------------------------------------------------------------------------------
-
------------------------------------------------------------------------------------------------------------------
-
U.S. GOVERNMENT OBLIGATIONS - 6.2%
------------------------------------------------------------------------------------------------------------------
-
    U.S. Treasury Bonds, 7.50%, 11/15/16                                             1,055,000
1,142,038
    ---------------------------------------------------------------------------------------------------------------
    U.S. Treasury Nts.:
    5.125%, 4/30/98                                                                    550,000             544,501
    6.50%, 8/15/05                                                                     550,000             553,953
    6.75%, 6/30/99                                                                     695,000             707,380
    7.25%, 8/15/04                                                                     195,000             205,360
                                                                                                         ----------
    Total U.S. Government Obligations (Cost $3,090,811)
3,153,232

------------------------------------------------------------------------------------------------------------------
-
------------------------------------------------------------------------------------------------------------------
-
NON-CONVERTIBLE CORPORATE BONDS AND NOTES - 24.1%
------------------------------------------------------------------------------------------------------------------
-
BASIC MATERIALS - 3.5%
------------------------------------------------------------------------------------------------------------------
-
CHEMICALS - 1.6%
    ---------------------------------------------------------------------------------------------------------------
    Burmah Castrol plc, 7% Gtd. Medium-Term Nts., 12/15/97                              85,000
85,914
    ---------------------------------------------------------------------------------------------------------------
    Du Pont (E.I.) De Nemours & Co., 8.50% Debs., 2/15/03                              100,000
106,848
    ---------------------------------------------------------------------------------------------------------------
    ISP Holdings, Inc., 9.75% Sr. Nts., 2/15/02                      (3)                64,000              67,040
    ---------------------------------------------------------------------------------------------------------------
    Lyondell Petrochemical Co., 8.25% Nts., 3/15/97                                     70,000
70,309
------------------------------------------------------------------------------------------------------------------
-
    Morton International, Inc., 9.25% Credit Sensitive Nts.,
    6/1/20                                                                              50,000              61,240

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)


                                                                                     PRINCIPAL        MARKET VALUE
                                                                                        AMOUNT            (NOTE 1)
------------------------------------------------------------------------------------------------------------------
-
CHEMICALS (CONTINUED)
    ---------------------------------------------------------------------------------------------------------------
    NL Industries, Inc., 0%/13% Sr. Sec. Disc. Nts., 10/15/05        (4)            $  175,000          $
151,812
    ---------------------------------------------------------------------------------------------------------------
    PPG Industries, Inc., 9% Debs., 5/1/21                                              50,000              59,668
    ---------------------------------------------------------------------------------------------------------------
    Rexene Corp. (New), 11.75% Sr. Nts., 12/1/04                                       125,000
139,375
    ---------------------------------------------------------------------------------------------------------------
    Sterling Chemical Holdings, Inc., 0%/13.50% Sr. Disc. Nts.,
    8/15/08                                                          (4)               150,000              88,500
                                                                                                         ----------
                                                                                                           830,706
------------------------------------------------------------------------------------------------------------------
-
METALS - 0.5%
    Alcan Aluminum Ltd., 9.625% Debs., 7/15/19                                         100,000
108,677
    ---------------------------------------------------------------------------------------------------------------
    WCI Steel, Inc., 10% Sr. Nts., 12/1/04                           (3)               125,000             128,125
                                                                                                         ----------
                                                                                                           236,802
------------------------------------------------------------------------------------------------------------------
-
PAPER - 1.4%
    ---------------------------------------------------------------------------------------------------------------
    Celulosa Arauco y Constitucion SA, 7.25% Debs., 6/11/98                             85,000
85,850
    ---------------------------------------------------------------------------------------------------------------
    Fort Howard Corp.:
    9% Sr. Sub. Nts., 2/1/06                                                           125,000             127,344
    9.25% Sr. Nts., 3/15/01                                                             50,000              52,125
    ---------------------------------------------------------------------------------------------------------------
    Gaylord Container Corp., 12.75% Sr. Sub. Disc. Debs.,
    5/15/05                                                                            125,000             138,437
    ---------------------------------------------------------------------------------------------------------------
    Georgia-Pacific Corp., 9.85% Credit Sensitive Nts.,
    6/15/97                                                                            170,000             172,983
    ---------------------------------------------------------------------------------------------------------------
    Stone Container Corp., 9.875% Sr. Nts., 2/1/01                                     125,000
126,875
                                                                                                         ----------
                                                                                                           703,614
------------------------------------------------------------------------------------------------------------------
-
CONSUMER CYCLICALS - 7.7%
------------------------------------------------------------------------------------------------------------------
-
AUTOS & HOUSING - 0.2%
    ---------------------------------------------------------------------------------------------------------------
    Black & Decker Corp., 6.625% Nts., 11/15/00                                         85,000
84,984
------------------------------------------------------------------------------------------------------------------
-
LEISURE & ENTERTAINMENT - 3.2%
    ---------------------------------------------------------------------------------------------------------------
    American Skiing Corp., 12% Sr. Sub. Nts., 7/15/06                (1)               100,000
105,750
    ---------------------------------------------------------------------------------------------------------------
    Argosy Gaming Co., 13.25% First Mtg. Nts., 6/1/04                                   50,000
46,625
    ---------------------------------------------------------------------------------------------------------------
    Blockbuster Entertainment Corp., 6.625% Sr. Nts.,
    2/15/98                                                                             85,000              85,286
    ---------------------------------------------------------------------------------------------------------------
    Casino America, Inc., 12.50% Sr. Nts., 8/1/03                                      125,000
119,219
    ---------------------------------------------------------------------------------------------------------------
    Casino Magic of Louisiana Corp., 13% First Mtg. Nts.,
    8/15/03                                                          (3)               200,000             198,500
    ---------------------------------------------------------------------------------------------------------------
    Griffin Gaming & Entertainment, Inc., 11% Mtg. Debs.,
    9/15/03                                                                            125,000             132,812
    ---------------------------------------------------------------------------------------------------------------
    Marvel III Holdings, Inc., 9.125% Sr. Sec. Nts., Series B,
    2/15/98                                                                            125,000              18,750
    ---------------------------------------------------------------------------------------------------------------
    Mohegan Tribal Gaming Authority, 13.50% Sr. Sec. Nts.,
    Series B, 11/15/02                                                                 125,000             165,625
    ---------------------------------------------------------------------------------------------------------------
    Rio Hotel & Casino, Inc., 10.625% Sr. Sub. Nts., 7/15/05                           125,000
131,875
    ---------------------------------------------------------------------------------------------------------------
    Showboat, Inc., 9.25% First Mtg. Bonds, 5/1/08                                     100,000
98,500
    ---------------------------------------------------------------------------------------------------------------
    Stuart Entertainment, Inc., 12.50% Sr. Sub. Nts., 11/15/04       (3)               100,000
102,250
    ---------------------------------------------------------------------------------------------------------------
    Trump Atlantic City Associates/Trump Atlantic City
    Funding, Inc., 11.25% First Mtg. Nts., 5/1/06                                       75,000              74,625
    ---------------------------------------------------------------------------------------------------------------
    Trump's Castle Funding, Inc., 11.75% Mtg. Nts., 11/15/03                           125,000
111,562
    ---------------------------------------------------------------------------------------------------------------
    Walt Disney Co., 6.375% Sr. Unsec. Bonds, Series A,
    3/30/01                                                                            130,000             129,546
    ---------------------------------------------------------------------------------------------------------------
    Wyndham Hotel Corp., 10.50% Sr. Sub. Nts., 5/15/06                                 100,000
106,500
                                                                                                         ----------
                                                                                                         1,627,425

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                     PRINCIPAL        MARKET VALUE
                                                                                     AMOUNT           (NOTE 1)

------------------------------------------------------------------------------------------------------------------
MEDIA - 2.7%
    --------------------------------------------------------------------------------------------------------------
    Cablevision Systems Corp., 9.875% Sr. Sub. Nts., 5/15/06                         $  50,000           $
51,562
    --------------------------------------------------------------------------------------------------------------
    Century Communications Corp., 9.75% Sr. Nts., 2/15/02                              100,000
103,500
    --------------------------------------------------------------------------------------------------------------
    Comcast Corp., 9.125% Sr. Sub. Debs., 10/15/06                                     125,000
128,437
    --------------------------------------------------------------------------------------------------------------
    Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs.,
    11/15/07                                                         (4)               125,000              89,687
    --------------------------------------------------------------------------------------------------------------
    EchoStar Satellite Broadcasting Corp., 0%/13.125% Sr. Sec.
    Disc. Nts., 3/15/04                                              (4)               100,000              77,000
    --------------------------------------------------------------------------------------------------------------
    International CableTel, Inc., 0%/11.50% Sr. Deferred
    Coupon Nts., Series B, 2/1/06                                    (4)               200,000             137,000
    --------------------------------------------------------------------------------------------------------------
    MDC Communications Corp., 10.50% Sr. Sub. Nts.,
    12/1/06                                                                            125,000             129,531
    --------------------------------------------------------------------------------------------------------------
    New World Communications Group Holding Corp., Zero
    Coupon Sr. Disc. Nts., Series B, 11.022%, 6/15/99                (5)               250,000
209,375
    --------------------------------------------------------------------------------------------------------------
    Reed Publishing (USA), Inc., 7.24% Gtd. Medium-Term
    Nts., 2/10/97                                                                       45,000              45,065
    --------------------------------------------------------------------------------------------------------------
    Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05                         125,000
127,969
    --------------------------------------------------------------------------------------------------------------
    TeleWest plc:
    0%/11% Sr. Disc. Debs., 10/1/07                                  (4)                75,000              52,500
    9.625% Sr. Debs., 10/1/06                                                           75,000              77,250
    --------------------------------------------------------------------------------------------------------------
    Time Warner, Inc., 7.45% Nts., 2/1/98                                               85,000              86,116
    --------------------------------------------------------------------------------------------------------------
    United International Holdings, Inc., Zero Coupon Sr. Sec.
    Disc. Nts., 12.915%, 11/15/99                                    (5)               100,000              71,500
                                                                                                     -------------
                                                                                                         1,386,492
------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 1.3%
    --------------------------------------------------------------------------------------------------------------
    Dayton Hudson Co., 9.40% Debs., 2/15/01                                            100,000
109,427
    --------------------------------------------------------------------------------------------------------------
    Federated Department Stores, Inc., 10% Sr. Nts., 2/15/01                            35,000
38,014
    --------------------------------------------------------------------------------------------------------------
    Price/Costco, Inc., 7.125% Sr. Nts., 6/15/05                                        90,000              89,116
    --------------------------------------------------------------------------------------------------------------
    Sears Roebuck & Co., 8.39% Medium-Term Nts., 3/23/99                               175,000
182,821
    --------------------------------------------------------------------------------------------------------------
    Synthetic Industries, Inc., 12.75% Sr. Sub. Debs., 12/1/02                         125,000
138,437
    --------------------------------------------------------------------------------------------------------------
    William Carter Co., 10.375% Sr. Sub. Nts., 12/1/06               (3)               125,000
130,000
                                                                                                         ---------
                                                                                                           687,815
------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 0.3%
    --------------------------------------------------------------------------------------------------------------
    Hines Horticulture, Inc., 11.75% Gtd. Sr. Sub. Nts., Series B,
    10/15/05                                                                           125,000             133,750
------------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 2.8%
------------------------------------------------------------------------------------------------------------------
FOOD - 1.2%
    --------------------------------------------------------------------------------------------------------------
    Dole Food Co., 6.75% Nts., 7/15/00                                                  95,000              95,360
    --------------------------------------------------------------------------------------------------------------
    Fresh Del Monte Produce NV, 10% Sr. Nts., Series B,
    5/1/03                                                                             125,000             119,375
    --------------------------------------------------------------------------------------------------------------
    Great Atlantic & Pacific Tea Co., 9.125% Debs., 1/15/98                             85,000
87,056
    --------------------------------------------------------------------------------------------------------------
    Pathmark Stores, Inc., 0%/10.75% Jr. Sub. Deferred Coupon
    Nts., 11/1/03                                                    (4)               250,000             163,125
    --------------------------------------------------------------------------------------------------------------
    Van De Kamps, Inc., 12% Sr. Sub. Nts., 9/15/05                                     125,000
138,125
                                                                                                     -------------
                                                                                                           603,041
------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 1.2%
    --------------------------------------------------------------------------------------------------------------
    Columbia/HCA Healthcare Corp., 6.875% Nts., 7/15/01                                100,000
101,089
    --------------------------------------------------------------------------------------------------------------
    Dade International, Inc., 11.125% Sr. Sub. Nts., 5/1/06                            125,000
135,625


PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                      PRINCIPAL       MARKET VALUE
                                                                                      AMOUNT          (NOTE 1)

------------------------------------------------------------------------------------------------------------------

HEALTHCARE/SUPPLIES & SERVICES (CONTINUED)
    --------------------------------------------------------------------------------------------------------------
    Graphic Controls Corp., 12% Sr. Sub. Nts., Series A,
    9/15/05                                                                         $  125,000          $  139,062
    --------------------------------------------------------------------------------------------------------------
    Paracelsus Healthcare Corp., 10% Sr. Sub. Unsec. Nts.,
    8/15/06                                                                            100,000              94,250
    --------------------------------------------------------------------------------------------------------------
    Regency Health Services, Inc., 9.875% Gtd. Sr. Sub. Nts.,
    10/15/02                                                                           125,000             126,562
                                                                                                     -------------
                                                                                                           596,588
------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 0.4%
    Electrolux AB, 7.75% Sr. Unsub. Debs., 6/17/97                                     170,000
171,275
    --------------------------------------------------------------------------------------------------------------
    Kimberly-Clark Corp., 7.875% Debs., 2/1/23                                          50,000
51,403
                                                                                                     -------------
                                                                                                           222,678
------------------------------------------------------------------------------------------------------------------
ENERGY - 1.4%
------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 1.3%
    Coastal Corp.:
    8.125% Sr. Nts., 9/15/02                                                            50,000              52,995
    8.75% Sr. Nts., 5/15/99                                                             35,000              36,706
    --------------------------------------------------------------------------------------------------------------
    Falcon Drilling Co., Inc., 9.75% Sr. Nts., Series B, 1/15/01                        55,000
57,681
    --------------------------------------------------------------------------------------------------------------
    Falcon Holdings Group LP, 11% Sr. Sub. Nts., 9/15/03             (6)               139,128
118,993
    --------------------------------------------------------------------------------------------------------------
    Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                              50,000
50,561
    --------------------------------------------------------------------------------------------------------------
    Maxus Energy Corp., 9.375% Nts., 11/1/03                                           125,000
127,500
    NorAm Energy Corp., 9.875% Nts., 4/15/97                                           170,000
171,870
    --------------------------------------------------------------------------------------------------------------
    Williams Holdings of Delaware, Inc., 6.25% Sr. Unsec.
    Debs., 2/1/06                                                                       50,000              47,404
                                                                                                     -------------
                                                                                                           663,710
------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED - 0.1%
    Standard Oil/British Petroleum Co. plc, 9% Debs., 6/1/19                            50,000
52,641
    --------------------------------------------------------------------------------------------------------------
FINANCIAL - 4.2%
BANKS - 1.3%
    --------------------------------------------------------------------------------------------------------------
    Chase Manhattan Corp. (New), 6.625% Sr. Nts., 1/15/98                               35,000
35,213
    --------------------------------------------------------------------------------------------------------------
    Chevy Chase Bank FSB, 9.25% Sub. Debs., 12/1/08                                    125,000
127,500
    --------------------------------------------------------------------------------------------------------------
    Citicorp, 5.625% Sr. Nts., 2/15/01                                                  50,000              48,410
    --------------------------------------------------------------------------------------------------------------
    First Fidelity Bancorporation, 8.50% Sub. Capital Nts.,
    4/1/98                                                                              35,000              35,909
    --------------------------------------------------------------------------------------------------------------
    First Union Corp., 6.75% Sr. Nts., 1/15/98                                          35,000              35,280
    --------------------------------------------------------------------------------------------------------------
    Fleet Mtg./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01                            85,000
95,205
    --------------------------------------------------------------------------------------------------------------
    Integra Financial Corp., 6.50% Sub. Nts., 4/15/00                                   85,000
85,027
    --------------------------------------------------------------------------------------------------------------
    Mellon Capital I, 7.72% Bonds, 12/1/26                                              75,000              72,952
    --------------------------------------------------------------------------------------------------------------
    Mellon Financial Bank Corp., 6.50% Gtd. Sr. Nts., 12/1/97                          115,000
115,598
                                                                                                     -------------
                                                                                                           651,094
------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 2.3%
    American General Finance Corp., 8.50% Sr. Nts., 8/15/98                             40,000
41,478
    --------------------------------------------------------------------------------------------------------------
    Associates Corp. of North America, 7.40% Medium-Term
    Nts., 7/7/99                                                                        40,000              41,068
    --------------------------------------------------------------------------------------------------------------
    Beneficial Corp., 9.125% Debs., 2/15/98                                             85,000              87,785
    --------------------------------------------------------------------------------------------------------------
    Capital One Financial Corp., 6.83% Sr. Nts., 5/17/99                                45,000
45,232
    --------------------------------------------------------------------------------------------------------------
    Capital One Funding Corp., 7.25% Nts., 12/1/03                                      40,000
39,600
    --------------------------------------------------------------------------------------------------------------
    Chelsea GCA Realty Partner, Inc., 7.75% Gtd. Unsec.
    Unsub. Nts., 1/26/01                                                                40,000              40,508

                                   32

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)


                                                                                     PRINCIPAL        MARKET VALUE
                                                                                        AMOUNT            (NOTE 1)
------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL (CONTINUED)
    --------------------------------------------------------------------------------------------------------------
    Commercial Credit Co., 5.55% Unsec. Nts., 2/15/01                                $  85,000           $
81,922
    --------------------------------------------------------------------------------------------------------------
    Countrywide Funding Corp.:
    6.05% Gtd. Medium-Term Nts., Series D, 3/1/01                                       50,000
48,944
    6.085% Gtd. Medium-Term Nts., Series B, 7/14/99                                     40,000
39,756
    6.57% Gtd. Medium-Term Nts., Series A, 8/4/97                                       40,000
40,198
    --------------------------------------------------------------------------------------------------------------
    Ford Motor Credit Co., 6.25% Unsub. Nts., 2/26/98                                   85,000
85,478
    --------------------------------------------------------------------------------------------------------------
    General Motors Acceptance Corp., 5.625% Nts., 2/15/01                              175,000
168,764
    --------------------------------------------------------------------------------------------------------------
    Golden West Financial Corp., 8.625% Sub. Nts., 8/30/98                              35,000
36,313
    --------------------------------------------------------------------------------------------------------------
    GPA Delaware, Inc., 8.75% Gtd. Nts., 12/15/98                                      125,000
127,813
    --------------------------------------------------------------------------------------------------------------
    Merrill Lynch & Co., Inc., 6.50% Nts., 4/1/01                                       85,000              84,625
    --------------------------------------------------------------------------------------------------------------
    Norwest Financial, Inc., 6.50% Sr. Nts., 11/15/97                                   35,000
35,200
    --------------------------------------------------------------------------------------------------------------
    Penske Truck Leasing Co. LP, 7.75% Sr. Nts., 5/15/99                                35,000
36,180
    --------------------------------------------------------------------------------------------------------------
    Salomon, Inc., 8.69% Sr. Medium-Term Nts., Series D,
    3/1/99                                                                             100,000             104,325
                                                                                                         ---------
                                                                                                         1,185,189
------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.6%
    --------------------------------------------------------------------------------------------------------------
    Cigna Corp., 7.90% Nts., 12/14/98                                                  100,000             102,890
    --------------------------------------------------------------------------------------------------------------
    SunAmerica, Inc., 9% Sr. Nts., 1/15/99                                             110,000             115,110
    --------------------------------------------------------------------------------------------------------------
    Travelers/Aetna Property Casualty Corp., 6.75% Nts.,
    4/15/01                                                                             85,000              85,455
                                                                                                         ---------
                                                                                                           303,455
------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 1.2%
    --------------------------------------------------------------------------------------------------------------
INDUSTRIAL MATERIALS - 0.5%
    --------------------------------------------------------------------------------------------------------------
    American Standard, Inc., 10.875% Sr. Nts., 5/15/99                                 100,000
107,000
    --------------------------------------------------------------------------------------------------------------
    Portola Packaging, Inc., 10.75% Sr. Nts., 10/1/05                                  125,000
130,313
                                                                                                         ---------
                                                                                                           237,313
------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 0.1%
    --------------------------------------------------------------------------------------------------------------
    USI American Holdings, Inc., 7.25% Gtd. Sr. Nts., 12/1/06        (1)                70,000
69,038
------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 0.3%
    --------------------------------------------------------------------------------------------------------------
    Jordan Industries, Inc., 10.375% Sr. Nts., 8/1/03                                  125,000
123,750
    --------------------------------------------------------------------------------------------------------------
    Mark IV Industries, Inc., 8.75% Sub. Nts., 4/1/03                                   25,000
25,906
                                                                                                         ---------
                                                                                                           149,656
------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.3%
    --------------------------------------------------------------------------------------------------------------
    Federal Express Corp., 6.25% Nts., 4/15/98                                          90,000              90,065
    --------------------------------------------------------------------------------------------------------------
    Union Pacific Corp., 7% Nts., 6/15/00                                               85,000              86,270
                                                                                                         ---------
                                                                                                           176,335
------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 2.6%
------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.1%
    --------------------------------------------------------------------------------------------------------------
    British Aerospace plc, 8% Debs., 5/27/97                                            40,000              40,325
------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 0.2%
    --------------------------------------------------------------------------------------------------------------
    Digital Equipment Corp., 7% Nts., 11/15/97                                         115,000
115,008
------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.1%
    --------------------------------------------------------------------------------------------------------------
    Alpine Group, Inc., 12.25% Sr. Nts., 7/15/03                                        62,000              67,890
------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY - 2.2%
    --------------------------------------------------------------------------------------------------------------
    American Communications Services, Inc., 0%/13% Sr. Disc. Nts.,
    11/1/05                                                          (4)               100,000              59,500
    --------------------------------------------------------------------------------------------------------------
    Arch Communications Group, Inc., 0%/10.875% Sr. Disc.
    Nts., 3/15/08                                                    (4)               150,000              86,438


PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)



                                                                                     PRINCIPAL        MARKET VALUE
                                                                                        AMOUNT            (NOTE 1)
------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY (CONTINUED)
    --------------------------------------------------------------------------------------------------------------
    Brooks Fiber Properties, Inc., 0%/11.875% Sr. Disc. Nts.,
    11/1/06                                                          (3)(4)         $  125,000           $  80,313
    --------------------------------------------------------------------------------------------------------------
    Continental Cablevision, Inc., 10.625% Sr. Sub. Nts.,
    6/15/02                                                                            100,000             107,242
    --------------------------------------------------------------------------------------------------------------
    MCI Communications Corp., 7.125% Sr. Nts., 1/20/00                                  85,000
86,590
    --------------------------------------------------------------------------------------------------------------
    Metrocall, Inc., 10.375% Sr. Sub. Nts., 10/1/07                                    125,000
106,875
    --------------------------------------------------------------------------------------------------------------
    MFS Communications Co., Inc., 0%/9.375% Sr. Disc. Nts.,
    1/15/04                                                          (4)               175,000             153,125
    --------------------------------------------------------------------------------------------------------------
    Omnipoint Corp., 11.625% Sr. Nts., 8/15/06                       (3)               125,000
130,625
    --------------------------------------------------------------------------------------------------------------
    PriCellular Wireless Corp., 0%/12.25% Sr. Sub. Disc. Nts.,
    10/1/03                                                          (4)               175,000             150,500
    --------------------------------------------------------------------------------------------------------------
    Sprint Spectrum LP/Sprint Spectrum Finance Corp., 11% Sr.
    Nts., 8/15/06                                                                      100,000             108,750
    --------------------------------------------------------------------------------------------------------------
    Teleport Communications Group, Inc.:
    0%/11.125% Sr. Disc. Nts., 7/1/07                                (4)                50,000              34,500
    9.875% Sr. Nts., 7/1/06                                                             50,000              53,750
                                                                                                         ---------
                                                                                                         1,158,208
------------------------------------------------------------------------------------------------------------------
UTILITIES - 0.7%
------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.2%
    --------------------------------------------------------------------------------------------------------------
    Consumers Power Co., 8.75% Mtg. Nts., 2/15/98                                       85,000
86,985
    --------------------------------------------------------------------------------------------------------------
    El Paso Electric Co., 7.25% First Mtg. Nts., Series A,
    2/1/99                                                                              40,000              40,250
                                                                                                         ---------
                                                                                                           127,235
    --------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 0.3%
    --------------------------------------------------------------------------------------------------------------
    Northern Illinois Gas Co., 6.45% First Mtg. Bonds, 8/1/01                          170,000
169,927
------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 0.2%
    --------------------------------------------------------------------------------------------------------------
    GTE Corp., 8.85% Debs., 3/1/98                                                      40,000              41,209
    --------------------------------------------------------------------------------------------------------------
    Western Wireless Corp., 10.50% Sr. Sub. Nts., 2/1/07             (3)                50,000
52,438
                                                                                                         ---------
                                                                                                            93,647
                                                                                                         ---------

    Total Non-Convertible Corporate Bonds and Notes (Cost $12,238,856)
12,374,566

------------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES - 0.1%
------------------------------------------------------------------------------------------------------------------
    Barnett Banks, Inc., 8.50% Sub. Exchangeable Nts.,
    3/1/99 (Cost $37,251)                                                               35,000              36,540

                                                                                        SHARES
------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 52.7%
------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 1.8%
------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.9%
    --------------------------------------------------------------------------------------------------------------
    Daicel Chemical Industries Ltd.                                                     10,000              46,782
    --------------------------------------------------------------------------------------------------------------
    Dexter Corp.                                                                         3,600             114,750
    --------------------------------------------------------------------------------------------------------------
    Hoechst AG                                                                           1,500              69,398
    --------------------------------------------------------------------------------------------------------------
    IMC Global, Inc.                                                                     2,834             110,880
    --------------------------------------------------------------------------------------------------------------
    Millennium Chemicals, Inc.                                       (7)                   478               8,484
    --------------------------------------------------------------------------------------------------------------
    Potash Corp. of Saskatchewan, Inc.                                                   1,100              93,500
                                                                                                         ---------
                                                                                                           443,794


PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                 MARKET VALUE
                                                                                SHARES           (NOTE 1)
--------------------------------------------------------------------------------------------------------------
METALS - 0.7%
    ----------------------------------------------------------------------------------------------------------
    Carpenter Technology Corp.                                                           2,800   $  102,550
    ----------------------------------------------------------------------------------------------------------
    RMI Titanium Co.                                                 (7)                 2,600       73,125
    ----------------------------------------------------------------------------------------------------------
    RTZ Corp. plc                                                                        4,000       64,272
    ----------------------------------------------------------------------------------------------------------
    UNR Industries, Inc.                                                                12,000       72,000
    ----------------------------------------------------------------------------------------------------------
    Western Mining Corp. Holdings Ltd.                                                   7,000       44,089
                                                                                                --------------
                                                                                                    356,036
--------------------------------------------------------------------------------------------------------------
PAPER - 0.2%
    ----------------------------------------------------------------------------------------------------------
    Fort Howard Corp.                                                (7)                 4,200      116,287
--------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 9.6%
--------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 2.2%
    ----------------------------------------------------------------------------------------------------------
    Autoliv AB                                                                           2,000       87,580
    ----------------------------------------------------------------------------------------------------------
    Bridgestone Corp.                                                                    3,000       56,862
    ----------------------------------------------------------------------------------------------------------
    Camden Property Trust                                                                4,300      123,087
    ----------------------------------------------------------------------------------------------------------
    Capstone Capital Corp.                                                               4,900      109,637
    ----------------------------------------------------------------------------------------------------------
    Cheung Kong (Holdings) Ltd.                                                          8,000       71,105
    ----------------------------------------------------------------------------------------------------------
    Crescent Real Estate Equities, Inc.                                                  2,600      137,150
    ----------------------------------------------------------------------------------------------------------
    Groupe SEB SA                                                                          400       78,250
    ----------------------------------------------------------------------------------------------------------
    Health & Retirement Property Trust                                                   5,700      110,437
    ----------------------------------------------------------------------------------------------------------
    Honda Motor Co.                                                                      3,000       85,552
    ----------------------------------------------------------------------------------------------------------
    Meditrust Corp.                                                                      2,800      112,000
    ----------------------------------------------------------------------------------------------------------
    Miller Industries, Inc.                                          (7)                 3,300       66,000
    ----------------------------------------------------------------------------------------------------------
    Rinnai Corp.                                                                         4,000       80,296
                                                                                                --------------
                                                                                                  1,117,956
--------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 2.5%
    ----------------------------------------------------------------------------------------------------------
    AMR Corp.                                                        (7)                 1,200      105,750
    ----------------------------------------------------------------------------------------------------------
    Atlas Air, Inc.                                                  (7)                 4,100      195,775
    ----------------------------------------------------------------------------------------------------------
    CDL Hotels International Ltd.                                                      164,000       93,820
    ----------------------------------------------------------------------------------------------------------
    Dover Downs Entertainment, Inc.                                  (7)                 3,400       60,775
    ----------------------------------------------------------------------------------------------------------
    Einstein/Noah Bagel Corp.                                        (7)                 2,500       74,375
    ----------------------------------------------------------------------------------------------------------
    EMI Group plc                                                                        2,500       59,088
    ----------------------------------------------------------------------------------------------------------
    Galoob Toys, Inc.                                                (7)                   500        7,000
    ----------------------------------------------------------------------------------------------------------
    Granada Group plc                                                                    5,000       73,916
    ----------------------------------------------------------------------------------------------------------
    Landry's Seafood Restaurants, Inc.                               (7)                 2,600       55,575
    ----------------------------------------------------------------------------------------------------------
    Northwest Airlines Corp., Cl. A                                  (7)                 1,500       58,687
    ----------------------------------------------------------------------------------------------------------
    Papa John's International, Inc.                                  (7)                 2,175       73,406
    ----------------------------------------------------------------------------------------------------------
    Piccadilly Cafeterias, Inc.                                                          6,300       58,275
    ----------------------------------------------------------------------------------------------------------
    Regal Cinemas, Inc.                                              (7)                 4,550      139,912
    ----------------------------------------------------------------------------------------------------------
    VideoServer, Inc.                                                (7)                 2,500      106,250
    ----------------------------------------------------------------------------------------------------------
    Wyndham Hotel Corp.                                              (7)                 4,400      108,350
                                                                                                --------------
                                                                                                  1,270,954
--------------------------------------------------------------------------------------------------------------
MEDIA - 0.9%
    ----------------------------------------------------------------------------------------------------------
    Benpres Holdings Corp., Sponsored GDR                            (7)                 5,000       37,500
    ----------------------------------------------------------------------------------------------------------
    Emmis Broadcasting Corp., Cl. A                                  (7)                 2,000       65,500
    ----------------------------------------------------------------------------------------------------------
    Heftel Broadcasting Corp., A Shares                              (7)                 2,000       63,000
    ----------------------------------------------------------------------------------------------------------
    Reed International plc                                                               3,500       65,831
    ----------------------------------------------------------------------------------------------------------
    Reuters Holdings plc                                                                 5,000       64,366
    ----------------------------------------------------------------------------------------------------------
    Television Broadcasts Ltd.                                                          21,000       83,891

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)


                                                                                                 MARKET VALUE
                                                                                SHARES           (NOTE 1)
--------------------------------------------------------------------------------------------------------------
MEDIA (CONTINUED)
    ----------------------------------------------------------------------------------------------------------
    Wolters Kluwer NV                                                (7)                   600   $  79,607
                                                                                                --------------
                                                                                                   459,695
--------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 1.7%
    ----------------------------------------------------------------------------------------------------------
    Dollar Tree Stores, Inc.                                         (7)                 2,200      84,150
    ----------------------------------------------------------------------------------------------------------
    Federated Department Stores, Inc.                                (7)                 3,300     112,612
    ----------------------------------------------------------------------------------------------------------
    Marks & Spencer plc                                                                  8,000      67,424
    ----------------------------------------------------------------------------------------------------------
    Nautica Enterprises, Inc.                                        (7)                 4,500     113,625
    ----------------------------------------------------------------------------------------------------------
    North Face, Inc. (The)                                           (7)                 3,300      63,525
    ----------------------------------------------------------------------------------------------------------
    Price/Costco, Inc.                                               (7)                 4,100     103,012
    ----------------------------------------------------------------------------------------------------------
    St. John Knits, Inc.                                                                 2,700     117,450
    ----------------------------------------------------------------------------------------------------------
    Wolverine World Wide, Inc.                                                           3,900     113,100
    ----------------------------------------------------------------------------------------------------------
    Zeneca Group plc                                                                     4,000     112,715
                                                                                                --------------
                                                                                                   887,613
--------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 2.3%
    ----------------------------------------------------------------------------------------------------------
    adidas AG                                                                              600      51,781
    ----------------------------------------------------------------------------------------------------------
    Brown Group, Inc.                                                                    6,200     113,925
    ----------------------------------------------------------------------------------------------------------
    CDW Computer Centers, Inc.                                       (7)                 2,400     142,350
    ----------------------------------------------------------------------------------------------------------
    Cifra SA de CV, Unsponsored ADR, B Shares                        (7)                36,000      43,992
    ----------------------------------------------------------------------------------------------------------
    Dickson Concepts International Ltd.                                                 22,000      82,482
    ----------------------------------------------------------------------------------------------------------
    Finish Line, Inc., Cl. A                                         (7)                 5,700     120,412
    ----------------------------------------------------------------------------------------------------------
    Jusco Co.                                                                            2,000      67,718
    ----------------------------------------------------------------------------------------------------------
    Koninklijke Ahold NV                                                                 1,733     108,204
    ----------------------------------------------------------------------------------------------------------
    New England Business Service, Inc.                                                   4,200      90,300
    ----------------------------------------------------------------------------------------------------------
    Next plc                                                                             7,000      68,229
    ----------------------------------------------------------------------------------------------------------
    Shimamura Co. Ltd.                                                                   2,000      68,579
    ----------------------------------------------------------------------------------------------------------
    Toys 'R' Us, Inc.                                                (7)                 3,900     117,000
    ----------------------------------------------------------------------------------------------------------
    U.S. Office Products Co.                                         (7)                 3,500     119,437
                                                                                                --------------
                                                                                                 1,194,409
--------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 7.6%
--------------------------------------------------------------------------------------------------------------
BEVERAGES - 0.7%
    ----------------------------------------------------------------------------------------------------------
    Anheuser-Busch Cos., Inc.                                                            5,400     216,000
    ----------------------------------------------------------------------------------------------------------
    Embotelladora Andina SA, Sponsored ADR                                               2,450      74,725
    ----------------------------------------------------------------------------------------------------------
    Quilmes Industrial Quinsa SA, Sponsored ADR                                          7,500      68,437
                                                                                                --------------
                                                                                                   359,162
--------------------------------------------------------------------------------------------------------------
EDUCATION - 0.3%
    ----------------------------------------------------------------------------------------------------------
    ITT Educational Services, Inc.                                   (7)                 3,400      78,625
    ----------------------------------------------------------------------------------------------------------
    Learning Tree International, Inc.                                (7)                 2,850      84,075
                                                                                                --------------
                                                                                                   162,700
--------------------------------------------------------------------------------------------------------------
FOOD - 1.2%
    ----------------------------------------------------------------------------------------------------------
    American Stores Co.                                                                  2,800     114,450
    ----------------------------------------------------------------------------------------------------------
    Archer-Daniels-Midland Co.                                                           4,620     101,640
    ----------------------------------------------------------------------------------------------------------
    Carrefour Supermarche SA                                                               172     111,695
    ----------------------------------------------------------------------------------------------------------
    Danisco AS                                                                           1,300      78,896
    ----------------------------------------------------------------------------------------------------------
    Kroger Co.                                                       (7)                 2,400     111,600
    ----------------------------------------------------------------------------------------------------------
    William Morrison Supermarkets plc                                                   33,000      92,990
                                                                                                --------------
                                                                                                   611,271
--------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 2.1%
    ----------------------------------------------------------------------------------------------------------
    Astra AB Free, Series A                                                              1,500      74,033

                                                 36

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)



                                                                                                      MARKET VALUE
                                                                                        SHARES            (NOTE 1)
------------------------------------------------------------------------------------------------------------------
-
HEALTHCARE/DRUGS (CONTINUED)
    ---------------------------------------------------------------------------------------------------------------
    Bristol-Myers Squibb Co.                                                             1,600          $  174,000
    ---------------------------------------------------------------------------------------------------------------
    Clintrials Research, Inc.                                        (7)                 4,150              94,412
    ---------------------------------------------------------------------------------------------------------------
    Dura Pharmaceuticals, Inc.                                       (7)                 3,200             152,800
    ---------------------------------------------------------------------------------------------------------------
    Glaxo Wellcome plc, Sponsored ADR                                                    3,200             101,600
    ---------------------------------------------------------------------------------------------------------------
    Jones Medical Industries, Inc.                                                       3,150             115,369
    ---------------------------------------------------------------------------------------------------------------
    Medicis Pharmaceutical Corp., Cl. A                              (7)                 1,700              74,800
    ---------------------------------------------------------------------------------------------------------------
    Novartis AG                                                      (7)                   100             114,171
    ---------------------------------------------------------------------------------------------------------------
    Schering AG                                                                          1,000              84,290
    ---------------------------------------------------------------------------------------------------------------
    Takeda Chemical Industries Ltd.                                                      5,000             104,678
                                                                                                         ----------
                                                                                                          1,090,153

------------------------------------------------------------------------------------------------------------------
-
HEALTHCARE/SUPPLIES & SERVICES - 2.3%
    ---------------------------------------------------------------------------------------------------------------
    CNS, Inc.                                                        (7)                 3,200              46,000
    ---------------------------------------------------------------------------------------------------------------
    Columbia/HCA Healthcare Corp.                                                        2,250              91,687
    ---------------------------------------------------------------------------------------------------------------
    Compdent Corp.                                                   (7)                 1,800              63,450
    ---------------------------------------------------------------------------------------------------------------
    Luxottica Group SpA, Sponsored ADR                                                   1,200              62,400
    ---------------------------------------------------------------------------------------------------------------
    National Surgery Centers, Inc.                                   (7)                 2,700             102,600
    ---------------------------------------------------------------------------------------------------------------
    OrNda Healthcorp                                                 (7)                 3,400              99,450
    ---------------------------------------------------------------------------------------------------------------
    Pediatrix Medical Group, Inc.                                    (7)                 2,800             103,250
    ---------------------------------------------------------------------------------------------------------------
    Physician Sales & Service, Inc.                                  (7)                 4,500              64,688
    ---------------------------------------------------------------------------------------------------------------
    Renal Treatment Centers, Inc.                                    (7)                 3,800              96,900
    ---------------------------------------------------------------------------------------------------------------
    Rural/Metro Corp.                                                (7)                 3,100             111,600
    ---------------------------------------------------------------------------------------------------------------
    SmithKline Beecham plc                                                              13,296             184,372
    ---------------------------------------------------------------------------------------------------------------
    Total Renal Care Holdings, Inc.                                  (7)                 2,600              94,250
    ---------------------------------------------------------------------------------------------------------------
    WellPoint Health Networks, Inc.                                  (7)                 1,300              44,688
                                                                                                         ----------
                                                                                                         1,165,335
------------------------------------------------------------------------------------------------------------------
-
HOUSEHOLD GOODS - 0.8%
    ---------------------------------------------------------------------------------------------------------------
    Blyth Industries, Inc.                                           (7)                 2,800             127,750
    ---------------------------------------------------------------------------------------------------------------
    L'OREAL                                                                                250              93,965
    ---------------------------------------------------------------------------------------------------------------
    Premark International, Inc.                                                          4,600             102,350
    ---------------------------------------------------------------------------------------------------------------
    Tupperware Corp.                                                                     1,200              64,350
                                                                                                         ----------
                                                                                                           388,415
------------------------------------------------------------------------------------------------------------------
-
TOBACCO - 0.2%
    ---------------------------------------------------------------------------------------------------------------
    Imperial Tobacco Group plc, ADR                                  (7)                 1,675              21,613
    ---------------------------------------------------------------------------------------------------------------
    PT Gudang Garam                                                  (7)                17,000              73,397
                                                                                                         ----------
                                                                                                            95,010
------------------------------------------------------------------------------------------------------------------
-
ENERGY - 2.4%
    ---------------------------------------------------------------------------------------------------------------
    Amoco Corp.                                                                          2,700             217,350
    ---------------------------------------------------------------------------------------------------------------
    Atlantic Richfield Co.                                                               1,100             145,750
    ---------------------------------------------------------------------------------------------------------------
    Chevron Corp.                                                                        4,600             299,000
    ---------------------------------------------------------------------------------------------------------------
    Exxon Corp.                                                                          2,600             254,800
    ---------------------------------------------------------------------------------------------------------------
    Mobil Corp.                                                                          2,000             244,500
    ---------------------------------------------------------------------------------------------------------------
    Total SA, B Shares                                                                   1,000              81,174
                                                                                                         ----------
                                                                                                         1,242,574
------------------------------------------------------------------------------------------------------------------
-
FINANCIAL - 6.2%
------------------------------------------------------------------------------------------------------------------
-
BANKS - 2.8%
    ---------------------------------------------------------------------------------------------------------------
    Banco Popular Espanol SA                                                               400              78,552
    ---------------------------------------------------------------------------------------------------------------
    Bank of Boston Corp.                                                                 4,600             295,550
    ---------------------------------------------------------------------------------------------------------------
    BankAmerica Corp.                                                                    3,400             339,150


PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)



                                                                                                      MARKET VALUE
                                                                                        SHARES            (NOTE 1)
------------------------------------------------------------------------------------------------------------------
-
BANKS (CONTINUED)
    ---------------------------------------------------------------------------------------------------------------
    Chase Manhattan Corp. (New)                                                          1,900          $  169,575
    ---------------------------------------------------------------------------------------------------------------
    HSBC Holdings plc                                                                    4,000              85,585
    ---------------------------------------------------------------------------------------------------------------
    Malayan Banking Berhad                                                               6,000              66,521
    ---------------------------------------------------------------------------------------------------------------
    NationsBank Corp.                                                                    1,800             175,950
    ---------------------------------------------------------------------------------------------------------------
    PNC Bank Corp.                                                                       6,300             237,038
                                                                                                         ----------
                                                                                                          1,447,921
------------------------------------------------------------------------------------------------------------------
-
DIVERSIFIED FINANCIAL - 2.1%
    ---------------------------------------------------------------------------------------------------------------
    Amresco, Inc.                                                    (7)                 4,200             112,350
    ---------------------------------------------------------------------------------------------------------------
    First Pacific Co. Ltd.                                                              42,000              54,570
    ---------------------------------------------------------------------------------------------------------------
    Haw Par Brothers International Ltd.                                                 25,000              56,834
    ---------------------------------------------------------------------------------------------------------------
    ING Groep NV                                                                         2,500              89,898
    ---------------------------------------------------------------------------------------------------------------
    Lend Lease Corp. Ltd.                                                                3,500              67,829
    ---------------------------------------------------------------------------------------------------------------
    Nichiei Co. Ltd.                                                                     1,000              73,318
    ---------------------------------------------------------------------------------------------------------------
    Oxford Resources Corp., Cl. A                                    (7)                 2,900              89,538
    ---------------------------------------------------------------------------------------------------------------
    Perlis Plantations Berhad                                                           17,500              54,395
    ---------------------------------------------------------------------------------------------------------------
    Salomon, Inc.                                                                        1,800              84,825
    ---------------------------------------------------------------------------------------------------------------
    Sirrom Capital Corp.                                                                 2,700              99,225
    ---------------------------------------------------------------------------------------------------------------
    Southcorp Holdings Ltd.                                                             24,000              76,248
    ---------------------------------------------------------------------------------------------------------------
    Swire Pacific Ltd., Cl. B                                                           46,000              69,580
    ---------------------------------------------------------------------------------------------------------------
    Travelers Group, Inc.                                                                2,500             113,438
    ---------------------------------------------------------------------------------------------------------------
    United Industrial Corp. Ltd.                                                        70,000              59,050
                                                                                                         ----------
                                                                                                         1,101,098
------------------------------------------------------------------------------------------------------------------
-
INSURANCE - 1.3%
    ---------------------------------------------------------------------------------------------------------------
    AFLAC, Inc.                                                                          2,800             119,700
    ---------------------------------------------------------------------------------------------------------------
    Conseco, Inc.                                                                        1,400              89,250
    ---------------------------------------------------------------------------------------------------------------
    General Re Corp.                                                                       800             126,200
    ---------------------------------------------------------------------------------------------------------------
    Hartford Steam Boiler Inspection & Insurance Co.                                     2,500
115,938
    ---------------------------------------------------------------------------------------------------------------
    Sumitomo Marine & Fire Insurance Co.                                                11,000              68,235
    ---------------------------------------------------------------------------------------------------------------
    Travelers/Aetna Property Casualty Corp., Cl. A                                       3,700
130,888
                                                                                                         ----------
                                                                                                           650,211
------------------------------------------------------------------------------------------------------------------
-
INDUSTRIAL - 7.1%
------------------------------------------------------------------------------------------------------------------
-
ELECTRICAL EQUIPMENT - 0.4%
    ---------------------------------------------------------------------------------------------------------------
    ABB AG                                                                                  65              80,601
    ---------------------------------------------------------------------------------------------------------------
    Johnson Electric Holdings Ltd.                                                      27,000              74,699
    ---------------------------------------------------------------------------------------------------------------
    Mabuchi Motor Co.                                                                      800              40,183
                                                                                                         ----------
                                                                                                           195,483
------------------------------------------------------------------------------------------------------------------
-
INDUSTRIAL SERVICES - 2.5%
    ---------------------------------------------------------------------------------------------------------------
    Computer Horizons Corp.                                          (7)                 3,100             119,350
    ---------------------------------------------------------------------------------------------------------------
    Corestaff, Inc.                                                  (7)                 4,650             110,147
    ---------------------------------------------------------------------------------------------------------------
    Corrections Corp. of America                                     (7)                 4,400             134,750
    ---------------------------------------------------------------------------------------------------------------
    DT Industries, Inc.                                                                  1,900              66,500
    ---------------------------------------------------------------------------------------------------------------
    Hays plc                                                                             9,000              86,644
    ---------------------------------------------------------------------------------------------------------------
    Kurita Water Industries Ltd.                                                         3,000              60,481
    ---------------------------------------------------------------------------------------------------------------
    NGK Spark Plug Co.                                                                   5,000              54,708
    ---------------------------------------------------------------------------------------------------------------
    NOVA Corp.                                                       (7)                 2,800              61,950
    ---------------------------------------------------------------------------------------------------------------
    Precision Response Corp.                                         (7)                 1,700              59,713
    ---------------------------------------------------------------------------------------------------------------
    SGS Societe Generale de Surveillance Holding SA,
    Series B                                                                                30              73,507


PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)


                                                                                                      MARKET VALUE
                                                                                        SHARES            (NOTE 1)
------------------------------------------------------------------------------------------------------------------
-
INDUSTRIAL SERVICES (CONTINUED)
    ---------------------------------------------------------------------------------------------------------------
    SITEL Corp.                                                      (7)                 5,600         $    79,800
    ---------------------------------------------------------------------------------------------------------------
    Tetra Tech, Inc.                                                 (7)                 3,875              76,531
    ---------------------------------------------------------------------------------------------------------------
    Transaction Systems Architects, Inc., Cl. A                      (7)                 3,400             113,050
    ---------------------------------------------------------------------------------------------------------------
    United Waste Systems, Inc.                                       (7)                 5,600             192,500
                                                                                                       ------------
                                                                                                         1,289,631
------------------------------------------------------------------------------------------------------------------
-
MANUFACTURING - 3.8%
    ---------------------------------------------------------------------------------------------------------------
    AGCO Corp.                                                                           3,200              91,600
    ---------------------------------------------------------------------------------------------------------------
    Bic Corp.                                                                              500              74,826
    ---------------------------------------------------------------------------------------------------------------
    Canon Sales Co., Inc.                                                                3,300              73,352
    ---------------------------------------------------------------------------------------------------------------
    Case Corp.                                                                           2,000             109,000
    ---------------------------------------------------------------------------------------------------------------
    Chicago Miniature Lamp, Inc.                                     (7)                 2,650             109,975
    ---------------------------------------------------------------------------------------------------------------
    Deere & Co.                                                                          2,500             101,563
    ---------------------------------------------------------------------------------------------------------------
    General Signal Corp.                                                                 2,300              98,325
    ---------------------------------------------------------------------------------------------------------------
    Hanson plc, ADR                                                                      6,700              45,225
    ---------------------------------------------------------------------------------------------------------------
    Hutchison Whampoa Ltd.                                                              10,000              78,539
    ---------------------------------------------------------------------------------------------------------------
    Ingersoll-Rand Co.                                                                   2,200              97,900
    ---------------------------------------------------------------------------------------------------------------
    Komatsu Ltd.                                                                         6,000              49,108
    ---------------------------------------------------------------------------------------------------------------
    Mannesmann AG                                                                          195              83,790
    ---------------------------------------------------------------------------------------------------------------
    Mark IV Industries, Inc.                                                             1,995              45,137
    ---------------------------------------------------------------------------------------------------------------
    Mitsubishi Heavy Industries Ltd.                                                     6,000              47,558
    ---------------------------------------------------------------------------------------------------------------
    NSK Ltd.                                                                             3,000              18,144
    ---------------------------------------------------------------------------------------------------------------
    PACCAR, Inc.                                                                         3,700             251,600
    ---------------------------------------------------------------------------------------------------------------
    Shinmaywa Industries Ltd.                                                            2,000              14,698
    ---------------------------------------------------------------------------------------------------------------
    Sidel SA                                                                             1,200              82,405
    ---------------------------------------------------------------------------------------------------------------
    SMC Corp.                                                                              100               6,711
    ---------------------------------------------------------------------------------------------------------------
    Textron, Inc.                                                                        1,900             179,075
    ---------------------------------------------------------------------------------------------------------------
    Tyco International Ltd.                                                              2,200             116,325
    ---------------------------------------------------------------------------------------------------------------
    U.S. Industries, Inc.                                            (7)                 4,400             151,250
                                                                                                       ------------
                                                                                                         1,926,106
------------------------------------------------------------------------------------------------------------------
-
TRANSPORTATION - 0.4%
    ---------------------------------------------------------------------------------------------------------------
    Brambles Industries Ltd.                                                             4,000              77,996
    ---------------------------------------------------------------------------------------------------------------
    Union Pacific Corp.                                                                  1,700             102,213
                                                                                                       ------------
                                                                                                           180,209
------------------------------------------------------------------------------------------------------------------
-
TECHNOLOGY - 11.9%
------------------------------------------------------------------------------------------------------------------
-
AEROSPACE/DEFENSE - 2.4%
    ---------------------------------------------------------------------------------------------------------------
    General Dynamics Corp.                                                               4,200             296,100
    ---------------------------------------------------------------------------------------------------------------
    Goodrich (B.F.) Co.                                                                  4,700             190,350
    ---------------------------------------------------------------------------------------------------------------
    Lockheed Martin Corp.                                                                2,400             219,600
    ---------------------------------------------------------------------------------------------------------------
    McDonnell Douglas Corp.                                                              2,200             140,800
    ---------------------------------------------------------------------------------------------------------------
    Rockwell International Corp.                                                         3,500             213,063
    ---------------------------------------------------------------------------------------------------------------
    TRW, Inc.                                                                            4,000             198,000
                                                                                                       ------------
                                                                                                         1,257,913
------------------------------------------------------------------------------------------------------------------
-
COMPUTER HARDWARE - 1.4%
    ---------------------------------------------------------------------------------------------------------------
    Canon, Inc.                                                                          6,000             132,334
    ---------------------------------------------------------------------------------------------------------------
    Citrix Systems, Inc.                                             (7)                 2,400              93,750
    ---------------------------------------------------------------------------------------------------------------
    Dell Computer Corp.                                              (7)                 2,000             106,250
    ---------------------------------------------------------------------------------------------------------------
    Gateway 2000, Inc.                                               (7)                 1,000              53,563
    ---------------------------------------------------------------------------------------------------------------
    Henry (Jack) & Associates, Inc.                                                      2,000              71,500

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)


                                                                                                      MARKET VALUE
                                                                                        SHARES            (NOTE 1)
------------------------------------------------------------------------------------------------------------------
-
COMPUTER HARDWARE (CONTINUED)
    ---------------------------------------------------------------------------------------------------------------
    Insight Enterprises, Inc.                                        (7)                 2,200         $    61,600
    ---------------------------------------------------------------------------------------------------------------
    Network Appliance, Inc.                                          (7)                 1,700              86,488
    ---------------------------------------------------------------------------------------------------------------
    Storage Technology Corp. (New)                                   (7)                 2,800             133,350
                                                                                                       ------------
                                                                                                           738,835
------------------------------------------------------------------------------------------------------------------
-
COMPUTER SOFTWARE - 3.8%
    ---------------------------------------------------------------------------------------------------------------
    Applix, Inc.                                                     (7)                 2,700              59,063
    ---------------------------------------------------------------------------------------------------------------
    Cambridge Technology Partners, Inc.                              (7)                 3,300             110,756
    ---------------------------------------------------------------------------------------------------------------
    EPIC Design Technology, Inc.                                     (7)                 2,600              65,000
    ---------------------------------------------------------------------------------------------------------------
    Inso Corp.                                                       (7)                 1,600              63,600
    ---------------------------------------------------------------------------------------------------------------
    JDA Software Group, Inc.                                         (7)                 2,300              65,550
    ---------------------------------------------------------------------------------------------------------------
    Medic Computer Systems, Inc.                                     (7)                 1,500              60,469
    ---------------------------------------------------------------------------------------------------------------
    National Data Corp.                                                                  1,600              69,600
    ---------------------------------------------------------------------------------------------------------------
    Pegasystems, Inc.                                                (7)                 2,400              72,300
    ---------------------------------------------------------------------------------------------------------------
    Project Software & Development, Inc.                             (7)                 3,400             144,075
    ---------------------------------------------------------------------------------------------------------------
    Rational Software Corp.                                          (7)                 5,200             205,725
    ---------------------------------------------------------------------------------------------------------------
    Remedy Corp.                                                     (7)                 2,200             118,250
    ---------------------------------------------------------------------------------------------------------------
    SAP AG, Preference                                                                     400              54,973
    ---------------------------------------------------------------------------------------------------------------
    Sapient Corp.                                                    (7)                 1,400              58,975
    ---------------------------------------------------------------------------------------------------------------
    Scopus Technology, Inc.                                          (7)                 2,000              93,000
    ---------------------------------------------------------------------------------------------------------------
    Security Dynamics Technologies, Inc.                             (7)                 2,800              88,200
    ---------------------------------------------------------------------------------------------------------------
    Sykes Enterprises, Inc.                                          (7)                 2,400              90,000
    ---------------------------------------------------------------------------------------------------------------
    Technology Solutions Co.                                         (7)                 2,000              83,000
    ---------------------------------------------------------------------------------------------------------------
    Verilink Corp.                                                   (7)                 3,000              99,750
    ---------------------------------------------------------------------------------------------------------------
    Veritas Software Corp.                                           (7)                 2,250             111,938
    ---------------------------------------------------------------------------------------------------------------
    Viasoft, Inc.                                                    (7)                 1,300              61,425
    ---------------------------------------------------------------------------------------------------------------
    Visio Corp.                                                      (7)                 1,700              84,150
    ---------------------------------------------------------------------------------------------------------------
    Wind River Systems                                               (7)                 1,700              80,538
                                                                                                       ------------
                                                                                                         1,940,337
------------------------------------------------------------------------------------------------------------------
-
ELECTRONICS - 2.3%
    ---------------------------------------------------------------------------------------------------------------
    Bowthorpe plc                                                                        9,000              69,839
    ---------------------------------------------------------------------------------------------------------------
    Electrocomponents plc                                                               13,000             102,660
    ---------------------------------------------------------------------------------------------------------------
    Getronics NV                                                                         2,400              65,073
    ---------------------------------------------------------------------------------------------------------------
    Input/Output, Inc.                                               (7)                 1,700              31,450
    ---------------------------------------------------------------------------------------------------------------
    Intel Corp.                                                                          1,000             130,938
    ---------------------------------------------------------------------------------------------------------------
    Keyence Corp.                                                                          600              73,921
    ---------------------------------------------------------------------------------------------------------------
    Kyocera Corp.                                                                        1,000              62,204
    ---------------------------------------------------------------------------------------------------------------
    Matsushita Electric Industrial Co.                                                   4,000              65,133
    ---------------------------------------------------------------------------------------------------------------
    Matsushita Electric Works Ltd.                                                       5,000              42,948
    ---------------------------------------------------------------------------------------------------------------
    Nitto Denko Corp.                                                                    4,000              58,585
    ---------------------------------------------------------------------------------------------------------------
    Samsung Electronics Co., Sponsored GDR                           (3)                 1,950
35,978
    ---------------------------------------------------------------------------------------------------------------
    Sony Corp.                                                                           1,400              91,548
    ---------------------------------------------------------------------------------------------------------------
    Supertex, Inc.                                                   (7)                 2,400              31,500
    ---------------------------------------------------------------------------------------------------------------
    TDK Corp.                                                                            1,000              65,047
    ---------------------------------------------------------------------------------------------------------------
    Vitesse Semiconductor Corp.                                      (7)                 2,600             118,300
    ---------------------------------------------------------------------------------------------------------------
    Waters Corp.                                                     (7)                 4,700             142,763
                                                                                                       ------------
                                                                                                         1,187,887
------------------------------------------------------------------------------------------------------------------
-
TELECOMMUNICATIONS-TECHNOLOGY - 2.0%
    ---------------------------------------------------------------------------------------------------------------
    Allen Group, Inc.                                                (7)                 3,200              71,200

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                      MARKET VALUE
                                                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY (CONTINUED)
    --------------------------------------------------------------------------------------------------------------
    Aspect Telecommunications Corp.                                  (7)                 2,800          $  177,800
    --------------------------------------------------------------------------------------------------------------
    British Sky Broadcasting Group plc                                                   8,500              76,006
    --------------------------------------------------------------------------------------------------------------
    Cable Design Technologies Corp.                                  (7)                 2,450              76,256
    --------------------------------------------------------------------------------------------------------------
    Comverse Technology, Inc.                                        (7)                 3,500             132,344
    --------------------------------------------------------------------------------------------------------------
    DSP Communications, Inc.                                         (7)                 6,900             133,688
    --------------------------------------------------------------------------------------------------------------
    L.M. Ericsson Telephone Co., Cl. B, ADR                                              3,520             106,260
    --------------------------------------------------------------------------------------------------------------
    Premisys Communications, Inc.                                    (7)                 1,300              43,875
    --------------------------------------------------------------------------------------------------------------
    Telecom Corp. of New Zealand Ltd.                                                  15,000               76,518
    --------------------------------------------------------------------------------------------------------------
    Telecom Italia Mobile SpA                                                           24,000              60,672
    -------------------------------------------------------------------------------------------------------------
    Vodafone Group plc                                                                  21,000              88,673
                                                                                                         ---------
                                                                                                         1,043,292
------------------------------------------------------------------------------------------------------------------
UTILITIES - 6.1%
------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 2.5%
    --------------------------------------------------------------------------------------------------------------
    American Electric Power Co., Inc.                                                    3,700             152,163
    --------------------------------------------------------------------------------------------------------------
    CalEnergy, Inc.                                                  (7)                 2,100              70,613
    --------------------------------------------------------------------------------------------------------------
    Entergy Corp.                                                                        7,100             197,025
    --------------------------------------------------------------------------------------------------------------
    FPL Group, Inc.                                                                      4,900             225,400
    --------------------------------------------------------------------------------------------------------------
    Illinova Corp.                                                                       3,400              93,500
    --------------------------------------------------------------------------------------------------------------
    Kansas City Power & Light Co.                                                        4,500             128,250
    --------------------------------------------------------------------------------------------------------------
    Korea Electric Power Corp.                                                           2,300              66,919
    --------------------------------------------------------------------------------------------------------------
    Texas Utilities Co.                                                                  3,300             134,475
    --------------------------------------------------------------------------------------------------------------
    Veba AG                                                                              2,000             114,852
    --------------------------------------------------------------------------------------------------------------
    Western Resources, Inc.                                                              3,500             108,063
                                                                                                         ---------
                                                                                                         1,291,260
------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 2.5%
    --------------------------------------------------------------------------------------------------------------
    Columbia Gas System, Inc.                                                            3,300             209,963
    --------------------------------------------------------------------------------------------------------------
    El Paso Natural Gas Co.                                                              3,400             171,700
    --------------------------------------------------------------------------------------------------------------
    Hong Kong & China Gas Co. Ltd.                                                      32,400              62,622
    --------------------------------------------------------------------------------------------------------------
    National Fuel Gas Co.                                                                3,500             144,375
    --------------------------------------------------------------------------------------------------------------
    PanEnergy Corp.                                                                      9,800             441,000
    --------------------------------------------------------------------------------------------------------------
    Questar Corp.                                                                        5,600             205,800
    --------------------------------------------------------------------------------------------------------------
    RWE AG, Preference                                                                   1,850              61,822
                                                                                                         ---------
                                                                                                         1,297,282
------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 1.1%
    --------------------------------------------------------------------------------------------------------------
    Ameritech Corp.                                                                      2,000             121,250
    --------------------------------------------------------------------------------------------------------------
    DDI Corp.                                                                                7              46,196
    --------------------------------------------------------------------------------------------------------------
    GTE Corp.                                                                            4,700             213,850
    --------------------------------------------------------------------------------------------------------------
    NYNEX Corp.                                                                          2,300             110,688
    --------------------------------------------------------------------------------------------------------------
    Telefonica de Espana, ADS                                                            3,000              69,657
                                                                                                         ---------
                                                                                                           561,641
                                                                                                         ---------
    Total Common Stocks (Cost $22,276,651)                                                              27,070,470

------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.5%
------------------------------------------------------------------------------------------------------------------
    Case Corp., $4.50 Cum. Cv., Series A, Non-vtg.                                       1,100
147,125
    --------------------------------------------------------------------------------------------------------------
    K-III Communications Corp., 10% Exchangeable Preferred
    Stock, Series D                                                  (1)                 1,000              98,250


PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                      MARKET VALUE
                                                                                        SHARES        (NOTE 1)
------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
    Renong Berhad, 4% Irredeemable Cv. Unsec. Loan Stocks            (7)                 4,400
$  1,847
                                                                                                          --------
    Total Preferred Stocks (Cost $207,075)                                                                 247,222

                                                                                         UNITS
------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES - 0.0%
------------------------------------------------------------------------------------------------------------------
    Haw Par Brothers International Ltd. Wts., Exp. 7/01                                  2,500
2,484
    --------------------------------------------------------------------------------------------------------------
    Hong Kong & China Gas Co. Ltd. Wts., Exp. 9/97                                       2,700
1,501
    --------------------------------------------------------------------------------------------------------------
    In-Flight Phone Corp. Wts., Exp. 8/02                                                  125                  --
    --------------------------------------------------------------------------------------------------------------
    Renong Berhad Wts., Exp. 11/00                                                       2,750               1,350
                                                                                                           -------
    Total Rights, Warrants and Certificates (Cost $2,246)                                                    5,335

                                                                                      PRINCIPAL
                                                                                        AMOUNT
------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 12.1%
------------------------------------------------------------------------------------------------------------------
    Repurchase agreement with State Street Bank and
    Trust Co., 4.50%, dated 12/31/96, to be repurchased
    at $6,245,561 on 1/2/97, collateralized by U.S. Treasury
    Bonds, 7.50%-11.25%, 2/15/15-11/15/16, with a value
    of $4,123,000 and U.S. Treasury Nts., 5%-6.125%,
    1/31/99-2/28/01, with a value of $2,328,769
    (Cost $6,244,000)                                                               $  6,244,000         6,244,000
    --------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS, AT VALUE (COST $46,150,645)
99.7%       51,187,601
    --------------------------------------------------------------------------------------------------------------
    OTHER ASSETS NET OF LIABILITIES                                                          0.3
148,722
                                                                                    ------------     -------------
    NET ASSETS                                                                             100.0%    $  51,336,323
                                                                                    ------------     -------------
                                                                                    ------------     -------------

    1. Identifies issues considered to be illiquid. These securities amount to $289,888 or 0.56% of the Fund's net assets, at December 31, 1996.
    2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
    3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $925,269 or 1.80% of the Fund's net assets, at December 31, 1996.
    4. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
    5. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
    6.  Interest or dividend is paid in kind.
    7.  Non-income producing security.

                See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS
DECEMBER 31, 1996

                                                                                 PRINCIPAL        MARKET VALUE
                                                                                    AMOUNT            (NOTE 1)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS - 1.4%
---------------------------------------------------------------------------------------------------------------
     Federal Home Loan Mortgage Corp.:
     Interest-Only Stripped Mtg.-Backed Security, Trust 1542,
     Cl. QC, 9.115%, 10/15/20                                         (1)         $300,000          $   77,906
     Series 1843, Cl. VB, 7%, 4/15/03                                               15,000              15,066
     Series 1849, Cl. VA, 6%, 12/15/10                                              27,779              27,276
     Collateralized Mtg. Obligations, Gtd. Multiclass Mtg.
     Participation Certificates:
     6%, 3/1/09                                                                     18,812              18,261
     Series 1574, Cl. PD, 5.55%, 3/15/13                                            75,000              74,578
     ----------------------------------------------------------------------------------------------------------
     Federal National Mortgage Assn.:
     6%, 12/1/03                                                                    55,217              54,180
     6.50%, 4/1/26                                                                  49,168              46,908
     7%, 4/1/00                                                                     70,941              71,281
     Series 1994-13, Cl. B, 6.50%, 2/25/09                                          75,000              71,788
     Collateralized Mtg. Obligations, Gtd. Real Estate Mtg.
     Investment Conduit Pass-Through Certificates:
     Series 1993-181, Cl. C, 5.40%, 10/25/02                                        60,000              59,531
     Series 1993-190, Cl. Z, 5.85%, 7/25/08                                         36,089              35,496
     ----------------------------------------------------------------------------------------------------------
     GE Capital Mortgage Securities, Inc., Series-HE2, Cl. A3,
     7.30%, 3/25/12                                                                 35,000              35,438
     ----------------------------------------------------------------------------------------------------------
     Olympic Automobile Receivables Trust, Series 1996-A,
     Cl. A4, 5.85%, 7/15/01                                                         15,000              14,911
                                                                                                    -----------

     Total Mortgage-Backed Obligations (Cost $600,687)                                                 602,620

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 3.8%
---------------------------------------------------------------------------------------------------------------
AGENCY - 0.2%
---------------------------------------------------------------------------------------------------------------
     Federal National Mortgage Assn., Medium-Term Nts.,
     6.56%, 11/13/01                                                                75,000              74,720
---------------------------------------------------------------------------------------------------------------
TREASURY - 3.6%
---------------------------------------------------------------------------------------------------------------
     U.S. Treasury Bonds, 7.50%, 11/15/16                                          640,000             692,801
     ----------------------------------------------------------------------------------------------------------
     U.S. Treasury Nts.:
     6.50%, 8/15/05                                                                150,000             151,078
     6.75%, 6/30/99                                                                225,000             229,008
     7.25%, 8/15/04                                                                250,000             263,281
     7.50%, 11/15/01                                                               175,000             184,297
                                                                                                    -----------

     Total U.S. Government Obligations (Cost $1,565,674)                                             1,595,185

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES - 11.9%
---------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 1.5%
---------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.7%
     ----------------------------------------------------------------------------------------------------------
     Burmah Castrol plc, 7% Gtd. Medium-Term Nts., 12/15/97                         15,000
15,161
     ----------------------------------------------------------------------------------------------------------
     Du Pont (E.I.) De Nemours & Co., 8.50% Debs., 2/15/03                          30,000
32,054
     ----------------------------------------------------------------------------------------------------------
     ISP Holdings, Inc., 9.75% Sr. Nts., 2/15/02                      (2)           31,000              32,472
     ----------------------------------------------------------------------------------------------------------
     Morton International, Inc., 9.25% Credit Sensitive Nts., 6/1/20                15,000
18,372

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)


                                                                                 PRINCIPAL        MARKET VALUE
                                                                                    AMOUNT            (NOTE 1)
---------------------------------------------------------------------------------------------------------------
CHEMICALS (CONTINUED)
     ----------------------------------------------------------------------------------------------------------
     NL Industries, Inc., 0%/13% Sr. Sec. Disc. Nts., 10/15/05        (3)         $ 75,000          $
65,062
     ----------------------------------------------------------------------------------------------------------
     PPG Industries, Inc., 9% Debs., 5/1/21                                         15,000              17,900
     ----------------------------------------------------------------------------------------------------------
     Rexene Corp. (New), 11.75% Sr. Nts., 12/1/04                                   50,000              55,750
     ----------------------------------------------------------------------------------------------------------
     Sterling Chemical Holdings, Inc., 0%/13.50% Sr. Disc. Nts.,
     8/15/08                                                          (3)          100,000              59,000
                                                                                                    -----------
                                                                                                       295,771
---------------------------------------------------------------------------------------------------------------
METALS - 0.3%
     ----------------------------------------------------------------------------------------------------------
     Alcan Aluminum Ltd., 9.625% Debs., 7/15/19                                     35,000              38,037
     ----------------------------------------------------------------------------------------------------------
     WCI Steel, Inc., 10% Sr. Nts., 12/1/04                           (2)           75,000              76,875
                                                                                                    -----------
                                                                                                       114,912
---------------------------------------------------------------------------------------------------------------
PAPER - 0.5%
     ----------------------------------------------------------------------------------------------------------
     Celulosa Arauco y Constitucion SA, 7.25% Debs., 6/11/98                        15,000
15,150
     ----------------------------------------------------------------------------------------------------------
     Fort Howard Corp.:
     9% Sr. Sub. Nts., 2/1/06                                                       50,000              50,937
     9.25% Sr. Nts., 3/15/01                                                        20,000              20,850
     ----------------------------------------------------------------------------------------------------------
     Gaylord Container Corp., 12.75% Sr. Sub. Disc. Debs., 5/15/05                  50,000
55,375
     ----------------------------------------------------------------------------------------------------------
     Georgia-Pacific Corp., 9.85% Credit Sensitive Nts., 6/15/97                    30,000
30,526
     ----------------------------------------------------------------------------------------------------------
     Stone Container Corp., 9.875% Sr. Nts., 2/1/01                                 50,000              50,750
                                                                                                    -----------
                                                                                                       223,588
---------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 4.6%
---------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 0.0%
     ----------------------------------------------------------------------------------------------------------
     Black & Decker Corp., 6.625% Nts., 11/15/00                                    15,000              14,997
---------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 1.8%
     ----------------------------------------------------------------------------------------------------------
     American Skiing Corp., 12% Sr. Sub. Nts., 7/15/06                (4)           50,000
52,875
     ----------------------------------------------------------------------------------------------------------
     Argosy Gaming Co., 13.25% First Mtg. Nts., 6/1/04                              50,000
46,625
     ----------------------------------------------------------------------------------------------------------
     Bally's Casino Holdings, Inc., Zero Coupon Sr. Disc. Nts.,
     9.799%, 6/15/98                                                  (5)          100,000             105,140
     ----------------------------------------------------------------------------------------------------------
     Blockbuster Entertainment Corp., 6.625% Sr. Nts., 2/15/98                      15,000
15,050
     ----------------------------------------------------------------------------------------------------------
     Casino America, Inc., 12.50% Sr. Nts., 8/1/03                                  50,000              47,687
     ----------------------------------------------------------------------------------------------------------
     Casino Magic of Louisiana Corp., 13% First Mtg. Nts., 8/15/03    (2)           50,000
49,625
     ----------------------------------------------------------------------------------------------------------
     Griffin Gaming & Entertainment, Inc., 11% Mtg. Debs., 9/15/03                  50,000
53,125
     ----------------------------------------------------------------------------------------------------------
     Marvel III Holdings, Inc., 9.125% Sr. Sec. Nts., Series B,
     2/15/98                                                                        50,000               7,500
     ----------------------------------------------------------------------------------------------------------
     Mohegan Tribal Gaming Authority, 13.50% Sr. Sec. Nts.,
     Series B, 11/15/02                                                             50,000              66,250
     ----------------------------------------------------------------------------------------------------------
     Rio Hotel & Casino, Inc., 10.625% Sr. Sub. Nts., 7/15/05                       50,000
52,750
     ----------------------------------------------------------------------------------------------------------
     Showboat, Inc., 9.25% First Mtg. Bonds, 5/1/08                                 50,000              49,250
     ----------------------------------------------------------------------------------------------------------
     Stuart Entertainment, Inc., 12.50% Sr. Sub. Nts., 11/15/04       (2)           50,000
51,125
     ----------------------------------------------------------------------------------------------------------
     Trump Atlantic City Associates/Trump Atlantic City
     Funding, Inc., 11.25% First Mtg. Nts., 5/1/06                                  50,000              49,750
     ----------------------------------------------------------------------------------------------------------
     Trump's Castle Funding, Inc., 11.75% Mtg. Nts., 11/15/03                       50,000
44,625
     ----------------------------------------------------------------------------------------------------------
     Walt Disney Co., 6.375% Sr. Unsec. Bonds, Series A, 3/30/01                    25,000
24,913
     ----------------------------------------------------------------------------------------------------------
     Wyndham Hotel Corp., 10.50% Sr. Sub. Nts., 5/15/06                             50,000
53,250
                                                                                                    -----------
                                                                                                       769,540

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)


                                                                                 PRINCIPAL        MARKET VALUE
                                                                                    AMOUNT            (NOTE 1)
---------------------------------------------------------------------------------------------------------------
MEDIA - 2.0%
     ----------------------------------------------------------------------------------------------------------
     Argyle Television, Inc., 9.75% Sr. Sub. Nts., 11/1/05                        $ 50,000          $   50,750
     ----------------------------------------------------------------------------------------------------------
     Australis Holdings PTY Ltd., 0%/15% Sr. Sec. Disc. Nts.,
     11/1/02                                                          (3)(4)       100,000              57,500
     ----------------------------------------------------------------------------------------------------------
     Cablevision Systems Corp., 9.875% Sr. Sub. Nts., 5/15/06                       50,000
51,562
     ----------------------------------------------------------------------------------------------------------
     Century Communications Corp., 9.75% Sr. Nts., 2/15/02                          50,000
51,750
     ----------------------------------------------------------------------------------------------------------
     Comcast Corp., 9.125% Sr. Sub. Debs., 10/15/06                                 50,000              51,375
     ----------------------------------------------------------------------------------------------------------
     Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs.,
     11/15/07                                                         (3)           50,000              35,875
     ----------------------------------------------------------------------------------------------------------
     EchoStar Satellite Broadcasting Corp., 0%/13.125% Sr. Sec.
     Disc. Nts., 3/15/04                                              (3)           50,000              38,500
     ----------------------------------------------------------------------------------------------------------
     International CableTel, Inc., 0%/11.50% Sr. Deferred
     Coupon Nts., Series B, 2/1/06                                    (3)          150,000             102,750
     ----------------------------------------------------------------------------------------------------------
     MDC Communications Corp., 10.50% Sr. Sub. Nts., 12/1/06                        75,000
77,719
     ----------------------------------------------------------------------------------------------------------
     New World Communications Group Holding Corp., Zero
     Coupon Sr. Disc. Nts., Series B, 11.022%, 6/15/99                (5)          100,000
83,750
     ----------------------------------------------------------------------------------------------------------
     Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05                     50,000
51,187
     ----------------------------------------------------------------------------------------------------------
     TeleWest plc:
     0%/11% Sr. Disc. Debs., 10/1/07                                  (3)           25,000              17,500
     9.625% Sr. Debs., 10/1/06                                                      25,000              25,750
     ----------------------------------------------------------------------------------------------------------
     Time Warner, Inc., 7.45% Nts., 2/1/98                                          15,000              15,197
     ----------------------------------------------------------------------------------------------------------
     United International Holdings, Inc., Zero Coupon Sr. Sec.
     Disc. Nts.:
     Series B, 14%, 11/15/99                                          (5)          100,000              71,500
     11.657%, 11/15/99                                                (5)          100,000              71,500
                                                                                                    -----------
                                                                                                       854,165
---------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 0.6%
     ----------------------------------------------------------------------------------------------------------
     Dayton Hudson Co., 9.40% Debs., 2/15/01                                        30,000              32,828
     ----------------------------------------------------------------------------------------------------------
     Federated Department Stores, Inc., 10% Sr. Nts., 2/15/01                        5,000               5,431
     ----------------------------------------------------------------------------------------------------------
     Price/Costco, Inc., 7.125% Sr. Nts., 6/15/05                                   40,000              39,607
     ----------------------------------------------------------------------------------------------------------
     Sears Roebuck & Co., 8.39% Medium-Term Nts., 3/23/99                           30,000
31,341
     ----------------------------------------------------------------------------------------------------------
     Synthetic Industries, Inc., 12.75% Sr. Sub. Debs., 12/1/02                     50,000
55,375
     ----------------------------------------------------------------------------------------------------------
     William Carter Co., 10.375% Sr. Sub. Nts., 12/1/06               (2)           75,000
78,000
                                                                                                    -----------
                                                                                                       242,582
---------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 0.2%
     ----------------------------------------------------------------------------------------------------------
     Hines Horticulture, Inc., 11.75% Gtd. Sr. Sub. Nts., Series B,
     10/15/05                                                                       50,000              53,500
     ----------------------------------------------------------------------------------------------------------
     K Mart Corp., 7.75% Debs., 10/1/12                                             50,000              42,125
                                                                                                    -----------
                                                                                                        95,625
---------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 1.2%
---------------------------------------------------------------------------------------------------------------
FOOD - 0.5%
     ----------------------------------------------------------------------------------------------------------
     Dole Food Co., 6.75% Nts., 7/15/00                                             40,000              40,152
     ----------------------------------------------------------------------------------------------------------
     Fresh Del Monte Produce NV, 10% Sr. Nts., Series B,
     5/1/03                                                                         50,000              47,750
     ----------------------------------------------------------------------------------------------------------
     Great Atlantic & Pacific Tea Co., 9.125% Debs., 1/15/98                        15,000
15,363
     ----------------------------------------------------------------------------------------------------------
     Pathmark Stores, Inc., 0%/10.75% Jr. Sub. Deferred Coupon
     Nts., 11/1/03                                                    (3)          100,000              65,250
     ----------------------------------------------------------------------------------------------------------
     Van De Kamps, Inc., 12% Sr. Sub. Nts., 9/15/05                                 50,000              55,250
                                                                                                    -----------
                                                                                                       223,765

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)


                                                                                 PRINCIPAL        MARKET VALUE
                                                                                    AMOUNT            (NOTE 1)
---------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 0.6%
     ----------------------------------------------------------------------------------------------------------
     Columbia/HCA Healthcare Corp., 6.875% Nts., 7/15/01                          $ 30,000          $
30,327
     ----------------------------------------------------------------------------------------------------------
     Dade International, Inc., 11.125% Sr. Sub. Nts., 5/1/06                        50,000              54,250
     ----------------------------------------------------------------------------------------------------------
     Graphic Controls Corp., 12% Sr. Sub. Nts., Series A,
     9/15/05                                                                        50,000              55,625
     ----------------------------------------------------------------------------------------------------------
     Paracelsus Healthcare Corp., 10% Sr. Sub. Unsec. Nts., 8/15/06                 50,000
47,125
     ----------------------------------------------------------------------------------------------------------
     Regency Health Services, Inc., 9.875% Gtd. Sr. Sub. Nts., 10/15/02             50,000
50,625
                                                                                                    -----------
                                                                                                       237,952
---------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 0.1%
     ----------------------------------------------------------------------------------------------------------
     Electrolux AB, 7.75% Sr. Unsub. Debs., 6/17/97                                 30,000              30,225
     ----------------------------------------------------------------------------------------------------------
     Kimberly-Clark Corp., 7.875% Debs., 2/1/23                                     15,000              15,421
                                                                                                    -----------
                                                                                                        45,646
---------------------------------------------------------------------------------------------------------------
ENERGY - 0.5%
---------------------------------------------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 0.5%
     ----------------------------------------------------------------------------------------------------------
     Coastal Corp., 8.125% Sr. Nts., 9/15/02                                        15,000              15,898
     ----------------------------------------------------------------------------------------------------------
     Falcon Drilling Co., Inc., 9.75% Sr. Nts., Series B, 1/15/01                   25,000              26,219
     ----------------------------------------------------------------------------------------------------------
     Falcon Holdings Group LP, 11% Sr. Sub. Nts., 9/15/03             (6)           55,651
47,597
     ----------------------------------------------------------------------------------------------------------
     Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                         15,000
15,168
     ----------------------------------------------------------------------------------------------------------
     Maxus Energy Corp., 9.375% Nts., 11/1/03                                       50,000              51,000
     ----------------------------------------------------------------------------------------------------------
     NorAm Energy Corp., 9.875% Nts., 4/15/97                                       30,000              30,330
     ----------------------------------------------------------------------------------------------------------
     Williams Holdings of Delaware, Inc., 6.25% Sr. Unsec.
     Debs., 2/1/06                                                                  25,000              23,702
                                                                                                    -----------
                                                                                                       209,914
---------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED - 0.0%
     ----------------------------------------------------------------------------------------------------------
     Standard Oil/British Petroleum Co. plc, 9% Debs., 6/1/19                       15,000
15,792
---------------------------------------------------------------------------------------------------------------
FINANCIAL - 1.4%
---------------------------------------------------------------------------------------------------------------
BANKS - 0.5%
     ----------------------------------------------------------------------------------------------------------
     Chevy Chase Bank FSB, 9.25% Sub. Debs., 12/1/08                                75,000
76,500
     ----------------------------------------------------------------------------------------------------------
     Citicorp, 5.625% Sr. Nts., 2/15/01                                             15,000              14,523
     ----------------------------------------------------------------------------------------------------------
     Fleet Mtg./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01                       15,000
16,801
     ----------------------------------------------------------------------------------------------------------
     Integra Financial Corp., 6.50% Sub. Nts., 4/15/00                              15,000              15,005
     ----------------------------------------------------------------------------------------------------------
     Mellon Capital I, 7.72% Bonds, 12/1/26                                         50,000              48,635
     ----------------------------------------------------------------------------------------------------------
     Mellon Financial Bank Corp., 6.50% Gtd. Sr. Nts., 12/1/97                      25,000
25,130
                                                                                                    -----------
                                                                                                       196,594
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 0.7%
     ----------------------------------------------------------------------------------------------------------
     Beneficial Corp., 9.125% Debs., 2/15/98                                        15,000              15,491
     ----------------------------------------------------------------------------------------------------------
     Capital One Financial Corp., 6.83% Sr. Nts., 5/17/99                           10,000              10,052
     ----------------------------------------------------------------------------------------------------------
     Capital One Funding Corp., 7.25% Nts., 12/1/03                                 40,000              39,600
     ----------------------------------------------------------------------------------------------------------
     Chelsea GCA Realty Partner, Inc., 7.75% Gtd. Unsec.
     Unsub. Nts., 1/26/01                                                           30,000              30,381
     ----------------------------------------------------------------------------------------------------------
     Commercial Credit Co., 5.55% Unsec. Nts., 2/15/01                              15,000
14,457
     ----------------------------------------------------------------------------------------------------------
     Countrywide Funding Corp., 6.05% Gtd. Medium-Term
     Nts., Series D, 3/1/01                                                         15,000              14,683
     ----------------------------------------------------------------------------------------------------------
     Ford Motor Credit Co., 6.25% Unsub. Nts., 2/26/98                              15,000
15,084
     ----------------------------------------------------------------------------------------------------------
     General Motors Acceptance Corp., 5.625% Nts., 2/15/01                          25,000
24,109
     ----------------------------------------------------------------------------------------------------------
     GPA Delaware, Inc., 8.75% Gtd. Nts., 12/15/98                                  50,000              51,125
     ----------------------------------------------------------------------------------------------------------
     Merrill Lynch & Co., Inc., 6.50% Nts., 4/1/01                                  20,000              19,912

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)


                                                                                 PRINCIPAL        MARKET VALUE
                                                                                    AMOUNT            (NOTE 1)
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL (CONTINUED)
     ----------------------------------------------------------------------------------------------------------
     Salomon, Inc., 8.69% Sr. Medium-Term Nts., Series D, 3/1/99                  $ 35,000          $
36,514
                                                                                                    -----------
                                                                                                       271,408
---------------------------------------------------------------------------------------------------------------
INSURANCE - 0.2%
     ----------------------------------------------------------------------------------------------------------
     Cigna Corp., 7.90% Nts., 12/14/98                                              30,000              30,867
     ----------------------------------------------------------------------------------------------------------
     SunAmerica, Inc., 9% Sr. Nts., 1/15/99                                         35,000              36,626
     ----------------------------------------------------------------------------------------------------------
     Travelers/Aetna Property Casualty Corp., 6.75% Nts.,
     4/15/01                                                                        15,000              15,080
                                                                                                    -----------
                                                                                                        82,573
---------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.6%
---------------------------------------------------------------------------------------------------------------
INDUSTRIAL MATERIALS - 0.2%
     ----------------------------------------------------------------------------------------------------------
     American Standard, Inc., 10.875% Sr. Nts., 5/15/99                             43,000              46,010
     ----------------------------------------------------------------------------------------------------------
     Portola Packaging, Inc., 10.75% Sr. Nts., 10/1/05                              50,000              52,125
                                                                                                    -----------
                                                                                                        98,135
---------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 0.1%
     ----------------------------------------------------------------------------------------------------------
     USI American Holdings, Inc., 7.25% Gtd. Sr. Nts., 12/1/06        (4)           40,000
39,450
---------------------------------------------------------------------------------------------------------------
MANUFACTURING - 0.2%
     ----------------------------------------------------------------------------------------------------------
     Jordan Industries, Inc., 10.375% Sr. Nts., 8/1/03                              50,000              49,500
     ----------------------------------------------------------------------------------------------------------
     Mark IV Industries, Inc., 8.75% Sub. Nts., 4/1/03                              10,000              10,363
                                                                                                    -----------
                                                                                                        59,863
---------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.1%
     ----------------------------------------------------------------------------------------------------------
     Federal Express Corp., 6.25% Nts., 4/15/98                                     15,000              15,011
     ----------------------------------------------------------------------------------------------------------
     Union Pacific Corp., 7% Nts., 6/15/00                                          15,000              15,224
                                                                                                    -----------
                                                                                                        30,235
---------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 1.8%
---------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 0.1%
     ----------------------------------------------------------------------------------------------------------
     Digital Equipment Corp., 7% Nts., 11/15/97                                     45,000              45,003
---------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.1%
     ----------------------------------------------------------------------------------------------------------
     Alpine Group, Inc., 12.25% Sr. Nts., 7/15/03                                   25,000              27,375
---------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY - 1.6%
     ----------------------------------------------------------------------------------------------------------
     American Communications Services, Inc., 0%/13% Sr. Disc.
     Nts., 11/1/05                                                    (3)          100,000              59,500
     ----------------------------------------------------------------------------------------------------------
     Arch Communications Group, Inc., 0%/10.875% Sr. Disc.
     Nts., 3/15/08                                                    (3)           75,000              43,219
     ----------------------------------------------------------------------------------------------------------
     Brooks Fiber Properties, Inc., 0%/11.875% Sr. Disc. Nts.,
     11/1/06                                                          (2)(3)        50,000              32,125
     ----------------------------------------------------------------------------------------------------------
     Continental Cablevision, Inc., 10.625% Sr. Sub. Nts.,
     6/15/02                                                                        40,000              42,897
     ----------------------------------------------------------------------------------------------------------
     MCI Communications Corp., 7.125% Sr. Nts., 1/20/00                             15,000
15,281
     ----------------------------------------------------------------------------------------------------------
     Metrocall, Inc., 10.375% Sr. Sub. Nts., 10/1/07                                50,000              42,750
     ----------------------------------------------------------------------------------------------------------
     MFS Communications Co., Inc., 0%/9.375% Sr. Disc. Nts.,
     1/15/04                                                          (3)           75,000              65,625
     ----------------------------------------------------------------------------------------------------------
     Nextel Communications, Inc., 0%/9.75% Sr. Disc. Nts.,
     8/15/04                                                          (3)           50,000              34,313
     ----------------------------------------------------------------------------------------------------------
     Omnipoint Corp., 11.625% Sr. Nts., 8/15/06                       (2)           75,000              78,375
     ----------------------------------------------------------------------------------------------------------
     Paging Network, Inc., 10.125% Sr. Sub. Nts., 8/1/07                            50,000              51,438
     ----------------------------------------------------------------------------------------------------------
     PriCellular Wireless Corp., 0%/12.25% Sr. Sub. Disc. Nts.,
     10/1/03                                                          (3)           75,000              64,500

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)


                                                                                 PRINCIPAL        MARKET VALUE
                                                                                    AMOUNT            (NOTE 1)
---------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY (CONTINUED)
     ----------------------------------------------------------------------------------------------------------
     Sprint Spectrum LP/Sprint Spectrum Finance Corp., 11% Sr.
     Nts., 8/15/06                                                                $ 75,000          $   81,563
     ----------------------------------------------------------------------------------------------------------
     Teleport Communications Group, Inc.:
     0%/11.125% Sr. Disc. Nts., 7/1/07                                (3)           25,000              17,250
     9.875% Sr. Nts., 7/1/06                                                        25,000              26,875
                                                                                                    -----------
                                                                                                       655,711
UTILITIES - 0.3%
ELECTRIC UTILITIES - 0.1%
     ----------------------------------------------------------------------------------------------------------
     Consumers Power Co., 8.75% Mtg. Nts., 2/15/98                                  15,000
15,350
     ----------------------------------------------------------------------------------------------------------
     El Paso Electric Co., 7.25% First Mtg. Nts., Series A, 2/1/99                  10,000
10,063
                                                                                                    -----------
                                                                                                        25,413
GAS UTILITIES - 0.1%
     ----------------------------------------------------------------------------------------------------------
     Northern Illinois Gas Co., 6.45% First Mtg. Bonds, 8/1/01                      50,000
49,978
TELEPHONE UTILITIES - 0.1%
     ----------------------------------------------------------------------------------------------------------
     Western Wireless Corp., 10.50% Sr. Sub. Nts., 2/1/07             (2)           50,000
52,438
                                                                                                    -----------

     Total Non-Convertible Corporate Bonds and Notes (Cost $4,880,943)
4,978,425

                                                                                    SHARES
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 69.8%
---------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 2.3%
---------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.1%
     ----------------------------------------------------------------------------------------------------------
     Daicel Chemical Industries Ltd.                                                10,000              46,782
     ----------------------------------------------------------------------------------------------------------
     Dexter Corp.                                                                    4,000             127,500
     ----------------------------------------------------------------------------------------------------------
     Hoechst AG                                                                      1,500              69,398
     ----------------------------------------------------------------------------------------------------------
     IMC Global, Inc.                                                                2,834             110,880
     ----------------------------------------------------------------------------------------------------------
     Millennium Chemicals, Inc.                                       (7)              478               8,484
     ----------------------------------------------------------------------------------------------------------
     Potash Corp. of Saskatchewan, Inc.                                              1,200             102,000
                                                                                                    -----------
                                                                                                       465,044
---------------------------------------------------------------------------------------------------------------
METALS - 0.9%
     ----------------------------------------------------------------------------------------------------------
     Carpenter Technology Corp.                                                      2,800             102,550
     ----------------------------------------------------------------------------------------------------------
     RMI Titanium Co.                                                 (7)            2,800              78,750
     ----------------------------------------------------------------------------------------------------------
     RTZ Corp. plc                                                                   4,000              64,272
     ----------------------------------------------------------------------------------------------------------
     UNR Industries, Inc.                                                           12,000              72,000
     ----------------------------------------------------------------------------------------------------------
     Western Mining Corp. Holdings Ltd.                                              9,000              56,686
                                                                                                    -----------
                                                                                                       374,258
---------------------------------------------------------------------------------------------------------------
PAPER - 0.3%
     ----------------------------------------------------------------------------------------------------------
     Fort Howard Corp.                                                (7)            5,000             138,437
---------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 12.6%
---------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 2.7%
     ----------------------------------------------------------------------------------------------------------
     Autoliv AB                                                                      2,000              87,580
     ----------------------------------------------------------------------------------------------------------
     Bridgestone Corp.                                                               3,000              56,862
     ----------------------------------------------------------------------------------------------------------
     Camden Property Trust                                                           4,800             137,400
     ----------------------------------------------------------------------------------------------------------
     Capstone Capital Corp.                                                          5,400             120,825
     ----------------------------------------------------------------------------------------------------------
     Cheung Kong (Holdings) Ltd.                                                     9,000              79,994
     ----------------------------------------------------------------------------------------------------------
     Crescent Real Estate Equities, Inc.                                             2,800             147,700
     ----------------------------------------------------------------------------------------------------------
     Groupe SEB SA                                                                     400              78,250

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)


                                                                                                  MARKET VALUE
                                                                                    SHARES            (NOTE 1)
---------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING (CONTINUED)
     ----------------------------------------------------------------------------------------------------------
     Health & Retirement Property Trust                                              6,200          $  120,125
     ----------------------------------------------------------------------------------------------------------
     Honda Motor Co.                                                                 3,000              85,552
     ----------------------------------------------------------------------------------------------------------
     Meditrust Corp.                                                                 3,000             120,000
     ----------------------------------------------------------------------------------------------------------
     Miller Industries, Inc.                                          (7)            3,600              72,000
     ----------------------------------------------------------------------------------------------------------
     Rinnai Corp.                                                                    2,000              40,148
                                                                                                    -----------
                                                                                                     1,146,436
---------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 3.3%
     ----------------------------------------------------------------------------------------------------------
     AMR Corp.                                                        (7)            1,200             105,750
     ----------------------------------------------------------------------------------------------------------
     Atlas Air, Inc.                                                  (7)            4,600             219,650
     ----------------------------------------------------------------------------------------------------------
     CDL Hotels International Ltd.                                                 164,000              93,820
     ----------------------------------------------------------------------------------------------------------
     Dover Downs Entertainment, Inc.                                  (7)            3,700              66,137
     ----------------------------------------------------------------------------------------------------------
     Einstein/Noah Bagel Corp.                                        (7)            2,700              80,325
     ----------------------------------------------------------------------------------------------------------
     EMI Group plc                                                                   2,700              63,815
     ----------------------------------------------------------------------------------------------------------
     Galoob Toys, Inc.                                                (7)              500               7,000
     ----------------------------------------------------------------------------------------------------------
     Granada Group plc                                                               5,000              73,916
     ----------------------------------------------------------------------------------------------------------
     Landry's Seafood Restaurants, Inc.                               (7)            2,800              59,850
     ----------------------------------------------------------------------------------------------------------
     Northwest Airlines Corp., Cl. A                                  (7)            1,500              58,687
     ----------------------------------------------------------------------------------------------------------
     Papa John's International, Inc.                                  (7)            2,625              88,594
     ----------------------------------------------------------------------------------------------------------
     Piccadilly Cafeterias, Inc.                                                     6,300              58,275
     ----------------------------------------------------------------------------------------------------------
     Regal Cinemas, Inc.                                              (7)            5,125             157,594
     ----------------------------------------------------------------------------------------------------------
     VideoServer, Inc.                                                (7)            2,700             114,750
     ----------------------------------------------------------------------------------------------------------
     Wyndham Hotel Corp.                                              (7)            4,900             120,662
                                                                                                    -----------
                                                                                                     1,368,825
---------------------------------------------------------------------------------------------------------------
MEDIA - 1.3%
     ----------------------------------------------------------------------------------------------------------
     Benpres Holdings Corp., Sponsored GDR                            (7)            5,000              37,500
     ----------------------------------------------------------------------------------------------------------
     Emmis Broadcasting Corp., Cl. A                                  (7)            2,200              72,050
     ----------------------------------------------------------------------------------------------------------
     Heftel Broadcasting Corp., A Shares                              (7)            2,200              69,300
     ----------------------------------------------------------------------------------------------------------
     Reed International plc                                                          5,000              94,044
     ----------------------------------------------------------------------------------------------------------
     Reuters Holdings plc                                                            8,000             102,986
     ----------------------------------------------------------------------------------------------------------
     Television Broadcasts Ltd.                                                     21,000              83,891
     ----------------------------------------------------------------------------------------------------------
     Wolters Kluwer NV                                                (7)              700              92,875
                                                                                                    -----------
                                                                                                       552,646
---------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 2.3%
     ----------------------------------------------------------------------------------------------------------
     Dollar Tree Stores, Inc.                                         (7)            2,400              91,800
     ----------------------------------------------------------------------------------------------------------
     Federated Department Stores, Inc.                                (7)            3,300             112,612
     ----------------------------------------------------------------------------------------------------------
     Marks & Spencer plc                                                             8,000              67,424
     ----------------------------------------------------------------------------------------------------------
     Nautica Enterprises, Inc.                                        (7)            5,000             126,250
     ----------------------------------------------------------------------------------------------------------
     North Face, Inc. (The)                                           (7)            3,700              71,225
     ----------------------------------------------------------------------------------------------------------
     Price/Costco, Inc.                                               (7)            4,700             118,087
     ----------------------------------------------------------------------------------------------------------
     St. John Knits, Inc.                                                            3,000             130,500
     ----------------------------------------------------------------------------------------------------------
     Wolverine World Wide, Inc.                                                      4,350             126,150
     ----------------------------------------------------------------------------------------------------------
     Zeneca Group plc                                                                4,000             112,715
                                                                                                    -----------
                                                                                                       956,763
---------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 3.0%
     ----------------------------------------------------------------------------------------------------------
     adidas AG                                                                         600              51,781
     ----------------------------------------------------------------------------------------------------------
     Brown Group, Inc.                                                               6,500             119,437
     ----------------------------------------------------------------------------------------------------------
     CDW Computer Centers, Inc.                                       (7)            2,550             151,247
     ----------------------------------------------------------------------------------------------------------
     Cifra SA de CV, Unsponsored ADR, B Shares                        (7)           38,000
46,436

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)


                                                                                                  MARKET VALUE
                                                                                    SHARES            (NOTE 1)
---------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY (CONTINUED)
     ----------------------------------------------------------------------------------------------------------
     Dickson Concepts International Ltd.                                            22,000           $  82,482
     ----------------------------------------------------------------------------------------------------------
     Finish Line, Inc., Cl. A                                         (7)            6,400             135,200
     ----------------------------------------------------------------------------------------------------------
     Jusco Co.                                                                       2,000              67,718
     ----------------------------------------------------------------------------------------------------------
     Koninklijke Ahold NV                                                            1,733             108,204
     ----------------------------------------------------------------------------------------------------------
     New England Business Service, Inc.                                              4,200              90,300
     ----------------------------------------------------------------------------------------------------------
     Next plc                                                                        7,000              68,229
     ----------------------------------------------------------------------------------------------------------
     Shimamura Co. Ltd.                                                              2,000              68,579
     ----------------------------------------------------------------------------------------------------------
     Toys 'R' Us, Inc.                                                (7)            4,500             135,000
     ----------------------------------------------------------------------------------------------------------
     U.S. Office Products Co.                                         (7)            3,700             126,262
                                                                                                    -----------
                                                                                                     1,250,875
---------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 10.0%
---------------------------------------------------------------------------------------------------------------
BEVERAGES - 0.9%
     ----------------------------------------------------------------------------------------------------------
     Anheuser-Busch Cos., Inc.                                                       5,600             224,000
     ----------------------------------------------------------------------------------------------------------
     Embotelladora Andina SA, Sponsored ADR                                          2,800              85,400
     ----------------------------------------------------------------------------------------------------------
     Quilmes Industrial Quinsa SA, Sponsored ADR                                     7,500              68,437
                                                                                                    -----------
                                                                                                       377,837
---------------------------------------------------------------------------------------------------------------
EDUCATION - 0.4%
     ----------------------------------------------------------------------------------------------------------
     ITT Educational Services, Inc.                                   (7)            3,700              85,562
     ----------------------------------------------------------------------------------------------------------
     Learning Tree International, Inc.                                (7)            3,000              88,500
                                                                                                    -----------
                                                                                                       174,062
---------------------------------------------------------------------------------------------------------------
FOOD - 1.5%
     ----------------------------------------------------------------------------------------------------------
     American Stores Co.                                                             3,200             130,800
     ----------------------------------------------------------------------------------------------------------
     Archer-Daniels-Midland Co.                                                      4,515              99,330
     ----------------------------------------------------------------------------------------------------------
     Carrefour Supermarche SA                                                          172             111,695
     ----------------------------------------------------------------------------------------------------------
     Danisco AS                                                                      1,500              91,034
     ----------------------------------------------------------------------------------------------------------
     Kroger Co.                                                       (7)            2,100              97,650
     ----------------------------------------------------------------------------------------------------------
     William Morrison Supermarkets plc                                              34,000              95,808
                                                                                                    -----------
                                                                                                       626,317
---------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 2.8%
     ----------------------------------------------------------------------------------------------------------
     Astra AB Free, Series A                                                         1,900              93,775
     ----------------------------------------------------------------------------------------------------------
     Bristol-Myers Squibb Co.                                                        1,800             195,750
     ----------------------------------------------------------------------------------------------------------
     Clintrials Research, Inc.                                        (7)            4,700             106,925
     ----------------------------------------------------------------------------------------------------------
     Dura Pharmaceuticals, Inc.                                       (7)            3,600             171,900
     ----------------------------------------------------------------------------------------------------------
     Glaxo Wellcome plc, Sponsored ADR                                               3,600             114,300
     ----------------------------------------------------------------------------------------------------------
     Jones Medical Industries, Inc.                                                  3,500             128,187
     ----------------------------------------------------------------------------------------------------------
     Medicis Pharmaceutical Corp., Cl. A                              (7)            1,800              79,200
     ----------------------------------------------------------------------------------------------------------
     Novartis AG                                                      (7)              100             114,171
     ----------------------------------------------------------------------------------------------------------
     Schering AG                                                                     1,000              84,290
     ----------------------------------------------------------------------------------------------------------
     Takeda Chemical Industries Ltd.                                                 5,000             104,678
                                                                                                    -----------
                                                                                                     1,193,176
---------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 3.2%
     ----------------------------------------------------------------------------------------------------------
     CNS, Inc.                                                        (7)            3,200              46,000
     ----------------------------------------------------------------------------------------------------------
     Columbia/HCA Healthcare Corp.                                                   2,950             120,212
     ----------------------------------------------------------------------------------------------------------
     Compdent Corp.                                                   (7)            2,000              70,500
     ----------------------------------------------------------------------------------------------------------
     Luxottica Group SpA, Sponsored ADR                                              1,600              83,200
     ----------------------------------------------------------------------------------------------------------
     National Surgery Centers, Inc.                                   (7)            3,100             117,800
     ----------------------------------------------------------------------------------------------------------
     OrNda Healthcorp                                                 (7)            3,400              99,450
     ----------------------------------------------------------------------------------------------------------
     Orthodontic Centers of America, Inc.                             (7)            3,700              59,200

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)


                                                                                                  MARKET VALUE
                                                                                    SHARES            (NOTE 1)
---------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES (CONTINUED)
     ----------------------------------------------------------------------------------------------------------
     Pediatrix Medical Group, Inc.                                    (7)            3,100          $  114,312
     ----------------------------------------------------------------------------------------------------------
     Physician Sales & Service, Inc.                                  (7)            5,000              71,875
     ----------------------------------------------------------------------------------------------------------
     Renal Treatment Centers, Inc.                                    (7)            4,200             107,100
     ----------------------------------------------------------------------------------------------------------
     Rural/Metro Corp.                                                (7)            3,500             126,000
     ----------------------------------------------------------------------------------------------------------
     SmithKline Beecham plc                                                         13,296             184,372
     ----------------------------------------------------------------------------------------------------------
     Total Renal Care Holdings, Inc.                                  (7)            2,800             101,500
     ----------------------------------------------------------------------------------------------------------
     WellPoint Health Networks, Inc.                                  (7)            1,300              44,687
                                                                                                    -----------
                                                                                                     1,346,208
---------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 1.0%
     ----------------------------------------------------------------------------------------------------------
     Blyth Industries, Inc.                                           (7)            3,200             146,000
     ----------------------------------------------------------------------------------------------------------
     L'OREAL                                                                           250              93,965
     ----------------------------------------------------------------------------------------------------------
     Premark International, Inc.                                                     5,600             124,600
     ----------------------------------------------------------------------------------------------------------
     Tupperware Corp.                                                                1,400              75,075
                                                                                                    -----------
                                                                                                       439,640
---------------------------------------------------------------------------------------------------------------
TOBACCO - 0.2%
     ----------------------------------------------------------------------------------------------------------
     Imperial Tobacco Group plc, ADR                                  (7)            1,675              21,613
     ----------------------------------------------------------------------------------------------------------
     PT Gudang Garam                                                  (7)           18,000              77,714
                                                                                                    -----------
                                                                                                        99,327
---------------------------------------------------------------------------------------------------------------
ENERGY - 3.1%
     ----------------------------------------------------------------------------------------------------------
     Amoco Corp.                                                                     2,900             233,450
     ----------------------------------------------------------------------------------------------------------
     Atlantic Richfield Co.                                                          1,300             172,250
     ----------------------------------------------------------------------------------------------------------
     Chevron Corp.                                                                   4,600             299,000
     ----------------------------------------------------------------------------------------------------------
     Exxon Corp.                                                                     2,600             254,800
     ----------------------------------------------------------------------------------------------------------
     Mobil Corp.                                                                     2,100             256,725
     ----------------------------------------------------------------------------------------------------------
     Total SA, B Shares                                                              1,000              81,174
                                                                                                    -----------
                                                                                                     1,297,399
---------------------------------------------------------------------------------------------------------------
FINANCIAL - 8.2%
---------------------------------------------------------------------------------------------------------------
BANKS - 3.7%
     ----------------------------------------------------------------------------------------------------------
     Banco Popular Espanol SA                                                          400              78,552
     ----------------------------------------------------------------------------------------------------------
     Bank of Boston Corp.                                                            4,800             308,400
     ----------------------------------------------------------------------------------------------------------
     BankAmerica Corp.                                                               3,700             369,075
     ----------------------------------------------------------------------------------------------------------
     Chase Manhattan Corp. (New)                                                     2,200             196,350
     ----------------------------------------------------------------------------------------------------------
     HSBC Holdings plc                                                               4,000              85,585
     ----------------------------------------------------------------------------------------------------------
     Malayan Banking Berhad                                                          6,000              66,521
     ----------------------------------------------------------------------------------------------------------
     NationsBank Corp.                                                               2,000             195,500
     ----------------------------------------------------------------------------------------------------------
     PNC Bank Corp.                                                                  6,300             237,037
                                                                                                    -----------
                                                                                                     1,537,020
---------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 2.9%
     ----------------------------------------------------------------------------------------------------------
     Amresco, Inc.                                                    (7)            4,600             123,050
     ----------------------------------------------------------------------------------------------------------
     First Pacific Co. Ltd.                                                         42,000              54,570
     ----------------------------------------------------------------------------------------------------------
     Haw Par Brothers International Ltd.                                            36,000              81,840
     ----------------------------------------------------------------------------------------------------------
     ING Groep NV                                                                    2,500              89,898
     ----------------------------------------------------------------------------------------------------------
     Lend Lease Corp. Ltd.                                                           4,000              77,519
     ----------------------------------------------------------------------------------------------------------
     Nichiei Co. Ltd.                                                                1,000              73,318
     ----------------------------------------------------------------------------------------------------------
     Oxford Resources Corp., Cl. A                                    (7)            3,200              98,800
     ----------------------------------------------------------------------------------------------------------
     Perlis Plantations Berhad                                                      25,500              79,261
     ----------------------------------------------------------------------------------------------------------
     Salomon, Inc.                                                                   1,500              70,687

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                  MARKET VALUE
                                                                                    SHARES        (NOTE 1)
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL (CONTINUED)
     ---------------------------------------------------------------------------------------------------------
     Sirrom Capital Corp.                                                            2,900       $     106,575
     ---------------------------------------------------------------------------------------------------------
     Southcorp Holdings Ltd.                                                        25,000              79,425
     ---------------------------------------------------------------------------------------------------------
     Swire Pacific Ltd., Cl. B                                                      57,000              86,219
     ---------------------------------------------------------------------------------------------------------
     Travelers Group, Inc.                                                           2,500             113,437
     ---------------------------------------------------------------------------------------------------------
     United Industrial Corp. Ltd.                                                  100,000              84,357
                                                                                                 -------------
                                                                                                     1,218,956
--------------------------------------------------------------------------------------------------------------
INSURANCE - 1.6%
     ---------------------------------------------------------------------------------------------------------
     AFLAC, Inc.                                                                     3,100             132,525
     ---------------------------------------------------------------------------------------------------------
     Conseco, Inc.                                                                   1,800             114,750
     ---------------------------------------------------------------------------------------------------------
     General Re Corp.                                                                  900             141,975
     ---------------------------------------------------------------------------------------------------------
     Hartford Steam Boiler Inspection & Insurance Co.                                2,500             115,938
     ---------------------------------------------------------------------------------------------------------
     Sumitomo Marine & Fire Insurance Co.                                            8,000              49,625
     ---------------------------------------------------------------------------------------------------------
     Travelers/Aetna Property Casualty Corp., Cl. A                                  3,900             137,963
                                                                                                 -------------
                                                                                                       692,776
--------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 9.4%
--------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.5%
     ---------------------------------------------------------------------------------------------------------
     ABB AG                                                                             65              80,601
     ---------------------------------------------------------------------------------------------------------
     Johnson Electric Holdings Ltd.                                                 30,000              82,999
     ---------------------------------------------------------------------------------------------------------
     Mabuchi Motor Co.                                                                 800              40,183
                                                                                                 -------------
                                                                                                       203,783
--------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 3.5%
     ---------------------------------------------------------------------------------------------------------
     Computer Horizons Corp.                                          (7)            3,500             134,750
     ---------------------------------------------------------------------------------------------------------
     Corestaff, Inc.                                                  (7)            5,300             125,544
     ---------------------------------------------------------------------------------------------------------
     Corrections Corp. of America                                     (7)            4,600             140,875
     ---------------------------------------------------------------------------------------------------------
     DT Industries, Inc.                                                             1,800              63,000
     ---------------------------------------------------------------------------------------------------------
     Hays plc                                                                        9,000              86,644
     ---------------------------------------------------------------------------------------------------------
     Kurita Water Industries Ltd.                                                    3,000              60,481
     ---------------------------------------------------------------------------------------------------------
     NGK Spark Plug Co.                                                             10,000             109,417
     ---------------------------------------------------------------------------------------------------------
     NOVA Corp.                                                       (7)            3,000              66,375
     ---------------------------------------------------------------------------------------------------------
     Precision Response Corp.                                         (7)            1,900              66,738
     ---------------------------------------------------------------------------------------------------------
     SGS Societe Generale de Surveillance Holding SA, Series B                          35
85,759
     ---------------------------------------------------------------------------------------------------------
     SITEL Corp.                                                      (7)            6,000              85,500
     ---------------------------------------------------------------------------------------------------------
     Tetra Tech, Inc.                                                 (7)            4,500              88,875
     ---------------------------------------------------------------------------------------------------------
     Transaction Systems Architects, Inc., Cl. A                      (7)            3,900             129,675
     ---------------------------------------------------------------------------------------------------------
     United Waste Systems, Inc.                                       (7)            6,400             220,000
                                                                                                 -------------
                                                                                                     1,463,633
--------------------------------------------------------------------------------------------------------------
MANUFACTURING - 4.9%
     ---------------------------------------------------------------------------------------------------------
     AGCO Corp.                                                                      3,800             108,775
     ---------------------------------------------------------------------------------------------------------
     Bic Corp.                                                                         500              74,826
     ---------------------------------------------------------------------------------------------------------
     Canon Sales Co., Inc.                                                           3,300              73,352
     ---------------------------------------------------------------------------------------------------------
     Case Corp.                                                                      2,500             136,250
     ---------------------------------------------------------------------------------------------------------
     Chicago Miniature Lamp, Inc.                                     (7)            2,850             118,275
     ---------------------------------------------------------------------------------------------------------
     Deere & Co.                                                                     2,900             117,813
     ---------------------------------------------------------------------------------------------------------
     General Signal Corp.                                                            2,700             115,425
     ---------------------------------------------------------------------------------------------------------
     Hanson plc, ADR                                                                 6,700              45,225
     ---------------------------------------------------------------------------------------------------------
     Hutchison Whampoa Ltd.                                                         10,000              78,539
     ---------------------------------------------------------------------------------------------------------
     Ingersoll-Rand Co.                                                              2,100              93,450
     ---------------------------------------------------------------------------------------------------------
     Komatsu Ltd.                                                                    7,000              57,293

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                  MARKET VALUE
                                                                                    SHARES        (NOTE 1)
--------------------------------------------------------------------------------------------------------------
MANUFACTURING (CONTINUED)
     ---------------------------------------------------------------------------------------------------------
     Mannesmann AG                                                                     195       $      83,790
     ---------------------------------------------------------------------------------------------------------
     Mark IV Industries, Inc.                                                        1,995              45,137
     ---------------------------------------------------------------------------------------------------------
     Mitsubishi Heavy Industries Ltd.                                                6,000              47,558
     ---------------------------------------------------------------------------------------------------------
     NSK Ltd.                                                                        3,000              18,144
     ---------------------------------------------------------------------------------------------------------
     PACCAR, Inc.                                                                    3,900             265,200
     ---------------------------------------------------------------------------------------------------------
     Shinmaywa Industries Ltd.                                                       2,000              14,698
     ---------------------------------------------------------------------------------------------------------
     Sidel SA                                                                        1,200              82,405
     ---------------------------------------------------------------------------------------------------------
     SMC Corp.                                                                         100               6,711
     ---------------------------------------------------------------------------------------------------------
     Textron, Inc.                                                                   2,200             207,350
     ---------------------------------------------------------------------------------------------------------
     Tyco International Ltd.                                                         1,900             100,463
     ---------------------------------------------------------------------------------------------------------
     U.S. Industries, Inc.                                            (7)            4,600             158,125
                                                                                                 -------------
                                                                                                     2,048,804
--------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.5%
     ---------------------------------------------------------------------------------------------------------
     Brambles Industries Ltd.                                                        4,000              77,996
     ---------------------------------------------------------------------------------------------------------
     Union Pacific Corp.                                                             2,000             120,250
                                                                                                 -------------
                                                                                                       198,246
--------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 16.1%
--------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 3.1%
     ---------------------------------------------------------------------------------------------------------
     General Dynamics Corp.                                                          4,000             282,000
     ---------------------------------------------------------------------------------------------------------
     Goodrich (B.F.) Co.                                                             4,600             186,300
     ---------------------------------------------------------------------------------------------------------
     Lockheed Martin Corp.                                                           2,700             247,050
     ---------------------------------------------------------------------------------------------------------
     McDonnell Douglas Corp.                                                         2,400             153,600
     ---------------------------------------------------------------------------------------------------------
     Rockwell International Corp.                                                    3,500             213,063
     ---------------------------------------------------------------------------------------------------------
     TRW, Inc.                                                                       4,300             212,850
                                                                                                 -------------
                                                                                                     1,294,863
--------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 1.9%
     ---------------------------------------------------------------------------------------------------------
     Canon, Inc.                                                                     6,000             132,334
     ---------------------------------------------------------------------------------------------------------
     Citrix Systems, Inc.                                             (7)            2,700             105,469
     ---------------------------------------------------------------------------------------------------------
     Dell Computer Corp.                                              (7)            2,200             116,875
     ---------------------------------------------------------------------------------------------------------
     Gateway 2000, Inc.                                               (7)            1,100              58,919
     ---------------------------------------------------------------------------------------------------------
     Henry (Jack) & Associates, Inc.                                                 2,200              78,650
     ---------------------------------------------------------------------------------------------------------
     Insight Enterprises, Inc.                                        (7)            2,400              67,200
     ---------------------------------------------------------------------------------------------------------
     Network Appliance, Inc.                                          (7)            1,800              91,575
     ---------------------------------------------------------------------------------------------------------
     Storage Technology Corp. (New)                                   (7)            3,400             161,925
                                                                                                 -------------
                                                                                                       812,947
--------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 5.1%
     ---------------------------------------------------------------------------------------------------------
     Applix, Inc.                                                     (7)            3,000              65,625
     ---------------------------------------------------------------------------------------------------------
     Cambridge Technology Partners, Inc.                              (7)            3,700             124,181
     ---------------------------------------------------------------------------------------------------------
     EPIC Design Technology, Inc.                                     (7)            2,800              70,000
     ---------------------------------------------------------------------------------------------------------
     Inso Corp.                                                       (7)            1,700              67,575
     ---------------------------------------------------------------------------------------------------------
     JDA Software Group, Inc.                                         (7)            2,600              74,100
     ---------------------------------------------------------------------------------------------------------
     Medic Computer Systems, Inc.                                     (7)            1,800              72,563
     ---------------------------------------------------------------------------------------------------------
     National Data Corp.                                                             1,700              73,950
     ---------------------------------------------------------------------------------------------------------
     Pegasystems, Inc.                                                (7)            2,500              75,313
     ---------------------------------------------------------------------------------------------------------
     Project Software & Development, Inc.                             (7)            3,800             161,025
     ---------------------------------------------------------------------------------------------------------
     Rational Software Corp.                                          (7)            5,700             225,506
     ---------------------------------------------------------------------------------------------------------
     Remedy Corp.                                                     (7)            2,400             129,000
     ---------------------------------------------------------------------------------------------------------
     SAP AG, Preference                                                                400              54,973

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                  MARKET VALUE
                                                                                    SHARES        (NOTE 1)
--------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE (CONTINUED)
     ---------------------------------------------------------------------------------------------------------
     Sapient Corp.                                                    (7)            1,600       $      67,400
     ---------------------------------------------------------------------------------------------------------
     Scopus Technology, Inc.                                          (7)            2,200             102,300
     ---------------------------------------------------------------------------------------------------------
     Security Dynamics Technologies, Inc.                             (7)            3,100              97,650
     ---------------------------------------------------------------------------------------------------------
     Sykes Enterprises, Inc.                                          (7)            2,700             101,250
     ---------------------------------------------------------------------------------------------------------
     Technology Solutions Co.                                         (7)            2,200              91,300
     ---------------------------------------------------------------------------------------------------------
     Verilink Corp.                                                   (7)            3,300             109,725
     ---------------------------------------------------------------------------------------------------------
     Veritas Software Corp.                                           (7)            2,350             116,913
     ---------------------------------------------------------------------------------------------------------
     Viasoft, Inc.                                                    (7)            1,400              66,150
     ---------------------------------------------------------------------------------------------------------
     Visio Corp.                                                      (7)            1,800              89,100
     ---------------------------------------------------------------------------------------------------------
     Wind River Systems                                               (7)            1,900              90,013
                                                                                                 -------------
                                                                                                     2,125,612
--------------------------------------------------------------------------------------------------------------
ELECTRONICS - 3.3%
     ---------------------------------------------------------------------------------------------------------
     Bowthorpe plc                                                                  13,000             100,879
     ---------------------------------------------------------------------------------------------------------
     Electrocomponents plc                                                          13,000             102,660
     ---------------------------------------------------------------------------------------------------------
     Getronics NV                                                                    3,300              89,476
     ---------------------------------------------------------------------------------------------------------
     Input/Output, Inc.                                               (7)            1,900              35,150
     ---------------------------------------------------------------------------------------------------------
     Intel Corp.                                                                     1,000             130,938
     ---------------------------------------------------------------------------------------------------------
     Keyence Corp.                                                                     600              73,921
     ---------------------------------------------------------------------------------------------------------
     Kyocera Corp.                                                                   1,000              62,204
     ---------------------------------------------------------------------------------------------------------
     Matsushita Electric Industrial Co.                                              4,000              65,133
     ---------------------------------------------------------------------------------------------------------
     Matsushita Electric Works Ltd.                                                  6,000              51,538
     ---------------------------------------------------------------------------------------------------------
     Nitto Denko Corp.                                                               6,000              87,878
     ---------------------------------------------------------------------------------------------------------
     Samsung Electronics Co., Sponsored GDR                           (2)            1,950              35,978
     ---------------------------------------------------------------------------------------------------------
     Sony Corp.                                                                      1,400              91,548
     ---------------------------------------------------------------------------------------------------------
     Supertex, Inc.                                                   (7)            2,700              35,438
     ---------------------------------------------------------------------------------------------------------
     TDK Corp.                                                                       2,000             130,094
     ---------------------------------------------------------------------------------------------------------
     Vitesse Semiconductor Corp.                                      (7)            2,900             131,950
     ---------------------------------------------------------------------------------------------------------
     Waters Corp.                                                     (7)            5,000             151,875
                                                                                                 -------------
                                                                                                     1,376,660
--------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY - 2.7%
     ---------------------------------------------------------------------------------------------------------
     Allen Group, Inc.                                                (7)            3,500              77,875
     ---------------------------------------------------------------------------------------------------------
     Aspect Telecommunications Corp.                                  (7)            3,200             203,200
     ---------------------------------------------------------------------------------------------------------
     British Sky Broadcasting Group plc                                              8,500              76,006
     ---------------------------------------------------------------------------------------------------------
     Cable Design Technologies Corp.                                  (7)            2,750              85,594
     ---------------------------------------------------------------------------------------------------------
     Comverse Technology, Inc.                                        (7)            3,900             147,469
     ---------------------------------------------------------------------------------------------------------
     DSP Communications, Inc.                                         (7)            7,800             151,125
     ---------------------------------------------------------------------------------------------------------
     L.M. Ericsson Telephone Co., Cl. B, ADR                                         3,520             106,260
     ---------------------------------------------------------------------------------------------------------
     Premisys Communications, Inc.                                    (7)            1,400              47,250
     ---------------------------------------------------------------------------------------------------------
     Telecom Corp. of New Zealand Ltd.                                              19,000              96,923
     ---------------------------------------------------------------------------------------------------------
     Telecom Italia Mobile SpA                                                      25,000              63,200
     ---------------------------------------------------------------------------------------------------------
     Vodafone Group plc                                                             22,000              92,896
                                                                                                 -------------
                                                                                                     1,147,798
--------------------------------------------------------------------------------------------------------------
UTILITIES - 8.1%
--------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 3.2%
     ---------------------------------------------------------------------------------------------------------
     American Electric Power Co., Inc.                                               4,100             168,613
     ---------------------------------------------------------------------------------------------------------
     CalEnergy, Inc.                                                  (7)            2,100              70,613
     ---------------------------------------------------------------------------------------------------------
     Entergy Corp.                                                                   7,100             197,025
     ---------------------------------------------------------------------------------------------------------
     FPL Group, Inc.                                                                 4,900             225,400

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                                  MARKET VALUE
                                                                                    SHARES        (NOTE 1)
--------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES (CONTINUED)
     ---------------------------------------------------------------------------------------------------------
     Illinova Corp.                                                                  3,400       $      93,500
     ---------------------------------------------------------------------------------------------------------
     Kansas City Power & Light Co.                                                   4,500             128,250
     ---------------------------------------------------------------------------------------------------------
     Korea Electric Power Corp.                                                      2,400              69,829
     ---------------------------------------------------------------------------------------------------------
     Texas Utilities Co.                                                             3,800             154,850
     ---------------------------------------------------------------------------------------------------------
     Veba AG                                                                         2,000             114,852
     ---------------------------------------------------------------------------------------------------------
     Western Resources, Inc.                                                         3,500             108,063
                                                                                                 -------------
                                                                                                     1,330,995
--------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 3.3%
     ---------------------------------------------------------------------------------------------------------
     Columbia Gas System, Inc.                                                       3,800             241,775
     ---------------------------------------------------------------------------------------------------------
     El Paso Natural Gas Co.                                                         3,500             176,750
     ---------------------------------------------------------------------------------------------------------
     Hong Kong & China Gas Co. Ltd.                                                 43,200              83,496
     ---------------------------------------------------------------------------------------------------------
     National Fuel Gas Co.                                                           3,700             152,625
     ---------------------------------------------------------------------------------------------------------
     PanEnergy Corp.                                                                 9,400             423,000
     ---------------------------------------------------------------------------------------------------------
     Questar Corp.                                                                   6,300             231,525
     ---------------------------------------------------------------------------------------------------------
     RWE AG, Preference                                                              1,850              61,822
                                                                                                 -------------
                                                                                                     1,370,993
--------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 1.6%
     ---------------------------------------------------------------------------------------------------------
     Ameritech Corp.                                                                 2,000             121,250
     ---------------------------------------------------------------------------------------------------------
     DDI Corp.                                                                          20             131,989
     ---------------------------------------------------------------------------------------------------------
     GTE Corp.                                                                       5,400             245,700
     ---------------------------------------------------------------------------------------------------------
     NYNEX Corp.                                                                     2,300             110,688
     ---------------------------------------------------------------------------------------------------------
     Telefonica de Espana, ADS                                                       3,000              69,657
                                                                                                 -------------
                                                                                                       679,284
                                                                                                 -------------

     Total Common Stocks (Cost $24,385,177)                                                         29,309,620

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.5%
--------------------------------------------------------------------------------------------------------------
     Case Corp., $4.50 Cum. Cv., Series A, Non-vtg.                                  1,100             147,125
     ---------------------------------------------------------------------------------------------------------
     K-III Communications Corp., 10% Exchangeable Preferred
     Stock, Series D                                                  (4)              500              49,125
     ---------------------------------------------------------------------------------------------------------
     Renong Berhad, 4% Irredeemable Cv. Unsec. Loan Stocks            (7)            4,400
1,847
                                                                                                 -------------

     Total Preferred Stocks (Cost $157,086)                                                            198,097

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES - 0.0%
--------------------------------------------------------------------------------------------------------------
     American Communications Services, Inc. Wts., Exp. 11/05                           100
9,000
     ---------------------------------------------------------------------------------------------------------
     Haw Par Brothers International Ltd. Wts., Exp. 7/01                             2,500               2,484
     ---------------------------------------------------------------------------------------------------------
     Hong Kong & China Gas Co. Ltd. Wts., Exp. 9/97                                  2,600               1,446
     ---------------------------------------------------------------------------------------------------------
     In-Flight Phone Corp. Wts., Exp. 8/02                                              50                  --
     ---------------------------------------------------------------------------------------------------------
     Renong Berhad Wts., Exp. 11/00                                                  2,750               1,350
                                                                                                 -------------

     Total Rights, Warrants and Certificates (Cost $2,247)                                              14,280

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO STATEMENT OF INVESTMENTS (CONTINUED)

                                                                              PRINCIPAL          MARKET VALUE
                                                                              AMOUNT             (NOTE 1)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 14.4%
--------------------------------------------------------------------------------------------------------------
     Repurchase agreement with State Street Bank and Trust
     Co., 4.50%, dated 12/31/96, to be repurchased
     at $6,034,508 on 1/2/97, collateralized by U.S. Treasury
     Bonds, 8.875%-12%, 8/15/13-2/15/19, with a value of
     $3,157,394 and U. S. Treasury Nts., 4.75%-6.75%,
     2/28/98-4/30/00, with a value of $3,070,802
      (Cost $6,033,000)                                                       $  6,033,000       $   6,033,000

     ---------------------------------------------------------------------------------------------------------
     TOTAL INVESTMENTS, AT VALUE (COST $37,624,815)                                 101.8%
    42,731,227
     ---------------------------------------------------------------------------------------------------------
     LIABILITIES IN EXCESS OF OTHER ASSETS                                           (1.8)
(737,033)
                                                                              -----------        -------------
     NET ASSETS                                                                     100.0%       $  41,994,194
                                                                              -----------        -------------
                                                                              -----------        -------------

     1. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
     2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $487,013 or 1.16% of the Fund's net assets, at December 31, 1996.
     3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
     4. Identifies issues considered to be illiquid. These securities amount to $198,950 or 0.47% of the Fund's net assets, at December 31, 1996.
     5. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
     6.  Interest or dividend is paid in kind.
     7.  Non-income producing security.


See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1996

                                                                  TOTAL                             GOVERNMENT
   INTERNATIONAL
                                                                  RETURN            GROWTH          SECURITIES
      EQUITY
                                                                 PORTFOLIO          PORTFOLIO        PORTFOLIO
     PORTFOLIO

-------------------------------------------------------------------
ASSETS:
Investments, at value (cost * )(including repurchase
   agreements **) - see accompanying statements               $1,122,312,563      $592,436,908
$22,765,667
    $62,582,295
Cash                                                                 --                --                64,328
        135,043
Receivables:
   Dividends, interest and principal paydowns                      7,390,607           706,621
418,744
         71,288
   Shares of capital stock sold                                      417,064           341,044          --
         41,650
   Investments sold                                                      988               599          --
        479,252
Other                                                                 23,467             7,576            3,102
          3,535

-------------------------------------------------------------------
      Total assets                                             1,130,144,689       593,492,748       23,251,841
     63,313,063

-------------------------------------------------------------------
LIABILITIES:
Bank overdraft                                                       357,817           267,330          --
        --
Payables and other liabilities:
   Investments purchased                                           7,605,233         6,714,730          --
        657,448
   Shares of capital stock redeemed                                  --                203,044            3,363
          4,778
   Custodian fees                                                     65,755            35,170            2,585
         49,143
   Directors' fees                                                     3,337               225          --
            236
   Legal and auditing fees                                            25,691            19,830            6,083
         12,522
   Other                                                              11,188            30,141            4,232
          3,475

-------------------------------------------------------------------
        Total liabilities                                          8,069,021         7,270,470           16,263
        727,602

-------------------------------------------------------------------
NET ASSETS                                                    $1,122,075,668      $586,222,278
$23,235,578
    $62,585,461

-------------------------------------------------------------------

-------------------------------------------------------------------
COMPOSITION OF NET ASSETS:
Par value of shares of capital stock                                $586,603          $196,587          $21,267
        $48,645
Additional paid-in capital                                       911,149,095       419,687,972       22,202,774
     52,782,526
Undistributed net investment income                               38,224,047         6,282,780
1,450,831
        356,464
Accumulated net realized gain (loss) from investments
   and foreign currency transactions                              94,241,183        45,811,976
(406,979)
      1,034,996
Net unrealized appreciation (depreciation) on
   investments and translation of assets and
   liabilities denominated in foreign currencies                  77,874,740       114,242,963
(32,315)
      8,362,830

-------------------------------------------------------------------
NET ASSETS                                                    $1,122,075,668      $586,222,278
$23,235,578
    $62,585,461

-------------------------------------------------------------------

-------------------------------------------------------------------

SHARES OF CAPITAL STOCK OUTSTANDING                              586,602,688
196,587,477       21,267,047
     48,644,884
NET ASSET VALUE, REDEMPTION PRICE AND
OFFERING PRICE PER SHARE                                               $1.91             $2.98
$1.09
          $1.29
*Cost                                                         $1,044,437,823      $478,193,945      $22,797,982
    $54,219,894
**Repurchase agreements                                              --                --               --
     $1,802,000


See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1996

                                                                  LIFESPAN                          LIFESPAN
                                                                 DIVERSIFIED        LIFESPAN         CAPITAL
                                                                   INCOME           BALANCED       APPRECIATION
                                                                  PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                                 ----------------------------------------------
ASSETS:
Investments, at value (cost * )(including repurchase
   agreements **) - see accompanying statements                  $24,890,439       $51,187,601
$42,731,227
Cash                                                                 115,167           --              --
Receivables:
   Dividends and interest                                            305,332           338,750          151,404
   Shares of capital stock sold                                           --             1,799           25,993
   Investments sold                                                    4,449             1,877            1,877
Other                                                                  2,386             3,217            3,240
                                                                 ----------------------------------------------
      Total assets                                                25,317,773        51,533,244       42,913,741
                                                                 ----------------------------------------------
LIABILITIES:
Bank overdraft                                                       --                 30,455           26,247
Payables and other liabilities:
   Investments purchased                                             --                111,885          830,590
   Shares of capital stock redeemed
   Custodian fees                                                     27,295            39,911           48,357
   Directors' fees                                                       115                32              236
   Legal and auditing fees                                            15,348            10,092           10,718
   Other                                                                 916             4,546            3,399
                                                                 ----------------------------------------------
      Total liabilities                                               43,674           196,921          919,547
                                                                 ----------------------------------------------
NET ASSETS                                                       $25,274,099       $51,336,323      $41,994,194
                                                                 ----------------------------------------------
                                                                 ----------------------------------------------
COMPOSITION OF NET ASSETS:
Par value of shares of capital stock                                 $22,947           $43,471          $33,955
Additional paid-in capital                                        23,074,587        44,686,448       35,551,545
Undistributed net investment income                                1,127,966         1,053,055
371,899
Accumulated net realized gain (loss) from investments
   and foreign currency transactions                                  26,677           516,364          930,339
Net unrealized appreciation (depreciation) on
   investments and translation of assets and
   liabilities denominated in foreign currencies                   1,021,922         5,036,985
5,106,456
                                                                 ----------------------------------------------
NET ASSETS                                                       $25,274,099       $51,336,323      $41,994,194
                                                                 ----------------------------------------------
                                                                 ----------------------------------------------

SHARES OF CAPITAL STOCK OUTSTANDING                               22,947,272
43,471,343       33,955,474
NET ASSET VALUE, REDEMPTION PRICE AND
OFFERING PRICE PER SHARE                                               $1.10             $1.18
$1.24
*Cost                                                            $23,868,516       $46,150,645      $37,624,815
**Repurchase agreements                                           $1,678,000        $6,244,000
$6,033,000





See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                   TOTAL                              GOVERNMENT
   INTERNATIONAL
                                                                   RETURN             GROWTH          SECURITIES
       EQUITY
                                                                  PORTFOLIO          PORTFOLIO         PORTFOLIO
      PORTFOLIO

----------------------------------------------------------------
INVESTMENT INCOME:
Interest (net of withholding taxes of *)                         $41,163,350        $2,981,247
$1,606,277
     $  271,792
Dividends (net of withholding taxes of **)                         8,211,955         7,925,458            --
        847,225

----------------------------------------------------------------
   Total income                                                   49,375,305        10,906,705         1,606,277
      1,119,017

----------------------------------------------------------------
EXPENSES:
Management fees - see applicable note                              5,817,245         2,801,667
125,427
        569,471
Custodian fees and expenses                                            4,429            16,620             8,585
         88,174
Legal and auditing fees                                                1,165             5,693             6,410
         23,739
Directors' fees and expenses                                             841               456            --
          3,466
Registration and filing fees                                          10,587            29,232            --
          3,210
Other                                                                 --                --                 6,417
         --

----------------------------------------------------------------
   Total expenses                                                  5,834,267         2,853,668           146,839
        688,060

----------------------------------------------------------------
NET INVESTMENT INCOME                                             43,541,038         8,053,037
1,459,438
        430,957

----------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments                                                       94,961,143        45,460,285            45,633
      2,696,100
Foreign currency transactions                                         --                --                --
       (330,718)
Net change in unrealized appreciation or
   depreciation on:
Investments                                                      (35,958,926)       34,820,597          (990,673)
     4,643,048
Translation of assets and liabilities
   denominated in foreign currencies                                  --                --                --
       (666,798)

----------------------------------------------------------------
Net realized and unrealized gain (loss)                           59,002,217        80,280,882
(945,040)
     6,341,632

----------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                       $102,543,255       $88,333,919
   $514,398
     $6,772,589

----------------------------------------------------------------

----------------------------------------------------------------

*Interest                                                             $1,759            $1,593            --
        $13,057
**Dividends                                                          $10,551            $9,502            --
       $113,453

















See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC.
STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                   LIFESPAN                             LIFESPAN
                                                                  DIVERSIFIED        LIFESPAN           CAPITAL
                                                                    INCOME           BALANCED
APPRECIATION
                                                                   PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                 --------------------------------------------------
INVESTMENT INCOME:
Interest (net of withholding taxes of *)                          $1,349,314        $1,427,764
$619,088
Dividends (net of withholding taxes of **)                           228,453           458,739
447,273
                                                                 --------------------------------------------------
   Total income                                                    1,577,767         1,886,503         1,066,361
                                                                 --------------------------------------------------
EXPENSES:
Management fees - see applicable note                                171,569           355,893
281,564
Custodian fees and expenses                                           16,922            42,931            77,488
Accounting services fees                                              37,500            60,000            52,500
Legal and auditing fees                                               13,142            24,832            12,553
Directors' fees and expenses                                           3,740             3,628             3,183
Registration and filing fees                                             836             3,331             3,164
                                                                 --------------------------------------------------
   Total expenses                                                    243,709           490,615           430,452
                                                                 --------------------------------------------------
NET INVESTMENT INCOME                                              1,334,058         1,395,888
635,909
                                                                 --------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments                                                           34,119           753,292         1,195,176
Foreign currency transactions                                         --               (39,436)          (39,335)
Net change in unrealized appreciation or
   depreciation on:
Investments                                                          218,964         3,210,263         3,344,778
Translation of assets and liabilities
   denominated in foreign currencies                                  --               (77,981)          (74,912)
                                                                 --------------------------------------------------
Net realized and unrealized gain (loss)                              253,083         3,846,138         4,425,707
                                                                 --------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                         $1,587,141        $5,242,026
$5,061,616
                                                                 --------------------------------------------------
                                                                 --------------------------------------------------

*Interest                                                               $456            $7,538            $5,075
**Dividends                                                             $476            $3,324            $5,855






See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996 AND 1995

                                                                   TOTAL RETURN                        GROWTH
                                                                     PORTFOLIO                       PORTFOLIO

------------------------------------------------------------------
                                                               1996             1995            1996
1995


------------------------------------------------------------------
OPERATIONS:

Net investment income                                       $43,541,038      $38,709,494      $8,053,037
$6,203,284
Net realized gain (loss)                                     94,961,143       34,241,934      45,460,285
23,356,603
Net change in unrealized appreciation or depreciation       (35,958,926)     115,223,776
34,820,597
67,825,683

------------------------------------------------------------------


Net increase in net assets resulting from operations        102,543,255      188,175,204
88,333,919
97,385,570
DIVIDENDS AND DISTRIBUTIONS TO

SHAREHOLDERS:

Dividends from net investment income                         (5,852,700)     (38,529,255)     (1,827,903)

(6,148,312)
Distributions from net realized gain                         (3,476,504)     (31,137,474)     (2,683,361)
(21,759,918)
CAPITAL STOCK TRANSACTIONS:

Net increase (decrease) in net assets

   resulting from capital stock

   transactions - Note 2                                     34,935,466      133,283,017      96,464,501
106,262,512

------------------------------------------------------------------
NET ASSETS:

Total increase (decrease)                                   128,149,517      251,791,492     180,287,156
175,739,852
Beginning of period                                         993,926,151      742,134,659     405,935,122
230,195,270

------------------------------------------------------------------
End of period                                            $1,122,075,668     $993,926,151    $586,222,278
$405,935,122

------------------------------------------------------------------

------------------------------------------------------------------


Undistributed (overdistributed) net investment income       $38,224,047         $373,665
$6,282,780
$57,646



See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1996 AND 1995

                                                                     GOVERNMENT                     INTERNATIONAL
                                                                     SECURITIES                        EQUITY
                                                                     PORTFOLIO                       PORTFOLIO

----------------------------------------------------------------
                                                               1996             1995            1996
1995


----------------------------------------------------------------
OPERATIONS:

Net investment income                                       $1,459,438       $1,287,278        $430,957
$617,135
Net realized gain (loss)                                        45,633         (111,999)      2,365,382
(126,829)
Net change in unrealized appreciation or depreciation         (990,673)       2,348,269
3,976,250
3,546,088

----------------------------------------------------------------


Net increase in net assets resulting from operations           514,398        3,523,548       6,772,589

4,036,394
DIVIDENDS AND DISTRIBUTIONS TO

SHAREHOLDERS:

Dividends from net investment income                           (13,793)      (1,281,570)       (554,917)
(1,618,886)
Distributions from net realized gain                             --               --               --
(334,432)
CAPITAL STOCK TRANSACTIONS:

Net increase (decrease) in net assets

   resulting from capital stock

   transactions - Note 2                                    (1,573,635)       3,282,290      10,593,270
12,088,408

----------------------------------------------------------------
NET ASSETS:

Total increase (decrease)                                   (1,073,030)       5,524,268      16,810,942
14,171,484
Beginning of period                                         24,308,608       18,784,340      45,774,519
31,603,035

----------------------------------------------------------------
End of period                                              $23,235,578      $24,308,608     $62,585,461
$45,774,519

----------------------------------------------------------------

----------------------------------------------------------------


Undistributed (overdistributed) net investment income       $1,450,831          $13,793
$356,464
($2,025,132)



See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1996 AND 1995

                                                   LIFESPAN                                                LIFESPAN
                                                  DIVERSIFIED                  LIFESPAN                    CAPITAL
                                                    INCOME                     BALANCED
APPRECIATION
                                                   PORTFOLIO                   PORTFOLIO
PORTFOLIO

------------------------------------------------------------------------------------
                                            1996           1995(1)        1996          1995(1)       1996
  1995(1)

------------------------------------------------------------------------------------
OPERATIONS:

Net investment income                      $1,334,058      $347,542     $1,395,888      $349,522
$635,909
  $147,012
Net realized gain (loss)                       34,119        25,415        713,856      (186,996)    1,155,841

  (215,118)
Net change in unrealized appreciation

 or depreciation                              218,964       802,958      3,132,282     1,904,703     3,269,866

 1,836,590

------------------------------------------------------------------------------------


Net increase in net assets resulting

 from operations                            1,587,141     1,175,915      5,242,026     2,067,229
5,061,616
 1,768,484
DIVIDENDS AND DISTRIBUTIONS TO

SHAREHOLDERS:

Dividends from net investment income         (218,759)     (337,106)      (364,414)     (359,324)
(278,560)
  (163,733)
Distributions from net realized gain          (30,626)        --             --            --            --
     --
CAPITAL STOCK TRANSACTIONS:

Net increase (decrease) in net assets

   resulting from capital stock

   transactions - Note 2                    2,760,428    20,337,106     10,991,482    33,759,324
10,442,654
25,163,733

------------------------------------------------------------------------------------
NET ASSETS:

Total increase (decrease)                   4,098,184    21,175,915     15,869,094    35,467,229
15,225,710
26,768,484
Beginning of period                        21,175,915        --         35,467,229        --        26,768,484
    --

------------------------------------------------------------------------------------
End of period                             $25,274,099   $21,175,915    $51,336,323   $35,467,229
$41,994,194
$26,768,484

------------------------------------------------------------------------------------

------------------------------------------------------------------------------------


Undistributed (overdistributed)

 net investment income                     $1,127,966       $10,436     $1,053,055       ($9,802)
$371,899
  ($16,721)

1. For the period from September 1, 1995 (commencement of operations) to December 31, 1995.



See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC. - TOTAL RETURN PORTFOLIO
FINANCIAL HIGHLIGHTS
DECEMBER 31, 1996



                                             YEAR ENDED DECEMBER 31,
                                                1996(1)     1995      1994      1993      1992
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period             $1.75     $1.51     $1.65     $1.56     $1.57
-------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .07       .07       .06       .06       .07
Net realized and unrealized gain (loss)            .11       .30      (.09)      .20       .10
-------------------------------------------------------------------------------------------------
Total income (loss) from investment
operations                                         .18       .37      (.03)      .26       .17
-------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income              (.01)     (.07)     (.06)     (.06)     (.07)
Distributions from net realized gain              (.01)     (.06)     (.05)     (.11)     (.11)
-------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                   (.02)     (.13)     (.11)     (.17)     (.18)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                   $1.91     $1.75     $1.51     $1.65     $1.56
                                             ----------------------------------------------------
                                             ----------------------------------------------------

-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)             10.14%    24.66%     (1.97)%  16.28%
 10.21%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)         $1,122      $994      $742      $610      $402
-------------------------------------------------------------------------------------------------
Average net assets (in millions)                $1,058      $864(3)   $687(3)   $502(3)   $345(3)
-------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                            4.12%     4.48%     4.21%     3.90%     4.27%
Expenses                                         0.55%     0.59%     0.56%     0.60%     0.68%
-------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                      104.3%     62.3%     88.3%    161.6%    182.1%
Average brokerage commission rate(5)           $0.0641        --        --        --        --


1. On March 1, 1996, OppenheimerFunds, Inc. became the investment adviser to the Fund.
2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3.  This information is not covered by audit opinion.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $1,029,361,054 and $895,368,455, respectively.
5. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC. - GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
DECEMBER 31, 1996



                                              YEAR ENDED DECEMBER 31,
                                                1996(1)        1995        1994         1993        1992
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period             $2.53        $1.97       $2.08        $1.91       $1.87
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .04          .04         .03          .04         .04
Net realized and unrealized gain (loss)            .43          .71        (.04)         .36         .19
----------------------------------------------------------------------------------------------------------
Total income (loss) from investment
operations                                         .47          .75        (.01)         .40         .23
----------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income              (.01)        (.04)       (.03)        (.04)       (.04)
Distributions from net realized gain              (.01)        (.15)       (.07)        (.19)       (.15)
----------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                   (.02)        (.19)       (.10)        (.23)       (.19)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $2.98        $2.53       $1.97        $2.08       $1.91
                                             -------------------------------------------------------------
                                             -------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)             18.87%       38.06%       (0.51)%
21.22%      12.36%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)      $586,222     $405,935    $230,195     $165,775
$101,215
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $494,281     $303,193(3) $198,879(3)  $131,292(3)
$85,003(3)
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                            1.63%        2.01%       1.87%        2.30%       2.19%
Expenses                                         0.58%        0.66%       0.67%        0.69%       0.76%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                       82.5%        69.3%       97.3%        97.6%      136.1%
Average brokerage commission rate(5)           $0.0697           --          --           --          --


1. On March 1, 1996, OppenheimerFunds, Inc. became the investment adviser to the Fund.
2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3.  This information is not covered by audit opinion.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $425,023,373 and $361,436,894, respectively.
5. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.



See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC. - GOVERNMENT SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
DECEMBER 31, 1996

                                                  YEAR ENDED DECEMBER 31,
                                                   1996(2)       1995         1994        1993       1992(1)
------------------------------------------------------------------------------------------------------------------
--
PER SHARE OPERATING DATA:
Net asset value, beginning of period                $1.07       $0.95        $1.06       $1.01        $1.00
------------------------------------------------------------------------------------------------------------------
--
Income (loss) from investment operations:
Net investment income                                 .07         .06          .06         .04          .02
Net realized and unrealized gain (loss)              (.05)        .12         (.11)        .07          .04
------------------------------------------------------------------------------------------------------------------
--
Total income (loss) from investment
operations                                            .02         .18         (.05)        .11          .06
------------------------------------------------------------------------------------------------------------------
--
Dividends and distributions to shareholders:
Dividends from net investment income                   -- (3)    (.06)        (.06)       (.04)        (.02)
Distributions from net realized gain                   --          --           --        (.02)        (.03)
------------------------------------------------------------------------------------------------------------------
--
Total dividends and distributions
to shareholders                                        --        (.06)        (.06)       (.06)        (.05)
------------------------------------------------------------------------------------------------------------------
--
Net asset value, end of period                      $1.09       $1.07        $0.95       $1.06        $1.01
                                               ---------------------------------------------------------------------
                                               ---------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
--
TOTAL RETURN, AT NET ASSET VALUE(4)                 1.93%      18.91%        (4.89)%
10.98%        6.61%
------------------------------------------------------------------------------------------------------------------
--
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)          $23,236     $24,309      $18,784     $15,687
$7,634
------------------------------------------------------------------------------------------------------------------
--
Average net assets (in thousands)                 $23,880     $23,157(5)   $17,589(5)  $11,421(5)
$3,780(5)
------------------------------------------------------------------------------------------------------------------
--
Ratios to average net assets:
Net investment income                               6.11%       6.08%        6.04%       5.13%      4.64%(6)
Expenses                                            0.62%       0.71%        0.85%       0.93%      1.20%(6)
------------------------------------------------------------------------------------------------------------------
--
Portfolio turnover rate(7)                           6.0%       54.7%       102.3%      178.2%     458.6%(6)


1. For the period from May 13, 1992 (commencement of operations) to December 31, 1992.
2. On March 1, 1996, OppenheimerFunds, Inc. became the investment adviser to the Fund.
3.  Less than $0.005 per share.
4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
5.  This information is not covered by audit opinion.
6.  Annualized.
7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $425,023,373 and $361,436,894, respectively.





See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
DECEMBER 31, 1996

                                                                            YEAR ENDED DECEMBER 31,


                                                       1996(2)         1995         1994         1993
1992(1)
----------------------------------------------------------------------------------------------------------------
--------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                   $1.15           $1.09        $1.09        $0.92
$1.00
----------------------------------------------------------------------------------------------------------------
--------
Income (loss) from investment operations:
Net investment income (loss)                             .02             .03         (.01)         .00          .01
Net realized and unrealized gain (loss)                  .13             .08          .03          .20         (.06)
----------------------------------------------------------------------------------------------------------------
--------
Total income (loss) from investment
operations                                               .15             .11          .02          .20         (.05)
----------------------------------------------------------------------------------------------------------------
--------
Dividends and distributions to shareholders:
Dividends from net investment income                    (.01)           (.04)          --         (.02)        (.02)
Distributions from net realized gain                      --            (.01)        (.02)        (.01)        (.01)
----------------------------------------------------------------------------------------------------------------
--------
Total dividends and distributions
to shareholders                                         (.01)           (.05)        (.02)        (.03)        (.03)
----------------------------------------------------------------------------------------------------------------
--------
Net asset value, end of period                         $1.29           $1.15        $1.09        $1.09        $0.92

------------------------------------------------------------------

------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
--------
TOTAL RETURN, AT NET ASSET VALUE(3)                    13.26%          10.30%        1.44%
   21.80%
(4.32)%
----------------------------------------------------------------------------------------------------------------
--------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)              $62,585         $45,775      $31,603      $18,315
$10,493
----------------------------------------------------------------------------------------------------------------
--------
Average net assets (in thousands)                     $56,893         $37,474(4)   $29,133(4)
$13,328(4)   $
9,973(4)
----------------------------------------------------------------------------------------------------------------
--------
Ratios to average net assets:
Net investment income                                   0.76%           1.61%       (1.85)%      (0.31)%
1.63%(5)
Expenses                                                1.21%           1.26%        1.28%        1.50%
1.50%(5)
----------------------------------------------------------------------------------------------------------------
--------
Portfolio turnover rate(6)                              53.7%           85.1%        76.5%        57.4%
206.7%(5)
Average brokerage commission rate(7)                   $0.0019           --           --           --           --


1. For the period from May 13, 1992 (commencement of operations) to December 31, 1992.
2. On March 1, 1996, OppenheimerFunds, Inc. became the investment adviser to the Fund.
3. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
4.  This information is not covered by audit opinion.
5.  Annualized.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $44,150,822 and $28,819,480, respectively.
7. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC. - LIFESPAN DIVERSIFIED INCOME PORTFOLIO FINANCIAL HIGHLIGHTS
DECEMBER 31, 1996

                                                       YEAR ENDED DECEMBER 31,
                                                       1996(2)                       1995(1)
------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                     $1.04                        $1.00
------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                      .06                          .02
Net realized and unrealized gain                           .01                          .04
------------------------------------------------------------------------------------------------
Total income from investment
operations                                                 .07                          .06
------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                      (.01)                        (.02)
Distributions from net realized gain                     --                              --
------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                           (.01)                        (.02)
------------------------------------------------------------------------------------------------
Net asset value, end of period                           $1.10                        $1.04
                                                       -----------------------------------------
                                                       -----------------------------------------

------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                       6.93%                        5.69%
------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)               $25,274                       $21,176
------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $22,854                       $20,364 (4)
------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                     5.84%                         5.11%(5)
Expenses                                                  1.07%                         1.50%(5)
------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                80.4%                         41.2%(5)
Average brokerage commission rate(7)                   $0.0678                           --

1. For the period from September 1, 1995 (commencement of operations) to December 31, 1995.
2. On March 1, 1996, OppenheimerFunds, Inc. became the investment adviser to the Fund.
3. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
 Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
4.  This information is not covered by audit opinion.
5.  Annualized.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $19,927,166 and $16,872,227, respectively.
7. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.


See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS
DECEMBER 31, 1996


                                                       YEAR ENDED DECEMBER 31,
                                                       1996(2)                                 1995(1)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                     $1.05                                   $1.00
----------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                      .03                                     .01
Net realized and unrealized gain                           .11                                     .05
----------------------------------------------------------------------------------------------------------
Total income from investment
operations                                                 .14                                     .06
----------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                      (.01)                                   (.01)
----------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                           (.01)                                   (.01)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $1.18                                   $1.05
                                                         -------------------------------------------------
                                                         -------------------------------------------------

----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                      13.38%
6.08%
----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)               $51,336                                 $35,467
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $41,847                                 $33,925 (4)
----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                     3.34%                                   3.08%(5)
Expenses                                                  1.17%                                   1.50%(5)
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                69.7%                                   39.7%(5)
Average brokerage commission rate(7)                   $0.0025                                     --


1. For the period from September 1, 1995 (commencement of operations) to December 31, 1995.
2. On March 1, 1996, OppenheimerFunds, Inc. became the investment adviser to the Fund.
3. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
4.  This information is not covered by audit opinion.
5.  Annualized.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $34,475,999 and $26,945,206, respectively.
7. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.




See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO FINANCIAL HIGHLIGHTS
DECEMBER 31, 1996

                                                            YEAR ENDED DECEMBER 31,
                                                            1996(2)                            1995(1)
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                          $1.06                              $1.00
---------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                           .02                                .01
Net realized and unrealized gain                                .17                                .06
---------------------------------------------------------------------------------------------------------
Total income from investment
operations                                                      .19                                .07
---------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                           (.01)                              (.01)
Distributions from net realized gain                             --                                 --
---------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                                (.01)                              (.01)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $1.24                              $1.06
                                                          -----------------------------------------------
                                                          -----------------------------------------------

---------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                           17.97%
6.65%
---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                    $41,994                            $26,768
---------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                           $33,109                            $25,460 (4)
---------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                          1.92%                              1.73%(5)
Expenses                                                       1.30%                              1.50%(5)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                     70.7%                              38.7%(5)
Average brokerage commission rate(7)                        $0.0028                                 --


1. For the period from September 1, 1995 (commencement of operations) to December 31, 1995.
2. On March 1, 1996, OppenheimerFunds, Inc. became the investment adviser to the Fund.
3. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
4. This information is not covered by audit opinion.
5. Annualized.
6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1996 were $28,033,224 and $21,163,850, respectively.
7. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.



See accompanying Notes to Financial Statements.

PANORAMA SERIES FUND, INC. - TOTAL RETURN PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES
   Total Return Portfolio (the Fund), is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek maximum total investment return (including both capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments according to changing market conditions. Until May 1, 1996, the Company was named Connecticut Mutual Financial Services Series Fund I, Inc. On January 27, 1996, the policyholders of Connecticut Mutual Life Insurance Company (CML) approved a merger of CML with Massachusetts Mutual Life Insurance Company (MML). In connection with this change, effective March 1, 1996, OppenheimerFunds, Inc. (the Manager) became the adviser of Panorama Series Fund, Inc. Shares of the Fund are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of MML, an affiliate of the investment adviser. The following is a summary of significant accounting policies consistently followed by the Fund.

INVESTMENT VALUATION.
   Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

FOREIGN CURRENCY TRANSLATION.
   The accounting records of the Fund are maintained in U.S. dollars. Prices of securities purchased that are denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

REPURCHASE AGREEMENTS.
   The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

FEDERAL TAXES.
   The Company intends for the Fund to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS.
   Dividends and distributions to shareholders are recorded on the ex-dividend date.

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS.
   Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) was recorded by the Fund.

PANORAMA SERIES FUND, INC. - TOTAL RETURN PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

1. SIGNIFICANT ACCOUNTING POLICIES (continued)
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS (continued)
   During the year ended December 31, 1996, the Fund adjusted the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 1996, amounts have been reclassified to reflect an increase in undistributed net investment income of $162,044. Accumulated net realized gain was decreased by the same amount.

OTHER.
   Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. SHARES OF CAPITAL STOCK
   The Fund has authorized 950 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                            Year Ended                   Year Ended
                         December 31, 1996            December 31, 1995
                   ------------------------------------------------------------

                    Shares        Amount         Shares        Amount
                    ----------    ----------     -----------   ----------------

   Sold              93,916,426  $ 168,995,348    92,416,138   $157,945,504 (1)

   Dividends and
   distributions
   reinvested         5,232,785      9,329,203    39,845,299     69,666,729 (1)

   Redeemed         (79,306,418)  (143,389,085)  (55,425,167)   (94,329,216)(1)
                    ------------  -------------  ------------   ---------------

     Net increase    19,842,793  $  34,935,466    76,836,270   $133,283,017
                    ------------ --------------  ------------  ----------------
                    ------------ --------------  ------------  ----------------

1.  This information is not covered by audit opinion.

3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS
   At December 31, 1996, net unrealized appreciation on investments of $77,874,740 was composed of gross appreciation of $83,407,872, and gross depreciation of $5,533,132.

4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
   Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. The annual fees are 0.625% of the first $600 million of net assets and 0.45% of net assets in excess of $600 million. Prior to March 1, 1996, management fees were paid to G.R. Phelps & Co. (the former Manager), a wholly owned subsidiary of MML. The Manager has agreed to reimburse the Fund if aggregate expenses (with specified exceptions) exceed the most stringent applicable regulatory limit on Fund expenses. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

PANORAMA SERIES FUND, INC. - GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES
   Growth Portfolio (the Fund), is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term growth of capital by investing primarily in common stocks. Until May 1, 1996, the Company was named Connecticut Mutual Financial Services Series Fund I, Inc. On January 27, 1996, the policyholders of Connecticut Mutual Life Insurance Company
   (CML) approved a merger of CML with Massachusetts Mutual Life Insurance Company (MML). In connection with this change, effective March 1, 1996, OppenheimerFunds, Inc. (the Manager) became the adviser of Panorama Series Fund, Inc. Shares of the Fund are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of MML, an affiliate of the investment adviser. The following is a summary of significant accounting policies consistently followed by the Fund.

INVESTMENT VALUATION.
   Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

REPURCHASE AGREEMENTS.
   The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

FEDERAL TAXES.
   The Company intends for the Fund to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS.
   Dividends and distributions to shareholders are recorded on the ex-dividend date.

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS.
   Net investment income and net realized gain may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) was recorded by the Fund.

OTHER.
   Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

PANORAMA SERIES FUND, INC. - GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

2. SHARES OF CAPITAL STOCK
   The Fund has authorized 350 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:


                          Year Ended                      Year Ended
                          December 31, 1996            December 31, 1995
                   -------------------------------------------------------------

                    Shares        Amount         Shares        Amount
                   -------------------------------------------------------------

   Sold              55,608,996    $149,864,357    47,879,137   $113,288,953(1)

   Dividends and
   distributions
   reinvested         1,696,733       4,511,263    11,118,683     27,908,230(1)

   Redeemed         (21,454,970)    (57,911,119)  (14,920,252)   (34,934,671)(1)
                    ------------   -------------  ------------  ----------------

     Net increase    35,850,759    $ 96,464,501    44,077,568   $106,262,512
                    ------------   -------------  ------------  ----------------
                    ------------   -------------  ------------  ----------------


1.  This information is not covered by audit opinion.


3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS
   At December 31, 1996, net unrealized appreciation on investments of $114,242,963 was composed of gross appreciation of $116,270,104, and gross depreciation of $2,027,141.

4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
   Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. The annual fees are 0.625% of the first $300 million of net assets, 0.50% of the next $100 million and 0.45% of net assets in excess of $400 million. Prior to March 1, 1996, management fees were paid to G.R. Phelps & Co. (the former Manager). The Manager has agreed to reimburse the Fund if aggregate expenses (with specified exceptions) exceed the most stringent applicable regulatory limit on Fund expenses. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

PANORAMA SERIES FUND, INC. - GOVERNMENT SECURITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES
   Government Securities Portfolio (the Fund), is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of current income with a high degree of safety of principal by investing primarily in U.S. Government securities and U.S. Government related securities. Until May 1, 1996, the Company was named Connecticut Mutual Financial Services Series Fund I, Inc. On January 27, 1996, the policyholders of Connecticut Mutual Life Insurance Company (CML) approved a merger of CML with Massachusetts Mutual Life Insurance Company (MML). In connection with this change, effective March 1, 1996, OppenheimerFunds, Inc. (the Manager) became the adviser of Panorama Series Fund, Inc. Shares of the Fund are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of MML, an affiliate of the investment adviser.
   The following is a summary of significant accounting policies consistently followed by the Fund.

INVESTMENT VALUATION.
   Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

REPURCHASE AGREEMENTS.
   The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

FEDERAL TAXES.
   The Company intends for the Fund to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

   At December 31, 1996, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $360,000, which expires between 2002 and 2003.

DISTRIBUTIONS TO SHAREHOLDERS.
   Dividends and distributions to shareholders are recorded on the ex-dividend date.

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS.
   Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) was recorded by the Fund.

   During the year ended December 31, 1996, the Fund adjusted the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 1996, amounts have been reclassified to reflect a decrease in undistributed net investment income of $8,607. Accumulated net realized loss was decreased by the same amount.

PANORAMA SERIES FUND, INC. - GOVERNMENT SECURITIES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

1. SIGNIFICANT ACCOUNTING POLICIES (continued)
OTHER.
   Investment transactions are accounted for on the date the investments are
   purchased or sold (trade date).   Discount on securities purchased is
   amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. SHARES OF CAPITAL STOCK
   The Fund has authorized 150 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:


                         Year Ended                       Year Ended
                         December 31, 1996                December 31, 1995
                  --------------------------------------------------------------

                   Shares             Amount          Shares      Amount
                  --------------------------------------------------------------
   Sold                  3,228,090     $ 3,411,359     5,051,043  $5,332,595 (1)

   Dividends and
   distributions
   reinvested               13,298          13,793     1,202,560   1,281,570 (1)

   Redeemed             (4,728,604)     (4,998,787)   (3,205,837) (3,331,875)(1)
                        -----------     -----------   ----------- --------------
     Net increase
     (decrease)         (1,487,216)    $(1,573,635)    3,047,766  $3,282,290
                        -----------    ------------   ----------- --------------
                        -----------    ------------   ----------- --------------

1.  This information is not covered by audit opinion.

3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS
   At December 31, 1996, net unrealized depreciation on investments of $32,315 was composed of gross appreciation of $281,327 and gross depreciation of $313,642.

4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
   Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. The annual fees are 0.525% of the first $300 million of net assets, 0.50% of the next $100 million and 0.45% of net assets in excess of $400 million. The Manager has agreed to reimburse the Fund if aggregate expenses (with specified exceptions) exceed the most stringent applicable regulatory limit on Fund expenses. Effective January 1, 1997, the Manager will act as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

PANORAMA SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES
   International Equity Portfolio (the Fund), is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term growth of capital by investing primarily in equity securities. Until May 1, 1996, the Company was named Connecticut Mutual Financial Services Series Fund I, Inc. On January 27, 1996, the policyholders of Connecticut Mutual Life Insurance Company (CML) approved a merger of CML with Massachusetts Mutual Life Insurance Company (MML). In connection with this change, effective March 1, 1996, OppenheimerFunds, Inc. (the Manager) became the adviser of Panorama Series Fund, Inc. Shares of the Fund are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of MML, an affiliate of the investment adviser. The following is a summary of significant accounting policies consistently followed by the Fund.

INVESTMENT VALUATION.
   Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

FOREIGN CURRENCY TRANSLATION.
   The accounting records of the Fund are maintained in U.S. dollars. Prices of securities purchased that are denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

REPURCHASE AGREEMENTS.
   The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

FEDERAL TAXES.
   The Company intends for the Fund to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS.
   Dividends and distributions to shareholders are recorded on the ex-dividend date.

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS.
   Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) was recorded by the Fund.

PANORAMA SERIES FUND, INC. - INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

1. SIGNIFICANT ACCOUNTING POLICIES (continued)
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS (continued)
   During the year ended December 31, 1996, the Fund adjusted the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 1996, amounts have been reclassified to reflect a decrease in paid-in capital of $930,051, an increase in undistributed net investment income of $2,505,556, and a increase in accumulated net realized loss on investments of $1,575,505.

OTHER.
   Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. SHARES OF CAPITAL STOCK
   The Fund has authorized 150 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:


                          Year Ended                     Year Ended
                     December 31, 1996                 December 31, 1995
                  --------------------------------------------------------------

                   Shares        Amount         Shares           Amount
                   -------------------------------------------------------------
   Sold             17,318,472    $ 21,135,395     13,867,469    $15,578,087 (1)


   Dividends and
   distributions
   reinvested          447,471         554,916      1,701,124      1,953,318 (1)


   Redeemed         (8,889,447)    (11,097,041)    (4,839,804)    (5,442,997)(1)
                    -----------    ------------    -----------    --------------

     Net increase    8,866,496    $ 10,593,270     10,728,789    $12,088,408
                    -----------   -------------    -----------   ---------------
                    -----------   -------------    -----------   ---------------

1.  This information is not covered by audit opinion.


3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS
   At December 31, 1996, net unrealized appreciation on investments of $8,362,401 was composed of gross appreciation of $10,605,136 and gross depreciation of $2,242,735.

4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
   Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. The annual fees are 1.00% of the first $250 million of net assets and 0.90% of net assets in excess of $250 million. Prior to March 1, 1996, management fees were paid to G.R. Phelps & Co. (the former Manager). The Manager has agreed to reimburse the Fund if aggregate expenses (with specified exceptions) exceed the most stringent applicable regulatory limit on Fund expenses. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

   The Manager has entered into a sub-advisory agreement with Babson-Stewart Ivory International (the Sub-Adviser) to assist in the selection of portfolio investments for the components of the Fund. For these services, the Manager pays Babson-Stewart Ivory International negotiated fees.

PANORAMA SERIES FUND, INC. - LIFESPAN DIVERSIFIED INCOME PORTFOLIO NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES
   LifeSpan Diversified Income Portfolio (the Fund), is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek high current income, with opportunities for capital appreciation by investing in a strategically allocated portfolio consisting primarily of bonds. Until May 1, 1996, the Company was named Connecticut Mutual Financial Services Series Fund I, Inc. On January 27, 1996, the policyholders of Connecticut Mutual Life Insurance Company (CML) approved a merger of CML with Massachusetts Mutual Life Insurance Company (MML). In connection with this change, effective March 1, 1996, OppenheimerFunds, Inc. (the Manager) became the adviser of Panorama Series Fund, Inc. Shares of the Fund are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of MML, an affiliate of the investment adviser. The following is a summary of significant accounting policies consistently followed by the Fund.

INVESTMENT VALUATION.
   Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Forward foreign currency exchange contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.

FOREIGN CURRENCY TRANSLATION.
   The accounting records of the Fund are maintained in U.S. dollars. Prices of securities purchased that are denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

REPURCHASE AGREEMENTS.
   The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

FEDERAL TAXES.
   The Company intends for the Fund to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS.
   Dividends and distributions to shareholders are recorded on the ex-dividend date.

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS.
   Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) was recorded by the Fund.

PANORAMA SERIES FUND, INC. - LIFESPAN DIVERSIFIED INCOME PORTFOLIO NOTES TO FINANCIAL STATEMENTS (Continued)

1. SIGNIFICANT ACCOUNTING POLICIES (continued)
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS (continued)
   During the year ended December 31, 1996, the Fund adjusted the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 1996, amounts have been reclassified to reflect an increase in undistributed net investment income of $2,231. Accumulated net realized gain was decreased by the same amount.

OTHER.
   Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. SHARES OF CAPITAL STOCK
   The Fund has authorized 200 million shares of $0.001 par value of capital stock. Transactions in shares of capital stock were as follows:


                          Year Ended                 Year Ended
                         December 31, 1996           December 31, 1995(1)
                   -------------------------------------------------------------

                    Shares         Amount         Shares           Amount
                    ----------     -----------    -----------      -------------
   Sold              2,767,203      $2,918,049     20,000,000     $20,000,000(2)

   Dividends and
   distributions
   reinvested          239,497         249,385        324,034         337,106(2)

   Redeemed           (383,462)       (407,006)            --              --
                    -----------    ------------   -----------      -------------

     Net increase    2,623,238      $2,760,428     20,324,034     $20,337,106
                    -----------    ------------   -----------     --------------
                    -----------    ------------   -----------     --------------

1. For the period from September 1, 1995 (commencement of operations) to December 31, 1995.
2.  This information is not covered by audit opinion.

3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS
   At December 31, 1996, net unrealized appreciation on investments of $1,021,923 was composed of gross appreciation of $1,319,572, and gross depreciation of $297,649.

4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
   Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. The annual fees are 0.75% of the first $250 million of net assets and 0.65% of net assets in excess of $250 million. Prior to March 1, 1996, management fees were paid to G.R. Phelps & Co. (the former Manager). The Manager has agreed to reimburse the Fund if aggregate expenses (with specified exceptions) exceed the most stringent applicable regulatory limit on Fund expenses. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

   The Manager has entered into a sub-advisory agreement with BEA Associates (the Sub-Adviser) to assist in the selection of portfolio investments for the components of the Fund. For these services, the Manager pays BEA Associates negotiated fees.

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES
   LifeSpan Balanced Portfolio (the Fund), is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek a blend of capital appreciation and income by investing in a strategically allocated portfolio of stocks and bonds with a slightly stronger emphasis on stocks. Until May 1, 1996, the Company was named Connecticut Mutual Financial Services Series Fund I, Inc. On January 27, 1996, the policyholders of Connecticut Mutual Life Insurance Company (CML) approved a merger of CML with Massachusetts Mutual Life Insurance Company (MML). In connection with this change, effective March 1, 1996, OppenheimerFunds, Inc. (the Manager) became the adviser of Panorama Series Fund, Inc. Shares of the Fund are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of MML, an affiliate of the investment adviser. The following is a summary of significant accounting policies consistently followed by the Fund.

INVESTMENT VALUATION.
   Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

FOREIGN CURRENCY TRANSLATION.
   The accounting records of the Fund are maintained in U.S. dollars. Prices of securities purchased that are denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

REPURCHASE AGREEMENTS.
   The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

FEDERAL TAXES.
   The Company intends for the Fund to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS.
   Dividends and distributions to shareholders are recorded on the ex-dividend date.

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS.
   Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) was recorded by the Fund.

PANORAMA SERIES FUND, INC. - LIFESPAN BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

1. SIGNIFICANT ACCOUNTING POLICIES (continued)
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS (continued)
   During the year ended December 31, 1996, the Fund adjusted the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 1996, amounts have been reclassified to reflect a decrease in paid-in capital of $20,887, an increase in undistributed net investment income of $31,383, and a decrease in accumulated net realized gain on investments of $10,496.

OTHER.
   Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. SHARES OF CAPITAL STOCK
   The Fund has authorized 200 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:



                        Year Ended                        Year Ended
                        December 31, 1996                 December 31, 1995  (1)
                   -------------------------------------------------------------

                    Shares        Amount          Shares         Amount
                   -------------------------------------------------------------
   Sold              11,771,412    $13,270,683     33,400,000     $33,400,000(2)

   Dividends and
   distributions
   reinvested           324,756        364,414        343,194         359,324(2)

   Redeemed          (2,368,019)    (2,643,615)            --              --
                    ------------   ------------    ----------     --------------

     Net increase     9,728,149    $10,991,482     33,743,194     $33,759,324
                    ------------   ------------    ----------     --------------
                    ------------   ------------    ----------     --------------

1. For the period from September 1, 1995 (commencement of operations) to December 31, 1995.
2.  This information is not covered by audit opinion.

3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS
   At December 31, 1996, net unrealized appreciation on investments of $5,036,956 was composed of gross appreciation of $5,927,588, and gross depreciation of $890,632.

4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
   Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. The annual fees are 0.85% of the first $250 million of net assets and 0.75% of net assets in excess of $250 million. Prior to March 1, 1996, management fees were paid to G.R. Phelps & Co. (the former Manager). The Manager has agreed to reimburse the Fund if aggregate expenses (with specified exceptions) exceed the most stringent applicable regulatory limit on Fund expenses. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

   The Manager has entered into sub-advisory agreements with three Sub-Advisers to assist in the selection of portfolio investments for the components of the Fund. For those services, the Manager pays Babson-Stewart Ivory International, BEA Associates and Pilgrim Baxter & Associates (the Sub-Advisers) negotiated fees.

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES
   LifeSpan Capital Appreciation Portfolio (the Fund), is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation by investing in a strategically allocated portfolio consisting primarily of stocks. Until May 1, 1996, the Company was named Connecticut Mutual Financial Services Series Fund I, Inc. On January 27, 1996, the policyholders of Connecticut Mutual Life Insurance Company (CML) approved a merger of CML with Massachusetts Mutual Life Insurance Company
   (MML). In connection with this change, effective March 1, 1996, OppenheimerFunds, Inc. (the Manager) became the adviser of Panorama Series Fund, Inc. Shares of the Fund are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of MML, an affiliate of the investment adviser. The following is a summary of significant accounting policies consistently followed by the Fund.

INVESTMENT VALUATION.
   Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

FOREIGN CURRENCY TRANSLATION.
   The accounting records of the Fund are maintained in U.S. dollars. Prices of securities purchased that are denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

REPURCHASE AGREEMENTS.
   The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

FEDERAL TAXES.
   The Company intends for the Fund to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS.
   Dividends and distributions to shareholders are recorded on the ex-dividend date.

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS.
   Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) was recorded by the Fund.

PANORAMA SERIES FUND, INC. - LIFESPAN CAPITAL APPRECIATION PORTFOLIO NOTES TO FINANCIAL STATEMENTS (Continued)

1. SIGNIFICANT ACCOUNTING POLICIES (continued)
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS (continued)
   During the year ended December 31, 1996, the Fund adjusted the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 1996, amounts have been reclassified to reflect a decrease in paid-in capital of $20,887, an increase in undistributed net investment income of $31,271, and a decrease in accumulated net realized gain on investments of $10,384.

OTHER.
   Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. SHARES OF CAPITAL STOCK
   The Fund has authorized 200 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:


                         Year Ended                    Year Ended
                         December 31, 1996             December 31, 1995(1)
                   -------------------------------------------------------------

                      Shares         Amount        Shares         Amount
                   -------------------------------------------------------------
   Sold               12,599,280     $14,877,614   25,000,000     $25,000,000(2)

   Dividends and
   distributions
   reinvested            236,570         278,563      154,663         163,733(2)

   Redeemed           (4,035,039)     (4,713,523)          --              --
                   --------------    ------------  ----------       ------------
     Net increase      8,800,811     $10,442,654   25,154,663        $25,163,733
                       ----------    ------------  ----------       ------------
                       ----------    ------------  ----------       ------------

1. For the period from September 1, 1995 (commencement of operations) to December 31, 1995.
2.  This information is not covered by audit opinion.

3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS
   At December 31, 1996, net unrealized appreciation on investments of $5,106,412 was composed of gross appreciation of $5,887,486, and gross depreciation of $781,074.

4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
   Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. The annual fees are 0.85% of the first $250 million of net assets and 0.75% of net assets in excess of $250 million. Prior to March 1, 1996, management fees were paid to G.R. Phelps & Co. (the former Manager). The Manager has agreed to reimburse the Fund if aggregate expenses (with specified exceptions) exceed the most stringent applicable regulatory limit on Fund expenses. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

   The Manager has entered into sub-advisory agreements with three Sub-Advisers to assist in the selection of portfolio investments for the components of the Fund. For these services, the Manager pays Babson-Stewart Ivory International, BEA Associates and Pilgrim Baxter & Associates (the Sub-Advisers) negotiated fees.

                                Appendix A

                         Industry Classifications


Aerospace/Defense
Air Transportation
Auto Parts Distribution
Automotive
Bank Holding Companies
Banks
Beverages
Broadcasting
Broker-Dealers
Building Materials
Cable Television
Chemicals
Commercial Finance
Computer Hardware
Computer Software
Conglomerates
Consumer Finance
Containers
Convenience Stores
Department Stores
Diversified Financial
Diversified Media
Drug Stores
Drug Wholesalers
Durable Household Goods
Education
Electric Utilities
Electrical Equipment
Electronics
Energy Services & Producers
Entertainment/Film
Environmental
         Food
Gas Utilities*
Gold
Health Care/Drugs
Health Care/Supplies & Services
Homebuilders/Real Estate
Hotel/Gaming
Industrial Services
Insurance
Leasing & Factoring
Leisure
Manufacturing
Metals/Mining
Nondurable Household Goods
Oil - Integrated
Paper
Publishing/Printing
Railroads
Restaurants
Savings & Loans
Shipping
Special Purpose Financial
Specialty Retailing
Steel
Supermarkets
Telecommunications - Technology
Telephone - Utility
Textile/Apparel
Tobacco
Toys
Trucking

___________________
*For purposes of a Portfolio's investment policy not to concentrate in securities of issuers in the same industry, utilities are divided into "industries" according to their services (e.g., gas utilities, gas transmission utilities, electric utilities and telephone utilities are each considered a separate industry).

Panorama Series Fund, Inc.
6803 South Tucson Way
Englewood, Colorado 80112
1-800-525-7048

Investment Advisor
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado  80217
1-800-525-7048

Custodian of Portfolio Securities
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts  02110

Independent Auditors
Deloitte & Touche, LLP
555 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202



PANORAMA                     SERIES FUND, INC.

                                 PART C -                   - OTHER INFORMATION

ITEM 24. Financial Statements and Exhibits.

         (a)  Financial Statements:

              (1)  Financial Highlights
                   (i) for Total Return Portfolio - Filed herewith.
                   (ii) for Growth Portfolio - Filed herewith.
                   (iii) for International Equity Portfolio - Filed herewith.
                   (iv) LifeSpan Capital Appreciation Portfolio - Filed herewith.
                   (v) LifeSpan Balanced Portfolio - Filed herewith.
                   (vi) for LifeSpan Diversified Income - Filed herewith.
                   (vii) for Government Securities Portfolio - Filed herewith.

              (2)  Independent Auditors' Report
                   (i) for Total Return Portfolio - Filed herewith.
                   (ii) for Growth Portfolio - Filed herewith.
                   (iii) for International Equity Portfolio - Filed herewith.
                   (iv) for LifeSpan Capital Appreciation Portfolio - Filed herewith.
                   (v) for LifeSpan Balanced Portfolio - Filed herewith.
                   (vi) for LifeSpan Diversified Portfolio Income - Filed herewith.
                   (vii) for Government Securities Portfolio - Filed herewith.

              (3)  Statements of Investment
                   (i) for Total Return Portfolio - Filed herewith.
                   (ii) for Growth Portfolio - Filed herewith.
                   (iii) for International Equity Portfolio - Filed herewith.
                   (iv) for LifeSpan Capital Appreciation Portfolio - Filed herewith.
                   (v) for LifeSpan Balanced Portfolio - Filed herewith.
                   (vi) for LifeSpan Diversified Portfolio Income - Filed herewith.
                   (vii) for Government Securities Portfolio - Filed herewith.


                   (4)  Statement of Net Assets and Liabilities
                   (i) for Total Return Portfolio - Filed herewith.
                   (ii) for Growth Portfolio - Filed herewith.
                   (iii) for International Equity Portfolio - Filed herewith.
                   (iv) for LifeSpan Capital Appreciation Portfolio - Filed herewith.
                   (v) for LifeSpan Balanced Portfolio - Filed herewith.
                   (vi) for LifeSpan Diversified Portfolio Income - Filed herewith.
                   (vii) for Government Securities Portfolio - Filed herewith.

              (5)  Statement of Operations
                   (i) for Total Return Portfolio - Filed herewith.
                   (ii) for Growth Portfolio - Filed herewith.
                   (iii) for International Equity Portfolio - Filed herewith.
                   (iv) for LifeSpan Capital Appreciation Portfolio - Filed herewith.
                   (v) for LifeSpan Balanced Portfolio - Filed herewith.
                   (vi) for LifeSpan Diversified Portfolio Income - Filed herewith.
                   (vii) for Government Securities Portfolio - Filed herewith.

              (6)  Statement of Changes in Net Assets
                   (i) for Total Return Portfolio - Filed herewith.
                   (ii) for Growth Portfolio - Filed herewith.
                   (iii) for International Equity Portfolio - Filed herewith.
                   (iv) for LifeSpan Capital Appreciation Portfolio - Filed herewith.
                   (v) for LifeSpan Balanced Portfolio - Filed herewith.
                   (vi) for LifeSpan Diversified Portfolio Income - Filed herewith.
                   (vii) for Government Securities Portfolio - Filed herewith.

              (7)  Notes to Financial Statements
                   (i) for Total Return Portfolio - Filed herewith.
                   (ii) for Growth Portfolio - Filed herewith.
                   (iii) for International Equity Portfolio - Filed herewith.
                   (iv) for LifeSpan Capital Appreciation Portfolio - Filed herewith.
                   (v) for LifeSpan Balanced Portfolio - Filed herewith.
                   (vi) for LifeSpan Diversified Portfolio Income - Filed herewith.
                   (vii) for Government Securities Portfolio - Filed herewith.

         (b)  Exhibits

              1. Amended and Restated Articles of Incorporation dated May, 1995: Filed with Registrant's Post-Effective Amendment NO. 23, 3/1/96, and Incorporated herein by reference.

              1.1 Articles Supplementary dated August 29, 1996: Filed herewith.

              2. By-Laws: Filed with Registrant's Post-Effective Amendment No. 23, 3/1/96, and incorporated herein by reference.

              3.   Not Applicable

              4.   Not Applicable

              5. Investment Advisory Agreement between the Registrant, on behalf of Total Return Portfolio: Filed with Registrant's Post-Effective Amendment No. 24, 4/30/96, and incorporated herein by reference.

              5.1  Investment Subadvisory Agreement between
OppenheimerFunds, Inc. and Pilgrim, Baxter & Associates, Ltd. (for LifeSpan Balanced Portfolio) and schedule of omitted substantially similar documents: Filed with Registrant's Post-Effective Amendment No. 24, 4/30/96, and incorporated herein by reference.

              5.2  Investment Subadvisory Agreement between
OppenheimerFunds, Inc. and BEA Associates (for LifeSpan Capital
Appreciation Portfolio) and schedule of omitted substantially similar documents: Filed with Registrant's Post-Effective Amendment No. 24, 4/30/96, and incorporated herein by reference.

              5.3  Investment Subadvisory Agreement between
OppenheimerFunds, Inc. and Babson-Stewart Ivory International (for LifeSpan Balanced Portfolio)and schedule of omitted substantially similar documents: Filed with Registrant's Post-Effective Amendment No. 24, 4/30/96, and incorporated herein by reference.

              6.   Not Applicable

              7.   Not Applicable

              8. Master Custodian Agreement between Registrant, on behalf of each series of the Registrant, and State Street Bank and Trust Company: Filed with Registrant's Post-Effective Amendment No. 23, 3/1/96, and incorporated herein by reference.

              8.1 Amendment to Custodian Agreement between Registrant and State Street Bank and Trust Company: Filed with Registrant's
Post-Effective Amendments No. 23, 3/1/96, and incorporated herein by reference.

              9.   Service Contract between Registrant and
OppenheimerFunds Services: Filed with Registrant's Post-Effective Amendments No.24, 4/30/96, and incorporated herein by reference.

              10.  Opinion and Consent of Counsel dated: Filed herewith.

              11.  Consent of Independent Auditors: Filed herewith.

              12.  Not applicable.

              13.  Not Applicable.

              14.  Not Applicable.

              15.  Not Applicable

              16. Performance Data Computation Schedule: Filed herewith.

              17(a) Financial Data Schedule for Total Return Portfolio:
Filed herewith.

              17(b) Financial Data Schedule for Growth Portfolio: Filed herewith.

              17(c) Financial Data Schedule for International Equity
Portfolio: Filed herewith.

              17(d) Financial Data Schedule for LifeSpan Capital
Appreciation Portfolio:  Filed herewith.

              17(e) Financial Data Schedule for LifeSpan Balanced
Portfolio:  Filed herewith.

              17(f) Financial Data Schedule for LifeSpan Diversified Income Portfolio: Filed herewith.

              17(g) Financial Data Schedule for Government Securities
Portfolio:  Filed herewith.

              --Powers of Attorney - Filed herewith. (James C. Swain, George C. Bowen, Robert G. Avis, William A. Baker, Charles Conrad, Jr., Sam Freedman, Raymond J. Kalinowski, C. Howard Kast, Robert M. Kirchner, Ned M. Steel).

              18.   Not Applicable

ITEM 25.      Persons controlled by Or Under Common Control with
Registrant.

              None

ITEM 26. Number of Holders of Securities.

As of April 1, 1997 all outstanding shares of the Portfolios then existing were owned by Mass Mutual Life Insurance Company or its affiliates.

ITEM 27. Indemnification.

         Reference is made to Article VI of Registrant's By-laws filed with Post-Effective Amendment Number 23.


Item 28.   Business and Other Connections of Investment Adviser
--------   ----------------------------------------------------

 (a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.

 (b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.







Name & Current Position     Other Business and Connections with
OppenheimerFunds, Inc.      During the Past Two Years
--------------------------- ------------------------------
Mark J.P. Anson,
Vice President              Vice President of Oppenheimer Real Asset
                            Management, Inc. ("ORAMI"); formerly Vice
                            President of Equity Derivatives at Salomon
                            Brothers, Inc.

Peter M. Antos,
Senior Vice President       An officer and/or portfolio manager of
                            certain Oppenheimer funds; a Chartered
                            Financial Analyst; Senior Vice President of
                            HarbourView; prior to March, 1996 he was the
                            senior equity portfolio manager for the
                            Panorama Series Fund, Inc. (the "Company")
                            and other mutual funds and pension funds
                            managed by G.R. Phelps & Co. Inc. ("G.R.
                            Phelps"), the Company's former investment
                            adviser, which was a subsidiary of
                            Connecticut Mutual Life Insurance Company;
                            was also responsible for managing the common
                            stock department and common stock investments
                            of Connecticut Mutual Life Insurance Co.

Lawrence Apolito,
Vice President              None.

Victor Babin,
Senior Vice President       None.

Bruce Bartlett,
Vice President              An officer and/or portfolio manager of
                            certain Oppenheimer funds; formerly a Vice
                            President and Senior Portfolio Manager at
                            First of America Investment Corp.

Ellen Batt,
Assistant Vice President    None

Kathleen Beichert,
Assistant Vice President    Formerly employed by Smith Barney, Inc.

David Bernard,
Vice President              Previously a Regional Sales Director for
                            Retirement Plan Services at Charles Schwab &
                            Co., Inc.
Rajeev Bhaman,
Assistant Vice President    Formerly Vice President of Asian Equities for
                            Barclays de Zoete Wedd, Inc.

Robert J. Bishop,
Vice President              Assistant Treasurer of the Oppenheimer Funds
                            (listed below); previously a Fund Controller
                            for OppenheimerFunds, Inc. (the "Manager").

George Bowen,
Senior Vice President & Treasurer     Treasurer of the New York-based Oppenheimer
                                      Funds; Vice President, Assistant Secretary
                                      and Treasurer of the Denver-based Oppenheimer
                                      Funds. Vice President and Treasurer of
                                      OppenheimerFunds Distributor, Inc. (the
                                      "Distributor") and HarbourView Asset
                                      Management Corporation ("HarbourView"), an
                                      investment adviser subsidiary of the Manager;
                                      Senior Vice President, Treasurer, Assistant
                                      Secretary and a director of Centennial Asset
                                      Management Corporation ("Centennial"), an
                                      investment adviser subsidiary of the Manager;
                                      Vice President, Treasurer and Secretary of
                                      Shareholder Services, Inc. ("SSI") and
                                      Shareholder Financial Services, Inc.
                                      ("SFSI"), transfer agent subsidiaries of the
                                      Manager; Director, Treasurer and Chief
                                      Executive Officer of MultiSource Services,
                                      Inc.; Vice President and Treasurer of
                                      Oppenheimer Real Asset Management, Inc.;
                                      President, Treasurer and Director of
                                      Centennial Capital Corporation; Vice
                                      President and Treasurer of Main Street
                                      Advisers.

Scott Brooks,
Assistant Vice President    None.

Susan Burton,
Assistant Vice President    Previously a Director of Educational
                            Services for H.D. Vest Investment
                            Securities, Inc.

Michael A. Carbuto,
Vice President              An officer and/or portfolio manager of
                            certain Oppenheimer funds; Vice President
                            of Centennial.

Ruxandra Chivu,
Assistant Vice President    None.

O. Leonard Darling,
Executive Vice President    Formerly Co-Director of Fixed Income for
                            State Street Research & Management Co.

Robert A. Densen,
Senior Vice President       None.

Sheri Devereux,
Assistant Vice President    None.

Robert Doll, Jr.,
Executive Vice President and
Director                    An officer and/or portfolio manager of
                            certain Oppenheimer funds.

John Doney,
Vice President              An officer and/or portfolio manager of
                            certain Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director     Secretary of the New York-
                            based Oppenheimer Funds; Vice President
                            and Secretary of the Denver-based
                            Oppenheimer Funds; Secretary of the
                            Oppenheimer Quest and Oppenheimer
                            Rochester Funds; Executive Vice President,
                            Director and General Counsel of the
                            Distributor; President and a Director of
                            Centennial; Chief Legal Officer and a
                            Director of MultiSource Services, Inc.;
                            President and a Director of Oppenheimer
                            Real Asset Management, Inc.; Executive
                            Vice President, General Counsel and
                            Director of SFSI and SSI; formerly Senior
                            Vice President and Associate General
                            Counsel of the Manager and the
                            Distributor.

George Evans,
Vice President              An officer and/or portfolio manager of
                            certain Oppenheimer funds.

Scott Fairer,
Vice President              Assistant Treasurer of the New York-based
                            and Denver-based Oppenheimer funds.

Leslie A. Falconio,
Assistant Vice President    None.

Katherine P. Feld,
Vice President and Secretary     Vice President and Secretary of
                            OppenheimerFunds Distributor, Inc.;
                            Secretary of HarbourView Asset Management
                            Corporation, MultiSource Services, Inc.
                            and Centennial Asset Management
                            Corporation; Secretary, Vice President and
                            Director of Centennial Capital
                            Corporation; Vice President and Secretary
                            of ORAMI.

Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division          An officer, Director and/or portfolio
                            manager of certain Oppenheimer funds.
                            Formerly Chairman of the Board and
                            Director of Rochester Fund Distributors,
                            Inc. ("RFD"), President and Director of
                            Fielding Management Company, Inc. ("FMC"),
                            President and Director of Rochester
                            Capital Advisors, Inc. ("RCAI"), Managing
                            Partner of Rochester Capital Advisors,
                            L.P., President and Director of Rochester
                            Fund Services, Inc. ("RFS"), President and
                            Director of Rochester Tax Managed Fund,
                            Inc.
John Fortuna,
Vice President              None.

Patricia Foster,
Vice President              Formerly she held the following positions:
                            An officer of certain Oppenheimer funds;
                            Secretary and General Counsel of Rochester
                            Capital Advisors, L.P. and Secretary of
                            Rochester Tax Managed Fund, Inc.

Jennifer Foxson,
Assistant Vice President    None.

Paula C. Gabriele,
Executive Vice President    Formerly Managing Director (1990-1996) for
                            Bankers Trust Co.

Robert G. Galli,
Vice Chairman               Trustee of the New York-based Oppenheimer
                            Funds; Vice President and Counsel of OAC;
                            formerly he held the following positions:
                            Vice President and a director of
                            HarbourView and Centennial, a director of
                            SFSI and SSI, an officer of other
                            Oppenheimer Funds.

Linda Gardner,
Assistant Vice President    None.

Jill Glazerman,             None.
Assistant Vice President

Ginger Gonzalez,
Vice President, Director of
Marketing Communications    Formerly 1st Vice President / Director of
                            Graphic and Print Communications for
                            Shearson Lehman Brothers.

Mildred Gottlieb,
Assistant Vice President    Formerly served as a Strategy Consultant
                            for the Private Client Division of Merrill
                            Lynch.

Robert Grill,
Vice President              Formerly Marketing Vice President for
                            Bankers Trust Company (1993-1996);
                            Steering Committee Member, Subcommittee
                            Chairman for American Savings Education
                            Council (1995-1996).

Caryn Halbrecht,
Vice President              An officer and/or portfolio manager of
                            certain Oppenheimer funds; formerly Vice
                            President of Fixed Income Portfolio
                            Management at Bankers Trust.

Glenna Hale,
Director of Investor Marketing   Formerly Vice President (1994-1997) of
                            Retirement Plans Services for
                            OppenheimerFunds Services.

Thomas B. Hayes,
Assistant Vice President    None.

Barbara Hennigar,
Executive Vice President and
President and Chief Executive
Officer of OppenheimerFunds
Services, a division of the
Manager President and Director of SFSI; President and Chief Executive Officer of SSI.


Dorothy Hirshman,
Assistant Vice President    None.

Alan Hoden,
Vice President              None.

Merryl Hoffman,
Vice President              None.


Scott T. Huebl,
Assistant Vice President    None.

Richard Hymes,
Assistant Vice President    None.

Jane Ingalls,
Assistant Vice President    Formerly a Senior Associate with Robinson,
                            Lake/Sawyer Miller.
Ronald Jamison,
Vice President              Formerly Vice President
                            and Associate General Counsel at
                            Prudential Securities, Inc.

Frank Jennings,
Vice President              An officer and/or portfolio manager of
                            certain Oppenheimer funds.  Formerly a
                            Managing Director of Global Equities at
                            Paine Webber's Mitchell Hutchins division.

Heidi Kagan,
Assistant Vice President    None.

Thomas W. Keffer,
Vice President              Formerly Senior Managing Director of Van
                            Eck Global.

Avram Kornberg,
Vice President              Formerly a Vice President with Bankers
                            Trust.

Joseph Krist,
Assistant Vice President    None.

Paul LaRocco,
Vice President              An officer and/or portfolio manager of
                            certain Oppenheimer funds. Formerly a
                            Securities Analyst for Columbus Circle
                            Investors.

Michael Levine,
Assistant Vice President    None.

Shanquan Li,
Assistant Vice President    Director of Board (since 2/96), Chinese
                            Finance Society; formerly Chairman (11/94-
                            2/96)), Chinese Finance Society; and
                            Director (6/94-6/95), Greater China
                            Business Networks.

Stephen F. Libera,
Vice President              An officer and/or portfolio manager of
                            certain Oppenheimer funds; a Chartered
                            Financial Analyst; a Vice President of
                            HarbourView; prior to March, 1996 he was
                            the senior bond portfolio manager for
                            Panorama Series Fund, Inc., other mutual
                            funds and pension accounts managed by G.R.
                            Phelps; was also responsible for managing
                            the public fixed-income securities
                            department at Connecticut Mutual Life
                            Insurance Co.


Mitchell J. Lindauer,
Vice President              None.

David Mabry,
Assistant Vice President    None.

Loretta McCarthy,
Executive Vice President    None.

Bridget Macaskill,
President, Chief Executive Officer
and Director                President, Director and Trustee of the New
                            York-based and the Denver-based
                            Oppenheimer funds; President and a
                            Director of OAC, HarbourView and
                            Oppenheimer Partnership Holdings, Inc.;
                            Director of ORAMI; Chairman and Director
                            of SSI; a Director of Oppenheimer Real
                            Asset Management, Inc.

Timothy Martin,
Assistant Vice President    Formerly Vice President, Mortgage Trading,
                            at S.N. Phelps &
                            Co., Salomon Brothers, and Kidder Peabody.

Sally Marzouk,
Vice President              None.

Michelle McCann,
Assistant Vice President    Formerly Vice President, Quest for Value
                            Distributors, Oppenheimer Capital
                            Corporation.

Lisa Migan,
Assistant Vice President,   None.

Robert J. Milnamow,
Vice President              An officer and/or portfolio manager of
                            certain Oppenheimer funds. Formerly a
                            Portfolio Manager with Phoenix Securities
                            Group.

Denis R. Molleur,
Vice President              None.

Linda Moore,
Vice President              Formerly Marketing Manager (July, 1995 -
                            November, 1996) for Chase Investment
                            Services Corp.

Kenneth Nadler,
Vice President              None.

David Negri,
Vice President              An officer and/or portfolio manager of
                            certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President    None.

Robert A. Nowaczyk,
Vice President              None.

Gina M. Palmieri,
Assistant Vice President    None.

Robert E. Patterson,
Senior Vice President       An officer and/or portfolio manager of
                            certain Oppenheimer funds.

John Pirie,
Assistant Vice President    Formerly a Vice President with Cohane
                            Rafferty Securities, Inc.

Tilghman G. Pitts III,
Executive Vice President    Chairman and Director of the Distributor.

Jane Putnam,
Vice President              An officer and/or portfolio manager of
                            certain Oppenheimer funds. Formerly Senior
                            Investment Officer and Portfolio Manager
                            with Chemical Bank.

Russell Read,
Vice President              Consultant for Prudential Insurance on
                            behalf of the General Motors Pension Plan.

Thomas Reedy,
Vice President              An officer and/or portfolio manager of
                            certain Oppenheimer funds. Formerly a
                            Securities Analyst for the Manager.

David Robertson,
Vice President              None.

Adam Rochlin,
Vice President              Formerly a Product Manager for
                            Metropolitan Life Insurance Company.

Michael S. Rosen
Vice President; President:
Rochester Division          An officer and/or portfolio manager of
                            certain Oppenheimer funds. Formerly Vice
                            President of RFS, President and Director
                            of RFD, Vice President and Director of
                            FMC, Vice President and director of RCAI,
                            General Partner of RCA, an officer and/or
                            portfolio manager of certain Oppenheimer
                            funds.

David Rosenberg,
Vice President              An officer and/or portfolio manager of
                            certain Oppenheimer funds.
Richard H. Rubinstein,
Senior Vice President       An officer and/or portfolio manager of
                            certain Oppenheimer funds; formerly Vice
                            President and Portfolio Manager/Security
                            Analyst for Oppenheimer Capital Corp., an
                            investment adviser.

Lawrence Rudnick,
Assistant Vice President    Formerly Vice President of Dollar Dry Dock
                            Bank.

James Ruff,
Executive Vice President    None.

Valerie Sanders,
Vice President              None.

Ellen Schoenfeld,
Assistant Vice President    None.

Stephanie Seminara,
Vice President              Formerly Vice President of Citicorp
                            Investment Services.

Diane Sobin,
Vice President              An officer and/or portfolio manager of
                            certain Oppenheimer funds; formerly a Vice
                            President and Senior Portfolio Manager for
                            Dean Witter InterCapital, Inc.

Richard A. Soper,           None.
Assistant Vice President

Nancy Sperte,
Executive Vice President
                            None.

Donald W. Spiro,
Chairman Emeritus and Director   Vice Chairman and Trustee of the New York-
                            based Oppenheimer Funds; formerly Chairman
                            of the Manager and the Distributor.

Arthur Steinmetz,
Senior Vice President       An officer and/or portfolio manager of
                            certain Oppenheimer funds.

Ralph Stellmacher,
Senior Vice President       An officer and/or portfolio manager of
                            certain Oppenheimer funds.

John Stoma,
Senior Vice President,
Director Retirement Plans   Formerly Vice President of U.S. Group
                            Pension Strategy and Marketing for
                            Manulife Financial.

Michael C. Strathearn,
Vice President              An officer and/or portfolio manager of
                            certain Oppenheimer funds; a Chartered
                            Financial Analyst; a Vice President of
                            HarbourView; prior to March, 1996 he was
                            an equity portfolio manager for Panorama
                            Series Fund, Inc. and other mutual funds
                            and pension accounts managed by G.R.
                            Phelps.

James C. Swain,
Vice Chairman of the Board  Chairman, CEO and Trustee, Director or
                            Managing Partner of the Denver-based
                            Oppenheimer Funds; President and a
                            Director of Centennial; formerly President and Director of OAMC, and Chairman of the Board of SSI.

James Tobin,
Vice President              None.

Jay Tracey,
Vice President              Vice President of the Manager; Vice
                            President and Portfolio Manager of
                            Oppenheimer Discovery Fund, Oppenheimer
                            Global Emerging Growth Fund and
                            Oppenheimer Enterprise Fund.  Formerly
                            Managing Director of Buckingham Capital
                            Management.

Gary Tyc,
Vice President, Assistant
Secretary and Assistant Treasurer     Assistant Treasurer of the Distributor and
                            SFSI.

Ashwin Vasan,
Vice President              An officer and/or portfolio manager of
                            certain Oppenheimer funds.

Dorothy Warmack,
Vice President              An officer and/or portfolio manager of
                            certain Oppenheimer funds.

Jerry A. Webman,
Senior Vice President       Director of New York-
                            based tax-exempt fixed income Oppenheimer
                            Funds; Formerly Managing Director and
                            Chief Fixed Income Strategist at
                            Prudential Mutual Funds.

Christine Wells,
Vice President              None.

Joseph Welsh,
Assistant Vice President    None.

Kenneth B. White,
Vice President              An officer and/or portfolio manager of
                            certain Oppenheimer funds; a Chartered
                            Financial Analyst; Vice President of
                            HarbourView; prior to March, 1996 he was
                            an equity portfolio manager for Panorama
                            Series Fund, Inc. and other mutual funds
                            and pension funds managed by G.R. Phelps.

William L. Wilby,
Senior Vice President       An officer and/or portfolio manager of
                            certain Oppenheimer funds; Vice President
                            of HarbourView.

Carol Wolf,
Vice President              An officer and/or portfolio manager of
                            certain Oppenheimer funds; Vice President
                            of Centennial; Vice President, Finance and
                            Accounting and member of the Board of
                            Directors of the Junior League of Denver,
                            Inc.

Robert G. Zack,
Senior Vice President and
Assistant Secretary         Associate General Counsel of the Manager;
                            Assistant Secretary of the Oppenheimer
                            Funds; Assistant Secretary of SSI, SFSI;
                            an officer of other Oppenheimer Funds.

Arthur J. Zimmer,
Vice President              An officer and/or portfolio manager of
                            certain Oppenheimer funds; Vice President
                            of Centennial.

The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds, and the Quest/Rochester Funds, set forth below:

New York-based Oppenheimer Funds
--------------------------------
Oppenheimer Multiple Strategies Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Discovery Fund
Oppenheimer Enterprise Fund
Oppenheimer Global Emerging Growth Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Growth Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust
Oppenheimer New York Municipal Fund
Oppenheimer Fund
Oppenheimer Series Fund, Inc.
Oppenheimer Municipal Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer World Bond Fund
Oppenheimer Developing Markets Fund

Denver-based Oppenheimer Funds
------------------------------
Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Daily Cash Accumulation Fund, Inc.
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Equity Income Fund
Oppenheimer High Yield Fund
Oppenheimer Integrity Funds
Oppenheimer International Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.
Oppenheimer Strategic Income Fund
Oppenheimer Strategic Income & Growth Fund
Oppenheimer Municipal Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.
The New York Tax-Exempt Income Fund, Inc.

Quest/Rochester Funds
---------------------------------
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Bond Fund For Growth
Rochester Fund Municipals
Limited-Term New York Municipal Fund

     The address of OppenheimerFunds, Inc., the New York-based
Oppenheimer Funds, Quest funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership
Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World
Trade Center, New York, New York 10048-0203.

     The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc.,
OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management,
Inc. is 6803 South Tuscon Way, Englewood, Colorado 80112.

     The address of MultiSource Services, Inc. is 1700 Lincoln
Street, Denver, Colorado 80203.

     The address of Oppenheimer Bond Fund For Growth, Rochester
Fund Municipals and Limited Term New York Municipal Fund is 350
Linden Oaks, Rochester, New York 14625-2807.


Item 29.                    Principal Underwriter
--------                    ---------------------

Not Applicable.


30.  Location of Portfolios and Records

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

31.  Management Services.

     Not Applicable.

32.  Undertakings.

     (a)  Not Applicable.

     (b)  Not Applicable.

     (c) The company will furnish each person to whom a prospectus is delivered with a copy of the Company's latest annual report to shareholders, upon request and without charge.

                               SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Arapahoe and State of Colorado on the 23rd day of April, 1997.

          PANORAMA SERIES FUND, INC.


          by: /s/ James C. Swain *
              --------------------
              James C. Swain, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signatures:                 Title                    Date
-----------                 -----------------        --------------
/s/ James C. Swain*         Chairman of the Board    April 23, 1997
---------------------       of Directors and
James C. Swain              Principal Executive
                            Officer

/s/ George Bowen*           Treasurer and            April 23, 1997
----------------------      Principal Financial
George Bowen                and Accounting Officer


/s/ Robert G. Avis*         Director                 April 23, 1997
----------------------
Robert G. Avis


/s/ William A. Baker*       Director                 April 23, 1997
----------------------
William A. Baker

/s/ Charles Conrad, Jr.*    Director                 April 23, 1997
----------------------
Charles Conrad, Jr.


/s/ Sam Freedman*               Director                 April 23, 1997
----------------------
Sam Freedman

/s/ Raymond J. Kalinowski*      Director                 April 23, 1997
----------------------
Raymond J. Kalinowski


/s/ C. Howard Kast*             Director                 April 23, 1997
----------------------
C. Howard Kast


/s/ Robert M. Kirchner*         Director                 April 23, 1997
----------------------
Robert M. Kirchner


/s/ Ned M. Steel*               Director                 April 23, 1997
-----------------------
Ned M. Steel




*By:   /s/ Robert G. Zack
      -------------------------------------
      Robert G. Zack, Attorney-in-Fact

                        PANORAMA SERIES FUND, INC.

                             Registration No.

                      Post-Effective Amendment No. 25

                             Index to Exhibits
                             -----------------


Exhibit No.      Description
-----------      -----------

24(b)(1.1)       Articles Supplementary dated August 29, 1996.
24(b)(11)             Independent Auditors' Consent
                      (a)       Deloitte & Touche, LLP
                      (b)       Arthur Andersen
24(b)(16)             Performance Data Computation Schedule
24(b)(17)(a)          Total Return Portfolio - Financial Data
                      Schedule
24(b)(17)(b)          Growth Portfolio - Financial Data Schedule
24(b)(17)(c)          International Equity Portfolio - Financial
                      Data Schedule
24(b)(17)(d)          LifeSpan Capital Appreciation Portfolio -
                                Financial Data Schedule
24(b)(17)(e)          LifeSpan Balanced Portfolio- Financial Data
                                Schedule
24(b)(17)(f)          LifeSpan Diversified Income Portfolio-
                                Financial Data Schedule
24(b)(17)(g)          Government Securities Portfolio - Financial
                                Data Schedule
       ---       Powers of Attorney - Filed herewith. (James C.
                 Swain, George C. Bowen, Robert G. Avis, William
                 A. Baker,      Charles Conrad, Jr., Sam Freedman,
                 Raymond J. Kalinowski, C. Howard Kast, Robert
                 M. Kirchner, Ned M. Steel).









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